As filed with the Securities and Exchange Commission

On November 1, 2005

Registration No. 333-74295; 811-09253

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 87	☒

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 88	☒

WELLS FARGO FUNDS TRUST

(Exact Name of Registrant as specified in Charter)

525 Market Street

San Francisco, CA 94105

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 643-9691

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, CA 94105

(Name and Address of Agent for Service)

With a copy to:

Marco E. Adelfio, Esq.

Morrison & Foerster LLP

2000 Pennsylvania Ave., N.W.

Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to Rule 485(b), or

☐	60 days after filing pursuant to Rule 485(a)(1), or

☐	on pursuant to Rule 485(a)(1)

☐	75 days after filing pursuant to Rule 485(a)(2), or

☐	on pursuant to Rule 485(a)(2)

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 87 to the Registration Statement of Wells Fargo Funds Trust (the “Trust”) is being filed to add the audited financial statements and certain related financial information for the fiscal year ended June 30, 2005 for the California Limited-Term Tax-Free Fund, California Tax-Free Fund, Colorado Tax-Free Fund, Intermediate Tax-Free Fund, Minnesota Tax-Free Fund, Municipal Bond Fund, National Limited-Term Tax-Free Fund, National Tax-Free Fund, Nebraska Tax-Free Fund, Short-Term Municipal Bond Fund, Ultra Short-Term Municipal Income Fund and Wisconsin Tax-Free Fund, and to make certain other non-material changes to the Trust’s Registration Statement.

WELLS FARGO FUNDS TRUST

Cross Reference Sheet

Form N-1A Item Number

Part A	Prospectus Captions
1	Front and Back Cover Pages
2	Objectives
Principal Strategies
Summary of Important Risks
Performance History
3	Summary of Expenses
4	Objectives
Principal Strategies
Summary of Important Risks
See Individual Fund Summaries
Additional Strategies and General Investment Risks
Other Information
5	Organization and Management of the Funds
6	Your Account
How to Buy Shares
How to Sell Shares
Exchanges
Income and Gain Distributions
Taxes
7	A Choice of Share Classes
Reductions and Waivers of Sales Charges
8	See Individual Fund Summaries

Part B	Statement of Additional Information Captions
9	Cover Page and Table of Contents
10	Historical Fund Information
11	Investment Policies
Additional Permitted Investment Activities and Associated Risks
Policies and Procedures for Disclosure of Fund Portfolio Holdings
12	Management
Proxy Voting Policies and Procedures
13	Capital Stock
14	Management
Additional Purchase and Redemption Information
15	Management
16	Management
Portfolio Transactions
17	Capital Stock
18	Determination of Net Asset Value
Additional Purchase and Redemption Information
19	Federal Income Taxes
20	Management
21	Not Applicable
22	Financial Information

Part C	Other Information
23-30	Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document.

WELLS FARGO ADVANTAGE FUNDS

November 1, 2005

Prospectus

wells fargo advantage municipal income funds – class A, class B, class C

Wells Fargo Advantage California Limited-Term Tax-Free Fund

Wells Fargo Advantage California Tax-Free Fund

Wells Fargo Advantage Colorado Tax-Free Fund

Wells Fargo Advantage Minnesota Tax-Free Fund

Wells Fargo Advantage Municipal Bond Fund

Wells Fargo Advantage National Limited-Term Tax-Free Fund

Wells Fargo Advantage National Tax-Free Fund

Wells Fargo Advantage Short-Term Municipal Bond Fund

Wells Fargo Advantage Wisconsin Tax-Free Fund

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund’s goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (“SEC”), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. (“Wells Fargo Bank”) or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Table of Contents	Municipal Income Funds

Please find Wells Fargo Advantage Funds’ Privacy Policy inside the back cover of this Prospectus.

Municipal Income Funds Overview

See the individual Fund descriptions in this Prospectus for further details.

Italicized and colored words appear that way only to denote their inclusion in the Glossary section of this Prospectus.

FUND (TICKER)	OBJECTIVE
California Limited-Term Tax-Free Fund (Class A: SFCIX) (Class C: SFCCX)	Seeks current income exempt from federal income tax and California individual income tax.
California Tax-Free Fund (Class A: SCTAX) (Class B: SGCBX) (Class C: SCTCX)	Seeks current income exempt from federal income tax and California individual income tax.
Colorado Tax-Free Fund (Class A: NWCOX) (Class B: NWCBX)	Seeks current income exempt from federal income tax and Colorado individual income tax.
Minnesota Tax-Free Fund (Class A: NMTFX) (Class B: NWMBX)	Seeks current income exempt from federal income tax and Minnesota individual income tax.
Municipal Bond Fund (Class A: WMFAX) (Class B: WMFBX) (Class C: WMFCX)	Seeks current income exempt from federal income tax.
National Limited-Term Tax-Free Fund (Class A: WNLAX) (Class B: WNLBX) (Class C: WNLCX)	Seeks current income exempt from federal income tax.
National Tax-Free Fund (Class A: NWTFX) (Class B: NWTBX) (Class C: WFNTX)	Seeks current income exempt from federal income tax.
Short-Term Municipal Bond Fund (Class C: WSSCX)	Seeks current income exempt from federal income tax consistent with capital preservation.
Wisconsin Tax-Free Fund (Class C: WWTCX)	Seeks current income exempt from federal income tax and Wisconsin individual income tax.

4	Municipal Income Funds Prospectus

PRINCIPAL STRATEGIES
We invest principally in municipal securities that pay interest exempt from federal income tax (including the federal AMT) and California individual income tax. We may buy municipal securities of any maturity length, but we invest substantially all of the Fund’s total assets in securities with remaining maturities of less than 10 years. We have some flexibility in setting the portfolio’s dollar-weighted average maturity. Under normal circumstances, the expected average duration of the Fund’s portfolio will be from 1 to 5 years.
We invest principally in municipal securities that pay interest exempt from federal income tax (including the federal AMT) and California individual income tax. Under normal circumstances, we invest substantially all of the Fund’s total assets in securities with remaining maturities of 2 to 10 years (intermediate-term) or 10 years or longer (long-term). We have some flexibility in setting the portfolio’s dollar-weighted average maturity.
We invest principally in municipal securities that pay interest exempt from federal income tax (including the federal AMT) and Colorado individual income tax. Under normal circumstances the Fund’s dollar-weighted average maturity will be greater than 10 years and it may reach or exceed 20 years. We emphasize investments in municipal securities that pay interest income.
We invest principally in municipal securities that pay interest exempt from federal income tax (including the federal AMT) and Minnesota individual income tax. There are no restrictions on the Fund’s average portfolio maturity. Under normal circumstances, the Fund’s dollar-weighted average maturity will be greater than 10 years. The Fund’s average portfolio maturity may reach or exceed 20 years. We emphasize investments in municipal securities that pay interest income.
We invest principally in municipal securities. The Fund’s average effective maturity will typically be between 5 and 20 years.

We invest principally in municipal securities. Under normal circumstances, we maintain the Fund’s dollar-weighted average maturity between 1 and 5 years. We emphasize investments in municipal securities that pay interest income.

We invest principally in municipal securities. Under normal circumstances, we maintain the Fund’s dollar-weighted average maturity between 10 and 20 years. We emphasize investments in municipal securities that pay interest income.

We invest principally in municipal securities. The Fund’s average effective maturity will typically be 3 years or less.
We invest in municipal securities and debt obligations that pay interest exempt from federal income tax (including the federal AMT) and Wisconsin individual income tax. These securities may be issued by (a) Wisconsin and its subdivisions, authorities, instrumentalities and corporations, (b) U.S. territories and possessions; and (c) any other issuer whose securities are exempt from federal income tax and Wisconsin individual income tax. The Fund’s average effective maturity will typically be between 5 and 20 years.

Municipal Income Funds Prospectus	5

Summary of Important Risks

This section summarizes important risks that relate to an investment in the Funds. All are important to your investment choice. Additional information about these and other risks is included in:

•	the individual Fund descriptions beginning on page 27;

•	the “Additional Strategies and General Investment Risks” section beginning on page 58; and

•	the Funds’ Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a Fund.

COMMON RISKS FOR THE FUNDS

Debt Securities

The Funds invest in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of instruments in a Fund’s portfolio. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt instruments held in a Fund, unless the instrument has adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

High Yield Securities

The Funds invest in debt securities that are in low or below investment-grade categories, or are unrated or in default at the time of purchase (sometimes referred to as “junk bonds” or high yield securities). Such securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and may be more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated or unrated debt securities may be less liquid and more difficult to value than higher-rated securities.

Municipal Securities

The Funds invest in municipal securities that rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio’s yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. Each Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, a Fund may own different obligations that pay interest based on the revenue of similar projects.

Although the Funds strive to invest in municipal securities and other securities with interest that is exempt from federal income taxes, including federal alternative minimum tax (“AMT”) for certain of the Funds, some income earned by Fund investments may be subject to such taxes.

The Funds take advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by a

6	Municipal Income Funds Prospectus

Fund. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable.

Non-Diversification

Certain of the Funds are generally considered non-diversified according to the Investment Company Act of 1940, as amended (“1940 Act”). The majority of the issuers of the securities in a Fund’s portfolio, with the exception of the Municipal Bond Fund, National Limited Term Tax-Free Fund, National Tax-Free Fund and Short-Term Municipal Bond Fund, are located within one state. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or that spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio. The Municipal Bond Fund, the National Limited-Term Tax-Free Fund, the National Tax-Free Fund and the Short-Term Municipal Bond Fund are considered to be diversified. All other Funds in this Prospectus are considered to be non-diversified.

U.S. Government Agency Securities

Certain of the Funds invest in U.S. Government agency securities, such as the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”) and Federal Home Loan Banks (“FHLBs”). The FNMA guarantees full and timely payment of both interest and principal, while the FHLMC guarantees full and timely payment of interest and ultimate payment of principal. However, FNMA and FHLMC mortgage-backed securities are examples of the types of U.S. Government agency securities that are not backed by the full faith and credit of the U.S. Government. The mortgages underlying securities issued by the FNMA or FHLMC are typically conventional residential mortgages that are not insured or guaranteed, but conform to specific underwriting, size and maturity standards. Mortgage-backed securities issued by FHLBs also are not backed by the full faith and credit of the U.S. Government. The U.S. Government does not guarantee the market value or current yield of its obligations. There can be no assurance that the U.S. Government would provide financial support for U.S. Government agency securities that are not backed by the full faith and credit of the U.S. Government.

Municipal Income Funds Prospectus	7

Summary of Important Risks

FUND	SPECIFIC RISKS

California Limited-Term Tax-Free Fund and California Tax-Free Fund	The Funds are primarily subject to the risks described under “Common Risks for the Funds” starting on page 6. Since we invest heavily in California municipal securities, events in California are likely to affect the Funds’ investments. Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, housing and construction, high technology and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal securities. In addition, our active investment strategy for the California Limited-Term Tax-Free Fund results in higher-than-average portfolio turnover ratio and increased trading expenses and may generate higher short-term capital gains.

Colorado Tax-Free Fund	The Fund is primarily subject to the “Debt Securities,” “High Yield Securities,” “Municipal Securities” and “Non-Diversification” risks described under “Common Risks for the Funds” starting on page 6. Since we invest heavily in Colorado municipal securities, events in Colorado are likely to affect the Fund’s investments. The Colorado economy is based on information, professional and technical services, communications, transportation, tourism, natural resources and mining, and manufacturing. Certain obligations of Colorado state and local public entities are subject to particular economic risks, including, but not limited to, the vulnerabilities of resort economies which depend on seasonal tourism, the possibility of downturns in sales tax and other revenues, and fluctuations in the real estate market.

Minnesota Tax-Free Fund	The Fund is primarily subject to the “Debt Securities,” “High Yield Securities,” “Municipal Securities” and “Non-Diversification” risks described under “Common Risks for the Funds” starting on page 6. Since we invest heavily in Minnesota municipal securities, events in Minnesota are likely to affect the Fund’s investments. For example, the state’s economy relies significantly on its agriculture and forestry natural resources. Adverse conditions affecting these areas could have a disproportionate impact on Minnesota municipal securities.

Municipal Bond Fund	The Fund is primarily subject to the “Debt Securities,” “High Yield Securities,” “Municipal Securities” and “U.S. Government Agency Securities” risks described under “Common Risks for the Funds” starting on page 6. Our active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

National Limited-Term Tax-Free Fund and National Tax-Free Fund	The Funds are primarily subject to the “Debt Securities,” High Yield Securities,” and “Municipal Securities” risks described under “Common Risks for the Funds” starting on page 6. The Funds may from time to time focus on investments in certain states or geographic regions, and their performance could be disproportionately affected by political or demographic factors in such states or regions.

8	Municipal Income Funds Prospectus

FUND	SPECIFIC RISKS

Short-Term Municipal Bond Fund	The Fund is primarily subject to the “Debt Securities”, “High Yield Securities”, “Municipal Securities” and U.S. Government Agency Securities risks described under “Common Risks for the Funds” starting on page 6. Our active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

Wisconsin Tax-Free Fund	The Fund is primarily subject to the risks described under “Common Risks for the Funds” starting on page 6. The Fund invests a majority of its assets in Wisconsin municipal securities, and so may be subject to risks associated with the economic conditions in the State of Wisconsin, which could affect Wisconsin municipal securities. For example, the Wisconsin economy relies significantly on its dairy products, motor vehicles, paper, meat products and small engines industries, and adverse conditions affecting these industries could have a disproportionate effect on Wisconsin’s municipal securities.

Municipal Income Funds Prospectus	9

Performance History

The following information shows you how each Fund has performed and illustrates the variability of a Fund’s returns over time. Each Fund’s average annual returns for one-, five- and ten-year periods (or for the life of the Fund, as applicable) are compared to the performance of an appropriate broad-based index.

Please remember that past performance before and after taxes is no guarantee of future results.

The Wells Fargo Advantage Municipal Bond Fund was organized as the successor fund to the Strong Municipal Bond Fund and the Strong Advisor Municipal Bond Fund, with the former being the accounting survivor. The Wells Fargo Advantage Short-Term Municipal Bond Fund was organized as the successor fund to the Strong Short-Term Municipal Bond Fund and the Strong Short-Term High Yield Municipal Fund, with the former being the accounting survivor. The Wells Fargo Advantage Wisconsin Tax-Free Fund was organized as the successor fund to the Strong Wisconsin Tax-Free Fund. The predecessor Strong Funds were reorganized into the Wells Fargo Advantage FundsSM effective at the close of business on April 8, 2005. The historical performance and financial highlight information shown below and throughout this Prospectus for each Wells Fargo Advantage Fund reflects the historical information for its predecessor.

California Limited-Term Tax-Free Fund Class A Calendar Year Returns *

Best Qtr.:	Q1 ’95 • 3.41%	Worst Qtr.:	Q2 ’99 • (1.57)%

*	Returns do not reflect sales charges. If they did, returns would be lower. The Fund’s year-to-date performance through September 30, 2005 was 0.96%.

10	Municipal Income Funds Prospectus

The table below provides average annual total return information for the Fund’s Class A and Class C shares, and includes both before- and after-tax returns for the Class A shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts (“IRAs”). After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

Average annual total returns[1] for the period ended 12/31/04	1 year	5 years	10 years
Class A Returns Before Taxes (Incept. 11/18/92)	(0.57)%	3.74%	4.21%
Class A Returns After Taxes on Distributions	(0.62)%	3.69%	4.14%
Class A Returns After Taxes on Distributions and Sale of Fund Shares	0.50%	3.62%	4.08%
Class C Returns Before Taxes (Incept. 8/30/02)[2]	0.75%	3.50%	3.65%
LB 3-Year Muni Index[3] (reflects no deduction for fees, expenses or taxes)	1.78%	4.78%	4.97%
[1]	Returns reflect applicable sales charges.
[2]	Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares adjusted to reflect this Class’s fees and expenses.
[3]	Lehman Brothers 3-Year Municipal Bond Index.

Municipal Income Funds Prospectus	11

Performance History

California Tax-Free Fund Class A Calendar Year Returns*

Best Qtr.:	Q1 ’95 • 6.19%	Worst Qtr.:	Q2 ’99 • (2.50)%

*	Returns do not reflect sales charges. If they did, returns would be lower. The Fund’s year-to-date performance through September 30, 2005 was 3.53%.

The table below provides average annual total return information for the Fund’s Class A, Class B and Class C shares, and includes both before- and after-tax returns for the Class A shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Average annual total returns[1] for the period ended 12/31/04	1 year	5 years	10 years
Class A Returns Before Taxes (Incept. 10/6/88)	0.17%	5.93%	6.12%
Class A Returns After Taxes on Distributions	0.08%	5.85%	5.86%
Class A Returns After Taxes on Distributions and Sale of Fund Shares	1.69%	5.76%	5.84%
Class B Returns Before Taxes (Incept. 12/15/97)[2]	(1.03)%	5.76%	5.80%
Class C Returns Before Taxes (Incept. 7/1/93)	3.06%	6.07%	5.81%
LB Muni Index[3] (reflects no deduction for fees, expenses or taxes)	4.48%	7.20%	7.06%
[1]	Returns reflect applicable sales charges.
[2]	Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares adjusted to reflect this Class’s fees and expenses.
[3]	Lehman Brothers Municipal Bond Index.

12	Municipal Income Funds Prospectus

Colorado Tax-Free Fund Class A Calendar Year Returns*

Best Qtr.:	Q3 ’02 • 5.99%	Worst Qtr.:	Q2 ’99 • (2.30)%

*	Returns do not reflect sales charges. If they did, returns would be lower. The Fund’s year-to-date performance through September 30, 2005 was 2.40%.

The table below provides average annual total return information for the Fund’s Class A and Class B shares, and includes both before- and after-tax returns for the Class A shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B shares will vary.

Average annual total returns[1] for the period ended 12/31/04	1 year	5 years	10 years
Class A Returns Before Taxes (Incept. 6/1/93)	(0.90)%	6.49%	6.40%
Class A Returns After Taxes on Distributions	(0.90)%	6.49%	6.39%
Class A Returns After Taxes on Distributions and Sale of Fund Shares	(0.85)%	6.29%	6.25%
Class B Returns Before Taxes (Incept. 8/2/93)	(2.01)%	6.34%	6.09%
LB Muni Index[2] (reflects no deduction for fees, expenses or taxes)	4.48%	7.20%	7.06%
[1]	Returns reflect applicable sales charges.
[2]	Lehman Brothers Municipal Bond Index.

Municipal Income Funds Prospectus	13

Performance History

Minnesota Tax-Free Fund Class A Calendar Year Returns*

Best Qtr.:	Q1 ’95 • 6.84%	Worst Qtr.:	Q3 ’99 • (2.60)%

*	Returns do not reflect sales charges. If they did, returns would be lower. The Fund’s year-to-date performance through September 30, 2005 was 2.31%.

14	Municipal Income Funds Prospectus

The table below provides average annual total return information for the Fund’s Class A, Class B and Class C shares, and includes both before- and after-tax returns for the Class A shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Average annual total returns[1] for the period ended 12/31/04	1 year	5 years	10 years
Class A Returns Before Taxes (Incept. 1/12/88)	(0.86)%	6.07%	5.94%
Class A Returns After Taxes on Distributions	(0.93)%	6.06%	5.93%
Class A Returns After Taxes on Distributions and Sale of Fund Shares	(0.88)%	5.89%	5.83%
Class B Returns Before Taxes (Incept. 8/6/93)	(1.96)%	5.94%	5.64%
Class C Returns Before Taxes (Incept. 4/11/05)[2]	2.04%	6.26%	5.64%
LB Muni Index[2] (reflects no deduction for fees, expenses or taxes)	4.48%	7.20%	7.06%
[1]	Returns reflect applicable sales charges.
[2]	Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares adjusted to reflect this Class’s fees and expenses.
[3]	Lehman Brothers Municipal Bond Index.

Municipal Income Funds Prospectus	15

Performance History

Municipal Bond Fund Class A Calendar Year Returns*

Best Qtr.:	Q3 ‘04 • 7.12%	Worst Qtr.:	Q4 ‘99 • (3.59)%

*	Performance shown reflects the performance of the Investor Class shares. The Investor Class shares do not have sales charges. The Fund’s year-to-date performance through September 30, 2005 was 4.15%.

The table below provides average annual total return information for the Fund’s Class A, Class B and Class C shares, and includes both before- and after-tax returns for the Class A shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs. After-tax returns are shown for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Average annual total returns for the period ended 12/31/04	1 year	5 years	10 years
Class A Returns Before Taxes (Incept. 04/11/05)[1]	10.30%	6.27%	5.63%
Class A Returns After Taxes on Distributions	10.30%	6.27%	5.63%
Class A Returns After Taxes on Distributions and Sale of Fund Shares	8.37%	6.05%	5.59%
Class B Returns Before Taxes (Incept. 4/11/05)[1]	10.30%	6.27%	5.63%
Class C Returns Before Taxes (Incept. 4/11/05)[1]	10.30%	6.27%	5.63%
LB Muni Index[2] (reflects no deduction for expenses or taxes)	4.48%	7.20%	7.06%
[1]	Performance shown for this Class reflects the performance of the Fund’s Investor Class shares, and includes fees and expenses that are not applicable and are lower than those of this Class. The Investor Class shares’ returns are substantially similar to what this Class’s returns would be because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same fees and expenses. The Investor Class shares incepted on October 23, 1986.
[2]	Lehman Brothers Municipal Bond Index.

16	Municipal Income Funds Prospectus

National Limited-Term Tax-Free Fund Class A Calendar Year Returns*

Best Qtr.:	Q2 ’02 • 3.68%	Worst Qtr.:	Q2 ’04 • (1.74)%

*	Prior to January 31, 2004, performance shown reflects the performance of the Administrator Class shares. Returns do not reflect sales charges. If they did, returns would be lower. The Fund’s year-to-date performance through September 30, 2005 was 0.46%.

The table below provides average annual total return information for the Fund’s Class A, Class B and Class C shares1, and includes both before- and after-tax returns for the Class A shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Average annual total returns[1] for the period ended 12/31/04	1 year	5 years	Life of Fund
Class A Returns Before Taxes (Incept. 1/30/04)[2]	(1.52)%	4.18%	4.50%
Class A Returns After Taxes on Distributions	(1.52)%	4.18%	4.49%
Class A Returns After Taxes on Distributions and Sale of Fund Shares[1]	(0.18)%	4.10%	4.42%
Class B Returns Before Taxes (Incept. 1/30/04)[2]	(2.28)%	4.02%	4.09%
Class C Returns Before Taxes (Incept. 1/30/04)[2]	(0.40)%	4.00%	4.08%
LB 3-Year Muni Index[3] (reflects no deduction for fees, expenses or taxes)	1.78%	4.78%	4.63%
[1]	Returns reflect applicable sales charges.
[2]	Performance shown for periods prior to inception reflects performance of the Administrator Class shares, which incepted October 1, 1996, adjusted to reflect the fees and expenses of this Class.
[3]	Lehman Brothers 3-Year Municipal Bond Index.

Municipal Income Funds Prospectus	17

Performance History

National Tax-Free Fund Class A Calendar Year Returns*

Best Qtr.:	Q1 ’95 • 5.85%	Worst Qtr.:	Q2 ’04 • (2.46)%

*	Returns do not reflect sales charges. If they did, returns would be lower. The Fund’s year-to-date performance through September 30, 2005 was 3.37%.

The table below provides average annual total return information for the Fund’s Class A, Class B and Class C shares, and includes both before- and after-tax returns for the Class A shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Average annual total returns[1] for the period ended 12/31/04	1 year	5 years	10 years
Class A Returns Before Taxes (Incept. 8/1/89)	(0.05)%	5.89%	6.11%
Class A Returns After Taxes on Distributions	(0.05)%	5.89%	6.10%
Class A Returns After Taxes on Distributions and Sale of Fund Shares	1.42%	5.77%	6.01%
Class B Returns Before Taxes (Incept. 8/6/93)	(1.22)%	(5.75)%	5.80%
Class C Returns Before Taxes (Incept. 11/8/99)[2]	2.79%	6.05%	5.79%
LB Muni Index[3] (reflects no deduction for fees, expenses or taxes)	4.48%	7.20%	7.06%
[1]	Returns reflect applicable sales charges.
[2]	Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares adjusted to reflect this Class’s fees and expenses.
[3]	Lehman Brothers Municipal Bond Index.

18	Municipal Income Funds Prospectus

Short-Term Municipal Bond Fund Class C Calendar Year Returns*2

Best Qtr.:	Q3 ‘95 • 2.39%	Worst Qtr.:	Q2 ‘99 • (0.77)%

*	Returns do not reflect sales charges. If they did, returns would be lower. The Fund’s year-to-date performance through September 30, 2005 was 1.26%.

The table below provides average annual total return information, both before and after taxes, for the Fund’s Class C shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs.

Average annual total returns[1] for the period ended 12/31/04	1 year	5 years	10 years
Class C Returns Before Taxes (Incept. 1/31/03)[2]	1.03%	3.24%	3.38%
Class C Returns After Taxes on Distributions	1.03%	3.24%	3.38%
Class C Returns After Taxes on Distributions and Sale of Fund Shares	1.37%	3.28%	3.49%
LB 3-Year Muni Index[3] (reflects no deduction for fees, expenses or taxes)	1.78%	4.78%	4.97%
[1]	Returns reflect applicable sales charges.
[2]	Performance shown reflects the performance of the Class C shares of the predecessor Strong Short-Term Municipal Bond Fund. Performance shown for periods prior to this Class’s inception reflects the performance of the Investor Class shares of the predecessor fund, which incepted on December 31, 1991, adjusted to reflect the fees and expenses of this Class.
[3]	Lehman Brothers 3-Year Municipal Bond Index.

Municipal Income Funds Prospectus	19

Performance History

Wisconsin Tax-Free Fund Class C Calendar Year Returns*2

Best Qtr.:	Q3 ‘02 • 4.29%	Worst Qtr.:	Q2 ‘04 • (2.03)%

*	Returns do not reflect sales charges. If they did, returns would be lower. The Fund’s year-to-date performance through September 30, 2005 was 1.90%.

The table below provides average annual total return information, both before and after taxes, for the Fund’s Class C shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs.

Average annual total returns[1] for the period ended 12/31/04	1 year	Life of Fund
Class C Returns Before Taxes (Incept. 12/26/02)[2]	2.18%	5.26%
Class C Returns After Taxes on Distributions	1.86%	5.13%
Class C Returns After Taxes on Distributions and Sale of Fund Shares	2.70%	5.01%
LB Muni Index[3] (reflects no deduction for fees, expenses or taxes)	4.48%	5.91%
[1]	Returns reflect applicable sales charges.
[2]	Performance shown reflects the performance of the Class C shares of the predecessor Strong Wisconsin Tax-Free Fund. Performance shown for periods prior to this Class’s inception reflects the performance of the Investor Class shares of the predecessor fund, which incepted on April 6, 2001, adjusted to reflect the fees and expenses of this class.
[3]	Lehman Brothers Municipal Bond Index.

20	Municipal Income Funds Prospectus

This page intentionally left blank

Municipal Income Funds

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

SHAREHOLDER FEES (fees paid directly from your investments)
	All Funds (except California Limited-Term Tax-Free Fund and National Limited-Term Tax-Free Fund)
	CLASS A	CLASS B	CLASS C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	4.50%	None	None
Maximum deferred sales charge (load) (as a percentage of the Net Asset Value (“NAV”) at purchase)	None[1]	5.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
	California Limited-Term Tax-Free Fund		California Tax-Free Fund
	CLASS A	CLASS C	CLASS A	CLASS B	CLASS C
Management Fees[2]	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution (12b-1) Fees	0.00%	0.75%	0.00%	0.75%	0.75%
Other Expenses[3]	0.68%	0.68%	0.65%	0.64%	0.64%

TOTAL ANNUAL FUND OPERATING EXPENSES	1.08%	1.83%	1.05%	1.79%	1.79%
Fee Waivers	0.23%	0.23%	0.25%	0.24%	0.24%

NET EXPENSES[4]	0.85%	1.60%	0.80%	1.55%	1.55%

	Municipal Bond Fund			National Limited-Term Tax-Free Fund
	CLASS A	CLASS B	CLASS C	CLASS A	CLASS B	CLASS C
Management Fees[2]	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%	0.00%	0.75%	0.75%
Other Expenses[3]	0.66%	0.66%	0.66%	0.74%	0.73%	0.74%

TOTAL ANNUAL FUND OPERATING EXPENSES	1.06%	1.81%	1.81%	1.14%	1.88%	1.89%
Fee Waivers	0.21%	0.21%	0.21%	0.29%	0.28%	0.29%

NET EXPENSES[4]	0.85%	1.60%	1.60%	0.85%	1.60%	1.60%
[1]	Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC if they are redeemed within one year from the date of purchase. See “A Choice of Share Classes” for further information.
[2]	The Funds’ investment adviser has implemented a breakpoint schedule for the Funds’ management fees. The management fees charged to the Funds will decline as a Fund’s assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Funds is as follows: 0.40% for assets from $0 to $499 million; 0.35% for assets from $500 million to $999 million; 0.30% for assets from $1 billion to $2.99 billion; 0.275% for assets from $3 billion to $4.99 billion; and 0.25% for assets $5 billion and higher.

22	Municipal Income Funds Prospectus

Summary of Expenses

California Limited-Term Tax-Free Fund		National Limited-Term Tax-Free Fund
CLASS A	CLASS C	CLASS A	CLASS B	CLASS C
3.00%	None	3.00%	None	None
None	1.00%	None	3.00%	1.00%

Colorado Tax-Free Fund		Minnesota Tax-Free Fund
CLASS A	CLASS B	CLASS A	CLASS B	CLASS C
0.40%	0.40%	0.40%	0.40%	0.40%
0.00%	0.75%	0.00%	0.75%	0.75%
0.67%	0.67%	0.66%	0.66%	0.67%

1.07%	1.82%	1.06%	1.81%	1.82%
0.22%	0.22%	0.21%	0.21%	0.22%

0.85%	1.60%	0.85%	1.60%	1.60%

National Tax-Free Fund			Short-Term Municipal Bond Fund	Wisconsin Tax-Free Fund
CLASS A	CLASS B	CLASS C	CLASS C	CLASS C
0.40%	0.40%	0.40%	0.39%	0.40%
0.00%	0.75%	0.75%	0.75%	0.75%
0.64%	0.64%	0.64%	0.62%	0.75%

1.04%	1.79%	1.79%	1.76%	1.90%
0.19%	0.19%	0.19%	0.21%	0.41%

0.85%	1.60%	1.60%	1.55%	1.49%
[3]	Other expenses for the Municipal Bond Fund and the Class C shares of the Minnesota Tax-Free Fund are based on estimates for the current fiscal year. For the Short-Term Municipal Bond Fund and for the Wisconsin Tax-Free Fund other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect fees and expenses. Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
[4]	For the Minnesota Tax-Free Fund, Municipal Bond Fund, Short-Term Municipal Bond Fund and Wisconsin Tax-Free Fund, the adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain each Fund’s net operating expense ratio shown. For all other Funds in this Prospectus, the adviser has committed through October 31, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain each Fund’s net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with the approval of the Board of Trustees.

Municipal Income Funds Prospectus	23

Municipal Income Funds

EXAMPLE OF EXPENSES

These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return, the reinvestment of all dividends and distributions, and that fund operating expenses remain the same. The fee waivers shown in the table of Annual Fund Operating Expenses are not reflected in the 3, 5 and 10 year examples. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period.

	California Limited-Term Tax-Free Fund		California Tax-Free Fund
	CLASS A	CLASS C	CLASS A	CLASS B	CLASS C
1 YEAR	$384	$263	$528	$658	$258
3 YEARS	$611	$553	$745	$840	$540
5 YEARS	$856	$969	$980	$1,147	$947
10 YEARS	$1,558	$2,129	$1,653	$2,093	$2,086

	National Limited-Term Tax-Free Fund			National Tax-Free Fund
	CLASS A	CLASS B	CLASS C	CLASS A	CLASS B	CLASS C
1 YEAR	$384	$463	$263	$533	$663	$263
3 YEARS	$623	$664	$566	$748	$845	$545
5 YEARS	$882	$991	$994	$981	$1,152	$952
10 YEARS	$1,619	$2,210	$2,188	$1,647	$2,097	$2,090

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of each period.

	California Limited-Term Tax-Free Fund		California Tax-Free Fund
	CLASS A	CLASS C	CLASS A	CLASS B	CLASS C
1 YEAR	$384	$163	$528	$158	$158
3 YEARS	$611	$553	$745	$540	$540
5 YEARS	$856	$969	$980	$947	$944
10 YEARS	$1,558	$2,129	$1,653	$2,093	$2,086

	National Limited-Term Tax-Free Fund			National Tax-Free Fund
	CLASS A	CLASS B	CLASS C	CLASS A	CLASS B	CLASS C
1 YEAR	$384	$163	$163	$533	$163	$163
3 YEARS	$623	$564	$566	$748	$545	$545
5 YEARS	$882	$991	$994	$981	$952	$952
10 YEARS	$1,619	$2,210	$2,188	$1,647	$2,097	$2,090

24	Municipal Income Funds Prospectus

Summary of Expenses

Colorado Tax Free Fund		Minnesota Tax-Free Fund			Municipal Bond Fund
CLASS A	CLASS B	CLASS A	CLASS B	CLASS C	CLASS A	CLASS B	CLASS C
$533	$663	$533	$663	$263	$533	$663	$263
$754	$851	$752	$849	$551	$752	$849	$549
$993	$1,165	$989	$1,160	—	—	—	—
$1,678	$2,127	$1,668	$2,117	—	—	—	—

Short-Term Municipal Bond Fund	Wisconsin Tax-Free Fund
CLASS C	CLASS C
$258	$252
$534	$558
$935	$989
$2,056	$2,191

Colorado Tax Free Fund		Minnesota Tax-Free Fund			Municipal Bond Fund
CLASS A	CLASS B	CLASS A	CLASS B	CLASS C	CLASS A	CLASS B	CLASS C
$553	$163	$533	$163	$163	$533	$163	$163
$754	$551	$752	$549	$551	$752	$549	$549
$993	$965	$989	$960	—	—	—	—
$1,678	$2,127	$1,668	$2,117	—	—	—	—

Short-Term Municipal Bond Fund	Wisconsin Tax-Free Fund
CLASS C	CLASS C
$158	$152
$534	$558
$935	$989
$2,056	$2,191

Municipal Income Funds Prospectus	25

Key Information

In this Prospectus, “we” generally refers to Wells Fargo Funds Trust (the “Trust”), or Wells Fargo Funds Management, LLC (“Funds Management”), the Funds’ investment adviser. “We” may also refer to the Funds’ other service providers. “You” refers to the shareholder or potential investor.

Important information you should look for as you decide to invest in a Fund:

The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

Investment Objective and Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

•	what the Fund is trying to achieve;

•	how we intend to invest your money; and

•	what makes the Fund different from the other Funds offered in this Prospectus.

Permitted Investments

Provides a summary of each Fund’s key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of “the Fund’s assets” are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of each Fund concerning “80% of the Fund’s assets” may only be changed with shareholder approval.

Important Risk Factors

Describes the key risk factors for each Fund, and includes risks described in the “Summary of Important Risks” and “Additional Strategies and General Investment Risks” sections.

Italicized and colored words appear that way only to denote their inclusion in the Glossary section of this Prospectus.

26	Municipal Income Funds Prospectus

California Limited-Term Tax-Free Fund

Portfolio Managers:    Julio C. Bonilla and Stephen Galiani

Investment Objective

The California Limited-Term Tax-Free Fund seeks a high level of current income exempt from federal income tax and California individual income tax, while preserving capital.

Investment Strategies

We invest principally in municipal securities that pay interest exempt from federal income tax (including federal AMT) and California individual income tax. We may buy municipal securities of any maturity length, but we invest substantially all of the Fund’s total assets in securities with remaining maturities of less than 10 years. We have some flexibility in setting the portfolio’s dollar-weighted average maturity. Generally speaking, we will attempt to capture greater total return by increasing dollar-weighted average maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when we expect interest rates to increase. Under normal circumstances, the average expected duration of the Fund’s portfolio will be from 1 to 5 years.

Permitted Investments

Under normal circumstances, we invest:

•	at least 80% of the Fund’s assets in municipal securities that pay interest exempt from federal income tax and California individual income tax;

•	up to 20% of the Fund’s assets in securities that pay interest subject to federal income taxes, including federal AMT; and

•	up to 10% of total assets in below investment-grade municipal securities, including unrated securities which we classify as below investment-grade quality.

Important Risk Factors

The Fund is primarily subject to the “Debt Securities,” “High Yield Securities,” “Municipal Securities” and “Non-Diversification” risks described under “Common Risks for the Funds” starting on page 6. Since we invest heavily in California municipal securities, events in California are likely to affect the Fund’s investments. Although California has a larger and more diverse economy than most states, in the past few years it has experienced an economic slow-down and its revenues have dropped. Since 2002, the state has accumulated substantial debt to close ongoing budget gaps caused by a structural deficit, and the 2005-06 fiscal year budget also relies on one-time or limited-term solutions such as borrowing, spending deferrals and funding shifts. The state continues to experience significant energy-related and other challenges. Adverse conditions affecting California generally could have a disproportionate impact on California municipal securities. In addition, our active investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses and may generate higher short-term capital gains. See the Statement of Additional Information for a more detailed discussion of the special considerations affecting California municipal securities.

We invest in municipal securities that are in low or below investment-grade categories, or are unrated. These securities are “high risk” securities and are sometimes referred to as “junk bonds.” Such municipal securities have a much greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower rated or unrated municipal securities may be less liquid and are more difficult to value than higher-rated securities.

You should consider these risks along with the “Additional Strategies and General Investment Risks” section beginning on page 58. These considerations are all important to your investment choice.

Municipal Income Funds Prospectus	27

California Limited-Term Tax-Free Fund

This table is intended to help you understand the Fund’s financial performance for the past five years (or for the life of the Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	CLASS A SHARES—COMMENCED ON NOVEMBER 18, 1992

For the period ended:	June 30 , 2005	June 30, 2004	June 30, 2003	June 30, 2002
Net asset value, beginning of period	$10.46	$10.74	$10.50	$10.33
Income from investment operations:
Net investment income (loss)	0.28	0.23	0.25	0.31
Net realized and unrealized gain (loss) on investments	0.15	(0.22)	0.24	0.20
Total income from investment operations	0.43	0.01	0.49	0.51
Less distributions:
Distributions from net investment income	(0.27)	(0.23)	(0.25)	(0.31)
Distributions from net realized gain	(0.02)	(0.06)	0.00	(0.03)
Total distributions	(0.29)	(0.29)	(0.25)	(0.34)
Net asset value, end of period	$10.60	$10.46	$10.74	$10.50
Total return[1]	4.20%	0.11%	4.74%	5.00%
Ratios/supplemental data:
Net assets, end of period (000s)	$52,029	$63,231	$99,568	$70,142
Ratios to average net assets[2]:
Ratio of expenses to average net assets	0.85%	0.85%	0.81%	0.75%
Ratio of net investment income (loss) to average net assets	2.63%	2.13%	2.35%	2.97%
Portfolio turnover rate[4]	111%	48%	64%	34%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2,3]	1.08%	1.05%	0.99%	1.24%
[1]	Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[2]	Ratios shown for periods of less than one year are annualized.
[3]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[4]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

28	Municipal Income Funds Prospectus

Financial Highlights

	CLASS C SHARES—COMMENCED ON AUGUST 30, 2002

June 30, 2001	June 30, 2005	June 30, 2004	June 30, 2003
$10.14	$10.46	$10.74	$10.63

0.41	0.20	0.15	0.13
0.19	0.14	(0.22)	0.11
0.60	0.34	(0.07)	0.24

(0.41)	(0.19)	(0.15)	(0.13)
0.00	(0.02)	(0.06)	0.00
(0.41)	(0.21)	(0.21)	(0.13)
$10.33	$10.59	$10.46	$10.74
6.01%	3.33%	(0.64)%	2.26%

$46,157	$10,273	$11,523	$11,301

0.75%	1.60%	1.60%	1.60%
3.90%	1.88%	1.41%	1.39%
49%	111%	48%	64%
1.12%	1.83%	1.80%	1.79%

Municipal Income Funds Prospectus	29

This page intentionally left blank

California Tax-Free Fund

Portfolio Manager:    Stephen Galiani

Investment Objective

The California Tax-Free Fund seeks to provide investors with a high level of current income exempt from federal income tax and California individual income tax while preserving capital, by investing in medium- to long-term investment-grade municipal securities.

Investment Strategies

We invest principally in municipal securities with interest exempt from federal income tax (including federal AMT) and California individual income tax. Under normal circumstances, we invest substantially all of the Fund’s total assets in securities with remaining maturities of 2 to 10 years (intermediate term) or 10 years or longer (long term). We have some flexibility in setting the portfolio’s dollar-weighted average maturity. Generally speaking, we will attempt to capture greater total return by increasing dollar-weighted average maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when we expect interest rates to increase.

Permitted Investments

Under normal circumstances, we invest:

•	at least 80% of the Fund’s assets in municipal securities that pay interest exempt from federal income tax and California individual income tax;

•	up to 20% of the Fund’s assets in securities that pay interest subject to federal income taxes, including federal AMT; and

•	up to 10% of total assets in below investment-grade municipal securities, including unrated securities which we classify as below investment-grade quality.

Important Risk Factors

The Fund is primarily subject to the “Debt Securities,” “High Yield Securities,” “Municipal Securities” and “Non-Diversification” risks described under “Common Risks for the Funds” starting on page 6. Since we invest heavily in California municipal securities, events in California are likely to affect the Fund’s investments. Although California has a larger and more diverse economy than most states, in the past few years it has experienced an economic slow-down and its revenues have dropped. Since 2002, the state has accumulated substantial debt to close ongoing budget gaps caused by a structural deficit, and the 2005-06 fiscal year budget also relies on one-time or limited-term solutions such as borrowing, spending deferrals and funding shifts. The state continues to experience significant energy-related and other challenges. Adverse conditions affecting California generally could have a disproportionate impact on California municipal securities. See the Statement of Additional Information for a more detailed discussion of the special considerations affecting California municipal securities.

We invest in municipal securities that are in low or below investment-grade categories, or are unrated. These securities are “high risk” securities and are sometimes referred to as “junk bonds.” Such municipal securities have a much greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower rated or unrated municipal securities may be less liquid and are more difficult to value than higher-rated securities.

You should consider these risks along with the “Additional Strategies and General Investment Risks” section beginning on page 58. These considerations are all important to your investment choice.

Municipal Income Funds Prospectus	31

California Tax-Free Fund

This table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	CLASS A SHARES—COMMENCED ON OCTOBER 6, 1988

For the period ended:	June 30, 2005	June 30, 2004	June 30, 2003	June 30, 2002	June 30, 2001
Net asset value, beginning of period	$11.01	$11.57	$11.29	$11.24	$10.77
Income from investment operations:
Net investment income (loss)	0.49	0.50	0.51	0.55	0.54
Net realized and unrealized gain (loss) on investments	0.56	(0.46)	0.33	0.10	0.47
Total income from investment operations	1.05	0.04	0.84	0.65	1.01
Less distributions:
Distributions from net investment income	(0.49)	(0.50)	(0.53)	(0.54)	(0.54)
Distributions from net realized gain	(0.06)	(0.10)	(0.03)	(0.06)	0.00
Total distributions	(0.55)	(0.60)	(0.56)	(0.60)	(0.54)
Net asset value, end of period	$11.51	$11.01	$11.57	$11.29	$11.24
Total return[1]	9.72%	0.41%	7.77%	5.67%	9.53%
Ratios/supplemental data:
Net assets, end of period (000s)	$371,633	$357,779	$398,186	$386,927	$379,359
Ratios to average net assets:
Ratio of expenses to average net assets	0.80%	0.80%	0.79%	0.77%	0.77%
Ratio of net investment income (loss) to average net assets	4.36%	4.46%	4.60%	4.86%	4.82%
Portfolio turnover rate[3]	30%	41%	34%	31%	52%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses2,	1.05%	1.03%	0.95%	0.90%	0.90%
[1]	Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown.
[2]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[3]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

32	Municipal Income Funds Prospectus

Financial Highlights

CLASS B SHARES—COMMENCED ON DECEMBER 15, 1997

June 30, 2005	June 30, 2004	June 30, 2003	June 30, 2002	June 30, 2001
$11.22	$11.79	$11.51	$11.46	$10.97

0.40	0.41	0.42	0.48	0.46
0.58	(0.46)	0.33	0.09	0.49
0.98	(0.05)	0.75	0.57	0.95

(0.40)	(0.41)	(0.44)	(0.46)	(0.46)
(0.06)	(0.11)	(0.03)	(0.06)	0.00
(0.46)	(0.52)	(0.47)	(0.52)	(0.46)
$11.74	$11.22	$11.79	$11.51	$11.46
8.90%	(0.43)%	6.87%	4.88%	8.81%

$66,182	$91,719	$140,419	$146,487	$137,484

1.55%	1.55%	1.54%	1.52%	1.51%
3.52%	3.60%	3.81%	3.95%	4.06%
30%	41%	34%	31%	52%
1.79%	1.77%	1.71%	1.66%	1.63%

Municipal Income Funds Prospectus	33

California Tax-Free Fund	Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	CLASS C SHARES—COMMENCED ON JULY 1, 1993
For the period ended:	June 30, 2005	June 30, 2004	June 30, 2003	June 30, 2002	June 30, 2001
Net asset value, beginning of period	$11.22	$11.79	$11.51	$11.46	$10.97
Income from investment operations:
Net investment income (loss)	0.40	0.41	0.43	0.47	0.46
Net realized and unrealized gain (loss) on investments	0.58	(0.46)	0.32	0.10	0.49
Total income from investment operations	0.98	(0.05)	0.75	0.57	0.95
Less distributions:
Distributions from net investment income	(0.40)	(0.41)	(0.44)	(0.46)	(0.46)
Distributions from net realized gain	(0.06)	(0.11)	(0.03)	(0.06)	0.00
Total distributions	(0.46)	(0.52)	(0.47)	(0.52)	(0.46)
Net asset value, end of period	$11.74	$11.22	$11.79	$11.51	$11.46
Total return[1]	8.89%	(0.43)%	6.87%	4.87%	8.81%
Ratios/supplemental data:
Net assets, end of period (000s)	$31,904	$34,089	$46,666	$46,013	$29,468
Ratios to average net assets:
Ratio of expenses to average net assets	1.55%	1.55%	1.54%	1.52%	1.52%
Ratio of net investment income (loss) to average net assets	3.52%	3.60%	3.80%	3.94%	4.04%
Portfolio turnover rate[3]	30%	41%	34%	31%	52%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2]	1.79%	1.77%	1.68%	1.64%	1.62%
[1]	Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown.
[2]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[3]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

34	Municipal Income Funds Prospectus

Colorado Tax-Free Fund

Portfolio Manager:    Arthur C. Evans

Investment Objective

The Colorado Tax-Free Fund seeks a high level of current income exempt from federal income tax and Colorado individual income tax consistent with the preservation of capital.

Investment Strategies

We invest principally in municipal securities with interest exempt from federal income tax (including the federal AMT) and Colorado individual income tax. We invest in municipal securities issued by the state of Colorado and its subdivisions, authorities, instrumentalities and corporations. We also invest in debt obligations issued by the territories and possessions of the United States.

Under normal circumstances, the Fund’s dollar-weighted average maturity will be greater than 10 years and it may reach or exceed 20 years. Depending on market conditions, the Fund’s dollar-weighted average maturity could be higher or lower. We emphasize investments in municipal securities that pay interest income.

Permitted Investments

Under normal circumstances, we invest:

•	at least 80% of the Fund’s assets in municipal securities that pay interest exempt from federal income tax and Colorado individual income tax;

•	up to 25% of total assets in securities of related issuers or in securities of any one issuer;

•	up to 20% of the Fund’s assets in securities that pay interest subject to federal income taxes, including federal AMT; and

•	up to 10% of total assets in below investment-grade municipal securities, including unrated securities which we classify as below investment-grade quality.

Important Risk Factors

The Fund is primarily subject to the “Debt Securities,” “High Yield Securities,” “Municipal Securities” and “Non-Diversification” risks described under the “Common Risks for the Funds” starting on page 6. Since we invest heavily in Colorado municipal securities, events in Colorado are likely to affect the Fund’s investments. The Colorado economy is based on information, professional and technical services, communications, transportation, tourism, natural resources and mining, and manufacturing. Certain obligations of Colorado state and local public entities are subject to particular economic risks, including, but not limited to, the vulnerabilities of resort economies which depend on seasonal tourism, the possibility of downturns in sales tax and other revenues, and fluctuations in the real estate market. See the Statement of Additional Information for a more detailed discussion of the special considerations affecting Colorado municipal securities.

We invest in municipal securities that are in low or below investment-grade categories, or are unrated. These securities are “high risk” securities and are sometimes referred to as “junk bonds.” Such municipal securities have a much greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower rated or unrated municipal securities may be less liquid and are more difficult to value than higher-rated securities.

You should consider these risks along with the “Additional Strategies and General Investment Risks” section beginning on page 58. These considerations are all important to your investment choice.

Municipal Income Funds Prospectus	35

Colorado Tax-Free Fund

This table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also included in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING:
	CLASS A SHARES—COMMENCED ON JUNE 1, 1993

For the period ended:	June 30, 2005	June 30, 2004	June 30, 2003	June 30, 2002	June 30, 2001
Net asset value, beginning of period	$10.64	$11.01	$10.61	$10.39	$9.83
Income from investment operations:
Net investment income (loss)	0.46	0.47	0.50	0.53	0.55
Net realized and unrealized gain (loss) on investments	0.30	(0.37)	0.40	0.22	0.56
Total income from investment operations	0.76	0.10	0.90	0.75	1.11
Less distributions:
Distributions from net investment income	(0.46)	(0.47)	(0.50)	(0.53)	(0.55)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00
Total distributions	(0.46)	(0.47)	(0.50)	(0.53)	(0.55)
Net asset value, end of period	$10.94	$10.64	$11.01	$10.61	$10.39
Total return[1]	7.24%	0.93%	8.62%	7.34%	11.54%
Ratios/supplemental data:
Net assets, end of period (000s)	$50,410	$51,120	$59,877	$58,152	$48,274
Ratios to average net assets:
Ratio of expenses to average net assets	0.85%	0.85%	0.77%	0.60%	0.60%
Ratio of net investment income (loss) to
average net assets	4.24%	4.37%	4.60%	5.01%	5.36%
Portfolio turnover rate[3]	33%	31%	37%	28%	37%
Ratio of expenses to average net assets
prior to waived fees and reimbursed
expenses (annualized)[2]	1.07%	1.06%	0.99%	0.96%	0.96%
[1]	Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown.
[2]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[3]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

36	Municipal Income Funds Prospectus

Financial Highlights

CLASS B SHARES—COMMENCED ON AUGUST 2, 1993

June 30, 2005	June 30, 2004	June 30, 2003	June 30, 2002	June 30, 2001
$10.65	$11.02	$10.63	$10.41	$9.85

0.38	0.39	0.42	0.45	0.48
0.30	(0.37)	0.39	0.22	0.56
0.68	0.02	0.81	0.67	1.04

(0.38)	(0.39)	(0.42)	(0.45)	(0.48)
0.00	0.00	0.00	0.00	0.00
(0.38)	(0.39)	(0.42)	(0.45)	(0.48)
$10.95	$10.65	$11.02	$10.63	$10.41
6.43%	0.17%	7.70%	6.53%	10.69%

$9,095	$10,672	$14,368	$12,540	$10,177

1.60%	1.60%	1.52%	1.35%	1.35%
3.49%	3.62%	3.83%	4.25%	4.58%
33%	31%	37%	28%	37%
1.82%	1.81%	1.76%	1.77%	1.77%

Municipal Income Funds Prospectus	37

This page intentionally left blank

Minnesota Tax-Free Fund

Portfolio Managers:    Duane A. McAllister, CFA and Adrian Van Poppel

Investment Objective

The Minnesota Tax-Free Fund seeks a high level of current income exempt from federal income tax and Minnesota individual income tax, without assuming undue risk.

Investment Strategies

We invest in municipal securities issued by the state of Minnesota and its subdivisions, authorities, instrumentalities and corporations. We also invest in debt obligations issued by the territories and possessions of the United States. We invest principally in municipal securities with interest exempt from both federal income tax (including federal AMT), and Minnesota individual income tax. While the Fund is required, under normal circumstances, to invest at least 80% of the Fund’s assets in municipal securities that pay interest exempt from Minnesota individual income tax, we currently intend to manage the portfolio so that at least 95% of the income generated by the Fund is exempt from Minnesota individual income tax.

There are no restrictions on the Fund’s dollar-weighted average maturity. Under normal circumstances, the Fund’s dollar-weighted average maturity will be greater than 10 years. The Fund’s dollar-weighted average maturity may reach or exceed 20 years. Depending on market conditions, the Fund’s dollar- weighted average maturity could be higher or lower. We emphasize investments in municipal securities that pay interest income.

Permitted Investments

Under normal circumstances, we invest:

•	at least 80% of the Fund’s assets in municipal securities that pay interest exempt from federal income tax and Minnesota individual income tax;

•	up to 25% of total assets in securities of related issuers or in securities of any one issuer;

•	up to 20% of the Fund’s assets in securities that pay interest subject to federal income taxes, including federal AMT; and

•	up to 10% of total assets in below investment-grade municipal securities, including unrated securities which we classify as below investment-grade quality.

Important Risk Factors

The Fund is primarily subject to the “Debt Securities,” “High Yield Securities,” “Municipal Securities” and “Non-Diversification” risks described under “Common Risks for the Funds” starting on page 6. Since we invest heavily in Minnesota municipal securities, events in Minnesota are likely to affect the Fund’s investments. For example, the state’s economy relies significantly on its agriculture and forestry natural resources. Adverse conditions affecting these areas could have a disproportionate impact on Minnesota municipal securities. See the Statement of Additional Information for a more detailed discussion of the special considerations affecting Minnesota municipal securities.

We invest in municipal securities that are in low or below investment-grade categories, or are unrated. These securities are “high risk” securities and are sometimes referred to as “junk bonds.” Such municipal securities have a much greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower rated or unrated municipal securities may be less liquid and are more difficult to value than higher-rated securities.

You should consider these risks along with the “Additional Strategies and General Investment Risks” section beginning on page 58. These considerations are all important to your investment choice.

Municipal Income Funds Prospectus	39

Minnesota Tax-Free Fund

This table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also included in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING:
	CLASS A SHARES—COMMENCED ON JANUARY 12, 1988

For the period ended:	June 30, 2005	June 30, 2004	June 30, 2003	June 30, 2002	June 30, 2001
Net asset value, beginning of period	$10.89	$11.27	$10.84	$10.67	$10.18
Income from investment operations:
Net investment income (loss)	0.45	0.46	0.47	0.52	0.54
Net realized and unrealized gain (loss) on investments	0.30	(0.39)	0.43	0.17	0.49
Total income from investment operations	0.75	0.07	0.90	0.69	1.03
Less distributions:
Distributions from net investment income	(0.44)	(0.45)	(0.47)	(0.52)	(0.54)
Distributions from net realized gain	(0.05)	0.00	0.00	0.00	0.00
Total distributions	(0.49)	(0.45)	(0.47)	(0.52)	(0.54)
Net asset value, end of period	$11.15	$10.89	$11.27	$10.84	$10.67
Total return[1]	7.06%	0.61%	8.49%	6.58%	10.32%
Ratios/supplemental data:
Net assets, end of period (000s)	$37,829	$37,468	$41,485	$40,585	$34,424
Ratios to average net assets[3]:
Ratio of expenses to average net assets	0.85%	0.85%	0.77%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	4.06%	4.11%	4.27%	4.81%	5.11%
Portfolio turnover rate[4]	18%	12%	23%	28%	18%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2,3]	1.06%	1.04%	0.98%	1.03%	1.10%
[1]	Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[2]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[3]	Ratios shown for periods of less than one year are annualized.
[4]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

40	Municipal Income Funds Prospectus

Financial Highlights

CLASS B SHARES—COMMENCED ON AUGUST 6, 1993

June 30, 2005	June 30, 2004	June 30, 2003	June 30, 2002	June 30, 2001
$10.89	$11.27	$10.84	$10.67	$10.18

0.38	0.37	0.39	0.44	0.46
0.29	(0.39)	0.43	0.17	0.49
0.67	(0.02)	0.82	0.61	0.95

(0.36)	(0.36)	(0.39)	(0.44)	(0.46)
(0.05)	0.00	0.00	0.00	0.00
(0.41)	(0.36)	(0.39)	(0.44)	(0.46)
$11.15	$10.89	$11.27	$10.84	$10.67
6.27%	(0.14)%	7.68%	5.79%	9.50%

$10,987	$15,059	$22,012	$20,310	$19,491

1.60%	1.60%	1.52%	1.35%	1.35%
3.31%	3.36%	3.51%	4.05%	4.36%
18%	12%	23%	28%	18%

1.81%	1.79%	1.71%	1.75%	1.81%

Municipal Income Funds Prospectus	41

Minnesota Tax-Free Fund

Financial Highlights

FOR A SHARE OUTSTANDING:
CLASS C SHARES—COMMENCED ON APRIL 11, 2005

For the period ended:	June 30, 2005
Net asset value, beginning of period	$10.97
Income from investment operations:
Net investment income (loss)	0.08
Net realized and unrealized gain (loss) on investments	0.18
Total income from investment operations	0.26
Less distributions:
Distributions from net investment income	(0.08)
Distributions from net realized gain	0.00
Total distributions	(0.08)
Net asset value, end of period	$11.15
Total return[1]	2.38%
Ratios/supplemental data:
Net assets, end of period (000s)	$389
Ratios to average net assets[3]:
Ratio of expenses to average net assets	1.60%
Ratio of net investment income (loss) to average net assets	3.36%
Portfolio turnover rate[4]	18%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2,3]	1.82%
[1]	Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[2]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[3]	Ratios shown for periods of less than one year are annualized.
[4]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

42	Municipal Income Funds Prospectus

Municipal Bond Fund

(The Fund’s Class A, Class B and Class C shares are closed to new investors.)

Portfolio Managers:    Lyle J. Fitterer, CFA, CPA and Duane A. McAllister, CFA

Investment Objective

The Municipal Bond Fund seeks current income exempt from federal income tax.

Investment Strategies

We invest principally in municipal securities that pay interest exempt from federal income tax. We conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions and specific demographic trends. We invest in municipal securities that pay interest exempt from federal income tax. We expect the Fund’s average effective maturity to be between 5 and 20 years.

Permitted Investments

Under normal circumstances, we invest:

•	at least 80% of the Fund’s assets in municipal securities that pay interest exempt from federal income tax, but not necessarily the federal AMT;

•	up to 20% of the Fund’s assets in securities that pay interest subject to federal income tax, such as U.S. Government obligations, bank and corporate obligations, and short-term debt securities; and

•	up to 25% of total assets in below investment-grade municipal securities, including unrated securities which we classify as below investment-grade quality.

We may invest any amount of our assets in securities, including municipal securities, that may produce income subject to the federal AMT.

Important Risk Factors

The Fund is primarily subject to the “Debt Securities,” “High Yield Securities,” “Municipal Securities” and “U.S. Government Agency Securities” risks described under “Common Risks for the Funds” starting on page 6. We invest in municipal securities that are in low or below investment-grade categories, or are unrated. These securities are “high risk” securities and are sometimes referred to as “junk bonds.” Such municipal securities have a much greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower rated or unrated municipal securities may be less liquid and more difficult to value than higher-rated securities. In addition, our active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

You should consider these risks along with the “Additional Strategies and General Investment Risks” section beginning on page 58. These considerations are all important to your investment choice.

Municipal Income Funds Prospectus	43

Municipal Bond Fund

Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past five years (or for the life of the Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information for the period ended June 30, 2005 and PricewaterhouseCoopers LLP audited this information for all prior periods. Their reports and the Fund’s financial statements, are also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	CLASS A SHARES— COMMENCED ON APRIL 11, 2005	CLASS B SHARES— COMMENCED ON APRIL 11, 2005	CLASS C SHARES— COMMENCED ON APRIL 11, 2005

For the period ended:	June 30, 2005	June 30, 2005	June 30, 2005
Net asset value, beginning of period	$9.43	$9.43	$9.43
Income from investment operations:
Net investment income (loss)	0.09	0.08	0.08
Net realized and unrealized gain (loss) on investments	0.17	0.17	0.17
Total income from investment operations	0.26	0.25	0.25
Less distributions:
Distributions from net investment income	(0.09)	(0.08)	(0.08)
Distributions from net realized gain	0.00	0.00	0.00
Total distributions	(0.09)	(0.08)	(0.08)
Net asset value, end of period	$9.60	$9.60	$9.60
Total return[1]	2.82%	2.65%	2.65%
Ratios/supplemental data:
Net assets, end of period (000s)	$141,868	$22,680	$1,966
Ratios to average net assets[2]:
Ratio of expenses to average net assets	0.85%	1.60%	1.60%
Ratio of net investment income (loss) to average net assets	4.48%	3.74%	3.73%
Portfolio turnover rate[4]	68%	68%	68%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2,3]	1.08%	1.83%	1.83%
[1]	Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[2]	Ratios shown for periods of less than one year are annualized.
[3]	During this period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[4]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

44	Municipal Income Funds Prospectus

National Limited-Term Tax-Free Fund

Portfolio Managers:    Arthur C. Evans and Duane A. McAllister, CFA

Investment Objective

The National Limited-Term Tax-Free Fund seeks current income exempt from federal income taxes.

Investment Strategies

We invest principally in municipal securities that pay interest exempt from federal income tax, including federal AMT. Under normal circumstances, we maintain the Fund’s dollar-weighted average maturity between 1 and 5 years, but this average will vary depending on anticipated market conditions. We emphasize investments in municipal securities that pay interest income.

Permitted Investments

Under normal circumstances, we invest:

•	at least 80% of the Fund’s assets in municipal securities that pay interest exempt from federal income tax;

•	up to 20% of the Fund’s assets in securities that pay interest subject to federal income tax, including federal AMT;

•	up to 25% of total assets in securities of issuers located in the same state or in related issuers; and

•	up to 10% of total assets in below investment-grade municipal securities, including unrated securities which we classify as below investment-grade quality.

Important Risk Factors

The Fund is primarily subject to the “Debt Securities”, “High Yield Securities” and “Municipal Securities” risks described under “Common Risks for the Funds” starting on page 6. The Fund may from time to time focus on investments in certain states or geographic regions, and their performance could be disproportionately affected by political or demographic factors in such states or regions.

We invest in municipal securities that are in low or below investment-grade categories, or are unrated. These securities are “high risk” securities and are sometimes referred to as “junk bonds.” Such municipal securities have a much greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower rated or unrated municipal securities may be less liquid and are more difficult to value than higher-rated securities.

You should consider these risks along with the “Additional Strategies and General Investment Risks” section beginning on page 58. These considerations are all important to your investment choice.

Municipal Income Funds Prospectus	45

National Limited-Term Tax-Free Fund

This table is intended to help you understand the Fund’s financial performance for the past five years (or for the life of the Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also included in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING:
	CLASS A SHARES—COMMENCED ON JANUARY 30, 2004		CLASS B SHARES—COMMENCED ON JANUARY 30, 2004

For the period ended:	June 30, 2005	June 30, 2004	June 30, 2005	June 30, 2004
Net asset value, beginning of period	$10.81	$11.03	$10.80	$11.03
Income from investment operations:
Net investment income (loss)	0.28	0.10	0.20	0.07
Net realized and unrealized gain (loss) on investments	0.00	(0.22)	0.00	(0.23)
Total income from investment operations	0.28	(0.12)	0.20	(0.16)
Less distributions:
Distributions from net investment income	(0.28)	(0.10)	(0.20)	(0.07)
Distributions from net realized gain	0.00	0.00	0.00	0.00
Total distributions	(0.28)	(0.10)	(0.20)	(0.07)
Net asset value, end of period	$10.81	$10.81	$10.80	$10.80
Total return[1]	2.61%	(1.20)%	1.85%	(1.57)%
Ratios/supplemental data:
Net assets, end of period (000s)	$3,978	$1,147	$759	$628
Ratios to average net assets[2]:
Ratio of expenses to average net assets	0.85%	0.85%	1.60%	1.60%
Ratio of net investment income (loss) to average net assets	2.61%	2.15%	1.85%	1.52%
Portfolio turnover rate[4]	26%	24%	26%	24%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2,3]	1.14%	1.05%	1.88%	1.82%
[1]	Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[2]	Ratios shown for periods of less than one year are annualized.
[3]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[4]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

46	Municipal Income Funds Prospectus

Financial Highlights

CLASS C SHARES—COMMENCED ON JANUARY 30, 2004

June 30, 2005	June 30, 2004
$10.79	$11.03

0.20	0.06
0.01	(0.24)
0.21	(0.18)

(0.20)	(0.06)
0.00	0.00
(0.20)	(0.06)
$10.80	$10.79
1.95%	(1.69)%

$960	$163

1.60%	1.60%
1.89%	1.36%
26%	24%
1.89%	1.79%

Municipal Income Funds Prospectus	47

This page intentionally left blank

National Tax-Free Fund

Portfolio Managers:    Arthur C. Evans and Stephen Galiani

Investment Objective

The National Tax-Free Fund seeks current income exempt from federal income tax.

Investment Strategies

We invest principally in municipal securities that pay interest exempt from federal income tax, including federal AMT. Under normal circumstances, the Fund’s dollar-weighted average maturity will be between 10 and 20 years, but may vary depending on market conditions. We emphasize investments in municipal securities that pay interest income.

Permitted Investments

Under normal circumstances, we invest:

•	at least 80% of the Fund’s assets in municipal securities that pay interest exempt from federal income tax;

•	up to 20% of the Fund’s assets in securities that pay interest subject to federal income tax, including federal AMT; and

•	up to 10% of total assets in below investment-grade municipal securities, including unrated securities which we classify as below investment-grade quality.

Important Risk Factors

The Fund is primarily subject to the “Debt Securities”, “High Yield Securities” and “Municipal Securities” risks described under “Common Risks for the Funds” starting on page 6. The Fund may from time to time focus on investments in certain states or regions, and its performance could be disproportionately affected by political or demographic factors in such states or regions.

We invest in municipal securities that are in low or below investment-grade categories, or are unrated. These securities are “high risk” securities and are sometimes referred to as “junk bonds.” Such municipal securities have a much greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower rated or unrated municipal securities may be less liquid and are more difficult to value than higher-rated securities.

You should consider these risks along with the “Additional Strategies and General Investment Risks” section beginning on page 58. These considerations are all important to your investment choice.

Municipal Income Funds Prospectus	49

National Tax-Free Fund

This table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also included in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING:
For the period ended:	CLASS A SHARES—COMMENCED ON AUGUST 1, 1989
	June 30, 2005	June 30, 2004	June 30, 2003	June 30, 2002
Net asset value, beginning of period	$10.16	$10.53	$10.29	$10.21
Income from investment operations:
Net investment income (loss)	0.45	0.45	0.50	0.52
Net realized and unrealized gain (loss) on investments	0.45	(0.37)	0.23	0.08
Total income from investment operations	0.90	0.08	0.73	0.60
Less distributions:
Distributions from net investment income	(0.45)	(0.45)	(0.49)	(0.52)
Distributions from net realized gain	0.00	0.00	0.00	0.00
Total distributions	(0.45)	(0.45)	(0.49)	(0.52)
Net asset value, end of period	$10.61	$10.16	$10.53	$10.29
Total return[1]	9.06%	0.76%	7.20%	5.92%
Ratios/supplemental data:
Net assets, end of period (000s)	$101,814	$103,469	$113,616	$120,439
Ratios to average net assets:
Ratio of expenses to average net assets	0.85%	0.85%	0.83%	0.80%
Ratio of net investment income (loss) to average net assets	4.38%	4.35%	4.74%	5.09%
Portfolio turnover rate[3]	59%	63%	37%	39%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2]	1.04%	1.03%	0.95%	0.93%
[1]	Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown.
[2]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[3]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

50	Municipal Income Funds Prospectus

Financial Highlights

	CLASS B SHARES—COMMENCED ON AUGUST 6, 1993

June 30, 2001	June 30, 2005	June 30, 2004	June 30, 2003	June 30, 2002	June 30, 2001
$9.72	$10.16	$10.53	$10.29	$10.21	$9.72

0.54	0.39	0.38	0.42	0.45	0.46
0.49	0.44	(0.38)	0.23	0.08	0.49
1.03	0.83	0.00	0.65	0.53	0.95

(0.54)	(0.38)	(0.37)	(0.41)	(0.45)	(0.46)
0.00	0.00	0.00	0.00	0.00	0.00
(0.54)	(0.38)	(0.37)	(0.41)	(0.45)	(0.46)
$10.21	$10.61	$10.16	$10.53	$10.29	$10.21
10.90%	8.24%	0.01%	6.40%	5.13%	10.07%

$77,273	$24,488	$31,420	$48,540	$51,754	$28,271

0.80%	1.60%	1.60%	1.58%	1.55%	1.55%
5.33%	3.62%	3.61%	3.98%	4.34%	4.56%
27%	59%	63%	37%	39%	27%

0.96%	1.79%	1.78%	1.70%	1.69%	1.72%

Municipal Income Funds Prospectus	51

National Tax-Free Fund	Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also included in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING:
	CLASS C SHARES—COMMENCED ON NOVEMBER 8, 1999

For the period ended:	June 30, 2005	June 30, 2004	June 30, 2003	June 30, 2002	June 30, 2001
Net asset value, beginning of period	$10.16	$10.53	$10.29	$10.21	$9.73
Income from investment operations:
Net investment income (loss)	0.39	0.38	0.42	0.45	0.46
Net realized and unrealized gain (loss) on investments	0.44	(0.38)	0.23	0.08	0.48
Total income from investment operations	0.83	0.00	0.65	0.53	0.94
Less distributions:
Distributions from net investment income	(0.38)	(0.37)	(0.41)	(0.45)	(0.46)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00
Total distributions	(0.38)	(0.37)	(0.41)	(0.45)	(0.46)
Net asset value, end of period	$10.61	$10.16	$10.53	$10.29	$10.21
Total return[1]	8.25%	0.02%	6.40%	5.13%	9.96%
Ratios/supplemental data:
Net assets, end of period (000s)	$8,497	$9,829	$15,161	$11,343	$9,319
Ratios to average net assets:
Ratio of expenses to average net assets	1.60%	1.60%	1.58%	1.55%	1.55%
Ratio of net investment income (loss) to average net assets	3.63%	3.62%	3.95%	4.32%	4.55%
Portfolio turnover rate[3]	59%	63%	37%	39%	27%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2]	1.79%	1.78%	1.71%	1.68%	1.73%
[1]	Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown.
[2]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[3]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

52	Municipal Income Funds Prospectus

Short-Term Municipal Bond Fund

Portfolio Manager:    Lyle J. Fitterer, CFA, CPA

Investment Objective

The Short-Term Municipal Bond Fund seeks current income exempt from federal income tax consistent with capital preservation.

Investment Strategies

We invest in a portfolio of short-term municipal securities. We invest principally in municipal securities that pay interest exempt from federal income tax. We conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions and specific demographic trends. Under normal circumstances, we expect the Fund’s average effective maturity to be 3 years or less.

Permitted Investments

Under normal circumstances, we invest:

•	at least 80% of the Fund’s assets in municipal securities that pay interest exempt from federal income tax, but not necessarily the federal AMT;

•	up to 20% of the Fund’s assets in securities that pay interest subject to federal income tax, such as U.S. Government obligations, bank and corporate obligations, and short-term municipal securities; and

•	up to 15% of total assets in below investment-grade debt securities, including unrated securities, which we classify as below investment-grade quality.

We may invest any amount of our total assets in securities, including municipal securities, that may produce income subject to the federal AMT.

Important Risk Factors

The Fund is primarily subject to the “Debt Securities,” “High Yield Securities,” “Municipal Securities” and “U.S. Government Agency Securities” risks described under “Common Risks for the Funds” starting on page 6. We invest in municipal securities that are in low or below investment-grade categories, or are unrated. These securities are “high risk” securities and are sometimes referred to as “junk bonds.” Such municipal securities have a much greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower rated or unrated municipal securities may be less liquid and more difficult to value than higher-rated securities. In addition, our active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

You should consider these risks along with the “Additional Strategies and General Investment Risks” section beginning on page 58. These considerations are all important to your investment choice.

Municipal Income Funds Prospectus	53

Short-Term Municipal Bond Fund

Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past five years (or for the life of the Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information for the period ended June 30, 2005. PricewaterhouseCoopers LLP audited this information for all prior periods. Their reports and the Fund’s financial statements are also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	CLASS C SHARES—COMMENCED ON JANUARY 31, 2003

For the period ended:	June 30, 2005[3]	October 31, 2004	October 31, 2003
Net asset value, beginning of period	$9.84	$9.83	$9.79
Income from investment operations:
Net investment income (loss)	0.13	0.19	0.16
Net realized and unrealized gain (loss) on investments	(0.02)	0.01	0.04
Total income from investment operations	0.11	0.20	0.20
Less distributions:
Distributions from net investment income	(0.13)	(0.19)	(0.16)
Distributions from net realized gain	0.00[4]	0.00	0.00
Total distributions	(0.13)	(0.19)	(0.16)
Net asset value, end of period	$9.82	$9.84	$9.83
Total return[1]	1.16%	2.08%	2.10%
Ratios/supplemental data:
Net assets, end of period (000s)	$8,228	$6,982	$2,869
Ratios to average net assets[2]:
Ratio of expenses to average net assets	1.73%	1.79%	1.88%
Ratio of net investment income (loss) to average net assets	1.98%	1.96%	2.05%
Portfolio turnover rate[5]	75%	69%	84%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2,6]	1.78%	1.82%	1.91%
[1]	Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[2]	Ratios shown for periods of less than one year are annualized.
[3]	The Fund changed its fiscal year end from October 31 to June 30.
[4]	Amount calculated is less than $0.005.
[5]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
[6]	During each period, various fees and expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratios in the absence of any waivers and/or reimbursements.

54	Municipal Income Funds Prospectus

Wisconsin Tax-Free Fund

Portfolio Managers:    Lyle J. Fitterer, CFA, CPA and Thomas Stoeckmann

Investment Objective

The Wisconsin Tax-Free Fund seeks a high level of current income exempt from federal income tax and Wisconsin individual income tax, without assuming undue risk.

Investment Strategies

We invest in municipal securities and debt obligations with interest exempt from both federal income tax (including federal AMT) and Wisconsin individual income tax. These securities may be issued by (a) Wisconsin and its subdivisions, authorities, instrumentalities and corporations, (b) U.S. territories and possessions; and (c) any other issuer whose securities are exempt from federal income tax and Wisconsin individual income tax. We conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions and specific demographic trends. We expect the Fund’s average effective maturity to be between 5 and 20 years.

Permitted Investments

Under normal circumstances, we invest:

•	at least 80% of the Fund’s assets in municipal securities that pay interest exempt from federal income tax, including federal AMT, and Wisconsin individual income tax;

•	up to 20% of the Fund’s assets in securities that pay interest subject to federal income tax, such as U.S. Government obligations, bank and corporate obligations, and short-term municipal securities;

•	up to 10% of total assets in below investment-grade debt securities, including unrated securities which we classify as below investment-grade quality;

•	up to 25% of total assets in industrial development bonds; and

•	up to 25% of total assets in municipal leases.

Important Risk Factors

The Fund is primarily subject to the risks described under “Common Risks for the Funds” starting on page 6. We invest in municipal securities that are in low or below investment-grade categories, or are unrated. These securities are “high risk” securities and are sometimes referred to as “junk bonds.” Such municipal securities have a much greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower rated or unrated municipal securities may be less liquid and more difficult to value than higher-rated securities.

Since we invest a majority of the Fund’s total assets in Wisconsin municipal securities, conditions in Wisconsin are likely to affect the Fund’s investments. The Wisconsin economy relies significantly on its dairy products, motor vehicles, paper, meat products and small engines industries, and adverse conditions affecting these industries could have a disproportionate effect on Wisconsin municipal securities. See the Statement of Additional Information for a more detailed discussion of the special considerations affecting Wisconsin municipal securities. Additionally, because the Fund currently

Municipal Income Funds Prospectus	55

Wisconsin Tax-Free Fund

holds over 25% of its total assets in debt obligations issued by Puerto Rico, adverse conditions or other events affecting Puerto Rico could have a disproportionate effect on these holdings.

You should consider these risks along with the “Additional Strategies and General Investment Risks” section beginning on page 58. These considerations are all important to your investment choice.

56	Municipal Income Funds Prospectus

Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past five years (or for the life of the Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information for the period ended June 30, 2005 and PricewaterhouseCoopers LLP audited this information for all prior periods. Their reports and the Fund’s financial statements are also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	CLASS C SHARES—COMMENCED ON DECEMBER 26, 2002

For the period ended:	June 30, 2005[4]	October 31, 2004	October 31, 2003
Net asset value, beginning of period	$10.80	$10.69	$10.60
Income from investment operations:
Net investment income (loss)	0.21	0.32	0.26
Net realized and unrealized gain (loss) on investments	0.06	0.16	0.09
Total income from investment operations	0.27	0.48	0.35
Less distributions:
Distributions from net investment income	(0.21)	(0.32)	(0.26)
Distributions from net realized gain	(0.16)	(0.05)	0.00
Total distributions	(0.37)	(0.37)	(0.26)
Net asset value, end of period	$10.70	$10.80	$10.69
Total return[1]	2.60%	4.54%	3.28%
Ratios/supplemental data:
Net assets, end of period (000s)	$2,583	$2,380	$2,704
Ratios to average net assets[2]:
Ratio of expenses to average net assets	1.49%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets	2.97%	3.00%	2.71%
Portfolio turnover rate[5]	24%	17%	54%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2,3]	2.07%	2.10%	2.08%
[1]	Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[2]	Ratios shown for periods of less than one year are annualized.
[3]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[4]	The Fund changed its fiscal year end from October 31 to June 30.
[5]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Municipal Income Funds Prospectus	57

Additional Strategies and General Investment Risks

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Advantage Funds. Certain common risks are identified in the “Summary of Important Risks” section on page 6. Other risks of mutual fund investing include the following:

•	Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

•	We cannot guarantee that a Fund will meet its investment objective.

•	We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not “make good” on any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisers, offer or promise to make good on any such losses.

•	Share prices—and therefore the value of your investment—will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

•	An investment in a single Fund, by itself, does not constitute a complete investment plan.

•	The California Limited-Term Tax-Free Fund, Municipal Bond Fund and Short-Term Municipal Bond Fund employ an active trading investment strategy that results in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

•	Each Fund may continue to hold debt instruments that cease to be rated by a NRSRO or whose ratings fall below the levels generally permitted for such Fund. Unrated or below investment-grade securities may be more susceptible to credit and interest rate risks than investment-grade securities.

•	The Funds may invest in various derivative instruments. The term “derivatives” covers a broad range of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

•	We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, a Fund may not achieve its objective.

58	Municipal Income Funds Prospectus

What follows is a general list of the types of risks (some of which have been previously described) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk—The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk—The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Interest Rate Risk—The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk—The risk that a practice, such as lending portfolio securities or engaging in forward commitment or when-issued transactions, may increase a Fund’s exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk—The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk—The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

Non-Diversification Risk—The risk that, because the percentage of a non-diversified fund’s assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer. (A “diversified” investment company is required by the 1940 Act, generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer.)

Prepayment/Extension Risk—The risk that prepayment rates on mortgage loans or other receivables will be higher or lower than expected, which can alter the duration of a mortgage-backed security, increase interest rate risk and reduce rates of return.

Regulatory Risk—The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

In addition to the general risks discussed above and under “Summary of Important Risks,” you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the “Important Risk Factors” in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

Municipal Income Funds Prospectus	59

Additional Strategies and General Investment Risks

Investment Practice/Risk

The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each investment practice. See the Statement of Additional Information for more information on these practices.

Remember, each Fund is designed to meet different investment needs and objectives.

INVESTMENT PRACTICE	PRINCIPAL RISK(S)	CALIFORNIA LIMITED TERM TAX-FREE	CALIFORNIA TAX-FREE	COLORADO TAX-FREE	MINNESOTA TAX-FREE	MUNICIPAL BOND	NATIONAL LIMITED TERM TAX-FREE FUND	NATIONAL TAX-FREE	SHORT-TERM MUNICIPAL BOND	WISCONSIN TAX-FREE
Borrowing Policies The ability to borrow money for temporary purposes (e.g. to meet shareholder redemptions).	Leverage Risk	●	●	●	●	●	●	●	●	●
Floating and Variable Rate Debt Instruments with interest rates that are adjusted either on a schedule or when an index or benchmark changes.	Interest Rate and Credit Risk	●	●	●	●	●	●	●	●	●
Forward Commitment, When-Issued and Delayed Delivery Transactions Securities bought or sold for delivery at a later date or bought or sold for a fixed price at a fixed date.	Interest Rate, Leverage and Credit Risk	●	●	●	●	●	●	●	●	●

High Yield Securities

Debt securities of lower quality that produce generally

higher rates of return. These securities, sometimes referred to as “junk bonds,” tend to be more sensitive to economic

conditions, more volatile, and less liquid, and are subject

to greater risk of default.

	Interest Rate and Credit Risk	●	●	●	●	●	●	●	●	●
Illiquid Securities A security which may not be sold or disposed of in the ordinary course of business within seven days of approximately the value determined by the Fund. Limited to 15% of net assets.	Liquidity Risk	●	●	●	●	●	●	●	●	●

Loans of Portfolio Securities

The practice of loaning securities to brokers,

dealers and financial institutions to increase

returns on those securities. Loans may be made up

to 1940 Act limits (currently one-third of total

assets, including the value of the collateral

received).

	Credit, Counter- Party and Leverage Risk	●	●	●	●	●	●	●	●	●

Mortgage- and Asset-Backed Securities

Securities consisting of undivided fractional interests

in pools of consumer loans, such as mortgage loans,

car loans, credit card debt or receivables held in trust.

	Interest Rate, Credit and Prepayment/ Extension Risk	●	●	●	●	●	●	●	●	●

60	Municipal Income Funds Prospectus

INVESTMENT PRACTICE	PRINCIPAL RISK(S)	CALIFORNIA LIMITED-TERM TAX-FREE	CALIFORNIA TAX-FREE	COLORADO TAX-FREE	MINNESOTA TAX-FREE	MUNICIPAL BOND	NATIONAL LIMITED-TERM TAX-FREE FUND	NATIONAL TAX-FREE	SHORT-TERM MUNICIPAL BOND	WISCONSIN TAX-FREE

Other Mutual Funds

Investments by the Fund in shares of other mutual
funds, which may cause Fund shareholders to bear
a pro rata portion of the other fund’s expenses, in
addition to the expenses paid by the Fund.

	Market Risk	●	●	●	●	●	●	●	●	●
Private Activity Bonds Bonds that pay interest subject to the federal alternative minimum tax. Limited to 20% of net assets.	Interest Rate and Credit Risk	●	●	●	●	●	●	●	●	●
Repurchase Agreements A transaction in which the seller of a security agrees to buy back the security at an agreed upon time and price, usually with interest.	Credit and Counter- Party Risk	●	●	●	●	●	●	●	●	●

Municipal Income Funds Prospectus	61

Organization and Management of the Funds

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (the “Board”) supervises each Fund’s activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board supervises the Funds’ activities and approves the selection of various companies hired to manage the Funds’ operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

BOARD OF TRUSTEES
Supervises the Funds’ activities

Ú

INVESTMENT ADVISER	CUSTODIAN
Wells Fargo Funds Management, LLC 525 Market Street San Francisco, CA Manages the Funds’ investment activities	Wells Fargo Bank, N.A. 6th & Marquette Minneapolis, MN Provides safekeeping for the Funds’ assets

Ú

INVESTMENT SUB-ADVISER
Wells Capital Management Incorporated 525 Market Street San Francisco, CA Responsible for day-to-day portfolio management

Ú

ADMINISTRATOR	TRANSFER AGENT	SHAREHOLDER SERVICING AGENTS
Wells Fargo Funds Management, LLC 525 Market Street San Francisco, CA	Boston Financial Data Services, Inc. Two Heritage Drive Quincy, MA	Various Agents
Manages the Funds’ business activities	Maintains records of shares and supervises the payment of dividends	Provide services to customers
Ú

FINANCIAL SERVICES FIRMS AND SELLING AGENTS
Advise current and prospective shareholders on Fund investments

Ú

SHAREHOLDERS

62	Municipal Income Funds Prospectus

The Investment Adviser

Funds Management serves as the investment adviser for each of the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Funds’ adviser is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-adviser, who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under “Management Fees” in the front of this Prospectus. A discussion regarding the basis for the Board of Trustees approving the investment advisory and sub-advisory agreements of each Fund is available in the Funds’ annual report for the fiscal year ended June 30, 2005. As of June 30, 2005, Funds Management managed over $102 billion in mutual fund assets.

Dormant Multi-Manager Structure

The Board has adopted a dormant “multi-manager” structure for the Municipal Bond Fund, Short-Term Municipal Bond Fund and Wisconsin Tax-Free Fund. Under this structure, a Fund and Funds Management would engage one or more sub-advisers to make day-to-day investment decisions for the Fund’s assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (i) change, add or terminate one or more sub-advisers; (ii) continue to retain a sub-adviser even though the sub-adviser’s ownership or corporate structure has changed; or (iii) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval of most of these types of recommendations, even if the Board approves the proposed action. Under the dormant “multi-manager” structure approved by the Board, the Funds will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board’s oversight and approval) to make decisions about the Fund’s sub-advisory arrangements without obtaining shareholder approval. The Funds will continue to submit matters to shareholders for their approval to the extent required by applicable law.

The Sub-Adviser

Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, is the sub-adviser for each of the Funds. In this capacity, it is responsible for the day-to-day investment management activities of the Funds. Wells Capital Management provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies and high net-worth individuals. As of June 30, 2005, Wells Capital Management managed assets aggregating in excess of $161 billion.

Wells Capital Management is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser.

The Administrator

Funds Management provides the Funds with administrative services, including general supervision of each Fund’s operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust’s Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct each Fund’s business.

Municipal Income Funds Prospectus	63

Organization and Management of the Funds

Shareholder Servicing Plan

We have a shareholder servicing plan for each Fund. Under this plan, we have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

The Transfer Agent

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agency and distribution disbursing services to the Funds.

64	Municipal Income Funds Prospectus

A Choice of Share Classes

After choosing a Fund, your next most important choice is which share class to buy. The following classes of shares are available through this Prospectus:

•	Class A Shares—with a front-end sales charge, volume reductions and lower ongoing expenses than Class B and Class C shares.

•	Class B Shares—with a contingent deferred sales charge (“CDSC”) payable upon redemption that diminishes over time, and higher ongoing expenses than Class A shares.

•	Class C Shares—with a 1.00% CDSC on redemptions made within one year of purchase, and higher ongoing expenses than Class A shares.

The choice among share classes is largely a matter of preference. You should consider, among other things, the different fees and sales loads assessed on each share class and the length of time you anticipate holding your investment. If you prefer to pay sales charges up front, wish to avoid higher ongoing expenses, or, more importantly, you think you may qualify for volume discounts based on the amount of your investment, then Class A shares may be the choice for you.

You may prefer instead to see “every dollar working” from the moment you invest. If so, then consider Class B or Class C shares. Please note that Class B shares convert to Class A shares after seven years to avoid the higher ongoing expenses assessed against Class B shares. Please see “Class B Share CDSC Schedule” below for further details.

Class A shares are available for all the Funds in this Prospectus, except the Short-Term Municipal Bond and Wisconsin Tax-Free Funds. Class B shares are available for all the Funds in this Prospectus, except the California Limited-Term Tax-Free, Short-Term Municipal Bond and Wisconsin Tax-Free Funds. Class C shares are available for all Funds, except the Colorado Tax-Free Fund. Class C shares are similar to Class B shares in that they have higher ongoing expenses than Class A shares. Unlike Class B shares, however, Class C shares do not convert to Class A shares. The higher ongoing expenses will be assessed as long as you hold the shares. The choice whether to purchase Class B or Class C shares may depend on how long you intend to hold the shares before redeeming them.

Orders for Class B shares of $100,000 or more will be refused. For Class C shares, orders of $1,000,000 or more, including orders which because of a right of accumulation or letter of intent would qualify for the purchase of Class A shares without an initial sales charge, will be refused.

Please see the expenses listed for each Fund and the following sales charge schedules before making your decision. You should also review the “Reductions and Waivers of Sales Charges” section of the Prospectus. Information regarding the Funds’ sales charges, breakpoints and waivers is available free of charge on our Web site at www.wellsfargo.com/advantagefunds. You may wish to discuss this choice with your financial consultant.

Class A Share Sales Charge Schedule

If you choose to buy Class A shares, you will pay the Public Offering Price (“POP”) which is the NAV plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as “breakpoint levels,” the POP is lower for these purchases. The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the net asset value of those shares. Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown below.

Municipal Income Funds Prospectus	65

A Choice of Share Classes

CLASS A SHARES (EXCEPT THE CALIFORNIA LIMITED-TERM TAX-FREE FUND AND THE NATIONAL LIMITED- TERM TAX-FREE FUND) HAVE THE FOLLOWING SALES CHARGE SCHEDULE:
AMOUNT OF PURCHASE	FRONT-END SALES CHARGE AS % OF PUBLIC OFFERING PRICE	FRONT-END SALES CHARGE AS % OF NET AMOUNT INVESTED
Less than $50,000	4.50%	4.71%
$50,000 to $99,999	4.00%	4.17%
$100,000 to $249,999	3.50%	3.63%
$250,000 to $499,999	2.50%	2.56%
$500,000 to $999,999	2.00%	2.04%
$1,000,000 and over[1]	0.00%	0.00%
[1]	We will assess Class A share purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within one year from the date of purchase unless the dealer of record waived its commission with a Fund’s approval. Certain exceptions apply (see “CDSC Waivers”). The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

CALIFORNIA LIMITED-TERM TAX-FREE FUND AND NATIONAL LIMITED-TERM TAX-FREE FUND CLASS A SHARES HAVE THE FOLLOWING SALES CHARGE SCHEDULE:
AMOUNT OF PURCHASE	FRONT-END SALES CHARGE AS % OF PUBLIC OFFERING PRICE	FRONT-END SALES CHARGE AS % OF NET AMOUNT INVESTED
Less than $50,000	3.00%	3.09%
$50,000 to $99,999	2.50%	2.56%
$100,000 to $249,999	2.00%	2.04%
$250,000 to $499,999	1.50%	1.52%
$500,000 to $999,999	1.00%	1.01%
$1,000,000 and over[1]	0.00%	0.00%
[1]	We will assess Class A share purchases of $1,000,000 or more a 0.50% CDSC if they are redeemed within one year from the date of purchase, unless the dealer of record waived its commission with a Fund’s approval. Certain exceptions apply (see “CDSC Waivers”). The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

66	Municipal Income Funds Prospectus

Class B Share CDSC Schedule

If you choose Class B shares, you buy them at NAV and agree that if you redeem your shares within six years of the purchase date, and within three years for the National Limited Term Tax-Free Fund, you will pay a CDSC based on how long you have held your shares. Certain exceptions apply (see “CDSC Waivers”). The CDSC schedules are as follows:

CLASS B SHARES (EXCEPT THE NATIONAL LIMITED-TERM TAX-FREE FUND) HAVE THE FOLLOWING CDSC SCHEDULE:
REDEMPTION WITHIN	1 YEAR	2 YEARS	3 YEARS	4 YEARS	5 YEARS	6 YEARS	7 YEARS	8 YEARS
CDSC	5.00%	4.00%	3.00%	3.00%	2.00%	1.00%	0.00%	A shares

CLASS B SHARES FOR THE NATIONAL LIMITED-TERM TAX-FREE FUND HAVE THE FOLLOWING CDSC SCHEDULE:
REDEMPTION WITHIN	1 YEAR	2 YEARS	3 YEARS	4 YEARS	5 YEARS
CDSC	3.00%	2.00%	1.00%	0.00%	A shares

The CDSC percentage you pay on shares purchased prior to June 9, 2003, is applied to the lower of the NAV of the shares on the date of the original purchase, or the NAV of the shares on the date of redemption. For shares purchased on or after June 9, 2003, the CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). After shares are held for six years, three years for the National Limited-Term Tax-Free Fund, the CDSC expires. After shares are held for seven years, four years for the National Limited-Term Tax-Free Fund, the Class B shares are converted to Class A shares to reduce your future ongoing expenses.

Class B shares received in the reorganization of the Stagecoach Funds in exchange for Stagecoach Fund shares purchased after July 17, 1999 are also subject to the above CDSC schedule.

Class B shares received in the reorganization of the Norwest Advantage Funds in exchange for Norwest Advantage Fund shares purchased after May 18, 1999 are also subject to the above CDSC schedule.

Class B shares received in the reorganization of the Stagecoach Funds in exchange for Stagecoach Fund shares that were purchased prior to July 17, 1999, but after March 3, 1997, are subject to the following CDSC schedule, and such shares convert to Class A shares automatically after six years:

CLASS B SHARES RECEIVED IN EXCHANGE FOR STAGECOACH FUND SHARES PURCHASED AFTER MARCH 3, 1997, BUT BEFORE JULY 17, 1999, HAVE THE FOLLOWING CDSC SCHEDULE:
REDEMPTION WITHIN	1 YEAR	2 YEARS	3 YEARS	4 YEARS	5 YEARS	6 YEARS	7 YEARS
CDSC	5.00%	4.00%	3.00%	3.00%	2.00%	1.00%	A shares

Municipal Income Funds Prospectus	67

A Choice of Share Classes

Class B shares received in the reorganization of the Norwest Advantage Funds in exchange for Norwest Advantage Fund shares purchased prior to May 18, 1999 are subject to the following CDSC schedule on the exchanged shares, and such shares convert to Class A shares automatically after six years:

CLASS B SHARES RECEIVED IN EXCHANGE FOR NORWEST ADVANTAGE FUND SHARES PURCHASED PRIOR TO MAY 18, 1999, HAVE THE FOLLOWING CDSC SCHEDULE:
REDEMPTION WITHIN	1 YEAR	2 YEARS	3 YEARS	4 YEARS	5 YEARS	6 YEARS	7 YEARS
CDSC	3.00%	2.00%	2.00%	1.00%	0.00%	0.00%	A shares

Class B shares received in the reorganization of the Strong Funds in exchange for Strong Fund shares purchased prior to April 11, 2005 are subject to the following CDSC schedule on the exchanged shares, and such shares convert to Class A shares automatically after eight years:

CLASS B SHARES RECEIVED IN EXCHANGE FOR STRONG FUND SHARES PURCHASED PRIOR TO APRIL 11, 2005 HAVE THE FOLLOWING CDSC SCHEDULE:
REDEMPTION WITHIN	1 YEAR	2 YEARS	3 YEARS	4 YEARS	5 YEARS	6 YEARS	7 YEARS	8 YEARS	9 YEARS
CDSC	5.00%	4.00%	4.00%	3.00%	2.00%	1.00%	0.00%	0.00%	A shares

Class B shares received in exchange for Strong Advisor Municipal Bond Fund shares purchased prior to March 10, 2003 are subject to a different CDSC schedule. Please see the Statement of Additional Information for further details.

If you exchange the Class B shares received in the reorganization for Class B shares of another Fund, you will retain the CDSC schedules of your exchanged shares. Additional shares purchased will age at the currently effective higher CDSC schedule first shown above.

Class C Share Sales Charges

If you choose Class C shares, you buy them at NAV and if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%. At the time of purchase, the distributor pays sales commissions of up to 1.00% of the purchase price to selling agents and up to 1.00% annually thereafter. The CDSC percentage you pay on shares purchased prior to June 9, 2003, is applied to the lower of the NAV of the shares on the date of the original purchase, or the NAV of the shares on the date of redemption. For shares purchased on or after June 9, 2003, the CDSC percentage you pay is applied to the NAV of the shares on the date of the original purchase. To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions, if any, and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). Class C shares do not convert to Class A shares, and therefore continue to charge higher ongoing expenses.

68	Municipal Income Funds Prospectus

Reductions and Waivers of Sales Charges

Generally, we offer more sales charge reductions or waivers for Class A shares than for Class B and Class C shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of the potential reductions or waivers when you are deciding which share class to buy. Consult the Statement of Additional Information for further details regarding reductions and waivers of sales charges.

Class A Share Sales Charge Reductions

If you believe you are eligible for any of the following reductions, it is up to you to ask the selling agent or shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

•	You pay no sales charges on Fund shares you buy with reinvested distributions.

•	You pay a lower sales charge if you are investing an amount over a breakpoint level. See the “Class A Share Sales Charge Schedule” above.

•	You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of either Class A or Class B shares of the same Fund within 120 days of the date of the redemption.

•	You may reinvest into a Wells Fargo Advantage Fund with no sales charge a distribution from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acts as trustee provided the distribution occurred within the 60 days prior to your reinvestment.

•	You may reinvest into a Wells Fargo Advantage Fund with no sales charge a distribution from an account previously held by the Investment Management and Trust Departments of Wells Fargo provided that the account previously held a Wells Fargo Advantage Fund and that such distribution or transfer occurred within the 60 days prior to your reinvestment.

•	You may reinvest into a Wells Fargo Advantage Fund with no sales charge, proceeds of a distribution from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acted as trustee or a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo after 60 days from the date of such distribution or transfer, provided the distribution or transfer was from the Wells Fargo Advantage Aggressive Allocation, Conservative Allocation, Diversified Bond, Diversified Small Cap, Institutional Emerging Markets, Nebraska Tax-Free or Small Cap Opportunities Fund and the proceeds had previously been reinvested in the same Fund through another account (e.g., an IRA).

•	By signing a Letter of Intent (“LOI”) prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. We will hold in escrow shares equal to approximately 5% of the amount you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.

•	Rights of Accumulation (“ROA”) allow you to combine Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned (excluding Wells Fargo Advantage money market fund shares, unless you notify us that you previously paid a sales load on these assets) in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A or WealthBuilder Portfolio shares. The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned and adding the dollar amount of your current purchase.

You, or your fiduciary or trustee, also may tell us to extend volume discounts, including the reductions offered for rights of accumulation and letters of intent. You may be required to identify

Municipal Income Funds Prospectus	69

Reductions and Waivers of Sales Charges

the existence of other accounts in which there are holdings eligible to be aggregated to qualify for a volume discount.

The following types of accounts (registered in the name of or held for the shareholder, his or her spouse or domestic partner, as recognized by applicable state law, or his or her children under the age of 21) may be aggregated for the purpose of establishing eligibility under a rights of accumulation discount:

•	individual accounts;

•	joint accounts;

•	IRAs (including Roth IRAs and SEP IRAs) and SIMPLE IRAs that do not use a Wells Fargo Advantage Funds prototype agreement;

•	403(b) accounts; and

•	accounts over which the shareholder, his or her spouse or domestic partner have individual or shared authority to buy or sell shares on behalf of the account (including an UGMA/UTMA, a trust account or a solely owned business account).

Wells Fargo Advantage Fund shares held in the following accounts cannot be aggregated with the account through which you are currently purchasing for the purpose of establishing volume discounts:

•	529 college savings plan accounts;

•	accounts held through different financial intermediaries other than the broker dealer through which you are making your current purchase who will then hold the shares from your current purchase;

•	accounts held directly in a Wells Fargo Advantage Funds account on which the broker dealer is different than the broker dealer through which you are making your current purchase who will then hold the shares from your current purchase; and

•	accounts held through an administrator or trustee/custodian of an employer sponsored retirement plan or account (i.e., 401(k) Plans) and SIMPLE IRAs established using the Wells Fargo Advantage Funds prototype agreement (but not including employer sponsored IRAs) (collectively, “Employer Sponsored Retirement Plans”).

Wells Fargo Advantage Fund shares held in Employer Sponsored Retirement Plans may be aggregated at the plan level for purposes of establishing eligibility for volume discounts. When the group assets reach a breakpoint, all plan participants benefit from the reduced sales charge. Participant accounts will not be aggregated with personal accounts.

How a Letter of Intent Can Save You Money!

If you plan to invest, for example, $100,000 in a Wells Fargo Advantage Fund in installments over the next year, by signing a letter of intent you would pay only 3.50% sales load on the entire purchase. Otherwise, you might pay 4.50% on the first $49,999, then 4.00% on the next $50,000!

Class A Shares Sales Charge Waivers for Certain Parties

If you are eligible for certain waivers, we will sell you Class A shares so you can avoid higher ongoing expenses. Class A shares may be purchased at NAV in the following situations:

•	Current and retired employees, directors/trustees and officers of:

•	Wells Fargo Advantage Funds (including any predecessor funds);

70	Municipal Income Funds Prospectus

•	Wells Fargo & Company and its affiliates; and

•	family members of any of the above.

•	Current employees of:

•	the Funds’ distributor and its affiliates;

•	the Funds’ transfer agent;

•	broker-dealers who act as selling agents;

•	immediate family members (spouse, sibling, parent or child) of any of the above; and

•	each Fund’s sub-adviser, but only for the Fund(s) in which such sub-adviser provides investment advisory services.

•	Qualified registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Funds’ distributor that allows for load-waived Class A purchases.

•	Investment companies exchanging shares or selling assets pursuant to a reorganization, merger, acquisition, or exchange offer to which the Fund is a party.

•	Internal Revenue Code Section 529 plans.

•	Insurance company separate accounts—Shares acquired by insurance company separate accounts.

•	Fund of Funds advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage Life Stage PortfoliosSM).

•	Investors who reinvest distributions from the Fund, annuity payments received under either an annuity option or from death benefit proceeds, and distributions from an existing retirement plan invested in the Fund, within 120 days.

You also may buy Class A shares at NAV if they are to be included in certain retirement, benefit, pension, trust or investment “wrap accounts” with whom Wells Fargo Advantage Funds has reached an agreement, or through an omnibus account maintained with a Fund by a broker-dealer.

CDSC Waivers

•	You pay no CDSC on Fund shares you purchase with reinvested distributions.

•	We waive the CDSC for all redemptions made because of scheduled (Internal Revenue Code Section 72(t) withdrawal schedule) or mandatory (withdrawals generally made after age 70 1/2 according to Internal Revenue Service (“IRS”) guidelines) distributions from traditional IRAs and certain other retirement plans. (See your retirement plan information for details.)

•	We waive the CDSC for redemptions made in the event of the shareholder’s death or for a disability suffered after purchasing shares. (“Disability” is defined in Internal Revenue Code Section 72(m)(7).)

•	We waive the CDSC for redemptions made at the direction of Funds Management in order to, for example, complete a merger.

•	We waive the Class B share CDSC for withdrawals made by former Norwest Advantage Funds shareholders in certain qualified accounts up to certain limits. (See the Statement of Additional Information for further details.)

Municipal Income Funds Prospectus	71

Reductions and Waivers of Sales Charges

•	For Class B shares purchased after May 18, 1999 for former Norwest Advantage Funds shareholders and after July 17, 1999 for former Stagecoach Funds shareholders, for all Class B shares purchased after November 8, 1999, no CDSC is imposed on withdrawals that meet all of the following circumstances:

•	withdrawals are made by participating in the Systematic Withdrawal Plan; and

•	withdrawals may not exceed 10% of your Fund assets (including “free shares”) (limit for Class B shares calculated annually based on your anniversary date in the Systematic Withdrawal Plan).

•	We waive the Class C CDSC if the dealer of record waived its commission with a Fund’s approval.

•	We waive the Class C CDSC where a Fund did not pay a sales commission at the time of purchase.

We reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as “wrap accounts.” If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you must read the directions for that account. Those directions may supersede the terms and conditions discussed here.

Contact your selling agent for further information.

Distribution Plan

We have adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act for the Class B and Class C shares of the Funds. The Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services including ongoing compensation to selling agents. The Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the Plan. The fees paid under this Plan are as follows:

FUND	CLASS B	CLASS C
California Limited-Term Tax-Free	N/A	0.75%
California Tax-Free	0.75%	0.75%
Colorado Tax-Free	0.75%	N/A
Minnesota Tax-Free	0.75%	0.75%
Municipal Bond	0.75%	0.75%
National Limited-Term Tax-Free	0.75%	0.75%
National Tax-Free	0.75%	0.75%
Short-Term Municipal Bond	N/A	0.75%
Wisconsin Tax-Free	N/A	0.75%

These fees are paid out of the Funds’ assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

72	Municipal Income Funds Prospectus

Exchanges

Exchanges between Wells Fargo Advantage Funds involve two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

•	In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment, with the following exceptions:

•	Class A shares of non-money market funds may also be exchanged for Service Class shares of any money market fund;

•	Class C shares of non-money market funds may be exchanged for Class A shares of the Wells Fargo Advantage Money Market Fund. Such exchanged Class C shares may only be re-exchanged for Class C shares of non-money market funds.

•	You should carefully read the prospectus for the Fund into which you wish to exchange.

•	Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

•	If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum first purchase amount for the new Fund, unless your balance has fallen below that amount due to market conditions.

•	Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

•	Class B and Class C share exchanges will not trigger the CDSC. The new shares will continue to age according to their original schedule while in the new Fund and will be charged the CDSC applicable to the original shares upon redemption.

•	Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

Frequent Purchases and Redemptions of Fund Shares

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including by disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund’s long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing the additional risk of the negative effects of excessive trading.

The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds’ policy and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Specifically, Funds Management monitors available

Municipal Income Funds Prospectus	73

Exchanges

shareholder trading information across all Funds on a daily basis and may temporarily suspend or permanently terminate purchase or exchange privileges of investors who complete more than two exchanges within a three-month period or seem to be following a timing pattern. In determining whether to suspend or terminate purchase or exchange privileges for such investors, Funds Management will consider the extent to which such trading activity is likely to be disruptive to the Fund. The extent to which trading activity may be disruptive depends on a number of factors including, but not limited to, the number of trades, the size of the trades relative to the size of the Fund and the type of Fund involved. If Funds Management determines that an account has engaged in timing activities in contravention of the Funds’ policies, the account is prevented from purchasing additional shares or making further exchanges. Once the account has redeemed all of its shares, the account is closed.

Funds Management’s ability to monitor trades that are placed by individual shareholders of omnibus accounts, which are accounts maintained by financial intermediaries on behalf of multiple beneficial shareholders, is severely limited because Funds Management does not have access to the underlying shareholder account information. However, Funds Management monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in market timing and to restrict excessive trading. There may be legal and technological limitations on the ability of financial intermediaries to restrict the trading practices of their clients, and they may follow policies that are different from the Funds’ policy. As a result, Funds Management’s ability to monitor and discourage excessive trading practices in omnibus accounts may be limited.

74	Municipal Income Funds Prospectus

Your Account

This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares

•	As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form by the transfer agent. The price of Fund shares is based on a Fund’s NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

•	Each Fund’s investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (“closing price”), and if there is no sale, based on the latest quoted bid prices. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the latest closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security’s market price is still reliable and, if not, what fair market value to assign to the security. With respect to any portion of a Fund’s assets that are invested in other mutual funds, the Fund’s NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for further disclosure.

•	We determine the NAV of each class of the Funds’ shares each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”) which is usually 4:00 p.m. (ET). We determine the NAV by subtracting each Fund class’ liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. See the Statement of Additional Information for further disclosure.

•	We process requests to buy or sell shares of the Funds each business day as of the close of regular trading on the NYSE, which is usually 4:00 p.m. (ET). If the NYSE closes early, the Funds will close early and will value their shares at such earlier time under these circumstances. Requests the transfer agent receives in proper form before this time are processed the same day. Requests the transfer agent receives after the cutoff time are processed the next business day.

•	The Funds are open for business on each day the NYSE is open for business. NYSE holidays generally include New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

Municipal Income Funds Prospectus	75

Your Account

Notes on Managing Your Account

Minimum Investments

•	Minimum initial investment of $1,000 per Fund, and $250 for a retirement account; or

•	$50 monthly minimum investment per Fund if you use the Automatic Investment Plan; and

•	$100 per Fund for all investments after your initial investment.

•	Institutions, through which an investor may purchase shares, may require different minimum investment amounts. Please consult your selling agent or a customer service representative at your Institution for specifics.

We may waive or reduce the minimum initial investment amount for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and Applications for the program through which you intend to invest.

How to Open an Account

You can open a Wells Fargo Advantage Funds account through any of the following means:

•	Directly with the Fund. Complete a Wells Fargo Advantage Funds Application, which you may obtain by visiting our Web site at www.wellsfargo.com/advantagefunds, by calling Investor Services at 1-800-222-8222, or from an authorized selling agent. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application;

•	Through a brokerage account with an approved selling agent; or

•	Through certain retirement, benefit and pension plans or certain packaged investment products (please see the providers of the plan for instructions).

In addition to payments made by the Funds for distribution and shareholder servicing, the Adviser, the Funds’ distributor or their affiliates, may pay out of their own assets, and at no cost to the Funds, significant amounts to selling or shareholder servicing agents in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders.

In return for these payments, the Funds may receive certain marketing or servicing advantages including, without limitation, inclusion of the Funds on a selling agent’s “preferred list”; providing “shelf space” for the placement of the Funds on a list of mutual funds offered as investment options to its clients; granting access to a selling agent’s registered representatives; providing assistance in training and educating the selling agent’s registered representatives and furnishing marketing support and other related services. Additionally, the Funds and their shareholders may receive certain services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by a Fund’s transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

Payments made by the Funds’ Adviser, distributor or their affiliates, for the advantages and services described above, may be fixed dollar amounts, may be based on a percentage of sales and/or assets under management or a combination of the above, and may be up-front or ongoing payments or both. Such payments may be based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of the value of shares sold to, or held by, customers of the selling or shareholder servicing agent, and may differ among selling and shareholder servicing agents.

76	Municipal Income Funds Prospectus

In addition, representatives of the Funds’ distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits and any arrangement, such as sponsoring various contests and promotions to encourage the sale of Fund shares, may be paid for by the Adviser, the Funds’ distributor or its affiliates, subject to applicable NASD regulations.

Municipal Income Funds Prospectus	77

Your Account

The following section explains how you can buy shares directly from Wells Fargo Advantage Funds. For Funds held through brokerage and other types of accounts, please consult your selling agent.

GENERAL NOTES FOR PURCHASING FUND SHARES

•	The initial investment minimum is $1,000, or $250 for a retirement account; however, you may start your account with $50 if you elect the Automatic Investment Plan option on your Application.

•	Subsequent purchases may be made for a minimum of $100.

•	When mailing your application, payment or other documentation to Wells Fargo Advantage Funds, use the appropriate address below:

Mailing address:	Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266	Overnight Mail:	Wells Fargo Advantage Funds ATTN: CCSU-Boston Financial 66 Brooks Drive Braintree, MA 02184

•	When wiring money to Wells Fargo Advantage Funds, provide the following wire instructions to your financial institution:

State Street Bank & Trust Boston, MA Bank Routing Number: ABA 011000028 Wire Purchase Account Number: 9905-437-1	Attention: Wells Fargo Advantage Funds (Name of Fund, Account Number, and Share Class) Account Name: (Registration Name of Account)

•	Your account will be credited on the business day that the transfer agent receives your application and payment in proper order. Failure to complete an Application properly may result in a delay in processing your request.

•	You begin to earn dividends on the business day after the transfer agent receives your purchase in proper form.

•	All purchases must be in U.S. dollars, and all checks must be drawn on U.S. banks.

•	For every check or Electronic Funds Transfer that is returned to us as unpaid you will be charged a $25 fee.

•	When all or a portion of a purchase is received for investment without a clear Fund designation or is designated for investment in one of our closed classes of Funds, we may deposit the undesignated portion or the entire amount, as applicable, into the Wells Fargo Advantage Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we accept your order.

•	Each Fund reserves the right to refuse or cancel a purchase or exchange order in cases where the acceptance of the order would, in the Fund’s determination, adversely impact the normal management or operations of the Fund.

•	The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

78	Municipal Income Funds Prospectus

How to Buy Shares

BY MAIL

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

•	Complete a Wells Fargo Advantage Funds Application. Be sure to indicate the Fund name and the share class into which you intend to invest. You may obtain an application on-line (visit our Web site at www.wellsfargo.com/advantagefunds, by calling Investor Services at 1-800-222-8222, or from an authorized selling agent.

•	Enclose a check made out in the full name and share class of the Fund. For example,” Wells Fargo Advantage Wisconsin Tax-Free Fund, Class C.”

•	Mail the Application and payment to Wells Fargo Advantage Funds.

IF YOU ARE BUYING ADDITIONAL SHARES:

•	Make a check payable to the full name and share class of your Fund. Be sure to write your account number on the check.

•	Complete an investment slip or enclose the payment stub/card from your statement if available, and mail to Wells Fargo Advantage Funds with the check.

•	To request a booklet of investment slips, please contact Investor Services at 1-800-222-8222.

BY PHONE

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

You can only make your first purchase of a Fund by phone if you already have an existing Wells Fargo Advantage Funds Account. If you do not currently have an account, complete a Wells Fargo Advantage Funds Application. Refer to the “By Mail” section, above.

If you have a Wells Fargo Advantage Funds Account and want to buy into a new Fund, call Investor Services at 1-800-222-8222 for an Investor Services Representative to either:

•	transfer at least $1,000 (or $250 for retirement accounts) from a linked bank account, or

•	exchange at least $1,000 (or $250 for retirement accounts) worth of shares from an existing Wells Fargo Advantage Funds Account.

Call 1-800-368-7550 to use the Wells Fargo Advantage Funds automated phone system (“automated phone system”) to:

•	exchange at least $1,000 (or $250 for retirement accounts) worth of shares from an existing Wells Fargo Advantage Funds Account.

IF YOU ARE BUYING ADDITIONAL SHARES:

To buy additional shares, call Investor Services at 1-800-222-8222 for an Investor Services Representative or call 1-800-368-7550 to use the automated phone system to either:

•	transfer at least $100 from a linked bank account, or

•	exchange at least $100 worth of shares from an existing Wells Fargo Advantage Funds Account, or the remaining balance of your existing account.

Municipal Income Funds Prospectus	79

Your Account

BY INTERNET ACCESS

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

You can only make your first purchase of a Fund by Internet if you already have an existing Wells Fargo Advantage Funds Account. If you do not currently have an account, complete a Wells Fargo Advantage Funds Application. Refer to the section on buying shares for the first time By Mail.

To buy into a new Fund, visit our website at www.wellsfargo.com/advantagefunds, to:

•	exchange at least $1,000 (or $250 for retirement accounts) worth of shares from an existing Wells Fargo Advantage Funds Account.

On-line purchases are limited to a maximum of $100,000.

IF YOU ARE BUYING ADDITIONAL SHARES:

To buy additional shares, visit our Web site at www.wellsfargo.com/advantagefunds, to either:

•	transfer at least $100 from a linked bank account, or

•	exchange at least $100 worth of shares from an existing Wells Fargo Advantage Funds Account, or the remaining balance of your existing account.

Further information is available by calling Investor Services at 1-800-222-8222.

BY WIRE

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

You can make your first purchase of a Fund by wire. Complete a Wells Fargo Advantage Funds Application or open an account by Internet access as described above and follow the wire instructions on page 78. Wire purchases received by the transfer agent in proper form prior to the close of regular trading on the NYSE (which is usually 4:00 p.m. (ET)) are processed the same day and receive that day’s trade date.

IF YOU ARE BUYING ADDITIONAL SHARES:

Instruct your bank/financial institution to wire the amount you want to invest in accordance with the wire instructions on page 78. Wire purchases received by the transfer agent in proper form prior to the close of regular trading on the NYSE (which is usually 4:00 p.m. (ET)) are processed the same day and receive that day’s trade date. Be sure to have the wiring bank include your current Wells Fargo Advantage Funds account number and the name in which your account is registered.

80	Municipal Income Funds Prospectus

How to Sell Shares

The following section explains how you can sell shares held directly through an account with Wells Fargo Advantage Funds. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

BY MAIL

•	To request a redemption, write a “Letter of Instruction” stating your name, your account number, the Fund you wish to redeem and the dollar amount you wish to receive (or write “Full Redemption”).

•	Make sure all the account owners sign the request exactly as their names appear on the account application.

•	Medallion guarantees are required for mailed redemption requests under the following circumstances: (i) if the request is for over $100,000; (ii) if the address on your account was changed within the last 30 days, or (iii) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution, such as a bank or brokerage house. We do not accept notarized signatures.

•	Mail to: Wells Fargo Advantage Funds

 P.O. Box 8266

 Boston, MA 02266-8266

BY PHONE

•	Call Investor Services at 1-800-222-8222, for an Investor Services Representative or 1-800-368-7550 to use the automated phone system to request a redemption of at least $100. Be prepared to provide your account number and Taxpayer Identification Number (usually your Social Security Number).

•	Unless you have instructed us otherwise, only one account owner needs to call in redemption requests.

•	Telephone privileges are automatically made available to you unless you specifically decline them on your Application or subsequently in writing.

•	Redemption requests may not be made by phone if the address on your account was changed in the last 30 days. In this event, you must request your redemption by mail, in accordance with the procedures listed above.

BY INTERNET ACCESS

•	Visit our Web site at www.wellsfargo.com/advantagefunds to process your redemption request. Redemptions requested on-line are limited to a minimum of $100 and a maximum of $100,000. Redemption proceeds may be remitted by check to your address of record, by Electronic Funds Transfer to a linked bank account, or by wire.

See “General Notes for Selling Shares” below. Further information is available by calling Investor Services at 1-800-222-8222.

Municipal Income Funds Prospectus	81

Your Account

GENERAL NOTES FOR SELLING SHARES

•	We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff time are processed on the same business day.

•	Your shares earn dividends through the date of redemption. If you redeem shares on a Friday or prior to a holiday, shares will continue to earn dividends until the next business day.

•	The minimum redemption amount is $100 or the balance of your account.

•	Your redemption proceeds are net of any applicable CDSC and/or redemption fees.

•	You may request that redemption proceeds be sent to you by check, by Electronic Funds Transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds. Please contact your bank to verify any charges that they may assess for an incoming wire transfer.

•	We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check, through Electronic Funds Transfer or the Automatic Investment Plan have been collected. Payments may be held up to 7 days for check redemptions and for Electronic Funds Transfers. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

•	Generally, we pay redemption requests in cash, unless it is determined that the redemption would be to the detriment of a Fund and/or its shareholders. In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

•	If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

82	Municipal Income Funds Prospectus

Additional Services and Other Information

Automatic Plans

These plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur and specify an amount of at least $50. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222 for more information.

•	Automatic Investment Plan—With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.

•	Automatic Exchange Plan—With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the “Exchanges” section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

•	Systematic Withdrawal Plan—With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:

•	must have a Fund account valued at $10,000 or more;

•	must have your distributions reinvested; and

•	may not simultaneously participate in the Automatic Investment Plan.

•	Payroll Direct Deposit—With this plan you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.

It generally takes about ten days to establish a plan once we have received your instructions. It generally takes about five days to change or cancel participation in a plan. We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.

Income and Gain Distributions

The Funds in this Prospectus make distributions of net investment income monthly and any realized net capital gains at least annually.

We offer the following distribution options. To change your current option for payment of dividends and net capital gains distributions please call 1-800-222-8222.

•	Automatic Reinvestment Option—Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another option.

•	Check Payment Option—Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, Medallion Guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

•	Bank Account Payment Option—Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

•	Directed Distribution Purchase Option—Lets you buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the income is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

Municipal Income Funds Prospectus	83

Additional Services and Other Information

Remember, distributions have the effect of reducing NAV per share by the amount distributed.

Taxes

The following discussion regarding federal and certain state income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional income tax information.

We will pass on to a Fund’s shareholders substantially all of the Fund’s net investment income and realized net capital gains, if any. It is intended that distributions from a Fund’s net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT. It is intended that distributions attributable to tax-exempt securities of a state and its subdivisions will also not be subject to the state’s individual income taxes if the Fund primarily invests in such securities. For example, you generally won’t be subject to Minnesota individual income tax on distributions from the Minnesota Tax-Free Fund to the extent such distributions are attributable to the Fund’s Minnesota state and municipal tax-exempt securities, although a portion of such distributions could be subject to the Minnesota AMT. Distributions from a Fund’s ordinary income from other sources and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund’s net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders generally will not be able to deduct any distributions when determining their taxable income.

An individual’s net long-term capital gain is subject to a reduced maximum 15% rate of tax. A Fund’s long-term capital gain distributed to individual shareholders, if any, generally will qualify for the reduced rate of tax if attributable to the Fund’s sales and exchanges. Absent further legislation, this reduced rate of tax will expire after December 31, 2008.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

Householding

To help keep Fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your selling agent.

84	Municipal Income Funds Prospectus

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to disclosure of its portfolio holdings is available in the Funds’ Statement of Additional Information and the Funds’ website at www.wellsfargo.com/advantagefunds.

Retirement Accounts

We offer a wide variety of retirement accounts for individuals and institutions, including large and small businesses. Please contact Investor Services at 1-800-222-8222 for information on:

•	Individual Retirement Plans, including traditional IRAs and Roth IRAs.

•	Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)(7)s, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

There may be special distribution requirements for a retirement account. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually, and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by Institutions may vary. If you sell shares from a non-IRA retirement account and you are eligible to roll the proceeds into another retirement plan, we will withhold a portion of the sale proceeds for federal income tax purposes, unless you transfer all of the proceeds to an eligible retirement plan.

Small Account Redemptions

We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). We will notify you approximately 60 days prior to such redemption and will provide you with the opportunity to make additional investments to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

Statements and Confirmations

Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions.

Statement Inquiries

Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Statement Reprints

Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

Transaction Authorizations

Telephone, electronic and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. We will not be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

Municipal Income Funds Prospectus	85

Additional Services and Other Information

USA PATRIOT Act

In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number) and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your true identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, the Funds reserve the right to redeem your account at the current day’s NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

86	Municipal Income Funds Prospectus

Portfolio Managers

The Statement of Additional Information provides additional additional about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of securities in the Funds.

Julio C. Bonilla

California Limited Term Tax-Free Fund since 2005

Mr. Bonilla joined the Wells Capital Management team that specializes in tax-exempt fixed income securities in 2005. He has been a portfolio manager for the money market management team since 2000. He joined Wells Fargo Bank as a brokerage sales assistant in 1997. Mr. Bonilla earned his B.A. degree in political science from the University of San Diego and his M.B.A. degree in finance from Pepperdine University.

Arthur C. Evans

Colorado Tax-Free Fund since 2000

National Limited-Term Tax-Free Fund since 2000

National Tax-Free Fund since 2001

Mr. Evans joined Wells Capital Management in 2000 managing public fixed income and municipal bond mutual funds and institutional private accounts on the Tax-Exempt Fixed Income Team. Prior to joining the firm in 2000, Mr. Evans was responsible for the investment operations of PennCorp Financial Group, a $6 billion life and health insurance company, as its Chief Investment Officer from 1995 to 1999. He was also an institutional portfolio manager with Blackrock Financial Management in 1995, and a municipal trader/strategist with Conning Asset Management from 1993 to 1995. Mr. Evans earned his M.B.A. degree from the Fuqua School of Business, Duke University in 1990. He also earned his B.A. degree in Business Administration—Finance from the University of Texas at Austin in 1986.

Lyle J. Fitterer, CFA, CPA

Municipal Bond Fund and its predecessor since 2000

Short-Term Municipal Bond Fund and its predecessor since 2000

Wisconsin Tax-Free Fund and its predecessor since 2001

Mr. Fitterer joined Wells Capital Management as a Portfolio Manager in 2005 where he is Managing Director and head of the Municipal Fixed Income Team and Senior Portfolio Manager for Customized Fixed Income. Prior to joining Wells Capital Management he was with SCM since 1989 where he served as Director of Customized Fixed Income since 2000. He served first as a mutual fund accountant and later as an analyst and trader in the fixed income department, specializing in mortgage and asset-backed securities. He has also traded equity and derivative securities for SCM’s hedge funds and equity mutual funds and was a portfolio manager from January 1996 to November 1998 and returned to portfolio management in March 2000. He joined Strong Institutional Client Services as Managing Director in November 1998, where he was responsible for overseeing the institutional and intermediary sales organization. He received his B.S. degree in Accounting from the University of North Dakota.

Stephen Galiani

California Limited-Term Tax-Free Fund since 2001

California Tax-Free Fund and its predecessor since 1999

National Tax-Free Fund since 2000

Mr. Galiani joined Wells Capital Management in 1997. Prior to Wells Capital Management, he served as Director of Fixed Income from 1995 to 1997 for Qualivest Capital Management. He was President from 1990 to 1995 of Galiani Asset Management Corporation, an independent advisory practice. Mr. Galiani earned his B.A. degree in English from Manhattan College and his M.B.A. degree from Boston University.

Municipal Income Funds Prospectus	87

Portfolio Managers

Duane A. McAllister, CFA

Minnesota Tax-Free Fund since 2005

Municipal Bond Fund and its predecessor since 2005

National Limited-Term Tax-Free Fund since 2005

Mr. McAllister joined Wells Capital Management as a Portfolio Manager in 2005. Prior to joining Wells Capital Management he was a municipal fund portfolio manager with SCM since May 2002. Prior to joining SCM, Mr. McAllister was a portfolio manager at AAL Capital Management Corporation from November 1995 to April 2002. From May 1994 to October 1995, he was a portfolio manager for Duff & Phelps Investment Management Company. Mr. McAllister received his B.A. degree in Finance from Northern Illinois University.

Thomas Stoeckmann

Wisconsin Tax-Free Fund since 2005

Mr. Stoeckmann joined Wells Capital Management with the acquisition of SCM in January 2005 as a senior research analyst on the Municipal Fixed Income Team, specializing in transportation, education and project finance. He joined SCM in March 1993 and began as a municipal research analyst in February 1996. Mr. Stoeckmann earned his B.A. degree in financial management from Bob Jones University and his M.B.A. in business administration-finance degree from Marquette University.

Adrian Van Poppel

Minnesota Tax-Free Fund since 2005

Mr. Van Poppel manages tax-free mutual funds, as well as separate accounts in Minnesota, Arizona and California. He joined Wells Capital Management in 1997 and was responsible for trading cash positions of repurchase agreements and sweep for all mutual funds. He has been with the firm and its parent company since he began his investment career in 1996. He earned a bachelor’s degree in Business Administration and Economics from Saint Mary’s College in Moraga, California. He is a member of the California Society of Municipal Analysts and the Municipal Bond Club of San Francisco.

88	Municipal Income Funds Prospectus

Glossary

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your Investment Professional.

Asset-Backed Securities

Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Average Effective Maturity

The average maturity for the debt securities in a portfolio, which takes into consideration the possibility that the issuer may call the security before its maturity date.

Below Investment-Grade

Securities rated BB or lower by S&P or Ba or lower by Moody’s Investor Services, or that may be unrated securities or securities considered to be “high risk.”

Business Day

Any day the New York Stock Exchange is open is a business day for the Funds.

Current Income

Earnings in the form of dividends or interest as opposed to capital growth.

Debt Securities

Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the rights to receive interest and principal repayment have been sold separately.

Derivatives

Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions

Distributions of net investment income, realized net capital gains and/or returns of capital made by a Fund to its shareholders.

Diversified

A diversified fund, as defined under the 1940 Act, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Funds’ total assets. Non-diversified funds are not required to comply with these investment policies.

Dollar-Weighted Average Maturity

The average maturity for the debt securities in a portfolio on a dollar-for-dollar basis.

Duration

A measure of a security’s or portfolio’s sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

Electronic Funds Transfer

A process used to transfer funds electronically, rather than by check. Also called Automated Clearing House (ACH).

FDIC

The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits, such as savings accounts and CDs. Mutual funds are not FDIC insured.

Municipal Income Funds Prospectus	89

Glossary

Illiquid Security

A security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value determined by the Fund.

Institution

Institutional investors acting for themselves or on behalf of their customers in a fiduciary, advisory, agency, custodial or similar capacity. Institutional investors include, but are not limited to, banks, pension funds, insurance companies, foundations, trusts, etc., and broker-dealers and registered investment advisers that have an agreement with the distributor to offer a Fund’s shares through a particular investment product, program or account for which such broker-dealer or adviser may charge a fee.

Investment-Grade Securities

A type of bond rated in the top four investment categories by a nationally recognized statistical ratings organization. Generally these are bonds whose issuers are considered to have a strong ability to pay interest and repay principal, although some investment-grade bonds may have some speculative characteristics.

Liquidity

The ability to readily sell a security at a fair price.

Medallion Guarantee

A guarantee given by a financial institution that has verified the identity of the maker of the signature. The guarantee may be executed by an “eligible” guarantor. Eligible guarantors include Commercial Banks, Trust Companies, Savings Associations and Credit Unions, as defined by the Federal Deposit Insurance Act, and registered Broker-Dealers. The institution must provide a verifiable Stamp 2000 Medallion prior to submitting your signature. A guarantee from a Notary Public is not acceptable.

Money Market Instruments

High quality, short-term instruments meeting the requirements of Rule 2a-7 of the 1940 Act, such as bankers’ acceptances, commercial paper, repurchase agreements, and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Mortgage-Backed Securities

Securities that represent an ownership interest in mortgage loans made by financial institutions to finance a borrower’s real estate purchase. These loans are packaged by issuers for sale to investors. As the underlying mortgage loans are paid by the borrowers, the investors receive payments of interest and principal.

Municipal Securities

Debt obligations of a state or local government entity. The funds may support general governmental needs or special projects. Virtually all municipal securities are exempt from federal income taxes and most are exempt from state and local income taxes, at least in the state of issue.

Nationally Recognized Statistical Ratings Organization (“NRSRO”)

A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.

Net Asset Value (“NAV”)

The value of a single fund share. It is determined by adding together all of a fund’s assets, subtracting accrued expenses and other liabilities, then dividing by the total number of outstanding shares.

90	Municipal Income Funds Prospectus

Portfolio Turnover Rate, Turnover Ratio

The percentage of securities held in a Fund’s portfolio, other than short-term securities, that were bought or sold within a year.

Public Offering Price (“POP”)

The NAV with the sales load added.

Repurchase Agreement

An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent

A person who has an agreement with the Funds’ distributors allowing the agent to sell a fund’s shares.

Shareholder Servicing Agent

Anyone appointed by the fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Statement of Additional Information

A document that supplements the disclosure made in the Prospectus.

Taxpayer Identification Number

Usually the Social Security Number for an individual or the Employer Identification Number for a corporation.

Total Return

The annual return on an investment, including capital appreciation and distributions. Total return calculations assume reinvestment of all distributions, reflect fee waivers and exclude sales loads.

U.S. Government Agency Securities

A security issued by a U.S. government-sponsored agency or instrumentality. Such securities are not backed by the full faith and credit of the U.S. Government. However, some U.S. Government agency securities are supported by the right of the issuer to borrow from the U.S. Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations, and others are supported only be the credit of the sponsoring agency or instrumentality. Some prominent issuers of agency securities are Federal Home Loan Mortgage Association 9FNMA of Fannie Mae), Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac), Federal Home Loan Banks (FHLB) and Student Loan Marketing Association (SLMA or Sallie Mae).

U.S. Government Obligations

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Municipal Income Funds Prospectus	91

Please find Wells Fargo Advantage Funds’ Privacy Policy inside this back cover.

WELLS FARGO ADVANTAGE FUNDS

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com Retail Investment Professionals: 888-877-9275 Institutional Investment Professionals: 866-765-0778 Web site: www.wellsfargo.com/advantagefunds

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE: Call: 1-800-222-8222, or visit our Web site at www.wellsfargo.com/advantagefunds

Write to:

WelIs Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266; or

Visit the SEC’s Web site at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:

SEC Public Reference Room

Washington, DC 20549-0102; or

by electronic request at publicinfo@sec.gov

Call: 1-800-SEC-0330 or 1-202-942-8090 for details

ADDITIONAL SERVICES QUESTIONS CAN BE ANSWERED BY CALLING YOUR INVESTMENT PROFESSIONAL

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

Printed on Recycled paper

© 2005 Wells Fargo Funds Management, LLC. All right reserved.

www.wellsfargo.com/advantagefunds

RT53104 11-05

115MIR/P1101 (11/05)

1CA Reg. No. 811-09253

WELLS FARGO

ADVANTAGE FUNDS

NOVEMBER 1, 2005

Prospectus

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS – INSTITUTIONAL CLASS

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund’s goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (“SEC”), nor has SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligation of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. (“Wells Fargo Bank”) or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

9/30/05

Table of Contents	Municipal Income Funds

Please find Wells Fargo Advantage Funds’ Privacy Policy inside the back cover of this Prospectus.

Ultra Short-Term Municipal Income Fund Overview

See the Fund description in this Prospectus for further details.

Italicized and colored words appear that way only to denote their inclusion in the Glossary section of this Prospectus.

FUND (TICKER)	OBJECTIVE

Ultra Short-Term Municipal Income Fund (SMAIX)	Seeks current income exempt from federal income tax consistent with capital preservation.

4	Ultra Short-Term Municipal Income Fund Prospectus

PRINCIPAL STRATEGIES

We invest principally in municipal securities. The Fund’s average effective maturity is typically 1 year or less.

Ultra Short-Term Municipal Income Fund Prospectus	5

Summary of Important Risks

This section summarizes important risks that relate to an investment in the Fund. All are important to your investment choice. Additional information about these and other risks is included in:

•	the individual Fund descriptions on page 12;

•	the “Additional Strategies and General Investment Risks” section beginning on page 14; and

•	the Fund’s Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a Fund.

Debt Securities

The Fund invests in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of instruments in a Fund’s portfolio. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt instruments held in the Fund, unless the instrument has adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

High Yield Securities

The Fund invests in debt securities that are in low or below investment-grade categories, or are unrated or in default at the time of purchase (sometimes referred to as “junk bonds” or high yield securities). Such securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and may be more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated or unrated debt securities may be less liquid and more difficult to value than higher-rated securities.

Municipal Securities

The Fund invests in municipal securities that rely on the creditworthiness or revenue production of their issuers or ancillary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio’s yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, the Fund may own different obligations that pay interest based on the revenue of similar projects.

Although the Fund strives to invest in municipal securities and other securities with interest that is exempt from federal income taxes, including the federal alternative minimum tax (“AMT”), some income earned by Fund investments may be subject to such taxes.

The Fund takes advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. Capital gains, whether declared by the Fund or realized by the shareholder through the selling of Fund shares, are generally taxable.

U.S. Government Agency Securities

A security issued by a U.S. government-sponsored agency or instrumentality. Such securities are not backed by the full faith and credit of the U.S. Government. However, some U.S. Government agency securities are supported by the right of the issuer to borrow from the U.S. Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations, and others are supported only be the credit of the sponsoring agency or instrumentality. Some prominent issuers of agency securities are Federal Home Loan Mortgage Association (FNMA of Fannie Mae), Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac), Federal Home Loan Banks (FHLB) and Student Loan Marketing Association (SLMA or Sallie Mae).

6	Ultra Short-Term Municipal Income Fund Prospectus

Performance History

The following information shows you how the Fund has performed and illustrates the variability of the Fund’s returns over time. The Fund’s average annual returns for one-, five- and ten-year periods (or for the life of the Fund, as applicable) are compared to the performance of an appropriate broad-based index.

Please remember that past performance before and after taxes is no guarantee of future results.

The Wells Fargo Advantage Ultra Short-Term Municipal Income Fund was organized as the successor fund to the Strong Ultra Short-Term Municipal Income Fund. The predecessor Strong Fund was reorganized into the Wells Fargo Advantage FundsSM effective at the close of business on April 8, 2005. The historical performance and financial highlight information shown below and throughout this Prospectus for the Wells Fargo Advantage Ultra Short-Term Municipal Income Fund reflects the performance of the predecessor fund.

Ultra Short-Term Municipal Income Fund Institutional Class Calendar Year* Returns1

Best Qtr.:	Q3 ‘96 • 1.67%	Worst Qtr.:	Q1 ‘04 • (0.14)%

*	The Fund’s year-to-date performance through September 30, 2005 was 2.04%.

Ultra Short-Term Municipal Income Fund Prospectus	7

Performance History

The table below provides average annual total return information, both before- and after-taxes, for the Fund’s Institutional Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. And after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts (“IRAs”).

Average annual total returns for the period ended 12/31/04	1 year	5 years	Life of Fund
Institutional Class Returns Before Taxes (Incept. 07/31/00)[1]	0.88%	2.81%	3.57%
Institutional Class Returns After Taxes on Distributions	0.88%	2.81%	3.57%
Institutional Class Returns After Taxes on Distributions and Sale of Fund Shares	1.46%	2.93%	3.64%
LB 1-Year Muni Index[2] (reflects no deduction for expenses or taxes)	1.06%	3.53%	3.82%
[1]	Performance shown reflects the performance of the Institutional Class shares of the predecessor Strong Ultra Short-Term Municipal Income Fund. Performance shown for periods prior to the inception of this Class reflects the performance of the Investor Class shares of the predecessor fund which incepted on 11/30/95.
[2]	Lehman Brothers 1-Year Municipal Bond Index.

8	Ultra Short-Term Municipal Income Fund Prospectus

Ultra Short-Term Municipal Income Fund

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

SHAREHOLDER FEES
Ultra Short-Term Municipal Income Fund
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of the Net Asset Value (“NAV”) at purchase)	None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
Ultra Short-Term Municipal Income Fund
Management Fees[1]	0.39%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.17%

TOTAL ANNUAL FUND OPERATING EXPENSES	0.56%
Fee Waivers	0.19%

NET EXPENSES[3]	0.37%
[1]	The Fund’s investment adviser has implemented a breakpoint schedule for the Fund’s management fees. The management fees charged to the Fund will decline as a Fund’s assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.40% for assets from $0 to $499 million; 0.35% for assets from $500 million to $999 million; 0.30% for assets from $1 billion to $2.99 billion; 0.275% for assets from $3 billion to $4.99 billion; and 0.25% for assets $5 billion and higher.
[2]	Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses. Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
[3]	The adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with the approval of the Board of Trustees.

Ultra Short-Term Municipal Income Fund Prospectus	9

Ultra Short-Term Municipal Income Fund	Summary of Expenses

EXAMPLE OF EXPENSES

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes a fixed rate of return, the reinvestment of all dividends and distributions, and that fund operating expenses remain the same. The fee waivers shown in the table of Annual Fund Operating Expenses are not reflected in the 3, 5 and 10 year examples. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

Ultra Short-Term Municipal Income Fund
1 YEAR	$ 38
3 YEARS	$160
5 YEARS	$294
10 YEARS	$683

10	Ultra Short-Term Municipal Income Fund Prospectus

Key Information

In this Prospectus, “we” generally refers to Wells Fargo Funds Trust (the “Trust”), or Wells Fargo Funds Management, LLC (“Funds Management”), the Fund’s investment adviser. “We” may also refer to the Fund’s other service providers. “You” refers to the shareholder or potential investor.

Important information you should look for as you decide to invest in the Fund:

The summary information on the previous pages is designed to provide you with an overview of the Fund. The sections that follow provide more detailed information about the investments and management of the Fund.

Investment Objective and Investment Strategies

The investment objective of the Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

•	what the Fund is trying to achieve; and

•	how we intend to invest your money.

Permitted Investments

Provides a summary of the Fund’s key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of “the Fund’s assets” are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of the Fund concerning “80% of the Fund’s assets” may only be changed with shareholder approval.

Important Risk Factors

Describes the key risk factors for the Fund, and includes risks described in the “Summary of Important Risks” and “Additional Strategies and General Investment Risks” sections.

Italicized and colored words appear that way only to denote their inclusion in the Glossary section of this Prospectus.

Ultra Short-Term Municipal Income Fund Prospectus	11

Ultra Short-Term Municipal Income Fund

Portfolio Managers:    Wendy Casetta and Lyle J. Fitterer, CFA, CPA

Investment Objective

The Ultra Short-Term Municipal Income Fund seeks current income exempt from federal income tax consistent with capital preservation.

Investment Strategies

We invest in a portfolio of short-term municipal securities. We invest principally in municipal securities that pay interest exempt from federal income tax. We conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions and specific demographic trends. Under normal circumstances, we expect the Fund’s average effective maturity to be 1 year or less.

Permitted Investments

Under normal circumstances, we invest:

•	at least 80% of the Fund’s assets in municipal securities that pay interest exempt from federal income tax, but not necessarily the federal AMT;

•	up to 20% of the Fund’s assets in securities that pay interest subject to federal income tax, such as U.S. Government obligations, bank and corporate securities, and other short-term debt securities; and

•	up to 10% of total assets in below investment-grade municipal securities, including unrated securities which we classify as below investment-grade quality.

We may invest any amount of our total assets in securities, including municipal securities, that may produce income subject to the federal AMT.

As part of our below investment-grade municipal securities investment strategy, we will generally invest in securities that are rated at least “BB” by S&P or “Ba” by Moody’s, or that are unrated but deemed by us to be of comparable quality.

Important Risk Factors

The Fund is primarily subject to the risks described in the “Summary of Important Risks” section starting on page 6.

We invest in municipal securities that are in low or below investment-grade categories, or are unrated. These securities are “high risk” securities and are sometimes referred to as “junk bonds.” Such municipal securities have a much greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower rated or unrated debt securities may be less liquid and more difficult to value than higher-rated securities. In addition, our active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains, which are taxable to you as non-exempt ordinary income when distributed by the Fund.

You should consider these risks along with the “Additional Strategies and General Investment Risks” section beginning on page 14. These considerations are all important to your investment choice.

12	Ultra Short-Term Municipal Income Fund Prospectus

Ultra Short-Term Municipal Income Fund Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG audited this information for the period ended June 30, 2005 and PricewaterhouseCoopers LLP audited this information for all prior periods. Their reports and the Fund’s financial statements, are also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	INSTITUTIONAL CLASS SHARES—COMMENCED ON JULY 31, 2000

For the period ended:	June 30, 2005[3]	October 31, 2004	October 31, 2003	October 31, 2002	October 31, 2001	October 31, 2000
Net asset value, beginning of period	$4.83	$4.87	$4.87	$4.94	$4.95	$4.95
Income from investment operations:
Net investment income (loss)	0.09	0.12	0.13	0.17	0.22	0.06
Net realized and unrealized gain (loss) on investments	(0.06)	(0.04)	0.01	(0.07)	(0.01)	0.00
Total income from investment operations	0.03	0.08	0.14	0.10	0.21	0.06
Less distributions:
Distributions from net investment income	(0.09)	(0.12)	(0.14)	(0.17)	(0.22)	(0.06)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00	0.00
Total distributions	(0.09)	(0.12)	(0.14)	(0.17)	(0.22)	(0.06)
Net asset value, end of period	$4.77	$4.83	$4.87	$4.87	$4.94	$4.95
Total return[1]	0.67%	1.65%	2.94%	2.13%	4.36%	1.26%
Ratios/supplemental data:
Net assets, end of period (000s)	$144,860	$289,641	$577,522	$360,355	$425,300	$421,613
Ratios to average net assets[2]:
Ratio of expenses to average net assets	0.41%	0.38%	0.37%	0.36%	0.34%	0.30%
Ratio of net investment income (loss) to average net assets	2.86%	2.45%	2.69%	3.45%	4.46%	4.98%
Portfolio turnover rate[4]	47%	72%	128%	76%	71%	37%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses (annualized)[2,5]	0.47%	0.40%	0.37%	0.36%	0.34%	0.31%
[1]	Total returns would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[2]	Ratios shown for periods of less than one year are annualized.
[3]	The Fund changed its fiscal year-end from October 31 to June 30.
[4]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
[5]	During certain periods, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

Ultra Short-Term Municipal Income Fund Prospectus	13

Additional Strategies and General Investment Risks

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for the Fund remains within the parameters of its objective and strategies.

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Advantage Ultra Short-Term Municipal Income Fund. Certain common risks are identified in the “Summary of Important Risks” section on page 6. Other risks of mutual fund investing include the following:

•	Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

•	We cannot guarantee that the Fund will meet its investment objective.

•	The Fund employs an active trading investment strategy that results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains, which are taxable to you as non-exempt ordinary income when distributed by the Fund.

•	We do not guarantee the performance of the Fund, nor can we assure you that the market value of your investment will not decline. We will not “make good” on any investment loss you may suffer, nor can anyone we contract with to provide services, such as investment advisers, offer or promise to make good on any such losses.

•	Share prices—and therefore the value of your investment will—increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

•	An investment in a single Fund, by itself, does not constitute a complete investment plan.

•	The Fund may continue to hold debt instruments that cease to be rated by a Nationally Recognized Statistical Ratings Organization (“NRSRO”) or whose ratings fall below the levels generally permitted for such Fund. Unrated or below investment-grade securities may be more susceptible to credit and interest rate risks than investment grade securities.

•	The Fund may invest in various derivative instruments. The term “derivatives” covers a broad range of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

•	We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, a Fund may not achieve its objective.

14	Ultra Short-Term Municipal Income Fund Prospectus

What follows is a general list of the types of risks (some of which have been previously described) that may apply to the Fund and a table showing some of the additional investment practices that the Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk—The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk—The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Interest Rate Risk—The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk—The risk that a practice, such as lending portfolio securities or engaging in forward commitment or when-issued transactions, may increase the Fund’s exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk—The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk—The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

Prepayment/Extension Risk—The risk that prepayment rates on mortgage loans or other receivables will be higher or lower than expected, which can alter the duration of a mortgage-backed security, increase interest rate risk and reduce rates of return.

Regulatory Risk—The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

In addition to the general risks discussed above and under “Summary of Important Risks”, you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the “Important Risk Factors” in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to the Fund.

Ultra Short-Term Municipal Income Fund Prospectus	15

Additional Strategies and General Investment Risks

Investment Practice/Risk

The following table lists certain regular investment practices of the Fund, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each investment practice. See the Statement of Additional Information for more information on these practices.

INVESTMENT PRACTICE	PRINCIPAL RISK(S)
Borrowing Policies The ability to borrow money for temporary purposes (e.g. to meet shareholder redemptions).	Leverage Risk
Floating and Variable Rate Debt Instruments with interest rates that are adjusted either on a schedule or when an index or benchmark changes.	Interest Rate and Credit Risk
Forward Commitment, When-Issued and Delayed Delivery Transactions Securities bought or sold for delivery at a later date or bought or sold for a fixed price at a fixed date.	Interest Rate, Leverage and Credit Risk

High Yield Securities

Debt securities of lower quality that produce generally
higher rates of return. These securities, sometimes referred to as “junk bonds,” tend to be more sensitive to economic
conditions, more volatile and less liquid and are subject
to greater risk of default.

Interest Rate and Credit Risk

Illiquid Securities

A security which may not be sold or disposed of in the
ordinary course of business within seven days of approximately the value determined for it by the Fund. Limited to 15%
of net assets.

Liquidity Risk

Loans of Portfolio Securities

The practice of loaning securities to brokers, dealers and
financial institutions to increase returns on those
securities. Loans may be made up to 1940 Act limits
(currently one third of total assets, including the
value of collateral received).

Credit, Counter-Party and Leverage Risk

Mortgage- and Asset-Backed Securities

Securities consisting of undivided fractional interests in
pools of consumer loans, such as mortgage loans, car loans,
credit card debt, or receivables held in trust.

Interest Rate, Credit and Prepayment/Extension Risk

16	Ultra Short-Term Municipal Income Fund Prospectus

INVESTMENT PRACTICE	PRINCIPAL RISK(S)

Other Mutual Funds

Investments by the Fund in shares of other mutual funds, which may cause Fund shareholders to bear a pro rata portion of the other fund’s expenses, in addition to the expenses paid by the Fund.

Market Risk
Private Activity Bonds Bonds that pay interest subject to the federal alternative minimum tax. Limited to 20% of net assets.	Interest Rate and Credit Risk
Repurchase Agreements A transaction in which the seller of a security agrees to buy back the security at an agreed upon time and price, usually with interest.	Credit and Counter- Party Risk

Ultra Short-Term Municipal Income Fund Prospectus	17

Organization and Management of the Fund

A number of different entities provide services to the Fund. This section shows how the Fund are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Fund.

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (the “Board”) supervises the Fund’s activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board supervises the Fund’s activities and approves the selection of various companies hired to manage the Fund’s operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

BOARD OF TRUSTEES
Supervises the Fund’s activities

Ú

INVESTMENT ADVISER	CUSTODIAN
Wells Fargo Funds Management, LLC 525 Market Street San Francisco, CA Manages the Fund’s investment activities	Wells Fargo Bank, N.A. 6th & Marquette Minneapolis, MN Provides safekeeping for the Fund’s assets

Ú

INVESTMENT SUB-ADVISER
Wells Capital Management Incorporated 525 Market Street San Francisco, CA Responsible for day-to-day portfolio management

Ú

ADMINISTRATOR	TRANSFER AGENT
Wells Fargo Funds Management, LLC 525 Market Street San Francisco, CA Manages the Funds’ business activities	Boston Financial Data Services, Inc. Two Heritage Drive Quincy, MA Maintains records of shares and supervises the payment of dividends

Ú

FINANCIAL SERVICES FIRMS AND SELLING AGENTS
Advise current and prospective shareholders on Fund investments

Ú

SHAREHOLDERS

18	Ultra Short-Term Municipal Income Fund Prospectus

The Investment Adviser

Funds Management serves as the investment adviser for the Fund. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to succeed the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Fund’s adviser is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser, who is responsible for the day-to-day portfolio management of the Fund. For providing these services, Funds Management is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under “Management Fees” in the front of this Prospectus. A discussion regarding the basis for the Board of Trustees approving the investment advisory and sub-advisory agreements of the Fund is available in the Fund’s annual report for the fiscal year ended June 30, 2005. As of June 30, 2005, Funds Management managed over $102 billion in mutual fund assets.

Dormant Multi-Manager Structure

The Board has adopted a dormant “multi-manager” structure for the Fund. Under this structure, the Fund and Funds Management would engage one or more sub-advisers to make day-to-day investment decisions for the Fund’s assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (i) change, add or terminate one or more sub-advisers; (ii) continue to retain a sub-adviser even though the sub-adviser’s ownership or corporate structure has changed; or (iii) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires the Fund to obtain shareholder approval of most of these types of recommendations, even if the Board approves the proposed action. Under the dormant “multi-manager” structure approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board’s oversight and approval) to make decisions about the Fund’s sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law.

The Sub-Adviser

Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, is the sub-adviser for the Fund. In this capacity, it is responsible for the day-to-day investment management activities of the Fund. Wells Capital Management provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies and high net-worth individuals. As of June 30, 2005, Wells Capital Management managed assets aggregating in excess of $161 billion.

Wells Capital Management is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser.

The Administrator

Funds Management provides the Fund with administrative services, including general supervision of the Fund’s operation, coordination of the other services provided to the Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust’s Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct the Fund’s business.

The Transfer Agent

Boston Financial Data Services, Inc., (“BFDS”) provides transfer agency and distribution disbursing services to the Fund.

Ultra Short-Term Municipal Income Fund Prospectus	19

Your Account

This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares

•	As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form by the transfer agent. The price of Fund shares is based on the Fund’s NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

•	The Fund’s investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (“closing price”); and if there is no sale, based on latest quoted bid prices. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before the Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security’s market price is still reliable and, if not, what fair value to assign to the security. With respect to any portion of the Fund’s assets that are invested in other mutual funds, the Fund’s NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for further disclosure.

•	We determine the NAV of the Fund’s shares each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”) which is usually 4:00 p.m. (ET). We determine the NAV by subtracting the Fund class’ liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. The Fund’s total assets are generally valued at current market prices. See the Statement of Additional Information for further disclosure.

•	We process requests to buy or sell shares of the Fund each business day as of the close of regular trading on the NYSE, which is usually 4:00 p.m. (ET). If the NYSE closes early, the Fund will close early and will value its shares at such earlier times under these circumstances. Requests the transfer agent receives in proper form before this time are processed the same day. Requests the transfer agent receives after the cutoff time are processed the next business day.

•	The Fund is open for business on each day the NYSE is open for business. NYSE holidays generally include New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

20	Ultra Short-Term Municipal Income Fund Prospectus

How to Buy Shares

Typically, Institutional Class shares are bought and held on your behalf by the Institution through which you are investing. Investors interested in purchasing Institutional Class shares of the Fund should contact an account representative at their Institution and should understand the following:

•	Share purchases are made through a Customer Account at an Institution in accordance with the terms of the Customer Account involved;

•	Institutions are usually the holders of record for Institutional Class shares held through Customer Accounts and maintain records reflecting their customers’ beneficial ownership of the shares;

•	Institutions are responsible for transmitting their customers’ purchase and redemption orders to the Fund and for delivering required payment on a timely basis;

•	Institutions are responsible for delivering shareholder communications and voting information from the Fund, and for transmitting shareholder voting instructions to the Fund; and

•	Institutions may require different minimum investment amounts. Please consult an account representative from your Institution for specifics.

•	You begin to earn dividends on the business day after the transfer agent receives your purchase in proper form.

•	All purchases must be made in U.S. dollars and all checks must be drawn on U.S. banks.

•	The Fund reserves the right to refuse or cancel a purchase or exchange order in cases where the acceptance of the order would, in the Fund’s determination, adversely impact the normal management or operations of the Fund.

•	The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The following investors are eligible to purchase Institutional Class shares:

•	Employee benefit plan programs that have at least $100 million in plan assets;

•	Broker-dealer managed account or wrap programs that charge an asset based fee, have program assets of at least $100 million and trade via omnibus accounts;

•	Registered investment adviser account programs that charge an asset based fee, have program assets of at least $100 million and trade via omnibus accounts;

•	Internal Revenue Code Section 529 plans;

•	Fund of Funds advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage Life Stage PortfoliosSM);

•	Investment Management and Trust Departments of Wells Fargo purchasing shares on behalf of their clients;

•	Institutions who invest a minimum initial amount of $5 million in a Fund; and

•	Under certain circumstances and for certain groups as detailed in the Funds’ Statement of Additional Information.

In addition to payments made by the Fund for distribution and shareholder servicing, the Adviser, the Fund’s distributor or their affiliates, may pay out of their own assets, and at no cost to the Fund, significant amounts to selling or shareholder servicing agents in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders.

In return for these payments, the Fund may receive certain marketing or servicing advantages including, without limitation, inclusion of the Fund on a selling agent’s “preferred list”; providing

Ultra Short-Term Municipal Income Fund Prospectus	21

Your Account

“shelf space” for the placement of the Fund on a list of mutual funds offered as investment options to its clients; granting access to a selling agent’s registered representatives; providing assistance in training and educating the selling agent’s registered representatives and furnishing marketing support and other related services. Additionally, the Fund and its shareholders may receive certain services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the type of services that might typically be provided by a Fund’s transfer agent (e.g., the maintenance of omnibus or omnibus—like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

Payments made by the Fund’s Adviser, distributor or their affiliates, for the advantages and services described above, may be fixed dollar amounts, may be based on a percentage of sales and/or assets under management or a combination of the above, and may be up-front or ongoing payments or both. Such payments may be based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of the value of shares sold to, or held by, customers of the selling or shareholder servicing agent, and may differ among selling and shareholder servicing agents.

In addition, representatives of the Fund’s distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits and any arrangement, such as sponsoring various contests and promotions to encourage the sale of Fund shares, may be paid for by the Adviser, the Fund’s distributor or its affiliates, subject to applicable NASD regulations.

22	Ultra Short-Term Municipal Income Fund Prospectus

How to Sell Shares

Institutional Class shares must be redeemed in accordance with the account agreement governing your Customer Account at the Institution. Please read the Customer Account agreement with your Institution for rules governing selling shares.

GENERAL NOTES FOR SELLING SHARES

•	We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff time are processed on the same business day.

•	Your shares earn dividends through the date of redemption. If you redeem shares on a Friday or prior to a holiday, shares will continue to earn dividends until the next business day.

•	Redemption proceeds are usually wired to the redeeming Institution the following business day.

•	We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or through Electronic Funds Transfer have been collected. Payments may be held up to 7 days for check redemptions and for Electronic Funds Transfers. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

•	Generally, we pay redemption requests in cash, unless it is determined that the redemption would be to the detriment of the Fund and/or its shareholders. In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

•	If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

Ultra Short-Term Municipal Income Fund Prospectus	23

Exchanges

Exchanges between Wells Fargo Advantage FundsSM involves two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

•	In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment.

•	You should carefully read the prospectus for the Fund into which you wish to exchange.

•	Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

•	If you are making an initial investment in a Fund through an exchange, you must exchange at least the minimum first purchase amount for the new Fund, unless your balance has fallen below that amount due to market conditions.

Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

Frequent Purchases and Redemptions of Fund Shares

Excessive trading by Fund shareholders can negatively impact the Fund and its long-term shareholders in several ways, including by disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact the Fund’s long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing the additional risk of the negative effects of excessive trading.

The Fund actively discourages and takes steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Fund’s policy and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to the Fund by increasing expenses or lowering returns. In this regard, the Fund takes steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Specifically, Funds Management monitors available shareholder trading information across all Funds on a daily basis and may temporarily suspend or permanently terminate purchase or exchange privileges of investors who complete more than two exchanges within a three-month period or seem to be following a timing pattern. In determining whether to suspend or terminate purchase or exchange privileges for such investors, Funds Management will consider the extent to which such trading activity is likely to be disruptive to the Fund. The extent to which trading activity may be disruptive depends on a number of factors including, but not limited to, the number of trades, the size of the trades relative to the size of the Fund and the type of Fund involved. If Funds Management determines that an account has engaged in timing activities in contravention of the Funds’ policies, the account is prevented from purchasing additional shares or making further exchanges. Once the account has redeemed all of its shares, the account is closed.

Funds Management’s ability to monitor trades that are placed by individual shareholders of omnibus accounts, which are accounts maintained by financial intermediaries on behalf of multiple beneficial shareholders, is severely limited because Funds Management does not have access to the

24	Ultra Short-Term Municipal Income Fund Prospectus

underlying shareholder account information. However, Funds Management monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in market timing and to restrict excessive trading. There may be legal and technological limitations on the ability of financial intermediaries to restrict the trading practices of their clients, and they may follow policies that are different from the Fund’s policy. As a result, Funds Management’s ability to monitor and discourage excessive trading practices in omnibus accounts may be limited.

Ultra Short-Term Municipal Income Fund Prospectus	25

Other Information

Income and Gain Distributions

The Fund makes distributions of any net investment income monthly and any realized net capital gains distributions at least annually. Contact your Institution for distribution options.

Remember, distributions have the effect of reducing NAV per share by the amount distributed.

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to the Fund’s shareholders substantially all of the Fund’s net investment income and realized net capital gains, if any. It is intended that distributions from the Fund’s net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT. Distributions from the Fund’s ordinary income from other sources and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from the Fund’s net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders generally will not be able to deduct any distributions when determining their taxable income.

An individual’s net long-term capital gain is subject to a reduced maximum 15% rate of tax. The Fund’s long-term capital gain distributed to individual shareholders, if any, generally will qualify for the reduced rate of tax if attributable to the Fund’s sales and exchanges. Absent further legislation, this reduced rate of tax will expire after December 31, 2008.

Distributions from the Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of the Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities, and realizes and distributes the gain. The Fund has built up, or has the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

26	Ultra Short-Term Municipal Income Fund Prospectus

Advance Notice of Large Transactions

We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage the Fund most effectively. When you give us this advance notice, you must provide us with your name and account number.

Householding

To help keep fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Service at 1-800-222-8222 or contact your customer account representative.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to disclosure of its portfolio holdings is available in the Funds’ Statement of Additional Information and on the Fund’s website at www.wellsfargo.com/advantagefunds.

Transaction Authorizations

The Fund generally requires Institutions to transact through a registered clearing agency, such as the National Securities Clearing Corporation (NSCC). Clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. We use reasonable procedures to confirm that transactions through a clearing agency are genuine; we will not be liable for any losses incurred if we follow instructions we reasonably believe to be genuine. Contact us or your Institution immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account.

USA PATRIOT Act

In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number) and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your true identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, the Fund reserves the right to redeem your account at the current day’s NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Ultra Short-Term Municipal Income Fund Prospectus	27

Portfolio Managers

The Statement of Additional Information provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of securities in the Funds.

Wendy Casetta

Ultra Short-Term Municipal Income Fund since 2005

Ms. Casetta joined Wells Capital Management January 2005 with the acquisition of Strong Capital Management, Inc. (“SCM”) where she was a senior research analyst and portfolio manager for the Municipal Credit Research Team. Prior to that, from August of 1994 to May of 1998, she was a fixed income trader and investment associate at Barnett Capital Advisors. She began her career as an investment industry professional as a registered representative at Nicholas Company in 1993. Ms. Casetta earned her B.A. degree in finance from University of Wisconsin–Oshkosh and her M.B.A degree in business administration from the University of North Florida.

Lyle J. Fitterer, CFA, CPA

Ultra Short-Term Municipal Income Fund and its predecessor since 2000

Mr. Fitterer joined Wells Capital Management as a Portfolio Manager in 2005 where he is Managing Director and head of the Fixed Income Team and Senior Portfolio Manager for Customized Fixed Income. Prior to joining Wells Capital Management he was with SCM since 1989 where he served as Director of Customized Fixed Income since 2000. He served first as a mutual fund accountant and later as an analyst and trader in the fixed income department, specializing in mortgage and asset-backed securities. He has also traded equity and derivative securities for SCM’s hedge funds and equity mutual funds and was a portfolio manager from January 1996 to November 1998 and returned to portfolio management in March 2000. He joined Strong Institutional Client Services as Managing Director in November 1998, where he was responsible for overseeing the institutional and intermediary sales organization. He received his B.S. degree in Accounting from the University of North Dakota.

28	Ultra Short-Term Municipal Income Fund Prospectus

Glossary

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

Asset-Backed Securities

Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Average Effective Maturity

The average maturity for the debt securities in a portfolio, which takes into consideration the possibility that the issuer may call the security before its maturity date.

Below Investment-Grade

Securities rated BB or lower by S&P or Ba or lower by Moody’s Investor Services, or that may be unrated securities or securities considered to be “high risk.”

Business Day

Any day the New York Stock Exchange is open is a business day for the Fund.

Current Income

Earnings in the form of dividends or interest as opposed to capital growth.

Debt Securities

Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment has been sold separately.

Derivatives

Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions

Distributions of net investment income, realized net capital gains and/or returns of capital made by the Fund to its shareholders.

Duration

A measure of a security’s or portfolio’s sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

Electronic Funds Transfer

A process used to transfer funds electronically, rather than by check. Also called Automated Clearing House (ACH).

FDIC

The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

Illiquid Security

A security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value determined by the Fund.

Institution

Institutional investors acting for themselves or on behalf of their customers in a fiduciary, advisory, agency, custodial or similar capacity. Institutional investors include, but are not limited to, banks, pension funds, insurance companies, foundations, trusts, etc., and broker-dealers and registered investment advisers

Ultra Short-Term Municipal Income Fund Prospectus	29

Glossary

that have an agreement with the distributor to offer the Fund’s shares through a particular investment product, program or account for which such broker-dealer or adviser may charge a fee.

Investment-Grade Securities

A type of bond rated in the top four investment categories by a nationally recognized statistical rating organization. Generally these are bonds whose issuers are considered to have a strong ability to pay interest and repay principal, although some investment-grade bonds may have some speculative characteristics.

Liquidity

The ability to readily sell a security at a fair price.

Money Market Instruments

High-quality, short-term instruments meeting the requirements of Rule 2a-7 of the 1940 Act, such as bankers’ acceptances, commercial paper, repurchase agreements, and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Moody’s

A nationally recognized statistical ratings organization.

Mortgage-Backed Securities

Securities that represent an ownership interest in mortgage loans made by financial institutions to finance a borrower’s real estate purchase. These loans are packaged by issuers for sale to investors. As the underlying mortgage loans are paid by the borrowers, the investors receive payments of interest and principal.

Municipal Securities

Debt obligations of a state or local government entity. The funds may support general governmental needs or special projects. Virtually all municipal securities are exempt from federal income taxes and most are exempt from state and local income taxes, at least in the state of issue.

Nationally Recognized Statistical Ratings Organization (“NRSRO”)

A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.

Net Asset Value (“NAV”)

The value of a single fund share. It is determined by adding together all of a fund’s assets, subtracting accrued expenses and other liabilities, then dividing by the total number of outstanding shares.

Portfolio Turnover Rate, Turnover Ratio

The percentage of securities held in a Fund’s portfolio, other than short-term securities, that were bought or sold within a year.

Repurchase Agreement

An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

S&P

Standard and Poor’s, a nationally recognized statistical ratings organization. S&P also publishes various indexes or lists of companies representative of sectors of the U.S. economy.

Selling Agent

A person who has an agreement with the Funds’ distributors allowing the agent to sell the Fund’s shares.

30	Ultra Short-Term Municipal Income Fund Prospectus

Shareholder Servicing Agent

Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Statement of Additional Information

A document that supplements the disclosure made in the Prospectus.

Taxpayer Identification Number

Usually the Social Security Number for an individual or the Employer Identification Number for a corporation.

Total Return

The annual return on an investment, including capital appreciation and distributions. Total return calculations assume reinvestment of all distributions, reflect fee waivers and exclude sales loads.

U.S. Government Agency Securities

A security issued by a U.S. government-sponsored agency or instrumentality. Such securities are not backed by the full faith and credit of the U.S. Government. However, some U.S. Government agency securities are supported by the right of the issuer to borrow from the U.S. Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations, and others are supported only be the credit of the sponsoring agency or instrumentality. Some prominent issuers of agency securities are Federal Home Loan Mortgage Association 9FNMA of Fannie Mae), Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac), Federal Home Loan Banks (FHLB) and Student Loan Marketing Association (SLMA or Sallie Mae).

U.S. Government Obligations

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Ultra Short-Term Municipal Income Fund Prospectus	31

Please find Wells Fargo Advantage Funds’ Privacy Policy inside this back cover.

WELLS FARGO ADVANTAGE FUNDS

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com Retail Investment Professionals: 888-877-9275 Institutional Investment Professionals: 866-765-0778 Web site: www.wellsfargo.com/advantagefunds

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE: Call: 1-800-222-8222, or visit our Web site at www.wellsfargo.com/advantagefunds

Write to:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266; or

Visit the SEC’s Web site at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:

SEC Public Reference Room

Washington, DC 20549-0102; or

by electronic request at publicinfo@sec.gov

Call: 1-800-SEC-0330 or 1-202-942-8090 for details

ADDITIONAL SERVICES QUESTIONS CAN BE ANSWERED BY CALLING YOUR INVESTMENT PROFESSIONAL

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

Printed on Recycle paper

© 2005 Wells Fargo Funds Management, LLC. All rights reserved.

www.wellsfargo.com/advantagefunds

RT53108 11-05

115MIIT/P1104 (11/05)

ICA Reg. No.811-09253

WELLS FARGO ADVANTAGE FUNDS

November 1, 2005

Prospectus

wells fargo advantage municipal income funds – ADMINISTRATOR CLASS

Wells	Fargo Advantage California Limited-Term Tax-Free Fund

Wells Fargo Advantage National Limited-Term Tax-Free Fund

Wells Fargo Advantage California Tax-Free Fund

Wells Fargo Advantage National Tax-Free Fund

Wells Fargo Advantage Colorado Tax-Free Fund

Wells Fargo Advantage Nebraska Tax-Free Fund

Wells Fargo Advantage Minnesota Tax-Free Fund

Wells Fargo Advantage Municipal Bond Fund

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund’s goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (“SEC”), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. (“Wells Fargo Bank”) or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Table of Contents	Municipal Income Funds

Please find Wells Fargo Advantage Funds’ Privacy Policy inside the back cover of this Prospectus

Municipal Income Funds Overview

See the individual Fund descriptions in this Prospectus for further details.

Italicized and colored words appear that way only to denote their inclusion in the Glossary section of this Prospectus.

FUND (TICKER)	OBJECTIVE

California Limited-Term Tax-Free Fund (SCTIX)	Seeks current income exempt from federal income tax and California individual income tax.

California Tax-Free Fund (SGCAX)	Seeks current income exempt from federal income tax and California individual income tax.

Colorado Tax-Free Fund (NCOTX)	Seeks current income exempt from federal income tax and Colorado individual income tax.

Minnesota Tax-Free Fund (NWMIX)	Seeks current income exempt from federal income tax and Minnesota individual income tax.

Municipal Bond Fund (WMFDX)	Seeks current income exempt from federal income tax.

National Limited-Term Tax-Free Fund (NVLIX)	Seeks current income exempt from federal income tax.

National Tax-Free Fund (NTFTX)	Seeks current income exempt from federal income tax.

Nebraska Tax-Free Fund (GPTFX)	Seeks current income exempt from federal income tax and Nebraska individual income tax.

4	Municipal Income Funds Prospectus

PRINCIPAL STRATEGIES

We invest principally in municipal securities. We may buy municipal securities of any maturity length, but we invest substantially all of the Fund’s total assets in securities with remaining maturities of less than 10 years. We have some flexibility in setting the portfolio’s dollar-weighted average maturity. Under normal circumstances, the expected average duration of the Fund’s portfolio will be from 1 to 5 years.

We invest principally in municipal securities. Under normal circumstances, we invest substantially all of the Fund’s total assets in securities with remaining maturities of 2 to 10 years (intermediate-term) or 10 years or longer (long-term). We have some flexibility in setting the portfolio’s dollar-weighted average maturity.

We invest principally in municipal securities. Under normal circumstances, the Fund’s dollar-weighted average maturity will be greater than 10 years. The Fund’s dollar-weighted average maturity may reach or exceed 20 years. We emphasize investments in municipal securities that pay interest income.

We invest principally in municipal securities. There are no restrictions on the Fund’s dollar-weighted average maturity. Under normal circumstances, the Fund’s dollar-weighted average maturity will be greater than 10 years. The Fund’s dollar-weighted average maturity may reach or exceed 20 years. We emphasize investments in municipal securities that pay interest income.

We invest principally in municipal securities. The Fund’s average effective maturity will typically be between 5 and 20 years.

We invest principally in municipal securities. Under normal circumstances, we maintain the Fund’s dollar-weighted average maturity between 1 and 5 years. We emphasize investments in municipal securities that pay interest income.

We invest principally in municipal securities. Under normal circumstances, we maintain the Fund’s dollar-weighted average maturity between 10 and 20 years. We emphasize investments in municipal securities that pay interest income.

We invest in investment-grade Nebraska municipal securities of varying maturities. The portfolio’s dollar-weighted average maturity will vary. Generally, we attempt to capture greater total return by increasing maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when we expect interest rates to increase.

Municipal Income Funds Prospectus	5

Summary of Important Risks

This section summarizes important risks that relate to an investment in the Funds. All are important to your investment choice. Additional information about these and other risks is included in:

•	the individual Fund descriptions beginning on page 24;

•	the “Additional Strategies and General Investment Risks” section beginning on page 50; and

•	the Funds’ Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a Fund.

COMMON RISKS FOR THE FUNDS

Debt Securities

The Funds invest in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of instruments in a Fund’s portfolio. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt instruments held in a Fund, unless the instrument has adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

High Yield Securities

Certain Funds invest in debt securities that are in low or below investment-grade categories, or are unrated or in default at the time of purchase (sometimes referred to as “junk bonds” or high yield securities). Such securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and may be more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated or unrated debt securities may be less liquid and more difficult to value than higher-rated securities.

Municipal Securities

The Funds invest in municipal securities that rely on the creditworthiness or revenue production of their issuers or ancillary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio’s yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. Each Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, a Fund may own different obligations that pay interest based on the revenue of similar projects.

Although the Funds strive to invest in municipal securities and other securities with interest that is exempt from federal income taxes, including federal alternative minimum tax (“AMT”) for certain of the Funds, some income earned by Fund investments may be subject to such taxes.

The Funds take advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by a Fund. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable.

6	Municipal Income Funds Prospectus

Non-Diversification

Certain of the Funds are generally considered to be non-diversified according to the Investment Company Act of 1940, as amended (the “1940 Act”). The majority of the issuers of the securities in a Fund’s portfolio, with the exception of the Municipal Bond Fund, National Limited Term Tax-Free Fund and the National Tax-Free Fund, are located within one state. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or that spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio. The Municipal Bond Fund, National Limited-Term Tax-Free Fund and the National Tax-Free Fund are considered to be diversified. All other Funds in this Prospectus are considered to be non-diversified.

Municipal Income Funds Prospectus	7

Summary of Important Risks

FUND	SPECIFIC RISKS

California Limited-Term Tax-Free Fund and California Tax-Free Fund	The Funds are primarily subject to the risks described under “Common Risks for the Funds” starting on page 6. Since we invest heavily in California municipal securities, events in California are likely to affect the Funds’ investments. Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, housing and construction, high technology and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal securities. In addition, our active investment strategy for the California Limited-Term Tax-Free Fund results in a higher-than-average portfolio turnover ratio and increased trading expenses and may generate higher short-term capital gains.

Colorado Tax-Free Fund	The Fund is primarily subject to the risks described under “Common Risks for the Funds” starting on page 6. Since we invest heavily in Colorado municipal securities, events in Colorado are likely to affect the Fund’s investments. The Colorado economy is based on information, professional and technical services, communications, transportation, tourism, natural resources and mining, and manufacturing. Certain obligations of Colorado state and local public entities are subject to particular economic risks, including, but not limited to, the vulnerabilities of resort economies which depend on seasonal tourism, the possibility of downturns in sales tax and other revenues, and fluctuations in the real estate market.

Minnesota Tax-Free Fund	The Fund is primarily subject to the risks described under “Common Risks for the Funds” starting on page 6. Since we invest heavily in Minnesota municipal securities, events in Minnesota are likely to affect the Fund’s investments. For example, the state’s economy relies significantly on its agriculture and forestry natural resources. Adverse conditions affecting these areas could have a disproportionate impact on Minnesota municipal securities.

Municipal Bond Fund	The Fund is primarily subject to the “Debt Securities,” “High Yield Securities” and “Municipal Securities” risks described under “Common Risks for the Funds” starting on page 6. The U.S. Government does not guarantee the market value or current yield of its obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government. In addition, our active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

8	Municipal Income Funds Prospectus

FUND	SPECIFIC RISKS

National Limited-Term Tax-Free Fund and National Tax-Free Fund	The Funds are primarily subject to the “Debt Securities,” “High Yield Securities” and “Municipal Securities” risks described under “Common Risks for the Funds” starting on page 6. The Funds may from time to time focus on investments in certain states or geographic regions, and their performance could be disproportionately affected by political or demographic factors in such states or regions.

Nebraska Tax-Free Fund	The Fund is primarily subject to the “Debt Securities,” “Municipal Securities” and “Non-Diversification” risks described under “Common Risks for the Funds” starting on page 6. Since we invest heavily in Nebraska municipal securities, events in Nebraska are likely to affect the Fund’s investments. The Nebraska economy is primarily based on agriculture and agricultural processing, but has become increasingly diversified with relatively steady growth in the manufacturing, services and finance, insurance and real estate industries. While these recent trends have helped diversify the Nebraska economy, it may still be significantly impacted by changes in agricultural conditions such as the weather, fluctuations in commodity markets, world agricultural production, import and export and decreases in federal agriculture subsidy and support programs.

Municipal Income Funds Prospectus	9

This page intentionally left blank

Performance History

The following information shows you how the Fund has performed and illustrates the variability of the Fund’s returns over time. The Fund’s average annual returns for one-, five- and ten-year periods (or for the life of the Fund, as applicable) are compared to the performance of an appropriate broad-based index.

Please remember that past performance before and after taxes is no guarantee of future results.

The Wells Fargo Advantage Municipal Bond Fund was organized as the successor fund to the Strong Municipal Bond Fund and the Strong Advisor Municipal Bond Fund, with the former being the accounting survivor. The predecessor Strong Funds were reorganized into the Wells Fargo Advantage FundsSM effective at the close of business on April 8, 2005. The historical performance and financial highlight information shown below and throughout this Prospectus for the Wells Fargo Advantage Fund reflects the historical information for its predecessor.

In addition, prior to April 11, 2005, the Administrator Class shares of the Funds, except for the Municipal Bond Fund, were named the Institutional Class shares.

California Limited-Term Tax-Free Fund Administrator Class* Calendar Year Returns1

Best Qtr.:	Q1 ’95 • 3.41%	Worst Qtr.:	Q2 ’99 • (1.60)%

*	Performance shown for periods prior to the inception of the Administrator Class shares reflects the performance of the Class A Shares, which incepted November 18, 1992. The Fund’s year-to-date performance through September 30, 2005 was 1.26%.

Municipal Income Funds Prospectus	11

Performance History

The table below provides average annual total return information, both before and after taxes, for the Fund’s Administrator Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs.

Average annual total returns for the period ended 12/31/04	1 year	5 years	10 years
Administrator Class Returns Before Taxes (Incept. 9/6/96)[1]	2.82%	4.59%	4.66%
Administrator Class Returns After Taxes on Distributions	2.77%	4.55%	4.58%
Administrator Class Returns After Taxes on Distributions and Sale of Fund Shares	2.83%	4.40%	4.49%
LB 3-Year Muni Index[2] (reflects no deduction for expenses or taxes)	1.78%	4.78%	4.97%
[1]	Performance shown for periods prior to the inception of the Administrator Class shares reflects the performance of the Class A Shares, which incepted November 18, 1992.
[2]	Lehman Brothers 3-Year Municipal Bond Index.

12	Municipal Income Funds Prospectus

California Tax-Free Fund Administrator Class Calendar Year Returns1*

Best Qtr.:	Q1 ’95 • 6.19%	Worst Qtr.:	Q2 ’04 • (2.42)%

*	The Fund’s year-to-date performance through September 30, 2005 was 3.72%.

The table below provides average annual total return information, both before and after taxes, for the Fund’s Administrator Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs.

Average annual total returns for the period ended 12/31/04	1 year	5 years	10 years
Administrator Class Returns Before Taxes (Incept. 12/15/97)[1]	5.10%	7.10%	6.72%
Administrator Class Returns After Taxes on Distributions	5.01%	7.01%	6.46%
Administrator Class Returns After Taxes on Distributions and Sale of Fund Shares	5.06%	6.82%	6.40%
LB Muni Index[2] (reflects no deduction for expenses or taxes)	4.48%	7.20%	7.06%
[1]	Performance shown for periods prior to the inception of the Administrator Class shares reflects the performance of the Class A shares, which incepted October 6, 1988.
[2]	Lehman Brothers Municipal Bond Index.

Municipal Income Funds Prospectus	13

Performance History

Colorado Tax-Free Fund Administrator Class Calendar Year Returns*

Best Qtr.:	Q3 ’02 • 5.89%	Worst Qtr.:	Q2 ’99 • (2.30)%

*	The Fund’s year-to-date performance through September 30, 2005 was 2.59%.

The table below provides average annual total return information, both before and after taxes, for the Fund’s Administrator Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs.

Average annual total returns for the period ended 12/31/04	1 year	5 years	10 years
Administrator Class Returns Before Taxes (Incept. 8/23/93)	4.03%	7.57%	6.95%
Administrator Class Returns After Taxes on Distributions	4.03%	7.57%	6.94%
Administrator Class Returns After Taxes on Distributions and Sale of Fund Shares	4.21%	7.27%	6.76%
LB Muni Index[1] (reflects no deduction for expenses or taxes)	4.48%	7.20%	7.06%
[1]	Lehman Brothers Municipal Bond Index.

14	Municipal Income Funds Prospectus

Minnesota Tax-Free Fund Administrator Class Calendar Year Return*

Best Qtr.:	Q1 ’95 • 6.73%	Worst Qtr.:	Q3 ’99 • (2.60)%

*	The Fund’s year-to-date performance through September 30, 2005 was 2.50%.

The table below provides average annual total return information, both before and after taxes, for the Fund’s Administrator Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs.

Average annual total returns for the period ended 12/31/04	1 year	5 years	10 years
Administrator Class Returns Before Taxes (Incept. 8/2/93)	4.07%	7.17%	6.48%
Administrator Class Returns After Taxes on Distributions	4.00%	7.15%	6.47%
Administrator Class Returns After Taxes on Distributions and Sale of Fund Shares	4.24%	6.88%	6.32%
LB Muni Index[1] (reflects no deduction for expenses or taxes)	4.48%	7.20%	7.06%
[1]	Lehman Brothers Municipal Bond Index.

Municipal Income Funds Prospectus	15

Performance History

Municipal Bond Fund Administrator Class Calendar Year Returns*1

Best Qtr.:	Q3 ’04 • 7.12%	Worst Qtr.:	Q4 ’99 • (3.59)%

*	Performance shown reflects the performance of the Fund’s Investor Class shares. The Fund’s year-to-date performance through September 30, 2005 was 4.35%.

The table below provides average annual total return information, both before and after taxes, for the Fund’s Administrator Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts (“IRAs”).

Average annual total returns for the period ended 12/31/04	1 year	5 years	10 years
Administrator Class Returns Before Taxes (Incept. 04/11/05)[1]	10.30%	6.27%	5.63%
Administrator Class Returns After Taxes on Distributions	10.30%	6.27%	5.63%
Administrator Class Returns After Taxes on Distributions and Sale of Fund Shares	8.37%	6.05%	5.59%
LB Muni Index[2] (reflects no deduction for expenses or taxes)	4.48%	7.20%	7.06%
[1]	Performance shown for the Administrator Class shares reflects the performance of the Fund’s Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. The Investor Class shares annual returns are substantially similar to what this Class’s returns would be because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same fees and expenses.
[2]	Lehman Brothers Municipal Bond Index.

16	Municipal Income Funds Prospectus

National Limited-Term Tax-Free Fund Administrator Class Calendar Year Returns*

Best Qtr.:	Q2 ’02 • 3.68%	Worst Qtr.:	Q2 ’04 • (1.77)%

*	The Fund’s year-to-date performance through September 30, 2005 was 0.55%.

The table below provides average annual total return information, both before and after taxes, for the Fund’s Administrator Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs.

Average annual total returns for the period ended 12/31/04	1 year	5 years	Life of Fund
Administrator Class Returns Before Taxes (Incept. 10/1/96)	1.71%	5.06%	5.13%
Administrator Class Returns After Taxes on Distributions	1.71%	5.06%	5.13%
Administrator Class Returns After Taxes on Distributions and Sale of Fund Shares	2.03%	4.88%	4.99%
LB 3-Year Muni Index[1] (reflects no deduction for expenses or taxes)	1.78%	4.78%	4.63%
[1]	Lehman Brothers 3-Year Municipal Bond Index.

Municipal Income Funds Prospectus	17

Performance History

National Tax-Free Fund Administrator Class Calendar Year Returns*

Best Qtr.:	Q1 ’95 • 5.85%	Worst Qtr.:	Q2 ’04 • (2.49)%

*	The Fund’s year-to-date performance through September 30, 2005 was 3.56%.

The table below provides average annual total return information, both before and after taxes, for the Fund’s Administrator Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs.

Average annual total returns for the period ended 12/31/04	1 year	5 years	10 years
Administrator Class Returns Before Taxes (Incept. 8/2/93)	4.82%	7.10%	6.71%
Administrator Class Returns After Taxes on Distributions	4.82%	7.10%	6.70%
Administrator Class Returns After Taxes on Distributions and Sale of Fund Shares	4.74%	6.87%	6.57%
LB Muni Index[1] (reflects no deduction for expenses or taxes)	4.48%	7.20%	7.06%
[1]	Lehman Brothers Municipal Bond Index.

18	Municipal Income Funds Prospectus

The Wells Fargo Nebraska Tax-Free Fund was organized as the successor fund to the Great Plains Tax-Free Bond Fund, effective September 11, 2000. The historical information shown for the Nebraska Tax-Free Fund below and throughout this Prospectus reflects the historical information for the Great Plains Tax-Free Bond Fund.

Nebraska Tax-Free Fund Administrator Class Calendar Year Returns1*

Best Qtr.:	Q3 ’02 • 4.72%	Worst Qtr.:	Q2 ’04 • (1.87)%

*	The Fund’s year-to-date performance through September 30, 2005 was 1.61%.

The table below provides average annual total return information, both before and after taxes, for the Fund’s Administrator Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs.

Average annual total returns for the period ended 12/31/04	1 year	5 years	10 years
Administrator Class Returns Before Taxes (Incept. 9/29/97)[1]	2.80%	5.86%	5.39%
Administrator Class Returns After Taxes on Distributions	2.57%	5.74%	5.33%
Administrator Class Returns After Taxes on Distributions and Sale of Fund Shares	3.47%	5.63%	5.26%
LB Muni Index[2] (reflects no deduction for expenses or taxes)	4.48%	7.20%	7.06%
[1]	Performance shown for periods prior to inception reflects the performance of the predecessor common trust fund. The common trust fund was not registered under the 1940 Act and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results. Performance shown for all periods from the inception date shown through September 10, 2000, includes the maximum sales charge applicable to the shares of the predecessor Fund. The Administrator Class shares do not impose sales charges.
[2]	Lehman Brothers Municipal Bond Index.

Municipal Income Funds Prospectus	19

Municipal Income Funds

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

SHAREHOLDER FEES

All Funds
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of the Net Asset Value (“NAV”) at purchase)	None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
	California Limited-Term Tax-Free Fund	California Tax-Free Fund	Colorado Tax-Free Fund
Management Fees[1]	0.40%	0.40%	0.40%
Distribution (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses[2]	0.50%	0.47%	0.49%

TOTAL ANNUAL FUND OPERATING EXPENSES	0.90%	0.87%	0.89%
Fee Waivers	0.30%	0.32%	0.29%

NET EXPENSES[3]	0.60%	0.55%	0.60%
[1]	The Funds’ investment adviser has implemented a breakpoint schedule for the Funds’ management fees. The management fees charged to the Funds will decline as a Fund’s assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Funds is as follows: 0.40% for assets from $0 to $499 million; 0.35% for assets from $500 million to $999 million; 0.30% for assets from $1 billion to $2.99 billion; 0.275% for assets from $3 billion to $4.99 billion; and 0.25% for assets $5 billion and higher.
[2]	For the Municipal Bond Fund, other expenses are based on estimates for the current fiscal year. For all other Funds, other expenses have been adjusted as necessary from amounts incurred during the Funds’ most recent fiscal year to reflect current fees and expenses, and may include expenses payable to affiliates of Wells Fargo & Company.
[3]	For the Minnesota Tax-Free Fund and Municipal Bond Fund, the adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain each Fund’s net operating expense ratio shown. For all other Funds in this prospectus, the adviser has committed through October 31, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain each Fund’s net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with the approval of the Board of Trustees.

20	Municipal Income Funds Prospectus

Summary of Expenses

Minnesota Tax-Free Fund	Municipal Bond Fund	National Limited-Term Tax-Free Fund	National Tax-Free Fund	Nebraska Tax-Free Fund
0.40%	0.40%	0.40%	0.40%	0.40%
0.00%	0.00%	0.00%	0.00%	0.00%
0.48%	0.48%	0.55%	0.46%	0.57%

0.88%	0.88%	0.95%	0.86%	0.97%
0.28%	0.40%	0.35%	0.26%	0.22%

0.60%	0.48%	0.60%	0.60%	0.75%

Municipal Income Funds Prospectus	21

Municipal Income Funds

Summary of Expenses

EXAMPLE OF EXPENSES

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes a fixed rate of return, the reinvestment of all dividends and distributions, and that fund operating expenses remain the same. The fee waivers shown in the table of Annual Fund Operating Expenses are not reflected in the 3, 5 and 10 year examples. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

	California Limited-Term Tax-Free Fund	California Tax-Free Fund	Colorado Tax-Free Fund	Minnesota Tax-Free Fund
1 YEAR	$ 61	$ 56	$ 61	$ 61
3 YEARS	$ 257	$ 246	$ 255	$ 253
5 YEARS	$ 469	$ 451	$ 465	$ 460
10 YEARS	$1,080	$1,043	$1,069	$1,069

	Municipal Bond Fund	National Limited-Term Tax-Free Fund	National Tax-Free Fund	Nebraska Tax-Free Fund
1 YEAR	$ 49	$ 61	$ 61	$ 77
3 YEARS	$ 241	$ 268	$ 248	$ 287
5 YEARS	—	$ 491	$ 451	$ 515
10 YEARS	—	$1,134	$1,037	$1,170

22	Municipal Income Funds Prospectus

Key Information

In this Prospectus, “we” generally refers to Wells Fargo Funds Trust (the “Trust”), or Wells Fargo Funds Management, LLC (“Funds Management”), the Funds’ investment adviser. “We” may also refer to the Funds’ other service providers. “You” refers to the shareholder or potential investor.

Important information you should look for as you decide to invest in a Fund:

The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

Investment Objective and Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

•	what the Fund is trying to achieve;

•	how we intend to invest your money; and

•	what makes the Fund different from the other Funds offered in this Prospectus.

Permitted Investments

Provides a summary of each Fund’s key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of “the Fund’s assets” are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of each Fund concerning “80% of the Fund’s assets” may only be changed with shareholder approval.

Important Risk Factors

Describes the key risk factors for each Fund, and includes risks described in the “Summary of Important Risks” and “Additional Strategies and General Investment Risks” sections.

Italicized and colored words appear that way only to denote their inclusion in the Glossary section of this Prospectus.

Municipal Income Funds Prospectus	23

California Limited-Term Tax-Free Fund

Portfolio Managers:    Julio C. Bonilla and Stephen Galiani

Investment Objective

The California Limited-Term Tax-Free Fund seeks a high level of current income exempt from federal income tax and California individual income tax, while preserving capital.

Investment Strategies

We invest principally in municipal securities with interest exempt from federal income tax (including federal AMT) and California individual income tax. We may buy municipal securities of any maturity length, but we invest substantially all of the Fund’s total assets in securities with remaining maturities of less than 10 years. We have some flexibility in setting the portfolio’s dollar-weighted average maturity. Generally speaking, we will attempt to capture greater total return by increasing dollar-weighted average maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when we expect interest rates to increase. Under normal circumstances, the average expected duration of the Fund’s portfolio will be from 1 to 5 years.

Permitted Investments

Under normal circumstances, we invest:

•	at least 80% of the Fund’s assets in municipal securities that pay interest exempt from federal income tax and California individual income tax;

•	up to 20% of the Fund’s assets in securities that pay interest subject to federal income taxes, including federal AMT; and

•	up to 10% of total assets in below investment-grade municipal securities, including unrated securities which we classify as below investment-grade quality.

Important Risk Factors

The Fund is primarily subject to the risks described under “Common Risks for the Funds” starting on page 6. Since we invest heavily in California municipal securities, events in California are likely to affect the Fund’s investments. Although California has a larger and more diverse economy than most states, in the past few years it has experienced an economic slow-down and its revenues have dropped. Since 2002, the state has accumulated substantial debt to close ongoing budget gaps caused by a structural deficit, and the 2005-06 fiscal year budget also relies on one-time or limited-term solutions such as borrowing, spending deferrals and funding shifts. The state continues to experience significant energy-related and other challenges. Adverse conditions affecting California generally could have a disproportionate impact on California municipal securities. In addition, our active investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses and may generate higher short-term capital gains, which are taxable to you as non-exempt ordinary income when distributed by the Fund. See the Statement of Additional Information for a more detailed discussion of the special considerations affecting California municipal securities.

We invest in municipal securities that are in low or below investment-grade categories, or are unrated. These securities are “high risk” securities and are sometimes referred to as “junk bonds.” Such municipal securities have a much greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower rated or unrated municipal securities may be less liquid and are more difficult to value than higher-rated securities.

You should consider these risks along with the “Additional Strategies and General Investment Risks” section beginning on page 50. These considerations are all important to your investment choice.

24	Municipal Income Funds Prospectus

Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information, which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	ADMINISTRATOR CLASS[3] SHARES—COMMENCED ON SEPTEMBER 6, 1996

For the period ended:	June 30, 2005	June 30, 2004	June 30, 2003	June 30, 2002	June 30, 2001
Net asset value, beginning of period	$10.29	$10.57	$10.34	$10.17	$9.98
Income from investment operations:
Net investment income (loss)	0.31	0.26	0.27	0.32	0.42
Net realized and unrealized gain (loss) on investments	0.15	(0.22)	0.23	0.20	0.19
Total income from investment operations	0.46	0.04	0.50	0.52	0.61
Less distributions:
Distributions from net investment income	(0.30)	(0.26)	(0.27)	(0.32)	(0.42)
Distributions from net realized gain	(0.02)	(0.06)	0.00	(0.03)	0.00
Total distributions	(0.32)	(0.32)	(0.27)	(0.35)	(0.42)
Net asset value, end of period	$10.43	$10.29	$10.57	$10.34	$10.17
Total return[1]	4.54%	0.36%	4.93%	5.19%	6.20%
Ratios/supplemental data:
Net assets, end of period (000s)	$17,707	$15,425	$39,338	$12,224	$4,937
Ratios to average net assets:
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	2.93%	2.40%	2.49%	3.12%	4.12%
Portfolio turnover rate[4]	111%	48%	64%	34%	49%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2]	0.79%	0.73%	0.72%	0.85%	0.76%
[1]	Total returns would have been lower had certain expenses not been waived or reimbursed during the period shown.
[2]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[3]	Formerly named the Institutional Class.
[4]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Municipal Income Funds Prospectus	25

California Tax-Free Fund

Portfolio Manager:    Stephen Galiani

Investment Objective

The California Tax-Free Fund seeks to provide investors with a high level of current income exempt from federal income tax and California individual income tax while preserving capital, by investing in intermediate- to long-term investment-grade municipal securities.

Investment Strategies

We invest principally in municipal securities with interest exempt from federal income tax (including Federal AMT) and California individual income tax. Under normal circumstances, we invest substantially all of the Fund’s total assets in securities with remaining maturities of 2 to 10 years (intermediate term) or 10 years or longer (long term). We have some flexibility in setting the portfolio’s dollar-weighted average maturity. Generally speaking, we will attempt to capture greater total return by increasing dollar-weighted average maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when we expect interest rates to increase.

Permitted Investments

Under normal circumstances, we invest:

•	at least 80% of the Fund’s assets in municipal securities that pay interest exempt from federal income tax and California individual income tax;

•	up to 20% of the Fund’s assets in securities that pay interest subject to federal income taxes, including federal AMT; and

•	up to 10% of total assets in below investment-grade municipal securities, including unrated securities which we classify as below investment-grade quality.

Important Risk Factors

The Fund is primarily subject to the risks described under “Common Risks for the Funds” starting on page 6. Since we invest heavily in California municipal securities, events in California are likely to affect the Fund’s investments. Although California has a larger and more diverse economy than most states, in the past few years it has experienced an economic slow-down and its revenues have dropped. Since 2002, the state has accumulated substantial debt to close ongoing budget gaps caused by a structural deficit, and the 2005-06 fiscal year budget also relies on one-time or limited-term solutions such as borrowing, spending deferrals and funding shifts. The state continues to experience significant energy-related and other challenges. Adverse conditions affecting California generally could have a disproportionate impact on California municipal securities. See the Statement of Additional Information for a more detailed discussion of the special considerations affecting California municipal securities.

We invest in municipal securities that are in low or below investment-grade categories, or are unrated. These securities are “high risk” securities and are sometimes referred to as “junk bonds.” Such municipal securities have a much greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower rated or unrated municipal securities may be less liquid and are more difficult to value than higher-rated securities.

You should consider these risks along with the “Additional Strategies and General Investment Risks” section beginning on page 50. These considerations are all important to your investment choice.

26	Municipal Income Funds Prospectus

Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information, which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	ADMINISTRATOR CLASS[3] SHARES—COMMENCED ON DECEMBER 15, 1997

For the period ended:	June 30, 2005	June 30, 2004	June 30, 2003	June 30, 2002	June 30, 2001
Net asset value, beginning of period	$11.03	$11.59	$11.32	$11.27	$10.79
Income from investment operations:
Net investment income (loss)	0.52	0.53	0.53	0.57	0.56
Net realized and unrealized gain (loss) on investments	0.57	(0.46)	0.32	0.10	0.48
Total income from investment operations	1.09	0.07	0.85	0.67	1.04
Less distributions:
Distributions from net investment income	(0.52)	(0.53)	(0.55)	(0.56)	(0.56)
Distributions from net realized gain	(0.06)	(0.10)	(0.03)	(0.06)	0.00
Total distributions	(0.58)	(0.63)	(0.58)	(0.62)	(0.56)
Net asset value, end of period	$11.54	$11.03	$11.59	$11.32	$11.27
Total return[1]	10.07%	0.66%	7.90%	5.85%	9.80%
Ratios/supplemental data:
Net assets, end of period (000s)	$41,926	$36,408	$38,681	$42,913	$47,211
Ratios to average net assets:
Ratio of expenses to average net assets	0.55%	0.55%	0.57%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	4.60%	4.69%	4.82%	4.88%	4.99%
Portfolio turnover rate[4]	30%	41%	34%	31%	52%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses (annualized)[2]	0.75%	0.70%	0.65%	0.62%	0.60%
[1]	Total returns would have been lower had certain expenses not been waived or reimbursed during the periods shown.
[2]	During certain periods, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[3]	Formerly named the Institutional Class.
[4]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Municipal Income Funds Prospectus	27

This page intentionally left blank

Colorado Tax-Free Fund

Portfolio Manager:    Arthur C. Evans

Investment Objective

The Colorado Tax-Free Fund seeks a high level of current income exempt from federal income tax and Colorado individual income tax consistent with the preservation of capital.

Investment Strategies

We invest principally in municipal securities with interest exempt from federal income tax (including the federal AMT) and Colorado individual income tax. We invest in investment-grade municipal securities issued by the state of Colorado and its subdivisions, authorities, instrumentalities and corporations. We also invest in obligations issued by the territories and possessions of the United States.

Under normal circumstances, the Fund’s dollar-weighted average maturity will be greater than 10 years and it may reach or exceed 20 years. Depending on market conditions, the Fund’s dollar-weighted average maturity could be higher or lower. We emphasize investments in municipal securities that pay interest income.

Permitted Investments

Under normal circumstances, we invest:

•	at least 80% of the Fund’s assets in municipal securities that pay interest exempt from federal income tax and Colorado individual income tax;

•	up to 25% of total assets in securities of related issuers or in securities of any one issuer;

•	up to 20% of the Fund’s assets in securities that pay interest subject to federal income taxes, including federal AMT; and

•	up to 10% of total assets in below investment-grade municipal securities, including unrated securities which we classify as below investment-grade quality.

Important Risk Factors

The Fund is primarily subject to the risks described under “Common Risks for the Funds” starting on page 6. Since we invest heavily in Colorado municipal securities, events in Colorado are likely to affect the Fund’s investments. The Colorado economy is based on information, professional and technical services, communications, transportation, tourism, natural resources and mining, and manufacturing. Certain obligations of Colorado state and local public entities are subject to particular economic risks, including, but not limited to, the vulnerabilities of resort economies which depend on seasonal tourism, the possibility of downturns in sales tax and other revenues, and fluctuations in the real estate market. See the Statement of Additional Information for a more detailed discussion of the special considerations affecting Colorado municipal securities.

We invest in municipal securities that are in low or below investment-grade categories, or are unrated. These securities are “high risk” securities and are sometimes referred to as “junk bonds.” Such municipal securities have a much greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower rated or unrated municipal securities may be less liquid and are more difficult to value than higher-rated securities.

You should consider these risks along with the “Additional Strategies and General Investment Risks” section beginning on page 50. These considerations are all important to your investment choice.

Municipal Income Funds Prospectus	29

Colorado Tax-Free Fund

This table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information, which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	ADMINISTRATOR CLASS[3] SHARES—COMMENCED ON AUGUST 23, 1993

For the period ended:	June 30, 2005	June 30, 2004	June 30, 2003	June 30, 2002
Net asset value, beginning of period	$10.64	$11.01	$10.62	$10.40
Income from investment operations:
Net investment income (loss)	0.49	0.50	0.52	0.53
Net realized and unrealized gain (loss) on investments	0.30	(0.37)	0.39	0.22
Total income from investment operations	0.79	0.13	0.91	0.75
Less distributions:
Distributions from net investment income	(0.49)	(0.50)	(0.52)	(0.53)
Distributions from net realized gains	0.00	0.00	0.00	0.00
Total distributions	(0.49)	(0.50)	(0.52)	(0.53)
Net asset value, end of period	$10.94	$10.64	$11.01	$10.62
Total return[1]	7.50%	1.18%	8.70%	7.33%
Ratios/supplemental data:
Net assets, end of period (000s)	$36,304	$41,196	$51,730	$50,630
Ratios to average net assets:
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	4.49%	4.62%	4.76%	5.01%
Portfolio turnover rate[4]	33%	31%	37%	28%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2]	0.77%	0.73%	0.71%	0.70%
[1]	Total returns would have been lower had certain expenses not been waived or reimbursed during the periods shown.
[2]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[3]	Formerly named the Institutional Class.
[4]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

30	Municipal Income Funds Prospectus

Financial Highlights

June 30, 2001
$9.84

0.55
0.56
1.11

(0.55)
0.00
(0.55)
$10.40
11.54%

$47,538

0.60%
5.38%
37%
0.67%

Municipal Income Funds Prospectus	31

This page intentionally left blank

Minnesota Tax-Free Fund

Portfolio Managers:    Duane A. McAllister and Adrian Van Poppel

Investment Objective

The Minnesota Tax-Free Fund seeks a high level of current income exempt from federal income tax and Minnesota individual income tax, without assuming undue risk.

Investment Strategies

We invest in municipal securities issued by the state of Minnesota and its subdivisions, authorities, instrumentalities and corporations. We also invest in debt obligations issued by the territories and possessions of the United States. We invest principally in municipal securities with interest exempt from federal income tax (including federal AMT) and Minnesota individual income tax. While the Fund is required, under normal circumstances, to invest at least 80% of the Fund’s assets in municipal securities that pay interest exempt from Minnesota individual income tax, we currently intend to manage the portfolio so that at least 95% of the income generated by the Fund is exempt from Minnesota individual income tax.

There are no restrictions on the Fund’s dollar-weighted average maturity. Under normal circumstances, the Fund’s dollar-weighted average maturity will be greater than 10 years. The Fund’s dollar-weighted average maturity may reach or exceed 20 years. Depending on market conditions, the Fund’s dollar-weighted average maturity could be higher or lower. We emphasize investments in municipal securities that pay interest income.

Permitted Investments

Under normal circumstances, we invest:

•	at least 80% of the Fund’s assets in municipal securities that pay interest exempt from federal income tax and Minnesota individual income tax;

•	up to 25% of total assets in securities of related issuers or in securities of any one issuer;

•	up to 20% of the Fund’s assets in securities that pay interest subject to federal income taxes, including federal AMT; and

•	up to 10% of total assets in below investment-grade municipal securities, including unrated securities which we classify as below investment-grade quality.

Important Risk Factors

The Fund is primarily subject to the risks described under “Common Risks for the Funds” starting on page 6. Since we invest heavily in Minnesota municipal securities, events in Minnesota are likely to affect the Fund’s investments. For example, the state’s economy relies significantly on its agriculture and forestry natural resources. Adverse conditions affecting these areas could have a disproportionate impact on Minnesota municipal securities. See the Statement of Additional Information for a more detailed discussion of the special considerations affecting Minnesota municipal securities.

We invest in municipal securities that are in low or below investment-grade categories, or are unrated. These securities are “high risk” securities and are sometimes referred to as “junk bonds.” Such municipal securities have a much greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower rated or unrated municipal securities may be less liquid and are more difficult to value than higher-rated securities.

You should consider these risks along with the “Additional Strategies and General Investment Risks” section beginning on page 50. These considerations are all important to your investment choice.

Municipal Income Funds Prospectus	33

Minnesota Tax-Free Fund

This table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information, which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	ADMINISTRATOR CLASS[3] SHARES—COMMENCED ON AUGUST 2, 1993

For the period ended:	June 30, 2005	June 30, 2004	June 30, 2003	June 30, 2002
Net asset value, beginning of period	$10.89	$11.27	$10.84	$10.67
Income from investment operations:
Net investment income (loss)	0.48	0.49	0.49	0.52
Net realized and unrealized gain (loss) on investments	0.29	(0.39)	0.43	0.17
Total income from investment operations	0.77	0.10	0.92	0.69
Less distributions:
Distributions from net investment income	(0.47)	(0.48)	(0.49)	(0.52)
Distributions from net realized gains	(0.05)	0.00	0.00	0.00
Total distributions	(0.52)	(0.48)	(0.49)	(0.52)
Net asset value, end of period	$11.14	$10.89	$11.27	$10.84
Total return[1]	7.23%	0.86%	8.67%	6.58%
Ratios/supplemental data:
Net assets, end of period (000s)	$128,854	$143,410	$185,450	$193,327
Ratios to average net assets:
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	4.31%	4.35%	4.43%	4.78%
Portfolio turnover rate[4]	18%	12%	23%	28%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses	0.76%	0.71%	0.65%	0.65%
[1]	Total returns would have been lower had certain expenses not been waived or reimbursed during the periods shown.
[2]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[3]	Formerly named the Institutional Class.
[4]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

34	Municipal Income Funds Prospectus

Financial Highlights

June 30, 2001
$10.18

0.54
0.49
1.03

(0.54)
0.00
(0.54)
$10.67
10.32%

$24,860

0.60%
5.11%
18%
0.73%

Municipal Income Funds Prospectus	35

This page intentionally left blank

Municipal Bond Fund

(The Fund’s Administrator Class shares are closed to new investors.)

Portfolio Managers:    Lyle J. Fitterer, CFA, CPA and Duane A. McAllister, CFA

Investment Objective

The Municipal Bond Fund seeks current income exempt from federal income tax.

Investment Strategies

We invest principally in municipal securities that pay interest exempt from federal income tax. We conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions and specific demographic trends. We expect the Fund’s average effective maturity to be between 5 and 20 years.

Permitted Investments

Under normal circumstances, we invest:

•	at least 80% of the Fund’s assets in municipal securities that pay interest exempt from federal income tax, but not necessarily the federal AMT;

•	up to 20% of the Fund’s assets in securities that pay interest subject to federal income tax, such as U.S. Government obligations, bank and corporate obligations, and short-term debt securities; and

•	up to 25% of total assets in below investment-grade municipal securities, including unrated securities which we classify as below investment-grade quality.

We may invest any amount of our assets in securities, including municipal securities, that may produce income subject to the federal AMT.

Important Risk Factors

The Fund is primarily subject to the “Debt Securities,” “High Yield Securities” and “Municipal Securities” risks described under “Common Risks for the Funds” starting on page 6. We invest in municipal securities that are in low or below investment-grade categories, or are unrated. These securities are “high risk” securities and are sometimes referred to as “junk bonds.” Such municipal securities have a much greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower rated or unrated municipal securities may be less liquid and more difficult to value than higher-rated securities. The U.S. Government does not guarantee the market value or current yield of its obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government.

In addition, our active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains, which are taxable to you as non-exempt ordinary income when distributed by the Fund.

You should consider these risks along with the “Additional Strategies and General Investment Risks” section beginning on page 50. These considerations are all important to your investment choice.

Municipal Income Funds Prospectus	37

Municipal Bond Fund	Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past five years (or for the life of the Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information for the period ended June 30, 2005 and PricewaterhouseCoopers LLP audited this information for all prior periods. Their reports and the Fund’s financial statements, are also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
ADMINISTRATOR CLASS SHARES—COMMENCED ON APRIL 11, 2005

For the period ended:	June 30, 2005
Net asset value, beginning of period	$9.43
Income from investment operations:
Net investment income (loss)	0.10
Net realized and unrealized gain (loss) on investments	0.17
Total income from investment operations	0.27
Less distributions:
Distributions from net investment income	(0.10)
Distributions from net realized gain	0.00
Total distributions	(0.10)
Net asset value, end of period	$9.60
Total return[1]	2.90%
Ratios/supplemental data:
Net assets, end of period (000s)	$17,821
Ratios to average net assets[2]:
Ratio of expenses to average net assets	0.46%
Ratio of net investment income (loss) to average net assets	4.87%
Portfolio turnover rate[4]	68%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2] ,3	0.90%
[1]	Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[2]	Ratios shown for periods of less than one year are annualized.
[3]	During this period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[4]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

38	Municipal Income Funds Prospectus

National Limited-Term Tax-Free Fund

Portfolio Managers:    Arthur C. Evans and Duane A. McAllister, CFA

Investment Objective

The National Limited-Term Tax-Free Fund seeks current income exempt from federal income taxes.

Investment Strategies

We invest principally in municipal securities that pay interest exempt from federal income tax, including federal AMT. Under normal circumstances, we maintain the Fund’s dollar-weighted average maturity between 1 and 5 years, but this average will vary depending on anticipated market conditions. We emphasize investments in municipal securities that pay interest income.

Permitted Investments

Under normal circumstances, we invest:

•	at least 80% of the Fund’s assets in municipal securities that pay interest exempt from federal income tax;

•	up to 20% of the Fund’s assets in securities that pay interest subject to federal income tax, including federal AMT;

•	up to 10% of total assets in below investment-grade municipal securities, including unrated securities which we classify as below investment-grade quality; and

•	up to 25% of total assets in securities of issuers located in the same state or in related issuers.

Important Risk Factors

The Fund is primarily subject to the “Debt Securities”, “High Yield Securities” and “Municipal Securities” risks described under “Common Risks for the Funds” starting on page 6. The Fund may from time to time focus on investments in certain states or geographic regions, and their performance could be disproportionately affected by political or demographic factors in such states or regions.

We invest in municipal securities that are in low or below investment-grade categories, or are unrated. These securities are “high risk” securities and are sometimes referred to as “junk bonds.” Such municipal securities have a much greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower rated or unrated municipal securities may be less liquid and are more difficult to value than higher-rated securities.

You should consider these risks along with the “Additional Strategies and General Investment Risks” section beginning on page 50. These considerations are all important to your investment choice.

Municipal Income Funds Prospectus	39

National Limited-Term Tax-Free Fund

This table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information, which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	ADMINISTRATOR CLASS[3] SHARES—COMMENCED ON OCTOBER 1, 1996

For the period ended:	June 30, 2005	June 30, 2004	June 30, 2003	June 30, 2002
Net asset value, beginning of period	$10.81	$11.09	$10.73	$10.52
Income from investment operations:
Net investment income (loss)	0.31	0.29	0.37	0.43
Net realized and unrealized gain (loss) on investments	0.00	(0.28)	0.36	0.21
Total income from investment operations	0.31	0.01	0.73	0.64
Less distributions:
Distributions from net investment income	(0.31)	(0.29)	(0.37)	(0.43)
Distributions from net realized gains	0.00	0.00	0.00	0.00
Total distributions	(0.31)	(0.29)	(0.37)	(0.43)
Net asset value, end of period	$10.81	$10.81	$11.09	$10.73
Total return[1]	2.87%	0.06%	6.86%	6.16%
Ratios/supplemental data:
Net assets, end of period (000s)	$121,244	$170,340	$152,835	$85,371
Ratios to average net assets:
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	2.82%	2.60%	3.29%	3.98%
Portfolio turnover rate[4]	26%	24%	40%	45%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2]	0.83%	0.71%	0.71%	0.76%
[1]	Total returns would have been lower had certain expenses not been waived or reimbursed during the periods shown.
[2]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[3]	Formerly named the Institutional Class.
[4]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

40	Municipal Income Funds Prospectus

Financial Highlights

June 30, 2001
$10.19

0.46
0.33
0.79

(0.46)
0.00
(0.46)
$10.52
7.89%

$62,111

0.60%
4.39%
57%
0.71%

Municipal Income Funds Prospectus	41

This page intentionally left blank

National Tax-Free Fund

Portfolio Managers:    Arthur C. Evans and Stephen Galiani

Investment Objective

The National Tax-Free Fund seeks current income exempt from federal income tax.

Investment Strategies

We invest principally in municipal securities that pay interest exempt from federal income tax, including federal AMT. Under normal circumstances, the Fund’s dollar-weighted average maturity will be between 10 and 20 years, but may vary depending on market conditions. We emphasize investments in municipal securities that pay interest income.

Permitted Investments

Under normal circumstances, we invest:

•	at least 80% of the Fund’s assets in municipal securities that pay interest exempt from federal income tax;

•	up to 20% of the Fund’s assets in securities that pay interest subject to federal income tax, including federal AMT; and

•	up to 10% of total assets in below investment-grade municipal securities, including unrated securities which we classify as below investment-grade quality.

Important Risk Factors

The Fund is primarily subject to the “Debt Securities”, “High Yield Securities” and “Municipal Securities” risks described under “Common Risks for the Funds” starting on page 6. The Fund may from time to time focus on investments in certain states or geographic regions, and its performance could be disproportionately affected by political or demographic factors in such states or regions.

We invest in municipal securities that are in low or below investment-grade categories, or are unrated. These securities are “high risk” securities and are sometimes referred to as “junk bonds.” Such municipal securities have a much greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower rated or unrated municipal securities may be less liquid and are more difficult to value than higher-rated securities.

You should consider these risks along with the “Additional Strategies and General Investment Risks” section beginning on page 50. These considerations are all important to your investment choice.

Municipal Income Funds Prospectus	43

National Tax-Free Fund

This table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information, which, along with its report and the Fund’s financial statements, is also included in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	ADMINISTRATOR CLASS[3] SHARES—COMMENCED ON AUGUST 2, 1993

For the period ended:	June 30, 2005	June 30, 2004	June 30, 2003	June 30, 2002
Net asset value, beginning of period	$10.16	$10.53	$10.30	$10.22
Income from investment operations:
Net investment income (loss)	0.48	0.47	0.52	0.55
Net realized and unrealized gain (loss) on investments	0.45	(0.36)	0.22	0.08
Total income from investment operations	0.93	0.11	0.74	0.63
Less distributions:
Distributions from net investment income	(0.48)	(0.48)	(0.51)	(0.55)
Distributions from net realized gains	0.00	0.00	0.00	0.00
Total distributions	(0.48)	(0.48)	(0.51)	(0.55)
Net asset value, end of period	$10.61	$10.16	$10.53	$10.30
Total return[1]	9.33%	1.01%	7.34%	6.24%
Ratios/supplemental data:
Net assets, end of period (000s)	$182,359	$183,520	$260,989	$294,132
Ratios to average net assets:
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	4.62%	4.60%	4.97%	5.30%
Portfolio turnover rate[4]	59%	63%	37%	39%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2]	0.74%	0.70%	0.67%	0.63%
[1]	Total returns would have been lower had certain expenses not been waived or reimbursed during the periods shown.
[2]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[3]	Formerly named the Institutional Class.
[4]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

44	Municipal Income Funds Prospectus

Financial Highlights

June 30, 2001
$9.73

0.56
0.49
1.05

(0.56)
0.00
(0.56)
$10.22
11.01%

$300,187

0.60%
5.53%
27%
0.61%

Municipal Income Funds Prospectus	45

This page intentionally left blank

Nebraska Tax-Free Fund

Portfolio Managers:    Arthur C. Evans and Duane A. McAllister, CFA

Investment Objective

The Nebraska Tax-Free Fund seeks current income exempt from federal income tax and Nebraska individual income tax.

Investment Strategies

We invest in investment-grade Nebraska municipal securities of varying maturities. We invest principally in municipal securities with interest exempt from federal income tax (including federal AMT) and Nebraska individual income tax. The portfolio’s dollar-weighted average maturity will vary. Generally, we will attempt to capture greater total return by increasing maturity when we expect interest rates to decline, and to preserve capital by shortening maturity when we expect interest rates to increase.

Permitted Investments

Under normal circumstances, we invest:

•	at least 80% of the Fund’s assets in municipal securities that pay interest exempt from federal income tax and Nebraska individual income tax;

•	up to 20% of the Fund’s assets in securities that pay interest subject to federal income tax, including federal AMT; and

•	in municipal securities rated in the four highest credit categories by NRSROs, and in unrated securities deemed by us to be of comparable quality.

Important Risk Factors

The Fund is primarily subject to the “Debt Securities,” “Municipal Securities” and “Non-Diversification” risks described under “Common Risks for the Funds” starting on page 6. Since we invest heavily in Nebraska municipal securities, events in Nebraska are likely to affect the Fund’s investments. The Nebraska economy is primarily based on agriculture and agricultural processing, but has become increasingly diversified with relatively steady growth in the manufacturing, services, finance, insurance and real estate industries. While these recent trends have helped diversify the Nebraska economy, it may still be significantly impacted by changes in agricultural conditions such as the weather, fluctuations in commodity markets, world agricultural production, import and export and decreases in federal agriculture subsidy and support programs. See the Statement of Additional Information for a more detailed discussion of the special considerations affecting Nebraska municipal securities.

The State of Nebraska does not directly issue debt. The obligations issued by municipalities or political subdivisions that are permitted to issue debt are not backed by the State’s full faith and credit. Accordingly, the Fund relies on the availability of, and must individually analyze the economic condition of, securities issued by the various municipalities and public authorities in Nebraska.

You should consider these risks along with the “Additional Strategies and General Investment Risks” section beginning on page 50. These considerations are all important to your investment choice.

Municipal Income Funds Prospectus	47

Nebraska Tax-Free Fund

This table is intended to help you understand the Fund’s financial performance for the past five years (or for the life of the Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate that you would have earned (or lost) on investment in the Fund (assuming reinvestment of all distributions). Except as noted below, KPMG LLP audited this information for the periods ended June 30, and Deloitte & Touche LLP audited this information for the period ended August 31. All of this performance information, along with the auditors’ report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	ADMINISTRATOR CLASS[5] SHARES—COMMENCED ON SEPTEMBER 29, 1997

For the period ended:	June 30, 2005	June 30, 2004	June 30, 2003	June 30, 2002
Net asset value beginning of period	$10.02	$10.44	$10.16	$10.06
Income from investment operations:
Net investment income (loss)	0.39	0.39	0.42	0.43
Net realized and unrealized gain (loss) on investments	0.17	(0.35)	0.37	0.13
Total from investment operations	0.56	0.04	0.79	0.56
Less distributions:
Distributions from net investment income	(0.39)	(0.39)	(0.42)	(0.43)
Distributions from net realized gain	(0.15)	(0.07)	(0.09)	(0.03)
Total from distributions	(0.54)	(0.46)	(0.51)	(0.46)
Net asset value, end of period	$10.04	$10.02	$10.44	$10.16
Total return[2]	5.70%	0.35%	7.91%	5.67%
Ratios/supplemental data:
Net assets, end of period (000s)	$41,963	$46,253	$64,760	$66,453
Ratios to average net assets[3]:
Ratio of expenses to average net assets	0.77%	0.83%	0.82%	0.83%
Ratio of net investment income (loss) to average net assets	3.88%	3.83%	4.06%	4.27%
Portfolio turnover rate[6]	14%	9%	19%	31%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[3,4]	0.84%	0.87%	0.87%	0.89%
[1]	The Fund changed its fiscal year-end from August 31 to June 30.
[2]	Total returns would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[3]	Ratios shown for periods of less than one year are annualized.
[4]	During certain periods, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[5]	Formerly named the Institutional Class.
[6]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

48	Municipal Income Funds Prospectus

Financial Highlights

June 30, 2001[1]	August 31, 2000
$9.85	$9.76

0.36	0.42
0.21	0.09
0.57	0.51

(0.36)	(0.42)
0.00	0.00
(0.36)	(0.42)
$10.06	$9.85
5.97%	5.43%

$64,929	$63,305

0.82%	0.88%
4.40%	4.38%
45%	30%
0.91%	0.88%

Municipal Income Funds Prospectus	49

Additional Strategies and General Investment Risks

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Advantage FundsSM. Certain common risks are identified in the “Summary of Important Risks” section on page 6. Other risks of mutual fund investing include the following:

•	Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

•	We cannot guarantee that a Fund will meet its investment objective.

•	We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not “make good” on any investment loss you may suffer, nor can anyone we contract with to provide services, such as investment advisers, offer or promise to make good on any such losses.

•	Share prices—and therefore the value of your investment will—increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

•	An investment in a single Fund, by itself, does not constitute a complete investment plan.

•	The California Limited-Term Tax-Free Fund and the Municipal Bond Fund employ an active trading investment strategy that results in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains, which are taxable to you as non-exempt ordinary income when distributed by the Fund.

•	Each Fund may continue to hold debt instruments that cease to be rated by a NRSRO or whose ratings fall below the levels generally permitted for such Fund. Unrated or below investment-grade securities may be more susceptible to credit and interest rate risks than investment grade securities.

•	The Funds may invest in various derivative instruments. The term “derivatives” covers a broad range of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

•	We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, a Fund may not achieve its objective.

50	Municipal Income Funds Prospectus

What follows is a general list of the types of risks (some of which have been previously described) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk—The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk—The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Interest Rate Risk—The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk—The risk that a practice, such as lending portfolio securities or engaging in forward commitment or when-issued transactions, may increase a Fund’s exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk—The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk—The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

Non-Diversification Risk—The risk that, because the percentage of a non-diversified fund’s assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer. (A “diversified” investment company is required by the 1940 Act, generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer.)

Prepayment/Extension Risk—The risk that prepayment rates on mortgage loans or other receivables will be higher or lower than expected, which can alter the duration of a mortgage-backed security, increase interest rate risk and reduce rates of return.

Regulatory Risk—The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

In addition to the general risks discussed above and under “Summary of Important Risks”, you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the “Important Risk Factors” in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

Municipal Income Funds Prospectus	51

Additional Strategies and General Investment Risks

Investment Practice/Risk

The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each investment practice. See the Statement of Additional Information for more information on these practices.

Remember, each Fund is designed to meet different investment needs and objectives.

INVESTMENT PRACTICE	PRINCIPAL RISK(S)	CALIFORNIA LIMITED-TERM TAX-FREE	CALIFORNIA TAX-FREE	COLORADO TAX-FREE	MINNESOTA TAX-FREE	MUNICIPAL BOND	NATIONAL LIMITED-TERM TAX-FREE	NATIONAL TAX-FREE	NEBRASKA TAX-FREE
Borrowing Policies The ability to borrow money for temporary purposes (e.g. to meet shareholder redemptions).	Leverage Risk	●	●	●	●	●	●	●	●
Floating and Variable Rate Debt Instruments with interest rates that are adjusted either on a schedule or when an index or benchmark changes.	Interest Rate and Credit Risk	●	●	●	●	●	●	●	●
Forward Commitment, When-Issued and Delayed Delivery Transactions Securities bought or sold for delivery at a later date or bought or sold for a fixed price at a fixed date.	Interest Rate, Leverage and Credit Risk	●	●	●	●	●	●	●	●

High Yield Securities

Debt securities of lower quality that produce generally
higher rates of return. These securities, sometimes referred to as “junk bonds,” tend to be more sensitive to economic
conditions, more volatile and less liquid and are subject
to greater risk of default.

	Interest Rate and Credit Risk	●	●	●	●	●	●	●

Illiquid Securities

A security which may not be sold or disposed of in the
ordinary course of business within seven days of approximately the value determined for it by the Fund. Limited to 15%
of net assets.

	Liquidity Risk	●	●	●	●	●	●	●	●

Loans of Portfolio Securities

The practice of loaning securities to brokers, dealers and
financial institutions to increase returns on those
securities. Loans may be made up to 1940 Act limits
(currently one third of total assets, including the
value of collateral received).

	Credit, Counter-Party and Leverage Risk	●	●	●	●	●	●	●	●

Mortgage- and Asset-Backed Securities

Securities consisting of undivided fractional interests in
pools of consumer loans, such as mortgage loans, car loans,
credit card debt, or receivables held in trust.

	Interest Rate, Credit and Prepayment/Extension Risk	●	●	●	●	●	●	●

52	Municipal Income Funds Prospectus

INVESTMENT PRACTICE	PRINCIPAL RISK(S)	CALIFORNIA LIMITED-TERM TAX-FREE	CALIFORNIA TAX-FREE	COLORADO TAX-FREE	MINNESOTA TAX-FREE	MUNICIPAL BOND	NATIONAL LIMITED-TERM TAX-FREE	NATIONAL TAX-FREE	NEBRASKA TAX-FREE

Other Mutual Funds

Investments by the Fund in shares of other mutual funds, which may cause Fund shareholders to bear a pro rata portion of the other fund’s expenses, in addition to the expenses paid by the Fund.

	Market Risk	●	●	●	●	●	●	●	●
Private Activity Bonds Bonds that pay interest subject to the federal alternative minimum tax. Limited to 20% of net assets.	Interest Rate and Credit Risk	●	●	●	●	●	●	●	●
Repurchase Agreements A transaction in which the seller of a security agrees to buy back the security at an agreed upon time and price, usually with interest.	Credit and Counter- Party Risk	●	●	●	●	●	●	●	●

Municipal Income Funds Prospectus	53

Organization and Management of the Funds

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (the “Board”) supervises each Fund’s activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board supervises the Funds’ activities and approves the selection of various companies hired to manage the Funds’ operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

BOARD OF TRUSTEES
Supervises the Funds’ activities

Ú

INVESTMENT ADVISER	CUSTODIAN
Wells Fargo Funds Management, LLC 525 Market Street San Francisco, CA Manages the Funds’ investment activities	Wells Fargo Bank, N.A. 6th & Marquette Minneapolis, MN Provides safekeeping for the Funds’ assets

Ú

INVESTMENT SUB-ADVISER
Wells Capital Management Incorporated 525 Market Street San Francisco, CA Responsible for day-to-day portfolio management

Ú

ADMINISTRATOR	TRANSFER AGENT	SHAREHOLDER SERVICING AGENTS
Wells Fargo Funds Management, LLC 525 Market Street San Francisco, CA	Boston Financial Data Services, Inc. Two Heritage Drive Quincy, MA	Various Agents
Manages the Funds’ business activities	Maintains records of shares and supervises the payment of dividends	Provides services to customers

Ú

FINANCIAL SERVICES FIRMS AND SELLING AGENTS
Advise current and prospective shareholders on Fund investments

Ú

SHAREHOLDERS

54	Municipal Income Funds Prospectus

The Investment Adviser

Funds Management serves as the investment adviser for each of the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to succeed the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Fund’s adviser is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser, who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under “Management Fees” in the front of this Prospectus. A discussion regarding the basis for the Board of Trustees approving the investment advisory and sub-advisory agreements of each Fund is available in the Funds’ annual report for the fiscal year ended June 30, 2005. As of June 30, 2005, Funds Management managed over $102 billion in mutual fund assets.

Dormant Multi-Manager Structure

The Board has adopted a dormant “multi-manager” structure for the Municipal Bond Fund. Under this structure, a Fund and Funds Management would engage one or more sub-advisers to make day-to-day investment decisions for the Fund’s assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (i) change, add or terminate one or more sub-advisers; (ii) continue to retain a sub-adviser even though the sub-adviser’s ownership or corporate structure has changed; or (iii) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval of most of these types of recommendations, even if the Board approves the proposed action. Under the dormant “multi-manager” structure approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board’s oversight and approval) to make decisions about the Fund’s sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law.

The Sub-Adviser

Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, is the sub-adviser for each of the Funds. In this capacity, it is responsible for the day-to-day investment management activities of the Funds. Wells Capital Management provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies and high net-worth individuals. As of June 30, 2005, Wells Capital Management managed assets aggregating in excess of $161 billion.

Wells Capital Management is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser.

The Administrator

Funds Management provides the Funds with administrative services, including general supervision of each Fund’s operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust’s Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct each Fund’s business.

Shareholder Servicing Plan

We have a shareholder servicing plan for the Funds. Under this plan, we have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each of the Funds pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

The Transfer Agent

Boston Financial Data Services, Inc., (“BFDS”) provides transfer agency and distribution disbursing services to the Funds.

Municipal Income Funds Prospectus	55

Your Account

This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares

•	As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form by the transfer agent. The price of Fund shares is based on a Fund’s NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

•	Each Fund’s investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (“closing price”), and if there is no sale, based on the latest quoted bid prices. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when a Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security’s market price is still reliable and, if not, what fair market value to assign to the security. With respect to any portion of the Fund’s assets that are invested in other mutual funds, the Fund’s NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for further disclosure.

•	We determine the NAV of each class of the Funds’ shares each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), which is usually 4:00 p.m. (ET). We determine the NAV by subtracting each Fund class’ liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. See the Statement of Additional Information for further disclosure.

•	We process requests to buy or sell shares of the Funds each business day as of the close of regular trading on the NYSE, which is usually 4:00 p.m. (ET). If the NYSE closes early, the Funds will close early and will value their shares at such earlier time under these circumstances. Requests the transfer agent receives in proper form before this time are processed the same day. Requests the transfer agent receives after the cutoff time are processed the next business day.

•	The Funds are open for business on each day the NYSE is open for business. NYSE holidays generally include New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

56	Municipal Income Funds Prospectus

How to Buy Shares

Typically, Administrator Class shares are bought and held on your behalf by the Institution through which you are investing. Investors interested in purchasing Administrator Class shares of the Funds should contact an account representative at their Institution and should understand the following:

•	Share purchases are made through a Customer Account at an Institution in accordance with the terms of the Customer Account involved;

•	Institutions are usually the holders of record of Administrator Class shares held through Customer Accounts and maintain records reflecting their customers’ beneficial ownership of the shares;

•	Institutions are responsible for transmitting their customers’ purchase and redemption orders to the Funds and for delivering required payment on a timely basis;

•	Institutions are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds; and

•	Institutions may require different minimum investment amounts. Please consult an account representative at your Institution for specifics.

•	You begin to earn dividends on the business day after the transfer agent receives your purchase in proper form.

•	All purchases must be made with U.S. dollars and all checks must be drawn on U.S. banks.

•	Each Fund reserves the right to refuse or cancel a purchase or exchange order in cases where the acceptance of the order would, in the Fund’s determination, adversely impact the normal management or operations of the Fund.

•	The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The following investors are eligible to purchase Administrator Class shares of the Funds (with the exception of the Wells Fargo Advantage Municipal Bond Fund):

•	Employee benefit plan programs that have at least $10 million in plan assets;

•	Broker-dealer managed account or wrap programs that charge an asset based fee;

•	Registered investment adviser mutual fund wrap programs that charge an asset based fee;

•	Internal Revenue Code Section 529 plans;

•	Fund of Funds managed by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Life Stage PortfoliosSM);

•	Investment Management and Trust Departments of Wells Fargo purchasing shares on behalf of their clients;

•	Institutions who invest a minimum initial amount of $1 million in a Fund; and

•	Under certain circumstances and for certain groups as detailed in the Funds’ Statement of Additional Information.

In addition to payments made by the Funds for distribution and shareholder servicing, the Adviser, the Funds’ distributor or their affiliates, may pay out of their own assets, and at no cost to the Funds, significant amounts to selling or shareholder servicing agents in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders.

Municipal Income Funds Prospectus	57

Your Account	How to Buy Shares

In return for these payments, the Funds may receive certain marketing or servicing advantages including, without limitation, inclusion of the Funds on a selling agent’s “preferred list”; providing “shelf space” for the placement of the Funds on a list of mutual funds offered as investment options to its clients; granting access to a selling agent’s registered representatives; providing assistance in training and educating the selling agent’s registered representatives and furnishing marketing support and other related services. Additionally, the Funds and their shareholders may receive certain services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing services that might typically be provided by a Fund’s transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

Payments made by the Funds’ Adviser, distributor or their affiliates, for the advantages and services described above, may be fixed dollar amounts, may be based on a percentage of sales and/or assets under management or a combination of the above, and may be up-front or ongoing payments or both. Such payments may be based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of the value of shares sold to, or held by, customers of the selling or shareholder servicing agent, and may differ among selling and shareholder servicing agents.

In addition, representatives of the Funds’ distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits and any arrangement, such as sponsoring various contests and promotions to encourage the sale of Fund shares, may be paid for by the Adviser, the Funds’ distributor or its affiliates, subject to applicable NASD regulations.

58	Municipal Income Funds Prospectus

How to Sell Shares

Administrator Class shares must be redeemed in accordance with the account agreement governing your Customer Account at the Institution. Please read the Customer Account agreement with your Institution for rules governing selling shares.

GENERAL NOTES FOR SELLING SHARES

•	We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff times are processed on the same business day.

•	Your shares earn dividends through the date of redemption. If you redeem shares on a Friday or prior to a holiday, shares will continue to earn dividends until the next business day.

•	Redemption proceeds are usually wired to the redeeming Institution the following business day.

•	We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or through Electronic Funds Transfer have been collected. Payments may be held up to 7 days for check redemptions and for Electronic Funds Transfers. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

•	Generally, we pay redemption requests in cash, unless it is determined that the redemption would be to the detriment of a Fund and/or its shareholders. In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

•	If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that are in addition to or supersede the directions in the Prospectus.

Municipal Income Funds Prospectus	59

Exchanges

Exchanges between Wells Fargo Advantage Funds involve two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

•	You should carefully read the prospectus for the Fund into which you wish to exchange.

•	Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

•	If you are making an initial investment in a Fund through an exchange, you must exchange at least the minimum first purchase amount for the new Fund, unless your balance has fallen below that amount due to market conditions.

•	In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment.

Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

Frequent Purchases and Redemptions of Fund Shares

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including by disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund’s long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing the additional risk of the negative effects of excessive trading.

The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds’ policy and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Specifically, Funds Management monitors available shareholder trading information across all Funds on a daily basis and may temporarily suspend or permanently terminate purchase or exchange privileges of investors who complete more than two exchanges within a three-month period or seem to be following a timing pattern. In determining whether to suspend or terminate purchase or exchange privileges for such investors, Funds Management will consider the extent to which such trading activity is likely to be disruptive to the Fund. The extent to which trading activity may be disruptive depends on a number of factors including, but not limited to, the number of trades, the size of the trades relative to the size of the Fund and the type of Fund involved. If Funds Management determines that an account has engaged in timing activities in contravention of the Funds’ policies, the account is prevented from purchasing additional shares or making further exchanges. Once the account has redeemed all of its shares, the account is closed.

60	Municipal Income Funds Prospectus

Exchanges

Funds Management’s ability to monitor trades that are placed by individual shareholders of omnibus accounts, which are accounts maintained by financial intermediaries on behalf of multiple beneficial shareholders, is severely limited because Funds Management does not have access to the underlying shareholder account information. However, Funds Management monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in market timing and to restrict excessive trading. There may be legal and technological limitations on the ability of financial intermediaries to restrict the trading practices of their clients, and they may follow policies that are different from the Funds’ policy. As a result, Funds Management’s ability to monitor and discourage excessive trading practices in omnibus accounts may be limited.

Municipal Income Funds Prospectus	61

Other Information

Income and Gain Distributions

The Funds in this Prospectus make distributions of any net investment income monthly and any realized net capital gains at least annually. Contact your Institution for distribution options.

Remember, distributions have the effect of reducing NAV per share by the amount distributed.

Taxes

The following discussion regarding federal and certain state income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please also see the Statement of Additional Information for additional income tax information.

We will pass on to a Fund’s shareholders substantially all of the Fund’s net investment income and realized net capital gains, if any. It is intended that distributions from a Fund’s net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT. It is intended that distributions attributable to tax-exempt securities of a state and its subdivisions will also not be subject to the state’s individual income taxes if the Fund primarily invests in such securities. For example, you generally won’t be subject to Minnesota individual income tax on distributions from the Minnesota Tax-Free Fund to the extent such distributions are attributable to the Fund’s Minnesota state and municipal tax-exempt securities, although a portion of such distributions could be subject to the Minnesota AMT. Distributions from a Fund’s ordinary income from other sources and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund’s net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders generally will not be able to deduct any distributions when determining their taxable income.

An individual’s net long-term capital gain is subject to a reduced maximum 15% rate of tax. A Fund’s long-term capital gain distributed to individual shareholders, if any, generally will qualify for the reduced rate of tax if attributable to the Fund’s sales and exchanges. Absent further legislation, this reduced rate of tax will expire after December 31, 2008.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

62	Municipal Income Funds Prospectus

Advance Notice of Large Transactions

We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

Householding

To help keep Fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your customer account representative.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to disclosure of its portfolio holdings is available in the Funds’ Statement of Additional Information and on the Funds’ website at www.wellsfargo.com/advantagefunds.

Transaction Authorizations

The Funds generally require Institutions to transact through a registered clearing agency, such as the National Securities Clearing Corporation (NSCC). Clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. We use reasonable procedures to confirm that transactions through a clearing agency are genuine; we will not be liable for any losses incurred if we follow instructions we reasonably believe to be genuine. Contact us or your Institution immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account.

USA PATRIOT Act

In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number) and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your true identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, the Fund reserves the right to redeem your account at the current day’s NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Municipal Income Funds Prospectus	63

Portfolio Managers

The Statement of Additional Information provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of securities in the Funds.

Julio C. Bonilla

California Limited-Term Tax-Free Fund since 2005

Mr. Bonilla joined the Wells Capital Management team that specializes in tax-exempt fixed income securities in 2005. He has been a portfolio manager for the money market management team since 2000. He joined Wells Fargo Bank as a brokerage sales assistant in 1997. Mr. Bonilla earned his B.A. degree in political science from the University of San Diego and his M.B.A. degree in finance from Pepperdine University.

Arthur C. Evans

Colorado Tax-Free Fund since 2000

National Limited-Term Tax-Free Fund since 2000

National Tax-Free Fund since 2001

Nebraska Tax-Free Fund since 2004

Mr. Evans joined Wells Capital Management in 2000 managing public fixed income and municipal bond mutual funds and administrator private accounts on the Tax-Exempt Fixed Income Team. Prior to joining the firm in 2000, Mr. Evans was responsible for the investment operations of PennCorp Financial Group, a $6 billion life and health insurance company, as its Chief Investment Officer from 1995 to 1999. He was also an institutional portfolio manager with Blackrock Financial Management in 1995, and a municipal trader/strategist with Conning Asset Management from 1993 to 1995. Mr. Evans earned his M.B.A. degree from the Fuqua School of Business, Duke University in 1990. He also earned his B.A. degree in Business Administration—Finance from the University of Texas at Austin in 1986.

Lyle J. Fitterer, CFA, CPA

Municipal Bond Fund and its predecessor since 2000

Mr. Fitterer joined Wells Capital Management as a Portfolio Manager in 2005 where he is Managing Director and head of the Fixed Income Team and Senior Portfolio Manager for Customized Fixed Income. Prior to joining Wells Capital Management he was with Strong Capital Management, Inc. (“SCM”) since 1989 where he served as Director of Customized Fixed Income since 2000. He served first as a mutual fund accountant and later as an analyst and trader in the fixed income department, specializing in mortgage and asset-backed securities. He has also traded equity and derivative securities for SCM’s hedge funds and equity mutual funds and was a portfolio manager from January 1996 to November 1998 and returned to portfolio management in March 2000. He joined Strong Administrator Client Services as Managing Director in November 1998, where he was responsible for overseeing the institutional and intermediary sales organization. He received his B.S. degree in Accounting from the University of North Dakota.

Stephen Galiani

California Limited-Term Tax-Free Fund since 2001

California Tax-Free Fund and its predecessor since 1999

National Tax-Free Fund since 2000

Mr. Galiani joined Wells Capital Management in 1997. Prior to Wells Capital Management, he served as Director of Fixed Income from 1995 to 1997 for Qualivest Capital Management. He was President from 1990 to 1995 of Galiani Asset Management Corporation, an independent advisory practice. Mr. Galiani earned his B.A. degree in English from Manhattan College and his M.B.A. degree from Boston University.

64	Municipal Income Funds Prospectus

Duane A. McAllister, CFA

Minnesota Tax-Free Fund since 2005

Municipal Bond Fund and its predecessor since 2005

National Limited-Term Tax-Free Fund since 2005

Mr. McAllister joined Wells Capital Management as a Portfolio Manager in 2005. Prior to joining Wells Capital Management he was a municipal fund portfolio manager with SCM since May 2002. Prior to joining SCM, Mr. McAllister was a portfolio manager at AAL Capital Management Corporation from November 1995 to April 2002. From May 1994 to October 1995, he was a portfolio manager for Duff & Phelps Investment Management Company. Mr. McAllister received his bachelor’s degree in Finance from Northern Illinois University.

Adrian Van Poppel

Minnesota Tax-Free Fund since 2005

Mr. Van Poppel manages tax-free mutual funds, as well as separate accounts in Minnesota, Arizona and California. He joined Wells Capital Management in 1997 and was responsible for trading cash positions of repurchase agreements and sweep for all mutual funds. He has been with the firm and its parent company since he began his investment career in 1996. He earned a bachelor’s degree in Business Administration and Economics from Saint Mary’s College in Moraga, California. He is a member of the California Society of Municipal Analysts and the Municipal Bond Club of San Francisco.

Municipal Income Funds Prospectus	65

Glossary

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

Asset-Backed Securities

Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Average Effective Maturity

The average maturity for the debt securities in a portfolio, which takes into consideration the possibility that the issuer may call the security before its maturity date.

Below Investment-Grade

Securities rated BB or lower by S&P or Ba or lower by Moody’s Investor Services, or that may be unrated securities or securities considered to be “high risk.”

Business Day

Any day the New York Stock Exchange is open is a business day for the Funds.

Current Income

Earnings in the form of dividends or interest as opposed to capital growth.

Debt Securities

Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment has been sold separately.

Derivatives

Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions

Distributions of net investment income, realized net capital gains and/or returns of capital made by a Fund to its shareholders.

Diversified

A diversified fund, as defined under the 1940 Act, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Funds’ total assets. Non-diversified funds are not required to comply with these investment policies.

Dollar-Weighted Average Maturity

The average maturity for the debt securities in a portfolio on a dollar-for-dollar basis.

Duration

A measure of a security’s or portfolio’s sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

Electronic Funds Transfer

A process used to transfer funds electronically, rather than by check. Also called Automated Clearing House (ACH).

FDIC

The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

66	Municipal Income Funds Prospectus

Illiquid Security

A security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value determined by the Fund.

Institution

Institutional investors acting for themselves or on behalf of their customers in a fiduciary, advisory, agency, custodial or similar capacity. Institutional investors include, but are not limited to, banks, pension funds, insurance companies, foundations, trusts, etc., and broker-dealers and registered investment advisers that have an agreement with the distributor to offer a Fund’s shares through a particular investment product, program or account for which such broker-dealer or adviser will charge a fee.

Investment-Grade Securities

A type of bond rated in the top four investment categories by a nationally recognized statistical rating organization. Generally these are bonds whose issuers are considered to have a strong ability to pay interest and repay principal, although some investment-grade bonds may have some speculative characteristics.

Liquidity

The ability to readily sell a security at a fair price.

Money Market Instruments

High-quality, short-term instruments meeting the requirements of Rule 2a-7 of the 1940 Act, such as bankers’ acceptances, commercial paper, repurchase agreements, and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Mortgage-Backed Securities

Securities that represent an ownership interest in mortgage loans made by financial institutions to finance a borrower’s real estate purchase. These loans are packaged by issuers for sale to investors. As the underlying mortgage loans are paid by the borrowers, the investors receive payments of interest and principal.

Municipal Securities

Debt obligations of a state or local government entity. The funds may support general governmental needs or special projects. Virtually all municipal securities are exempt from federal income taxes and most are exempt from state and local income taxes, at least in the state of issue.

Nationally Recognized Statistical Ratings Organization (“NRSRO”)

A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.

Net Asset Value (“NAV”)

The value of a single fund share. It is determined by adding together all of a fund’s assets, subtracting accrued expenses and other liabilities, then dividing by the total number of outstanding shares.

Portfolio Turnover Rate, Turnover Ratio

The percentage of securities held in a Fund’s portfolio, other than short-term securities, that were bought or sold within a year.

Repurchase Agreement

An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Municipal Income Funds Prospectus	67

Glossary

Selling Agent

A person who has an agreement with the Funds’ distributors allowing the agent to sell a Fund’s shares.

Shareholder Servicing Agent

Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Statement of Additional Information

A document that supplements the disclosure made in the Prospectus.

Taxpayer Identification Number

Usually the Social Security Number for an individual or the Employer Identification Number for a corporation.

Total Return

The annual return on an investment, including capital appreciation and distributions. Total return calculations assume reinvestment of all distributions, reflect fee waivers and exclude sales loads.

U.S. Government Obligations

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

68	Municipal Income Funds Prospectus

Please find Wells Fargo Advantage Funds’ Privacy Policy inside this back cover.

WELLS FARGO ADVANTAGE FUNDS

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com Retail Investment Professionals: 888-877-9275 Institutional Investment Professionals: 866-765-0778 Web site: www.wellsfargo.com/advantagefunds

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE: Call: 1-800-222-8222, or visit our Web site at www.wellsfargo.com/advantagefunds

Write to:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266; or

Visit the SEC’s Web site at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:

SEC Public Reference Room

Washington, DC 20549-0102; or

by electronic request at publicinfo@sec.gov

Call: 1-800-SEC-0330 or 1-202-942-8090 for details

ADDITIONAL SERVICES QUESTIONS CAN BE ANSWERED BY CALLING YOUR INVESTMENT PROFESSIONAL

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

Printed on Recycled paper

© 2005 Wells Fargo Funds Management, LLC. All rights reserved.

www.wellsfargo.com/advantagefunds

RT53107 11-05

115MIAM/P1103 (11/05)

1CA Reg. No. 811-09253

WELLS FARGO

ADVANTAGE FUNDS

NOVEMBER 1, 2005

Prospectus

Wells Fargo Advantage Municipal Income Fund-sinvestor Class

Wells Fargo Advantage Intermediate Tax-Free Fund

Wells Fargo Advantage Municipal Bond Fund

Wells Fargo Advantage Short-Term Municipal Bond Fund

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Wells Fargo Advantage Wisconsin Tax-Free Fund

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund’s goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (“SEC”), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. (“Wells Fargo Bank”) or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

10/12/05 8:15:15 PM

Table of Contents	Municipal Income Funds

Please find Wells Fargo Advantage Funds’ Privacy Policy inside the back cover of this Prospectus.

Municipal Income Funds Overview

See the individual Fund descriptions in this Prospectus for further details.

Italicized and colored words appear that way only to denote their inclusion in the Glossary section of this Prospectus.

FUND (TICKER)	OBJECTIVE

Intermediate Tax-Free Fund (SIMBX)	Seeks current income exempt from federal income tax.

Municipal Bond Fund (SXFIX)	Seeks current income exempt from federal income tax.

Short-Term Municipal Bond Fund (STSMX)	Seeks current income exempt from federal income tax consistent with capital preservation.

Ultra Short-Term Municipal Income Fund (SMUAX)	Seeks current income exempt from federal income tax consistent with capital preservation.

Wisconsin Tax-Free Fund (SWFRX)	Seeks current income exempt from federal income tax and Wisconsin individual income tax.

4	Municipal Income Funds Prospectus

PRINCIPAL STRATEGIES

We invest principally in municipal securities. The Fund’s average effective maturity will typically be between 3 and 10 years.

We invest principally in municipal securities. The Fund’s average effective maturity will typically be between 5 and 20 years.

We invest principally in municipal securities. The Fund’s average effective maturity will typically be 3 years or less.

We invest principally in municipal securities. The Fund’s average effective maturity is typically 1 year or less.

We invest principally in municipal securities and debt obligations. These securities may be issued by (a) Wisconsin and its subdivisions, authorities, instrumentalities and corporations, (b) U.S. territories and possessions; and (c) any other issuer whose securities are exempt from federal income tax and Wisconsin individual income tax. The Fund’s average effective maturity will typically be between 5 and 20 years.

Municipal Income Funds Prospectus	5

Summary of Important Risks

This section summarizes important risks that relate to an investment in the Funds. All are important to your investment choice. Additional information about these and other risks is included in:

•	the individual Fund descriptions beginning on page 18;

•	the “Additional Strategies and General Investment Risks” section beginning on page 34; and

•	the Funds’ Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a Fund.

COMMON RISKS FOR THE FUNDS

Debt Securities

The Funds invest in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of instruments in a Fund’s portfolio. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt instruments held in a Fund, unless the instrument has adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

High Yield Securities

The Funds invest in debt securities that are in low or below investment-grade categories, or are unrated or in default at the time of purchase (sometimes referred to as “junk bonds” or high yield securities). Such securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and may be more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated or unrated debt securities may be less liquid and more difficult to value than higher-rated securities.

Municipal Securities

The Funds invest in municipal securities that rely on the creditworthiness or revenue production of their issuers or ancillary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio’s yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. Each Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, a Fund may own different obligations that pay interest based on the revenue of similar projects.

Although the Funds strive to invest in municipal securities and other securities with interest that is exempt from federal income taxes, including federal alternative minimum tax (“AMT”) for certain of the Funds, some income earned by Fund investments may be subject to such taxes.

The Funds take advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and we

6	Municipal Income Funds Prospectus

COMMON RISKS FOR THE FUNDS
cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by a Fund. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable.
Certain of the Funds invest in U.S. Government agency securities, such as the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”) and Federal Home Loan Banks (“FHLBs”). The FNMA guarantees full and timely payment of both interest and principal, while the FHLMC guarantees full and timely payment of interest and ultimate payment of principal. However, FNMA and FHLMC mortgage-backed securities are examples of the types of U.S. Government agency securities that are not backed by the full faith and credit of the U.S. Government. The mortgages underlying securities issued by the FNMA or FHLMC are typically conventional residential mortgages that are not insured or guaranteed, but conform to specific underwriting, size and maturity standards. Mortgage-backed securities issued by FHLBs also are not backed by the full faith and credit of the U.S. Government. The U.S. Government does not guarantee the market value or current yield of its obligations. There can be no assurance that the U.S. Government would provide financial support for U.S. Government agency securities that are not backed by the full faith and credit of the U.S. Government.

Municipal Income Funds Prospectus	7

FUND	SPECIFIC RISKS

Intermediate Tax-Free Fund	The Fund is primarily subject to the risks described under “Common Risks for the Funds” starting on page 6. Our active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains, which are taxable to you as non-exempt ordinary income when distributed by the Fund.

Municipal Bond Fund	The Fund is primarily subject to the risks described under “Common Risks for the Funds” starting on page 6. Our active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains, which are taxable to you as non-exempt ordinary income when distributed by the Fund.

Short-Term Municipal Bond Fund

The Fund is primarily subject to the risks described under “Common Risks for the Funds” starting on page 6. Our active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains, which are taxable to you as non-exempt ordinary income when distributed by the Fund.

Ultra Short-Term Municipal Income Fund

The Fund is primarily subject to the risks described in the “Common Risks for the Funds” section starting on page 6. In addition, our active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains, which are taxable to you as non-exempt ordinary income when distributed by the Fund.

Wisconsin Tax-Free Fund	The Fund is primarily subject to the risks described under “Common Risks for the Funds” starting on page 6. The Fund invests a majority of its assets in Wisconsin municipal securities, and so may be subject to risks associated with the economic conditions in the State of Wisconsin, which could affect Wisconsin municipal securities. For example, the Wisconsin economy relies significantly on its dairy products, motor vehicles, paper, meat products and small engines industries, and adverse conditions affecting these industries could have a disproportionate effect on Wisconsin’s municipal securities.

8	Municipal Income Funds Prospectus

Performance History

The information on the following pages shows you how each Fund has performed and illustrates the variability of a Fund’s returns over time. Each Fund’s average annual returns for one-, five- and ten-year periods (or for the life of the Fund, as applicable) are compared to the performance of an appropriate broad-based index.

Please remember that past performance before and after taxes is no guarantee of future results.

The Wells Fargo Advantage Intermediate Tax-Free Fund was organized as the successor fund to the Strong Intermediate Municipal Bond Fund. The Wells Fargo Advantage Municipal Bond Fund was organized as the successor fund to the Strong Municipal Bond Fund and the Strong Advisor Municipal Bond Fund, with the former being the accounting survivor. The Wells Fargo Advantage Short-Term Municipal Bond Fund was organized as the successor fund to the Strong Short-Term Municipal Bond Fund and the Strong Short-Term High Yield Municipal Fund, with the former being the accounting survivor. The Wells Fargo Advantage Ultra Short-Term Municipal Income Fund was organized as the successor fund to the Strong Ultra Short-Term Municipal Income Fund. The Wells Fargo Advantage Wisconsin Tax-Free Fund was organized as the successor fund to the Strong Wisconsin Tax-Free Fund. The predecessor Strong Funds were reorganized into the Wells Fargo Advantage FundsSM effective at the close of business on April 8, 2005. The historical performance and financial highlight information shown below and throughout this Prospectus for each Wells Fargo Advantage Fund reflects the historical information for its predecessor.

Municipal Income Funds Prospectus	9

Performance History

Intermediate Tax-Free Fund Investor Class Calendar Year Returns1*

Best Qtr.:	Q2 ‘02 • 3.84%	Worst Qtr.:	Q2 ‘04 • (1.48)%

*	The Fund’s year-to-date performance through September 30, 2005 was 2.33%.

The table below provides average annual total return information, both before and after taxes, for the Fund’s Investor Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts (“IRAs”).

Average annual total returns for the period ended 12/31/04	1 year	Life of Fund
Investor Class Returns Before Taxes (Incept. 7/31/01)[1]	4.93%	7.12%
Investor Class Returns After Taxes on Distributions	4.25%	6.83%
Investor Class Returns After Taxes on Distributions and Sale of Fund Shares	4.62%	6.55%
LB 7-Year Muni Index[2] (reflects no deduction for expenses or taxes)	3.15%	5.65%
[1]	Performance shown reflects the performance of the Investor Class shares of the predecessor Strong Intermediate Municipal Bond Fund.
[2]	Lehman Brothers 7-Year Municipal Bond Index.

10	Municipal Income Funds Prospectus

Municipal Bond Fund Investor Class Calendar Year Returns1*

Best Qtr.:	Q3 ‘04 • 7.12%	Worst Qtr.:	Q4 ‘99 • (3.59)%

*	The Fund’s year-to-date performance through September 30, 2005 was 4.21%.

The table below provides average annual total return information, both before and after taxes, for the Fund’s Investor Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs.

Average annual total returns for the period ended 12/31/04	1 year	5 years	10 years
Investor Class Returns Before Taxes (Incept. 10/23/86)[1]	10.30%	6.27%	5.63%
Investor Class Returns After Taxes on Distributions	10.30%	6.27%	5.63%
Investor Class Returns After Taxes on Distributions and Sale of Fund Shares	8.37%	6.05%	5.59%
LB Muni Index[2] (reflects no deduction for expenses or taxes)	4.48%	7.20%	7.06%
[1]	Performance shown reflects the performance of the Investor Class shares of the predecessor Strong Municipal Bond Fund.
[2]	Lehman Brothers Municipal Bond Index.

Municipal Income Funds Prospectus	11

Performance History

Short-Term Municipal Bond Fund Investor Class Calendar Year Returns1*

Best Qtr.:	Q3 ‘95 • 2.39%	Worst Qtr.:	Q2 ‘99 • (0.77)%

*	The Fund’s year-to-date performance through September 30, 2005 was 2.02%.

The table below provides average annual total return information, both before and after taxes, for the Fund’s Investor Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs.

Average annual total returns for the period ended 12/31/04	1 year	5 years	10 years
Investor Class Returns Before Taxes (Incept. 12/31/91)[1]	3.21%	4.50%	4.63%
Investor Class Returns After Taxes on Distributions	3.20%	4.50%	4.63%
Investor Class Returns After Taxes on Distributions and Sale of Fund Shares	3.20%	4.44%	4.62%
LB 3-Year Muni Index[2] (reflects no deduction for expenses or taxes)	1.78%	4.78%	4.97%
[1]	Performance shown reflects the performance of the Investor Class shares of the predecessor Strong Short-Term Municipal Bond Fund.
[2]	Lehman Brothers 3-Year Municipal Bond Index.

12	Municipal Income Funds Prospectus

Ultra Short-Term Municipal Income Fund Investor Class Calendar Year Returns1*

Best Qtr.:	Q3 ‘96 • 1.67%	Worst Qtr.:	Q1 ‘04 • (0.12)%

*	The Fund’s year-to-date performance through September 30, 2005 was 1.57%.

The table below provides average annual total return information, both before and after taxes, for the Fund’s Investor Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs.

Average annual total returns for the period ended 12/31/04	1 year	5 years	Life of Fund
Investor Class Returns Before Taxes (Incept. 11/30/95)[1]	0.74%	2.55%	3.43%
Investor Class Returns After Taxes on Distributions	0.74%	2.55%	3.43%
Investor Class Returns After Taxes on Distributions and Sale of Fund Shares	1.24%	2.66%	3.49%
LB 1-Year Muni Index[2] (reflects no deduction for expenses or taxes)	1.06%	3.53%	3.82%
[1]	Performance shown reflects the performance of the Investor Class shares of the predecessor Strong Ultra Short-Term Municipal Income Fund.
[2]	Lehman Brothers 1-Year Municipal Bond Index.

Municipal Income Funds Prospectus	13

Performance History

Wisconsin Tax-Free Fund Investor Class Calendar Year Returns1*

Best Qtr.:	Q3 ‘02 • 4.69%	Worst Qtr.:	Q2 ‘04 • (1.76)%

*	The Fund’s year-to-date performance through September 30, 2005 was 2.56%.

The table below provides average annual total return information, both before and after taxes, for the Fund’s Investor Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Average annual total returns for the period ended 12/31/04	1 year	Life of Fund
Investor Class Returns Before Taxes (Incept. 4/6/01)[1]	4.32%	6.65%
Investor Class Returns After Taxes on Distributions	4.00%	6.51%
Investor Class Returns After Taxes on Distributions and Sale of Fund Shares	4.49%	6.30%
LB Muni Index[2] (reflects no deduction for expenses or taxes)	2.70%	5.91%
[1]	Performance shown reflects the performance of the Investor Class shares of the predecessor Strong Wisconsin Tax-Free Fund.
[2]	Lehman Brothers Municipal Bond Index.

14	Municipal Income Funds Prospectus

Municipal Income Funds	Summary of Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

SHAREHOLDER FEES (fees paid directly from your investments)

All Funds
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the Net Asset Value (“NAV”) at purchase)	None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
	Intermediate Tax-Free Fund	Municipal Bond Fund	Short-Term Municipal Bond Fund	Ultra Short-Term Municipal Income Fund	Wisconsin Tax-Free Fund
Management Fees[1]	0.40%	0.40%	0.39%	0.39%	0.40%
Distribution (12b-1) Fees	0.00%	0.00%	0.00%	0.00%	0.00%
Other Expenses[2]	0.89%	0.93%	0.79%	0.79%	0.92%

TOTAL ANNUAL FUND OPERATING EXPENSES	1.29%	1.33%	1.18%	1.18%	1.32%
Fee Waivers	0.54%	0.53%	0.52%	0.46%	0.57%

NET EXPENSES[3]	0.75%	0.80%	0.66%	0.72%	0.75%
[1]	The Funds’ investment adviser has implemented a breakpoint schedule for the Funds’ management fees. The management fees charged to the Funds will decline as a Fund’s assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Funds is as follows: 0.40% for assets from $0 to $499 million; 0.35% for assets from $500 million to $999 million; 0.30% for assets from $1 billion to $2.99 billion; 0.275% for assets from $3 billion to $4.99 billion; and 0.25% for assets $5 billion and higher.
[2]	Other expenses may include expenses payable to affiliates of Wells Fargo & Company. Other expenses have been adjusted as necessary from amounts incurred during each Fund’s most recent fiscal year to reflect current fees and expenses.
[3]	The adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain each Fund’s net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with the approval of the Board of Trustees.

Municipal Income Funds Prospectus	15

Municipal Income Funds	Summary of Expenses

EXAMPLE OF EXPENSES

These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return, the reinvestment of all dividends and distributions, and that fund operating expenses remain the same. The fee waivers shown in the table of Annual Fund Operating Expenses are not reflected in the 3, 5 and 10 year examples. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period.

	Intermediate Tax-Free Fund	Municipal Bond Fund	Short-Term Municipal Bond Fund	Ultra Short-Term Municipal Income Fund	Wisconsin Tax-Free Fund
1 YEAR	$77	$82	$67	$74	$77
3 YEARS	$356	$369	$323	$329	$362
5 YEARS	$656	$678	$599	$605	$669
10 YEARS	$1,509	$1,555	$1,386	$1,391	$1,540

16	Municipal Income Funds Prospectus

Key Information

In this Prospectus, “we” generally refers to Wells Fargo Funds Trust (the “Trust”), or Wells Fargo Funds Management, LLC (“Funds Management”), the Funds’ investment adviser. “We” may also refer to the Funds’ other service providers. “You” refers to the shareholder or potential investor.

Important information you should look for as you decide to invest in a Fund:

The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

Investment Objective and Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

•	what the Fund is trying to achieve;

•	how we intend to invest your money; and

•	what makes the Fund different from the other Funds offered in this Prospectus.

Permitted Investments

Provides a summary of each Fund’s key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of “the Fund’s assets” are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of each Fund concerning “80% of the Fund’s assets” may only be changed with shareholder approval.

Important Risk Factors

Describes the key risk factors for each Fund, and includes risks described in the “Summary of Important Risks” and “Additional Strategies and General Investment Risks” sections.

Italicized and colored words appear that way only to denote their inclusion in the Glossary section of this Prospectus.

Municipal Income Funds Prospectus	17

Intermediate Tax-Free Fund

Portfolio Managers:    Lyle J. Fitterer, CFA, CPA and Duane A. McAllister, CFA

Investment Objective

The Intermediate Tax-Free Fund seeks current income exempt from federal income tax.

Investment Strategies

We invest principally in municipal securities. While we reserve the right to invest up to 20% of the Fund’s assets in securities that pay interest subject to the federal income tax or federal AMT, we currently intend under normal conditions to avoid investing in securities that pay interest subject to the federal income tax or AMT. We conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving—based on improving financial trends, positive industry/sector dynamics, improving economic conditions or specific demographic trends. We invest in municipal securities that pay interest exempt from both federal income tax and the federal AMT. We expect the Fund’s average effective maturity to be between 3 and 10 years.

Permitted Investments

Under normal circumstances, we invest:

•	at least 80% of the Fund’s assets in municipal securities that pay interest exempt from federal income tax and the federal AMT;

•	up to 20% of the Fund’s assets in securities that pay interest subject to federal income tax, including the federal AMT, such as U.S. Government obligations, bank and corporate obligations, and short-term debt securities; and

•	up to 15% of total assets in below investment-grade municipal securities, including unrated securities which we classify as below investment-grade quality.

Important Risk Factors

The Fund is primarily subject to the risks described under “Common Risks for the Funds” starting on page 6.

We invest in municipal securities that are in low or below investment-grade categories, or are unrated. These securities are “high risk” securities and are sometimes referred to as “junk bonds.” Such municipal securities have a much greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower rated or unrated municipal securities may be less liquid and more difficult to value than higher-rated securities.

In addition, our active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

You should consider these risks along with the “Additional Strategies and General Investment Risks” section beginning on page 34. These considerations are all important to your investment choice.

18	Municipal Income Funds Prospectus

Intermediate Tax-Free Fund	Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past five years (or for the life of the Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information for the period ended June 30, 2005 and PricewaterhouseCoopers LLP audited this information for all prior periods. Their reports and the Fund’s financial statements, are also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	INVESTOR CLASS SHARES—COMMENCED ON JULY 31, 2001

For the period ended:	June 30, 2005[4]	October 31, 2004	October 31, 2003	October 31, 2002	October 31, 2001
Net asset value, beginning of period	$11.02	$10.78	$10.48	$10.25	$10.00
Income from investment operations:
Net investment income (loss)	0.24	0.39	0.41	0.45	0.11
Net realized and unrealized gain (loss) on investments	0.03	0.29	0.30	0.26	0.25
Total income from investment operations	0.27	0.68	0.71	0.71	0.36
Less distributions:
Distributions from net investment income	(0.24)	(0.39)	(0.41)	(0.45)	(0.11)
Distributions from net realized gain	(0.24)	(0.05)	0.00	(0.03)	0.00
Total distributions	(0.48)	(0.44)	(0.41)	(0.48)	(0.11)
Net asset value, end of period	$10.81	$11.02	$10.78	$10.48	$10.25
Total return[1]	2.56%	6.44%	6.84%	7.10%	3.60%
Ratios/supplemental data:
Net assets, end of period (000s)	$71,870	$41,936	$50,890	$33,654	$2,005
Ratios to average net assets[3]
Ratio of expenses to average net assets	0.59%	0.49%	0.43%	0.07%	0.01%
Ratio of net investment income (loss) to average net assets	3.32%	3.60%	3.76%	4.20%	4.30%
Portfolio turnover rate[5]	57%	95%	190%	225%	115%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses (annualized)[2], 3	1.21%	1.15%	1.16%	1.43%	4.51%
[1]	Total returns would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are annualized.
[2]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[3]	Ratios shown for periods of less than one year are annualized.
[4]	The Fund changed its fiscal year-end from October 31 to June 30.
[5]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Municipal Income Funds Prospectus	19

This page intentionally left blank

Municipal Bond Fund

Portfolio Managers:    Lyle J. Fitterer, CFA, CPA; Duane A. McAllister, CFA

Investment Objective

The Municipal Bond Fund seeks current income exempt from federal income tax.

Investment Strategies

We invest principally in municipal securities that pay interest exempt from federal income tax. We conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions and specific demographic trends. We expect the Fund’s average effective maturity to be between 5 and 20 years.

Permitted Investments

Under normal circumstances, we invest:

•	at least 80% of the Fund’s assets in municipal securities that pay interest exempt from federal income tax, but not necessarily the federal AMT;

•	up to 20% of the Fund’s assets in securities that pay interest subject to federal income tax, such as U.S. Government obligations, bank and corporate obligations, and short-term debt securities; and

•	up to 25% of total assets in below investment-grade municipal securities, including unrated securities which we classify as below investment-grade quality.

We may invest any amount of our assets in securities, including municipal securities, that may produce income subject to the federal AMT.

Important Risk Factors

The Fund is primarily subject to the risks described under “Common Risks for the Funds” starting on page 6. We invest in municipal securities that are in low or below investment-grade categories, or are unrated. These securities are “high risk” securities and are sometimes referred to as “junk bonds.” Such municipal securities have a much greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower rated or unrated municipal securities may be less liquid and more difficult to value than higher-rated securities. In addition, our active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains, which are taxable to you as non-exempt ordinary income when distributed by the Fund.

You should consider these risks along with the “Additional Strategies and General Investment Risks” section beginning on page 34. These considerations are all important to your investment choice.

Municipal Income Funds Prospectus	21

Municipal Bond Fund

This table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information for the period ended June 30, 2005 and PricewaterhouseCoopers LLP audited this information for all prior periods. Their reports and the Fund’s financial statements, are also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	INVESTOR CLASS SHARES—COMMENCED ON OCTOBER 23, 1986
For the period ended:	June 30, 2005[5]	October 31, 2004	October 31, 2003	October 31, 2002
Net asset value, beginning of period	$9.47	$8.89	$8.73	$8.89
Income from investment operations:
Net investment income (loss)	0.27	0.42	0.39	0.37
Net realized and unrealized gain (loss) on investments	0.13	0.58	0.17	(0.16)
Total income from investment operations	0.40	1.00	0.56	0.21
Less distributions:
Distributions from net investment income	(0.27)	(0.42)	(0.40)	(0.37)
Distributions from net realized gain	0.00	0.00	0.00	0.00
Total distributions	(0.27)	(0.42)	(0.40)	(0.37)
Net asset value, end of period	$9.60	$9.47	$8.89	$8.73
Total return[1]	4.31%	11.52%	6.52%	2.44%
Ratios/supplemental data:
Net assets, end of period (MM)	$201,608	$185,717	$209,152	$243,289
Ratios to average net assets[2]:
Ratio of expenses to average net assets	0.80%	0.81%	0.81%	1.08%
Ratio of net investment income (loss) to average net assets	4.32%	4.72%	4.40%	4.23%
Portfolio turnover rate[6]	68%	100%	121%	95%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2]	0.98%[3]	0.84%[3]	0.81%	1.08%
[1]	Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[2]	Ratios shown for periods of less than one year are annualized.
[3]	During this period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[4]	In 2000, the Fund changed its fiscal year-end from August to October.
[5]	The Fund changed its fiscal year-end from October 31 to June 30.
[6]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

22	Municipal Income Funds Prospectus

Financial Highlights

October 31, 2001	October 31, 2000[4]	August 31, 2000
$8.58	$8.78	$9.37

0.41	0.08	0.50
0.31	(0.20)	(0.59)
0.72	(0.12)	(0.09)

(0.41)	(0.08)	(0.50)
0.00	0.00	0.00
(0.41)	(0.08)	(0.50)
$8.89	$8.58	$8.78
8.62%	(1.41)%	(0.86)%

$261,010	$259,376	$273,650

0.92%	0.76%	0.76%
4.80%	5.24%	5.61%
118%	7%	19%
0.95%[3]	0.76%	0.76%

Municipal Income Funds Prospectus	23

This page intentionally left blank

Short-Term Municipal Bond Fund

Portfolio Manager:    Lyle J. Fitterer, CFA, CPA

Investment Objective

The Short-Term Municipal Bond Fund seeks current income exempt from federal income tax consistent with capital preservation.

Investment Strategies

We invest principally in municipal securities that pay interest exempt from federal income tax. We conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions and specific demographic trends. Under normal circumstances, we expect the Fund’s average effective maturity to be 3 years or less.

Permitted Investments

Under normal circumstances, we invest:

•	at least 80% of the Fund’s assets in municipal securities that pay interest exempt from federal income tax, but not necessarily the federal AMT;

•	up to 20% of the Fund’s assets in securities that pay interest subject to federal income tax, such as U.S. Government obligations, bank and corporate obligations, and short-term debt securities; and

•	up to 15% of total assets in below investment-grade municipal securities, including unrated securities which we classify as below investment-grade quality.

We may invest any amount of our total assets in securities, including municipal securities, that may produce income subject to the federal AMT.

Important Risk Factors

The Fund is primarily subject to the risks described under “Common Risks for the Funds” starting on page 6. We invest in municipal securities that are in low or below investment-grade categories, or are unrated. These securities are “high risk” securities and are sometimes referred to as “junk bonds.” Such municipal securities have a much greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower rated or unrated municipal securities may be less liquid and more difficult to value than higher-rated securities. In addition, our active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains, which are taxable to you as non-exempt ordinary income when distributed by the Fund.

You should consider these risks along with the “Additional Strategies and General Investment Risks” section beginning on page 34. These considerations are all important to your investment choice.

Municipal Income Funds Prospectus	25

Short-Term Municipal Bond Fund

This table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information, for the period ended June 30, 2005 and PricewaterhouseCoopers LLP audited this information for all prior periods. Their reports and the Fund’s financial statements, are also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	INVESTOR CLASS SHARES—COMMENCED ON DECEMBER 31, 1991

For the period ended:	June 30, 2005[5]	October 31, 2004	October 31, 2003	October 31, 2002
Net asset value, beginning of period	$9.85	$9.83	$9.72	$9.78
Income from investment operations:
Net investment income (loss)	0.20	0.31	0.35	0.40
Net realized and unrealized gain (loss) on investments	(0.02)	0.02	0.11	(0.06)
Total income from investment operations	0.18	0.33	0.46	0.34
Less distributions:
Distributions from net investment income	(0.20)	(0.31)	(0.35)	(0.40)
Distributions from net realized gain	0.00[4]	0.00	0.00	0.00
Total distributions	(0.20)	(0.31)	(0.35)	(0.40)
Net asset value, end of period	$9.83	$9.85	$9.83	$9.72
Total return[1]	1.87%	3.37%	4.82%	3.52%
Ratios/supplemental data:
Net assets, end of period (000s)	$657,403	$484,450	$644,324	$592,996
Ratios to average net assets[2]:
Ratio of expenses to average net assets	0.66%	0.66%	0.64%	0.61%
Ratio of net investment income (loss) to average net assets	3.07%	3.12%	3.57%	4.07%
Portfolio turnover rate[7]	75%	69%	84%	68%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2]	0.87%[6]	0.69%[6]	0.64%	0.61%
[1]	Total returns would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[2]	Ratios shown for periods of less than one year are annualized.
[3]	In 2000, the Fund changed its fiscal year-end from August to October.
[4]	Amount calculated is less than $0.005.
[5]	The Fund changed its fiscal year-end from October 31 to June 30.
[6]	During this period, various fees and expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[7]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

26	Municipal Income Funds Prospectus

Financial Highlights

October 31, 2001	October 31, 2000[3]	August 31, 2000
$9.62	$9.64	$9.76

0.44	0.08	0.46

0.16	(0.02)	(0.12)
0.60	0.06	0.34

(0.44)	(0.08)	(0.46)
0.00	0.00	0.00
(0.44)	(0.08)	(0.46)
$9.78	$9.62	$9.64
6.38%	0.61%	3.61%

$504,661	$316,963	$307,282

0.62%	0.60%	0.60%

4.54%	4.89%	4.78%
74%	9%	49%

0.62%	0.60%	0.60%

Municipal Income Funds Prospectus	27

This page intentionally left blank

Ultra Short-Term Municipal Income Fund

Portfolio Managers:    Wendy Casetta and Lyle J. Fitterer, CFA, CPA

Investment Objective

The Ultra Short-Term Municipal Income Fund seeks current income exempt from federal income tax consistent with capital preservation.

Investment Strategies

We invest in a portfolio of short-term municipal securities. We invest principally in municipal securities that pay interest exempt from federal income tax. We conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions and specific demographic trends. Under normal circumstances, we expect the Fund’s average effective maturity to be 1 year or less.

Permitted Investments

Under normal circumstances, we invest:

•	at least 80% of the Fund’s assets in municipal securities that pay interest exempt from federal income tax, but not necessarily the federal AMT;

•	up to 20% of the Fund’s assets in securities that pay interest subject to federal income tax, such as U.S. Government obligations, bank and corporate securities, and other short-term debt securities; and

•	up to 10% of total assets in below investment-grade municipal securities, including unrated securities which we classify as below investment-grade quality.

We may invest any amount of our total assets in securities, including municipal securities, that may produce income subject to the federal AMT.

As part of our below investment-grade municipal securities investment strategy, we will generally invest in securities that are rated at least “BB” by S&P or “Ba” by Moody’s, or that are unrated but deemed by us to be of comparable quality.

Important Risk Factors

The Fund is primarily subject to the risks described under the “Common Risks for the Funds” starting on page 6.

We invest in municipal securities that are low or below investment-grade categories, or are unrated. These securities are ‘high risk” securities and are sometimes referred to as “junk bonds.” Such municipal securities have a much greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower rated or unrated municipal securities may be less liquid and more difficult to value than higher-rated securities. In addition, our active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains, which are taxable to you as non-exempt ordinary income when distributed by the Fund.

You should consider these risks along with the “Additional Strategies and General Investment Risks” section beginning on page 34. These considerations are all important to your investment choice.

Municipal Income Funds Prospectus	29

Ultra Short-Term Municipal Income Fund

This table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information for the period ended June 30, 2005 and PricewaterhouseCoopers LLP audited this information for all prior periods. Their reports and the Fund’s financial statements, are also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	INVESTOR CLASS SHARES—COMMENCED ON NOVEMBER 30, 1995

For the period ended:	June 30, 2005[5]	October 31, 2004	October 31, 2003	October 31, 2002
Net asset value, beginning of period	$4.83	$4.87	$4.88	$4.94
Income from investment operations:
Net investment income (loss)	0.08	0.10	0.12	0.15
Net realized and unrealized gain (loss) on investments	(0.06)	(0.04)	0.00	(0.06)
Total income from investment operations	0.02	0.06	0.12	0.09
Less distributions:
Distributions from net investment income	(0.08)	(0.10)	(0.13)	(0.15)
Distributions from net realized gain	0.00	0.00	0.00	0.00
Total distributions	(0.08)	(0.10)	(0.13)	(0.15)
Net asset value, end of period	$4.77	$4.83	$4.87	$4.88
Total return[1]	0.44%	1.30%	2.38%	1.99%
Ratios/supplemental data:
Net assets, end of period (000s)	$556,121	$881,337	$1,401,082	$1,256,332
Ratios to average net assets[3]:
Ratio of expenses to average net assets	0.76%	0.73%	0.70%	0.69%
Ratio of net investment income (loss) to average net assets	2.53%	2.11%	2.39%	3.12%
Portfolio turnover rate[6]	47%	72%	128%	76%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[3]	0.90%	0.75%[2]	0.70%	0.69%
[1]	Total returns would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[2]	During this period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[3]	Ratios shown for periods of less than one year are not annualized.
[4]	In 2000, the Fund changed its fiscal year-end from February to October.
[5]	The Fund changed its fiscal year-end from October 31 to June 30.
[6]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

30	Municipal Income Funds Prospectus

Financial Highlights

October 31, 2001	October 31, 2000[4]	Feb. 29, 2000
$4.95	$4.96	$5.04

0.21	0.16	0.21

(0.01)	(0.01)	(0.08)
0.20	0.15	0.13

(0.21)	(0.16)	(0.21)
0.00	0.00	0.00
(0.21)	(0.16)	(0.21)
$4.94	$4.95	$4.96
4.03%	2.97%	2.70%

$1,274,877	$1,193,425	$1,792,172

0.66%	0.57%	0.58%

4.15%	4.67%	4.26%
71%	37%	35%

0.66%	0.62%	0.63%

Municipal Income Funds Prospectus	31

Wisconsin Tax-Free Fund

Portfolio Managers:    Lyle J. Fitterer, CFA, CPA

Investment Objective

The Wisconsin Tax-Free Fund seeks a high level of current income exempt from federal income tax and Wisconsin individual income tax, without assuming undue risk.

Investment Strategies

We invest principally in municipal securities and debt obligations with interest exempt from both federal income tax (including federal AMT) and Wisconsin individual income tax. These securities may be issued by (a) Wisconsin and its subdivisions, authorities, instrumentalities and corporations, (b) U.S. territories and possessions; and (c) any other issuer whose securities are exempt from federal income tax and Wisconsin individual income tax. We conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions and specific demographic trends. We expect the Fund’s average effective maturity to be between 5 and 20 years.

Permitted Investments

Under normal circumstances, we invest:

•	at least 80% of the Fund’s assets in municipal securities that pay interest exempt from federal income tax, including federal AMT, and Wisconsin individual income tax;

•	up to 20% of the Fund’s assets in securities that pay interest subject to federal income tax, such as U.S. Government obligations, bank and corporate obligations, and short-term debt securities;

•	up to 10% of total assets in below investment-grade municipal securities, including unrated securities which we classify as below investment-grade quality;

•	up to 25% of total assets in industrial development bonds; and

•	up to 25% of total assets in municipal leases.

Important Risk Factors

The Fund is primarily subject to the risks described under “Common Risks for the Funds” starting on page 6. We invest in municipal securities that are in low or below investment-grade categories, or are unrated. These securities are “high risk” securities and are sometimes referred to as “junk bonds.” Such municipal securities have a much greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower rated or unrated municipal securities may be less liquid and more difficult to value than higher-rated securities.

Since we invest a majority of the Fund’s total assets in Wisconsin municipal securities, conditions in Wisconsin are likely to affect the Fund’s investments. The Wisconsin economy relies significantly on its dairy products, motor vehicles, and paper, meat products and small engines industries, and adverse conditions affecting these industries could have a disproportionate effect on Wisconsin municipal securities. See the Statement of Additional Information for a more detailed discussion of the special considerations affecting Wisconsin municipal securities. Additionally, because the Fund currently holds over 25% of its total assets in debt obligations issued by Puerto Rico, adverse conditions or other events affecting Puerto Rico could have a disproportionate effect on these holdings.

You should consider these risks along with the “Additional Strategies and General Investment Risks” section beginning on page 34. These considerations are all important to your investment choice.

32	Municipal Income Funds Prospectus

Wisconsin Tax-Free Fund	Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past five years (or for the life of the Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information for the period ended June 30, 2005 and PricewaterhouseCoopers LLP audited this information for all prior periods. Their reports and the Fund’s financial statements, are also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	INVESTOR CLASS SHARES—COMMENCED ON APRIL 6, 2001

For the period ended:	June 30, 2005[5]	October 31, 2004	October 31, 2003	October 31, 2002	October 31, 2001
Net asset value, beginning of period	$10.80	$10.69	$10.56	$10.36	$10.00
Income from investment operations:
Net investment income (loss)	0.28	0.44	0.44	0.48	0.27
Net realized and unrealized gain (loss) on investments	0.06	0.16	0.13	0.21	0.36
Total income from investment operations	0.34	0.60	0.57	0.69	0.63
Less distributions:
Distributions from net investment income	(0.28)	(0.44)	(0.44)	(0.48)	(0.27)
Distributions from net realized gain	(0.16)	(0.05)	0.00	(0.01)	0.00
Total distributions	(0.44)	(0.49)	(0.44)	(0.49)	(0.27)
Net asset value, end of period	$10.70	$10.80	$10.69	$10.56	$10.36
Total return[1]	3.26%	5.69%	5.45%	6.80%	6.36%
Ratios/supplemental data:
Net assets, end of period (000s)	$53,648	$48,109	$67,494	$65,477	$27,790
Ratios to average net assets[4]:
Ratio of expenses to average net assets	0.51%	0.40%	0.31%	0.05%	0.0%[3]
Ratio of net investment income (loss) to average net assets	3.96%	4.09%	4.08%	4.54%	4.71%
Portfolio turnover rate[6]	24%	17%	54%	95%	54%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2], 4	1.22%	1.17%	1.13%	1.14%	1.88%
[1]	Total returns would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[2]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[3]	Amount calculated is less than 0.005%.
[4]	Ratios shown for periods of less than one year are annualized.
[5]	The Fund changed its fiscal year-end from October 31 to June 30.
[6]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Municipal Income Funds Prospectus	33

Additional Strategies and General Investment Risks

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Advantage Funds. Certain common risks are identified in the “Summary of Important Risks” section on page 6. Other risks of mutual fund investing include the following:

•	Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

•	We cannot guarantee that a Fund will meet its investment objective.

•	We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not “make good” on any investment loss you may suffer, nor can anyone we contract with to provide services, such as investment advisers, offer or promise to make good on any such losses.

•	Share prices—and therefore the value of your investment will—increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

•	An investment in a single Fund, by itself, does not constitute a complete investment plan.

•	The Funds, except the Wisconsin Tax-Free Fund, employ an active trading investment strategy that results in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains, which are taxable to you as non-exempt ordinary income when distributed by the Fund.

•	Each Fund may continue to hold debt instruments that cease to be rated by a Nationally Recognized Statistical Ratings Organization (“NRSRO”) or whose ratings fall below the levels generally permitted for such Fund. Unrated or below investment-grade securities may be more susceptible to credit and interest rate risks than investment grade securities.

•	The Funds may invest in various derivative instruments. The term “derivatives” covers a broad range of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

•	We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, a Fund may not achieve its objective.

34	Municipal Income Funds Prospectus

What follows is a general list of the types of risks (some of which have been previously described) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk—The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk—The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Interest Rate Risk—The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk—The risk that a practice, such as lending portfolio securities or engaging in forward commitment or when-issued transactions, may increase a Fund’s exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk—The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk—The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

Prepayment/Extension Risk—The risk that prepayment rates on mortgage loans or other receivables will be higher or lower than expected, which can alter the duration of a mortgage-backed security, increase interest rate risk and reduce rates of return.

Regulatory Risk—The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

In addition to the general risks discussed above and under “Summary of Important Risks”, you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the “Important Risk Factors” in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

Municipal Income Funds Prospectus	35

Additional Strategies and General Investment Risks

Investment Practice/Risk

The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each investment practice. See the Statement of Additional Information for more information on these practices.

Remember, each Fund is designed to meet different investment needs and objectives.

		INTERMEDIATE TAX-FREE	MUNICIPAL BOND	SHORT-TERM MUNICIPAL BOND	ULTRA SHORT-TERM MUNICIPAL INCOME	WISCONSIN TAX FREE

INVESTMENT PRACTICE	PRINCIPAL RISK(S)
Borrowing Policies The ability to borrow money for temporary purposes (e.g. to meet shareholder redemptions).	Leverage Risk	●	●	●	●	●
Floating and Variable Rate Debt Instruments with interest rates that are adjusted either on a schedule or when an index or benchmark changes.	Interest Rate and Credit Risk	●	●	●	●	●
Forward Commitment, When-Issued and Delayed Delivery Transactions Securities bought or sold for delivery at a later date or bought or sold for a fixed price at a fixed date.	Interest Rate, Leverage and Credit Risk	●	●	●	●	●

High Yield Securities

Debt securities of lower quality that produce generally
higher rates of return. These securities, sometimes referred to as “junk bonds,” tend to be more sensitive to economic
conditions, more volatile and less liquid and are subject
to greater risk of default.

	Interest Rate and Credit Risk	●	●	●	●	●

Illiquid Securities

A security which may not be sold or disposed of in the
ordinary course of business within seven days of approximately the value determined for it by the Fund. Limited to 15%
of net assets.

	Liquidity Risk	●	●	●	●	●

Loans of Portfolio Securities

The practice of loaning securities to brokers, dealers and
financial institutions to increase returns on those
securities. Loans may be made up to 1940 Act limits
(currently one third of total assets, including the
value of collateral received).

	Credit, Counter-Party and Leverage Risk	●	●	●	●	●

Mortgage- and Asset-Backed Securities

Securities consisting of undivided fractional interests in
pools of consumer loans, such as mortgage loans, car loans,
credit card debt, or receivables held in trust.

	Interest Rate, Credit and Prepayment/Extension Risk	●	●	●	●	●

36	Municipal Income Funds Prospectus

		INTERMEDIATE TAX-FREE	MUNICIPAL BOND	SHORT-TERM MUNICIPAL BOND	ULTRA SHORT-TERM MUNICIPAL INCOME	WISCONSIN TAX-FREE

INVESTMENT PRACTICE	PRINCIPAL RISK(S)

Other Mutual Funds

Investments by the Fund in shares of other mutual funds, which may cause Fund shareholders to bear a pro rata portion of the other fund’s expenses, in addition to the expenses paid by the Fund.

	Market Risk	●	●	●	●	●
Private Activity Bonds Bonds that pay interest subject to the federal alternative minimum tax. Limited to 20% of net assets.	Interest Rate and Credit Risk	●	●	●	●	●
Repurchase Agreements A transaction in which the seller of a security agrees to buy back the security at an agreed upon time and price, usually with interest.	Credit and Counter- Party Risk	●	●	●	●	●

Municipal Income Funds Prospectus	37

Organization and Management of the Funds

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (the “Board”) supervises each Fund’s activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board supervises the Funds’ activities and approves the selection of various companies hired to manage the Funds’ operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

BOARD OF TRUSTEES
Supervises the Funds’ activities

Ú

INVESTMENT ADVISER	CUSTODIAN
Wells Fargo Funds Management, LLC 525 Market Street San Francisco, CA Manages the Funds’ investment activities	Wells Fargo Bank, N.A. 6th & Marquette Minneapolis, MN Provides safekeeping for the Funds’ assets

Ú

INVESTMENT SUB-ADVISER
Wells Capital Management Incorporated 525 Market Street San Francisco, CA Responsible for day-to-day portfolio management

Ú

ADMINISTRATOR	TRANSFER AGENT	SHAREHOLDER SERVICING AGENTS
Wells Fargo Funds Management, LLC 525 Market Street San Francisco, CA Manages the Funds’ business activities	Boston Financial Data Services, Inc. Two Heritage Drive Quincy, MA Maintains records of shares and supervises the payment of dividends	Various Agents Provides services to customers

Ú

FINANCIAL SERVICES FIRMS AND SELLING AGENTS
Advise current and prospective shareholders on Fund investments

Ú

SHAREHOLDERS

38	Municipal Income Funds Prospectus

The Investment Adviser

Funds Management serves as the investment adviser for each of the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to succeed the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Fund’s adviser is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser, who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under “Management Fees” in the front of this Prospectus. A discussion regarding the basis for the Board of Trustees approving the investment advisory and sub-advisory agreements of each Fund is available in the Funds’ annual report for the fiscal year ended June 30, 2005. As of June 30, 2005, Funds Management managed over $102 billion in mutual fund assets.

Dormant Multi-Manager Structure

The Board has adopted a dormant “multi-manager” structure for each Fund. Under this structure, a Fund and Funds Management would engage one or more sub-advisers to make day-to-day investment decisions for the Fund’s assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (i) change, add or terminate one or more sub-advisers; (ii) continue to retain a sub-adviser even though the sub-adviser’s ownership or corporate structure has changed; or (iii) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval of most of these types of recommendations, even if the Board approves the proposed action. Under the dormant “multi-manager” structure approved by the Board, the Funds will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board’s oversight and approval) to make decisions about the Fund’s sub-advisory arrangements without obtaining shareholder approval. The Funds will continue to submit matters to shareholders for their approval to the extent required by applicable law.

The Sub-Adviser

Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, is the sub-adviser for each of the Funds. In this capacity, it is responsible for the day-to-day investment management activities of the Funds. Wells Capital Management provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies and high net-worth individuals. As of June 30, 2005, Wells Capital Management managed assets aggregating in excess of $161 billion.

Wells Capital Management is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser.

The Administrator

Funds Management provides the Funds with administrative services, including general supervision of each Fund’s operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust’s Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct each Fund’s business.

Municipal Income Funds Prospectus	39

Organization and Management of the Funds

Shareholder Servicing Plan

We have a shareholder servicing plan for the Funds. Under this plan, we have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

The Transfer Agent

Boston Financial Data Services, Inc., (“BFDS”) provides transfer agency and distribution disbursing services to the Funds.

40	Municipal Income Funds Prospectus

Your Account

This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares

•	As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form by the transfer agent. The price of Fund shares is based on a Fund’s NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

•	Each Fund’s investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (“closing price”), and if there is no sale, based on the latest quoted bid prices. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when a Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security’s market price is still reliable and, if not, what fair market value to assign to the security. With respect to any portion of the Fund’s assets that are invested in other mutual funds, the Fund’s NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for further disclosure.

•	We determine the NAV of each class of the Funds’ shares each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), which is usually 4:00 p.m. (ET). We determine the NAV by subtracting each Fund class’ liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. See the Statement of Additional Information for further disclosure.

•	We process requests to buy or sell shares of the Funds each business day as of the close of regular trading on the NYSE, which is usually 4:00 p.m. (ET). If the NYSE closes early, the Funds will close early and will value their shares at such earlier time under these circumstances. Requests the transfer agent receives in proper form before this time are processed the same day. Requests the transfer agent receives after the cutoff time are processed the next business day.

•	The Funds are open for business on each day the NYSE is open for business. NYSE holidays generally include New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

Municipal Income Funds Prospectus	41

Your Account

Notes on Managing Your Account

Minimum Investments

•	Minimum initial investment of $2,500 per Fund, and $1,000 for a retirement account; and

•	$100 per Fund for all investments after your initial investment.

•	No minimum for current and retired employees, directors/trustees and officers of (i) Wells Fargo Advantage Funds (including any predecessor funds); (ii) Wells Fargo & Company and its affiliates; and (iii) family members of any of the above, if they sign up for the $50 monthly automatic investment purchase plan.

Institutions, through which investors may purchase Investor Class shares, may require different minimum investment amounts. Please consult your selling agent or a customer service representative from your Institution for specifics.

We may waive or reduce the minimum initial investment amount for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and Applications for the program through which you intend to invest.

How to Open an Account

You can open a Wells Fargo Advantage Funds account through any of the following means:

•	Directly with the Fund—Complete a Wells Fargo Advantage Funds Application, which you may obtain by visiting our Web site at www.wellsfargo.com/advantagefunds, by calling Investor Services at 1-800-222-8222, or from an authorized selling agent. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application.

•	Through a brokerage account with an approved selling agent; or

•	Through certain retirement, benefit and pension plans or certain packaged investment products (please see the providers of the plan for instructions).

In addition to payments made by the Funds for distribution and shareholder servicing, the Adviser, the Funds’ distributor or their affiliates, may pay out of their own assets, and at no cost to the Funds, significant amounts to selling or shareholder servicing agents in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders.

In return for these payments, the Funds may receive certain marketing or servicing advantages including, without limitation, inclusion of the Funds on a selling agent’s “preferred list”; providing “shelf space” for the placement of the Funds on a list of mutual funds offered as investment options to its clients; granting access to a selling agent’s registered representatives; providing assistance in training and educating the selling agent’s registered representatives and furnishing marketing support and other related services. Additionally, the Funds and their shareholders may receive certain services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by a Fund’s transfer agent (e.g., the maintenance of omnibus or omnibus—like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

Payments made by the Funds’ Adviser, distributor or their affiliates, for the advantages and services described above, may be fixed dollar amounts, may be based on a percentage of sales and/or assets

42	Municipal Income Funds Prospectus

under management or a combination of the above, and may be up-front or ongoing payments or both. Such payments may be based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of the value of shares sold to, or held by, customers of the selling or shareholder servicing agent, and may differ among selling and shareholder servicing agents.

In addition, representatives of the Funds’ distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits and any arrangement, such as sponsoring various contests and promotions to encourage the sale of Fund shares, may be paid for by the Adviser, the Funds’ distributor or its affiliates, subject to applicable NASD regulations.

Municipal Income Funds Prospectus	43

Your Account

The following section explains how you can buy shares directly from Wells Fargo Advantage Funds. For Funds held through brokerage and other types of accounts, please consult your selling agent.

GENERAL NOTES FOR PURCHASING FUND SHARES

•	The initial investment minimum is $2,500, or $1,000 for a retirement account.

•	Subsequent purchases may be made for a minimum of $100.

•	When mailing your application, payment or other documentation to Wells Fargo Advantage Funds, use the appropriate address below:

•	Mailing address:	Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266	Overnight Mail:	Wells Fargo Advantage Funds: ATTN: CCSU-Boston Financial 66 Brooks Drive Braintree, MA 02184

•	When wiring money to Wells Fargo Advantage Funds, provide the following wire instructions to your financial institution:

State Street Bank & Trust Boston, MA Bank Routing Number: ABA 011000028 Wire Purchase Account Number: 9905-437-1	Attention: Wells Fargo Advantage Funds (Name of Fund, Account Number, and Share Class) Account Name: (Registration Name of Account)

•	Your account will be credited on the business day that the transfer agent receives your application and payment in proper order. Failure to complete an Application properly may result in a delay in processing your request.

•	You begin to earn dividends on the business day after the transfer agent receives your purchase in proper form.

•	All purchases must be in U.S. dollars, and all checks must be drawn on U.S. banks.

•	For every check or Electronic Funds Transfer that is returned to us as unpaid you will be charged a $25 fee.

•	When all or a portion of a purchase is received for investment without a clear Fund designation or is designated for investment in one of our closed classes of Funds, we may deposit the undesignated portion or the entire amount, as applicable, into the Wells Fargo Advantage Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we accept your order.

•	Each Fund reserves the right to refuse or cancel a purchase or exchange order in cases where the acceptance of the order would, in the Fund’s determination, adversely impact the normal management or operations of the Fund.

•	The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

44	Municipal Income Funds Prospectus

How to Buy Shares

BY MAIL

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

•	Complete a Wells Fargo Advantage Funds Application. Be sure to indicate the full Fund name and the share class into which you intend to invest. You may obtain an application on-line (visit our Web site at www.wellsfargo.com/advantagefunds), by calling Investor Services at 1-800-222-8222, or from an authorized selling agent.

•	Enclose a check made out in the full name and share class of the Fund. For example, “Wells Fargo Advantage Wisconsin Tax-Free Fund, Investor Class.”

•	Mail the Application and payment to Wells Fargo Advantage Funds.

IF YOU ARE BUYING ADDITIONAL SHARES:

•	Make a check payable to the full name and share class of your Fund. Be sure to write your account number on the check.

•	Complete an investment slip or the payment stub/card from your statement if available, and mail to Wells Fargo Advantage Funds with the check.

•	To request a booklet of investment slips, please contact Investor Services at 1-800-222-8222.

BY PHONE

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

You can only make your first purchase of a Fund by phone if you already have an existing Wells Fargo Advantage Funds Account. If you do not currently have an account, complete a Wells Fargo Advantage Funds Application. Refer to the ‘By Mail’ section, above.

If you have a Wells Fargo Advantage Funds Account and want to buy into a new Fund, call Investor Services at 1-800-222-8222 for an Investor Services Representative to either:

•	transfer at least $2,500 (or $1,000 for retirement accounts) from a linked bank account, or

•	exchange at least $2,500 (or $1,000 for retirement accounts) worth of shares from an existing Wells Fargo Advantage Funds Account.

Call 1-800-368-7550 to the Wells Fargo Advantage Funds automated phone system (“automated phone system”) to:

•	exchange at least $2,500 (or $1,000 for retirement accounts) worth of shares from an existing Wells Fargo Advantage Funds Account.

IF YOU ARE BUYING ADDITIONAL SHARES:

To buy additional shares, call Investor Services at 1-800-222-8222, for an Investor Services Representative, or call 1-800-368-7550 to use the automated phone system to either:

•	transfer at least $100 from a linked bank account, or

•	exchange at least $100 worth of shares from an existing Wells Fargo Advantage Funds Account, or the remaining balance of your existing account.

Municipal Income Funds Prospectus	45

Your Account	How to Buy Shares

BY INTERNET ACCESS

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

To purchase shares of a Fund via the Internet, visit our Web site at www.wellsfargo.com/advantagefunds. If you do not have an account with Wells Fargo Advantage Funds, follow the instructions for opening an account. Once you have an account established, in order to complete your first purchase into the Fund, you must indicate the Fund name and the share class into which you intend to invest to either:

•	transfer at least $2,500 (or $1,000 for retirement accounts) from a linked bank account, or

•	exchange at least $2,500 (or $1,000 for retirement accounts) worth of shares from an existing Wells Fargo Advantage Funds Account.

Initial investments made on-line are limited to a maximum of $25,000.

IF YOU ARE BUYING ADDITIONAL SHARES:

To buy additional shares, visit our Web site at www.wellsfargo.com/advantagefunds to either:

•	transfer at least $100 from a linked bank account, or

•	exchange at least $100 worth of shares from an existing Wells Fargo Advantage Funds Account, or the remaining balance of your existing account.

On-line purchases are limited to a maximum of $100,000. Further information is available by calling Investor Services at 1-800-222-8222.

BY WIRE

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

You can make your first purchase of a Fund by wire. Complete a Wells Fargo Advantage Funds Application or open an account by Internet access as described above and follow the wire instructions on page 44. Wire purchases received by the transfer agent in proper form prior to the close of regular trading on the NYSE (which is usually 4:00 p.m. (ET)) are processed the same day and receive that day’s trade date.

IF YOU ARE BUYING ADDITIONAL SHARES:

Instruct your bank/financial institution to wire the amount you want to invest in accordance with the wire instructions on page 44. Wire purchases received by the transfer agent in proper form prior to the close of regular trading on the NYSE (which is usually 4:00 p.m. (ET)) are processed the same day and receive that day’s trade date. Be sure to have the wiring bank include your current Wells Fargo Advantage Funds account number and the name in which your account is registered.

IN PERSON

Visit our Investor Center in Menomonee Falls, Wisconsin, which is near Milwaukee. Visit our Web site or call an Investor Services Representative for hours of operation and directions to our Investor Center.

46	Municipal Income Funds Prospectus

How to Sell Shares

The following section explains how you can sell shares held directly through an account with Wells Fargo Advantage Funds. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

BY MAIL

•	To request a redemption, write a “Letter of Instruction” stating your name, your account number, the Fund you wish to redeem and the dollar amount you wish to receive (or write “Full Redemption”).

•	Make sure all the account owners sign the request exactly as their names appear on the account application.

•	Medallion guarantees are required for mailed redemption requests under the following circumstances: i) if the request is for over $100,000; ii) if the address on your account was changed within the last 30 days, or iii) if the redemption is made payable to a third party. You can get a medallion guarantee at a financial institution, such as a bank or brokerage house. We do not accept notarized signatures.

•	Mail to: Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

BY PHONE

•	Call Investor Services at 1-800-222-8222 for an Investor Services Representative, or call 1-800-368-7550 to use the automated phone system to request a redemption. Be prepared to provide your account number and Taxpayer Identification Number (usually your Social Security Number).

•	Unless you have instructed us otherwise, only one account owner needs to call in redemption requests.

•	Telephone privileges are automatically made available to you unless you specifically decline them on your Application or subsequently in writing.

•	Redemption requests may not be made by phone if the address on your account was changed in the last 30 days. In this event, you must request your redemption by mail, in accordance with the procedures listed above.

BY INTERNET ACCESS

Visit our Web site at www.wellsfargo.com/advantagefunds to process your redemption request. Redemptions requested on-line are limited to a minimum of $100 and a maximum of $100,000. Redemption proceeds may be remitted by check to your address of record, by Electronic Funds Transfer into a linked bank account, or by wire.

See “General Notes for Selling Shares,” below. Further information is available by calling Investor Services at 1-800-222-8222.

IN PERSON

Visit our Investor Center in Menomonee Falls, Wisconsin, which is near Milwaukee. Visit our Web site or call an Investor Services Representative for hours of operation and directions to our Investor Center.

Municipal Income Funds Prospectus	47

Your Account	How to Sell Shares

GENERAL NOTES FOR SELLING SHARES

•	We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff time are processed on the same business day.

•	Your shares earn dividends through the date of redemption. If you redeem shares on a Friday or prior to a holiday, shares will continue to earn dividends until the next business day.

•	The minimum redemption amount is $100 or the balance of your account.

•	You may request that redemption proceeds be sent to you by check, by ACH transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds and to waive any such fee for shareholders who maintain certain minimum account balances. Please contact your bank to verify any charges that they may assess for an incoming wire transfer.

•	We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check, through Electronic Funds Transfer or the Automatic Investment Plan have been collected. Payments may be held up to 7 days for check redemptions and for Electronic Funds Transfers. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

•	Generally, we pay redemption requests in cash, unless it is determined that the redemption would be to the detriment of a Fund and/or its shareholders. In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

•	If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

48	Municipal Income Funds Prospectus

Exchanges

Exchanges between Wells Fargo Advantage Funds involve two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

•	In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment. In addition, Investor Class shares may be exchanged for Class Z shares, as long as you meet the eligibility requirements for investment in Class Z shares. See the Class Z prospectus for details.

•	You should carefully read the prospectus for the Fund into which you wish to exchange.

•	Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

•	If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum first purchase amount for the new Fund, unless your balance has fallen below that amount due to market conditions.

•	Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

Frequent Purchases and Redemptions of Fund Shares

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including by disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund’s long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing the additional risk of the negative effects of excessive trading.

The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds’ policy and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Specifically, Funds Management monitors available shareholder trading information across all Funds on a daily basis and may temporarily suspend or permanently terminate purchase or exchange privileges of investors who complete more than two exchanges within a three-month period or seem to be following a timing pattern. In determining whether to suspend or terminate purchase or exchange privileges for such investors, Funds Management will consider the extent to which such trading activity is likely to be disruptive to the Fund. The extent to which trading activity may be disruptive depends on a number of factors including, but not limited to, the number of trades, the size of the trades relative to the size of the

Municipal Income Funds Prospectus	49

Exchanges

Fund and the type of Fund involved. If Funds Management determines that an account has engaged in timing activities in contravention of the Funds’ policies, the account is prevented from purchasing additional shares or making further exchanges. Once the account has redeemed all of its shares, the account is closed.

Funds Management’s ability to monitor trades that are placed by individual shareholders of omnibus accounts, which are accounts maintained by financial intermediaries on behalf of multiple beneficial shareholders, is severely limited because Funds Management does not have access to the underlying shareholder account information. However, Funds Management monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in market timing and to restrict excessive trading. There may be legal and technological limitations on the ability of financial intermediaries to restrict the trading practices of their clients, and they may follow policies that are different from the Funds’ policy. As a result, Funds Management’s ability to monitor and discourage excessive trading practices in omnibus accounts may be limited.

50	Municipal Income Funds Prospectus

Additional Services and Other Information

Automatic Plans

These plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur and specify an amount of at least $50. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222 for more information.

•	Automatic Investment Plan—With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.

•	Automatic Exchange Plan—With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the “Exchanges” section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

•	Systematic Withdrawal Plan—With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:

•	must have a Fund account valued at $10,000 or more;

•	must have your distributions reinvested; and

•	may not simultaneously participate in the Automatic Investment Plan.

•	Payroll Direct Deposit—With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.

It generally takes about ten days to establish a plan once we have received your instructions. It generally takes about five days to change or cancel participation in a plan. We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.

Income and Gain Distributions

The Funds make distributions of any net investment income monthly and any realized net capital gains at least annually.

We offer the following distribution options. To change your current option for payment of distributions, please call 1-800-222-8222.

•	Automatic Reinvestment Option—Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another option.

•	Check Payment Option—Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

•	Bank Account Payment Option—Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written Medallion Guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

Municipal Income Funds Prospectus	51

Additional Services and Other Information

•	Directed Distribution Purchase Option—Lets you buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the income is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

Remember, distributions have the effect of reducing NAV per share by the amount distributed.

Taxes

The following discussion regarding federal and certain state income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please also see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund’s shareholders substantially all of the Fund’s net investment income and realized net capital gains, if any. It is intended that distributions from a Fund’s net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT. It is intended that distributions attributable to tax-exempt securities of a state and its subdivisions will also not be subject to the state’s individual income taxes if the Fund primarily invests in such securities. For example, you generally won’t be subject to Wisconsin individual income tax on distributions from the Wisconsin Tax-Free Fund to the extent such distributions are attributable to the Fund’s Wisconsin state and municipal tax-exempt securities, although a portion of such distributions could be subject to the Wisconsin AMT. Distributions from a Fund’s ordinary income from other sources and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund’s net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders generally will not be able to deduct any distributions when determining their taxable income.

An individual’s net long-term capital gain is subject to a reduced maximum 15% rate of tax. A Fund’s long-term capital gain distributed to individual shareholders, if any, generally will qualify for the reduced rate of tax if attributable to the Fund’s sales and exchanges. Absent further legislation, this reduced rate of tax will expire after December 31, 2008.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

52	Municipal Income Funds Prospectus

Check Writing

Check writing is offered on the Investor Class shares of the Short-Term Municipal Bond and Ultra Short-Term Municipal Income Funds. Checks written on your account are subject to the Funds’ Prospectus and the terms and conditions found in the front of the book of checks. Sign up for free check writing when you open your account or call 1-800-222-8222 to add it to an existing account. Check redemptions must be for a minimum of $500. Checks will only be honored if written against purchases made more than ten days before the check is presented for payment. Checks may not be written to close an account.

Householding

To help keep Fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your selling agent.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to disclosure of its portfolio holdings is available in the Funds’ Statement of Additional Information and on the Funds’ website at www.wellsfargo.com/advantagefunds.

Retirement Accounts

We offer a wide variety of retirement accounts for individuals and institutions, including large and small businesses. Please contact Investor Services at 1-800-222-8222 for information on:

•	Individual Retirement Plans, including traditional IRAs and Roth IRAs.

•	Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)(7)s, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

There may be special distribution requirements for a retirement account. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually, and a $25 fee for transferring assets to another custodian or for closing a retirement account. If you sell shares from a non-IRA retirement account and you are eligible to roll the proceeds into another retirement plan, we will withhold a portion of the sale proceeds for federal income tax purposes, unless you transfer all of the proceeds to an eligible retirement plan.

Small Account Redemptions

We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). We will notify you approximately 60 days prior to such redemption and will provide you with the opportunity to make additional investments to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

Statements and Confirmations

Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions.

Statement Inquiries

Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Municipal Income Funds Prospectus	53

Additional Services and Other Information

Statement Reprints

Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

Transaction Authorizations

Telephone, electronic and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. We will not be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT Act

In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your social security number) and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your true identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, the Fund reserves the right to redeem your account at the current day’s NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

54	Municipal Income Funds Prospectus

Portfolio Managers

The Statement of Additional Information provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of securities in the Funds.

Wendy Casetta

Ultra Short-Term Municipal Income Fund since 2005

Ms. Casetta joined Wells Capital Management January 2005 with the acquisition of Strong Capital Management, Inc. (“SCM”) where she was a senior research analyst and portfolio manager for the Municipal Credit Research Team. Prior to that, from August of 1994 to May of 1998, she was a fixed income trader and investment associate at Barnett Capital Advisors. She began her career as an investment industry professional as a registered representative at Nicholas Company in 1993. Ms. Casetta earned her B.A. degree in finance from University of Wisconsin-Oshkosh and her M.B.A degree in business administration from the University of North Florida.

Lyle J. Fitterer, CFA, CPA

Intermediate Tax-Free Fund and its predecessor since 2001

Municipal Bond Fund and its predecessor since 2000

Short-Term Municipal Bond Fund and its predecessor since 2000

Ultra Short-Term Municipal Income Fund and its predecessor since 2000

Wisconsin Tax-Free Fund and its predecessor since 2001

Mr. Fitterer joined Wells Capital Management as a Portfolio Manager in 2005 where he is Managing Director and head of the Fixed Income Team and Senior Portfolio Manager for Customized Fixed Income. Prior to joining Wells Capital Management he was with SCM since 1989 where he served as Director of Customized Fixed Income since 2000. He served first as a mutual fund accountant and later as an analyst and trader in the fixed income department, specializing in mortgage and asset-backed securities. He has also traded equity and derivative securities for SCM’s hedge funds and equity mutual funds and was a portfolio manager from January 1996 to November 1998 and returned to portfolio management in March 2000. He joined Strong Institutional Client Services as Managing Director in November 1998, where he was responsible for overseeing the institutional and intermediary sales organization. He received his B.S. degree in Accounting from the University of North Dakota.

Duane A. McAllister, CFA

Intermediate Tax-Free Fund and its predecessor since 2005

Municipal Bond Fund and its predecessor since 2005

Mr. McAllister joined Wells Capital Management as a Portfolio Manager in 2005. Prior to joining Wells Capital Management he was a municipal fund portfolio manager with SCM since May 2002. Prior to joining SCM, Mr. McAllister was a portfolio manager at AAL Capital Management Corporation from November 1995 to April 2002. From May 1994 to October 1995, he was a portfolio manager for Duff & Phelps Investment Management Company. Mr. McAllister received his B.A. degree in Finance from Northern Illinois University.

Thomas Stoeckmann

Wisconsin Tax-Free Fund since 2005

Mr. Stoeckmann joined Wells Capital Management with the acquisition of SCM in January 2005 as a senior research analyst on the Municipal Fixed Income Team, specializing in transportation, education and project finance. He joined SCM in March 1993 and began as a municipal research analyst in February 1996. Mr. Stoeckmann earned his B.A. degree in financial management from Bob Jones University and his M.B.A. in business administration-finance degree from Marquette University.

Municipal Income Funds Prospectus	55

Glossary

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

Asset-Backed Securities

Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Average Effective Maturity

The average maturity for the debt securities in a portfolio, which takes into consideration the possibility that the issuer may call the security before its maturity date.

Below Investment-Grade

Securities rated BB or lower by S&P or Ba or lower by Moody’s Investor Services, or that may be unrated securities or securities considered to be “high risk.”

Business Day

Any day the New York Stock Exchange is open is a business day for the Funds.

Current Income

Earnings in the form of dividends or interest as opposed to capital growth.

Debt Securities

Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment has been sold separately.

Derivatives

Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions

Distributions of net investment income, realized net capital gains and/or returns of capital made by a Fund to its shareholders.

Duration

A measure of a security’s or portfolio’s sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

Electronic Funds Transfer

A process used to transfer funds electronically, rather than by check. Also called Automated Clearing House (ACH).

FDIC

The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

Illiquid Security

A security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value determined by the Fund.

Institution

Institutional investors acting for themselves or on behalf of their customers in a fiduciary, advisory, agency, custodial or similar capacity. Institutional investors include, but are not limited to, banks, pension funds, insurance companies, foundations, trusts, etc., and broker-dealers and registered investment advisers

56	Municipal Income Funds Prospectus

that have an agreement with the distributor to offer a Fund’s shares through a particular investment product, program or account for which such broker-dealer or adviser may charge a fee.

Investment-Grade Securities

A type of bond rated in the top four investment categories by a nationally recognized statistical rating organization. Generally these are bonds whose issuers are considered to have a strong ability to pay interest and repay principal, although some investment-grade bonds may have some speculative characteristics.

Liquidity

The ability to readily sell a security at a fair price.

Medallion Guarantee

A guarantee given by a financial institution that has verified the identity of the maker of the signature. The guarantee may be executed by an “eligible” guarantor. Eligible guarantors include Commercial Banks, Trust Companies, Savings Associations and Credit Unions, as defined by the Federal Deposit Insurance Act, and registered Broker-Dealers. The institution must provide a verifiable Stamp 2000 Medallion prior to submitting your signature. A guarantee from a Notary Public is not acceptable.

Money Market Instruments

High-quality short-term instruments meeting the requirements of Rule 2a-7 under the 1940 Act, such as bankers’ acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Moody’s

A nationally recognized statistical ratings organization.

Mortgage-Backed Securities

Securities that represent an ownership interest in mortgage loans made by financial institutions to finance a borrower’s real estate purchase. These loans are packaged by issuers for sale to investors. As the underlying mortgage loans are paid by the borrowers, the investors receive payments of interest and principal.

Municipal Securities

Debt obligations of a state or local government entity. The funds may support general governmental needs or special projects. Virtually all municipal securities are exempt from federal income taxes and most are exempt from state and local income taxes, at least in the state of issue.

Nationally Recognized Statistical Ratings Organization (“NRSRO”)

A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.

Net Asset Value (“NAV”)

The value of a single fund share. It is determined by adding together all of a fund’s assets, subtracting accrued expenses and other liabilities, then dividing by the total number of outstanding shares.

Portfolio Turnover Rate, Turnover Ratio

The percentage of securities held in a Fund’s portfolio, other than short-term securities, that were bought or sold within a year.

Repurchase Agreement

An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Municipal Income Funds Prospectus	57

Glossary

S&P

Standard and Poor’s, a nationally recognized statistical ratings organization. S&P also publishes various indexes or lists of companies representative of sectors of the U.S. economy.

Selling Agent

A person who has an agreement with the Funds’ distributors allowing the agent to sell a Fund’s shares.

Shareholder Servicing Agent

Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Statement of Additional Information

A document that supplements the disclosure made in the Prospectus.

Taxpayer Identification Number

Usually the Social Security Number for an individual or the Employer Identification Number for a corporation.

Total Return

The annual return on an investment, including capital appreciation and distribution. Total return calculations assume reinvestment of all distributions, reflect fee waivers and exclude sales loads.

U.S. Government Obligations

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

58	Municipal Income Funds Prospectus

Please find Wells Fargo Advantage Funds’ Privacy Policy inside this back cover.

WELLS FARGO

ADVANTAGE FUNDS

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Retail Investment Professionals: 888-877-9275

Institutional Investment Professionals: 866-765-0778

Web site: www.wellsfargo.com/advantagefunds

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE: Call: 1-800-222-8222, or visit our Web site at www.wellsfargo.com/advantagefunds

Write to:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266; or

Visit the SEC’s Web site at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:

SEC Public Reference Room

Washington, DC 20549-0102; or

by electronic request at publicinfo@sec.gov

Call: 1-800-SEC-0330 or 1-202-942-8090 for details

ADDITIONAL SERVICES QUESTIONS CAN BE ANSWERED BY CALLING YOUR INVESTMENT PROFESSIONAL

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

© 2005 Wells Fargo Funds Managements,L.I.C, All right reserved.

www. wellsfargo.com/advantagefunds

RT53110 11-05 115MIAV/P1105 (11/05) 1CA Reg. No. 811-0925

WELLS FARGO

ADVANTAGE FUNDS

November 1, 2005

Prospectus

wells fargo advantage municipal income funds – advisor class

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund’s goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (“SEC”), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. (“Wells Fargo Bank”) or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Table of Contents	Municipal Income Funds

Please find Wells Fargo Advantage Funds’ Privacy Policy inside the back cover of this Prospectus.

Ultra Short-Term Municipal Income Fund Overview

See the Fund description in this Prospectus for further details.

Italicized and colored words appear that way only to denote their inclusion in the Glossary section of this Prospectus.

FUND (TICKER)	OBJECTIVE

Ultra Short-Term Municipal Income Fund (SMAVX)	Seeks current income exempt from federal income tax consistent with capital preservation.

4	Ultra Short-Term Municipal Income Fund Prospectus

PRINCIPAL STRATEGIES

We invest principally in municipal securities. The Fund’s average effective maturity is typically 1 year or less.

Ultra Short-Term Municipal Income Fund Prospectus	5

Summary of Important Risks

This section summarizes important risks that relate to an investment in the Fund. All are important to your investment choice. Additional information about these and other risks is included in:

•	the Fund description on page 12;

•	the “Additional Strategies and General Investment Risks” section beginning on page 14; and

•	the Fund’s Statement of Additional Information.

An investment in the Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in the Fund.

Debt Securities

The Fund invests in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of instruments in the Fund’s portfolio. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt instruments held in the Fund, unless the instrument has adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

High Yield Securities

The Fund invests in debt securities that are in low or below investment-grade categories, or are unrated or in default at the time of purchase (sometimes referred to as “junk bonds” or high yield securities). Such securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and may be more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated or unrated debt securities may be less liquid and more difficult to value than higher-rated securities.

Municipal Securities

The Fund invests in municipal securities that rely on the creditworthiness or revenue production of their issuers or ancillary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio’s yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, the Fund may own different obligations that pay interest based on the revenue of similar projects.

Although the Fund strives to invest in municipal securities and other securities with interest that is exempt from federal income taxes, including federal alternative minimum tax (“AMT”), some income earned by Fund investments may be subject to such taxes.

The Fund takes advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. Capital gains, whether declared by the Fund or realized by the shareholder through the selling of Fund shares, are generally taxable.

6	Ultra Short-Term Municipal Income Fund Prospectus

U.S. Government Agency Securities

Certain of the Funds invest in U.S. Government agency securities, such as the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”) and Federal Home Loan Banks (“FHLBs”). The FNMA guarantees full and timely payment of both interest and principal, while the FHLMC guarantees full and timely payment of interest and ultimate payment of principal. However, FNMA and FHLMC mortgage-backed securities are examples of the types of U.S. Government agency securities that are not backed by the full faith and credit of the U.S. Government. The mortgages underlying securities issued by the FNMA or FHLMC are typically conventional residential mortgages that are not insured or guaranteed, but conform to specific underwriting, size and maturity standards. Mortgage-backed securities issued by FHLBs also are not backed by the full faith and credit of the U.S. Government. The U.S. Government does not guarantee the market value or current yield of its obligations. There can be no assurance that the U.S. Government would provide financial support for U.S. Government agency securities that are not backed by the full faith and credit of the U.S. Government.

Ultra Short-Term Municipal Income Fund Prospectus	7

Performance History

The following information shows you how the Fund has performed and illustrates the variability of the Fund’s returns over time. The Fund’s average annual returns for one-, five- and ten-years (or for the life of the Fund, as applicable) are compared to the performance of an appropriate broad-based index.

Please remember that past performance before and after taxes is no guarantee of future results.

The Wells Fargo Advantage Ultra Short-Term Municipal Income Fund was organized as the successor fund to the Strong Ultra Short-Term Municipal Income Fund. The predecessor Strong Fund was reorganized into the Wells Fargo Advantage FundsSM effective at the close of business on April 8, 2005. The historical performance and financial highlight information shown below and throughout this Prospectus for the Wells Fargo Advantage Ultra Short-Term Municipal Income Fund reflects the historical information of the predecessor fund.

Ultra Short-Term Municipal Income Fund Advisor Class Calendar Year Returns1*

Best Qtr.:	Q3 ’96 • 1.55%	Worst Qtr.:	Q4 ’04 • (0.12)%

*	The Fund’s year-to-date performance through September 30, 2005 was 1.45%.

The table below provides average annual total return information, both before- and after-taxes, for the Fund’s Advisor Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. And after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts (“IRAs”).

Average annual total returns for the period ended 12/31/04	1 year	5 years	Life of Fund
Advisor Returns Before Taxes (Incept. 10/2/00)[1]	0.34%	2.10%	2.95%
Advisor Returns After Taxes on Distributions	0.34%	2.10%	2.95%
Advisor Returns After Taxes on Distributions and Sale of Fund Shares	0.85%	2.21%	3.05%
LB 1-Year Muni Index[2] (reflects no deduction for expenses or taxes)	1.06%	3.53%	3.82%

[1]	Performance shown reflects the performance of the Advisor Class shares of the predecessor Strong Ultra Short-Term Municipal Income Fund. Performance shown for periods prior to the inception of this Class reflects the performance of the Investor Class shares of the predecessor fund, which incepted on November 30, 1995, adjusted to reflect this Class’s expenses.
[2]	Lehman Brothers 1-Year Municipal Bond Index.

8	Ultra Short-Term Municipal Income Fund Prospectus

Ultra Short-Term Municipal Income Fund	Summary of Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

SHAREHOLDER FEES
Ultra Short-Term Municipal Income Fund
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of the Net Asset Value (“NAV”) at purchase)	None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

Ultra Short-Term Municipal Income Fund
Management Fees[1]	0.39%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.62%

TOTAL ANNUAL FUND OPERATING EXPENSES	1.01%
Fee Waivers	0.29%

NET EXPENSES[3]	0.72%
[1]	The Fund’s investment adviser has implemented a breakpoint schedule for the Fund’s management fees. The management fees charged to the Funds will decline as the Fund’s assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.40% for assets from $0 to $499 million; 0.35% for assets from $500 million to $999 million; 0.30% for assets from $1 billion to $2.99 billion; 0.275% for assets from $3 billion to $4.99 billion; and 0.25% for assets $5 billion and higher.
[2]	Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses. Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
[3]	The adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

Ultra Short-Term Municipal Income Fund Prospectus	9

Ultra Short-Term Municipal Income Fund	Summary of Expenses

EXAMPLE OF EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes a fixed rate of return, the reinvestment of all dividends and distributions, and that fund operating expenses remain the same. The fee waivers shown in the table of Annual Fund Operating Expenses are not reflected in the 3, 5 and 10 year examples. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

Ultra Short-Term Municipal Income Fund
1 YEAR	$ 74
3 YEARS	$ 293
5 YEARS	$ 530
10 YEARS	$1,210

10	Ultra Short-Term Municipal Income Fund Prospectus

Key Information

In this Prospectus, “we” generally refers to Wells Fargo Funds Trust (the “Trust”), or Wells Fargo Funds Management, LLC (“Funds Management”), the Fund’s investment adviser. “We” may also refer to the Fund’s other service providers. “You” refers to the shareholder or potential investor.

Important information you should look for as you decide to invest in the Fund:

The summary information on the previous pages is designed to provide you with an overview of the Fund. The sections that follow provide more detailed information about the investments and management of the Fund.

Investment Objective and Investment Strategies

The investment objective of the Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tells you:

•	what the Fund is trying to achieve; and

•	how we intend to invest your money

Permitted Investments

Provides a summary of the Fund’s key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of “the Fund’s assets” are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of the Fund concerning “80% of the Fund’s assets” may only be changed with shareholder approval.

Important Risk Factors

Describes the key risk factors for the Fund, and includes risks described in the “Summary of Important Risks” and “Additional Strategies and General Investment Risks” sections.

Italicized and colored words appear that way only to denote their inclusion in the Glossary section of this Prospectus.

Ultra Short-Term Municipal Income Fund Prospectus	11

Ultra Short-Term Municipal Income Fund

Portfolio Managers:    Wendy Casetta and Lyle J. Fitterer, CFA, CPA

Investment Objective

The Ultra Short-Term Municipal Income Fund seeks current income exempt from federal income tax consistent with capital preservation.

Investment Strategies

We invest in a portfolio of short-term municipal securities. We invest principally in municipal securities that pay interest exempt from federal income tax. We conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions and specific demographic trends. Under normal circumstances, we expect the Fund’s average effective maturity to be 1 year or less.

Permitted Investments

Under normal circumstances, we invest:

•	at least 80% of the Fund’s assets in municipal securities that pay interest exempt from federal income tax, but not necessarily the federal AMT;

•	up to 20% of the Fund’s assets in securities that pay interest subject to federal income tax, such as U.S. Government obligations, bank and corporate securities, and other short-term debt securities; and

•	up to 10% of total assets in below investment-grade municipal securities, including unrated securities which we classify as below investment-grade quality.

We may invest any amount of our total assets in securities, including municipal securities, that may produce income subject to the federal AMT.

As part of our below investment-grade municipal securities investment strategy, we will generally invest in securities that are rated at least “BB” by S&P or “Ba” by Moody’s, or that are unrated but deemed by us to be of comparable quality.

Important Risk Factors

The Fund is primarily subject to the risks described in the “Summary of Important Risks” section starting on page 6.

We invest in municipal securities that are in low or below investment-grade categories, or are unrated. These securities are “high risk” securities and are sometimes referred to as “junk bonds.” Such municipal securities have a much greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower rated or unrated debt securities may be less liquid and more difficult to value than higher-rated securities. In addition, our active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains, which are taxable to you as non-exempt ordinary income when distributed by the Fund.

You should consider these risks along with the “Additional Strategies and General Investment Risks” section beginning on page 14. These considerations are all important to your investment choice.

12	Ultra Short-Term Municipal Income Fund Prospectus

Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information for the period ended June 30, 2005 and PricewaterhouseCoopers LLP audited this information for all prior periods. Their reports and the Fund’s financial statements, are also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	ADVISOR CLASS SHARES—COMMENCED ON OCTOBER 2, 2000

For the period ended:	June 30, 2005[5]	October 31, 2004	October 31, 2003	October 31, 2002	October 31, 2001	October 31, 2000
Net asset value, beginning of period	$4.83	$4.87	$4.88	$4.94	$4.94	$4.94
Income from investment operations:
Net investment income (loss)	0.07	0.08	0.10	0.14	0.18	0.02
Net realized and unrealized gain (loss) on investments	(0.06)	(0.04)	(0.01)	(0.06)	(0.00)[2]	0.00
Total income from investment operations	0.01	0.04	0.09	0.08	0.18	0.02
Less distributions:
Distributions from net investment income	(0.07)	(0.08)	(0.10)	(0.14)	(0.18)	(0.02)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00	0.00
Total distributions	(0.07)	(0.08)	(0.10)	(0.14)	(0.18)	(0.02)
Net asset value, end of period	$4.77	$4.83	$4.87	$4.88	$4.94	$4.94
Total return[1]	0.27%	0.90%	1.96%	1.57%	3.74%	0.35%
Ratios/supplemental data:
Net assets, end of period (MM)	$19,540	$39,623	$69,527	$28,006	$8,218	$109
Ratios to average net assets[4]:
Ratio of expenses to average net assets	1.04%	1.12%	1.11%	1.11%	1.10%	1.01%
Ratio of net investment income (loss) to average net assets	2.23%	1.72%	1.90%	2.71%	3.15%	4.39%
Portfolio turnover rate[6]	47%	72%	128%	76%	71%	37%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[3,4]	1.14%	1.17%	1.11%	1.11%	1.11%	1.06%
[1]	Total returns would have been lower had certain expenses not been waived or reimbursed during the period shown. Total returns for periods of less than one year are not annualized.
[2]	Amount calculated is less than $0.005.
[3]	During certain periods, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[4]	Ratios shown for periods of less than one year are annualized.
[5]	The Fund changed its fiscal year-end from October 31 to June 30.
[6]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Ultra Short-Term Municipal Income Fund Prospectus	13

Additional Strategies and General Investment Risks

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for the Fund remains within the parameters of its objective and strategies.

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Advantage Ultra Short-Term Municipal Income Fund. Certain common risks are identified in the “Summary of Important Risks” section on page 6. Other risks of mutual fund investing include the following:

•	Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

•	We cannot guarantee that the Fund will meet its investment objective.

•	The Fund employs an active trading investment strategy that results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains, which are taxable to you as non-exempt ordinary income when distributed by the Fund.

•	We do not guarantee the performance of the Fund, nor can we assure you that the market value of your investment will not decline. We will not “make good” on any investment loss you may suffer, nor can anyone we contract with to provide services, such as investment advisers, offer or promise to make good on any such losses.

•	Share prices—and therefore the value of your investment will—increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

•	An investment in a single Fund, by itself, does not constitute a complete investment plan.

•	The Fund may continue to hold debt instruments that cease to be rated by a Nationally Recognized Statistical Ratings Organization (“NRSRO”) or whose ratings fall below the levels generally permitted for such Fund. Unrated or below investment-grade securities may be more susceptible to credit and interest rate risks than investment grade securities.

•	The Fund may invest in various derivative instruments. The term “derivatives” covers a broad range of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

•	We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.

14	Ultra Short-Term Municipal Income Fund Prospectus

What follows is a general list of the types of risks (some of which have been previously described) that may apply to the Fund and a table showing some of the additional investment practices that the Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk—The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk—The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Interest Rate Risk—The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk—The risk that a practice, such as lending portfolio securities or engaging in forward commitment or when-issued transactions, may increase the Fund’s exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk—The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk—The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

Prepayment/Extension Risk—The risk that prepayment rates on mortgage loans or other receivables will be higher or lower than expected, which can alter the duration of a mortgage-backed security, increase interest rate risk and reduce rates of return.

Regulatory Risk—The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

In addition to the general risks discussed above and under “Summary of Important Risks”, you should carefully consider and evaluate any special risks that may apply to investing in the Fund. See the “Important Risk Factors” in the summary for the Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to the Fund.

Ultra Short-Term Municipal Income Fund Prospectus	15

Additional Strategies and General Investment Risks

Investment Practice/Risk

The following table lists certain regular investment practices of the Fund, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each investment practice. See the Statement of Additional Information for more information on these practices.

INVESTMENT PRACTICE	PRINCIPAL RISK(S)
Borrowing Policies The ability to borrow money for temporary purposes (e.g. to meet shareholder redemptions).	Leverage Risk
Floating and Variable Rate Debt Instruments with interest rates that are adjusted either on a schedule or when an index or benchmark changes.	Interest Rate and Credit Risk
Forward Commitment, When-Issued and Delayed Delivery Transactions Securities bought or sold for delivery at a later date or bought or sold for a fixed price at a fixed date.	Interest Rate, Leverage and Credit Risk

High Yield Securities

Debt securities of lower quality that produce generally
higher rates of return. These securities, sometimes referred to as “junk bonds,” tend to be more sensitive to economic
conditions, more volatile and less liquid and are subject
to greater risk of default.

Interest Rate and Credit Risk

Illiquid Securities

A security which may not be sold or disposed of in the
ordinary course of business within seven days of approximately the value determined for it by the Fund. Limited to 15%
of net assets.

Liquidity Risk

Loans of Portfolio Securities

The practice of loaning securities to brokers, dealers and
financial institutions to increase returns on those
securities. Loans may be made up to 1940 Act limits
(currently one third of total assets, including the
value of collateral received).

Credit, Counter-Party and Leverage Risk

Mortgage- and Asset-Backed Securities

Securities consisting of undivided fractional interests in
pools of consumer loans, such as mortgage loans, car loans,
credit card debt, or receivables held in trust.

Interest Rate, Credit and Prepayment/Extension Risk

16	Ultra Short-Term Municipal Income Fund Prospectus

INVESTMENT PRACTICE	PRINCIPAL RISK(S)

Other Mutual Funds

Investments by the Fund in shares of other mutual funds, which may cause Fund shareholders to bear a pro rata portion of the other fund’s expenses, in addition to the expenses paid by the Fund.

Market Risk
Private Activity Bonds Bonds that pay interest subject to the federal alternative minimum tax. Limited to 20% of net assets.	Interest Rate and Credit Risk
Repurchase Agreements A transaction in which the seller of a security agrees to buy back the security at an agreed upon time and price, usually with interest.	Credit and Counter- Party Risk

Ultra Short-Term Municipal Income Fund Prospectus	17

Organization and Management of the Fund

A number of different entities provide services to the Fund. This section shows how the Fund is organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Fund.

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (the “Board”) supervises the Fund’s activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board supervises the Fund’s activities and approves the selection of various companies hired to manage the Fund’s operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

BOARD OF TRUSTEES
Supervises the Fund’s activities

Ú

INVESTMENT ADVISER	CUSTODIAN
Wells Fargo Funds Management, LLC 525 Market Street San Francisco, CA Manages the Fund’s investment activities	Wells Fargo Bank, N.A. 6th & Marquette Minneapolis, MN Provides safekeeping for the Fund’s assets

Ú

INVESTMENT SUB-ADVISER
Wells Capital Management Incorporated 525 Market Street San Francisco, CA Responsible for day-to-day portfolio management

Ú

ADMINISTRATOR	TRANSFER AGENT	SHAREHOLDER SERVICING AGENTS
Wells Fargo Funds Management, LLC 525 Market Street San Francisco, CA Manages the Fund’s business activities	Boston Financial Data Services, Inc. Two Heritage Drive Quincy, MA Maintains records of shares and supervises the payment of dividends	Various Agents Provides services to customers

Ú

FINANCIAL SERVICES FIRMS AND SELLING AGENTS
Advise current and prospective shareholders on Fund investments

Ú

SHAREHOLDERS

18	Ultra Short-Term Municipal Income Fund Prospectus

The Investment Adviser

Funds Management serves as the investment adviser for the Fund. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to succeed the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Fund’s adviser is responsible for implementing the investment policies and guidelines for the Fund, and for supervising the sub-adviser, who is responsible for the day-to-day portfolio management of the Fund. For providing these services, Funds Management is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under “Management Fees” in the front of this Prospectus. A discussion regarding the basis for the Board of Trustees approving the investment advisory and sub-advisory agreements of the Fund is available in the Fund’s annual report for the fiscal year ended June 30, 2005. As of June 30, 2005, Funds Management managed over $102 billion in mutual fund assets.

Dormant Multi-Manager Structure

The Board has adopted a dormant “multi-manager” structure for the Fund. Under this structure, a Fund and Funds Management would engage one or more sub-advisers to make day-to-day investment decisions for the Fund’s assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (i) change, add or terminate one or more sub-advisers; (ii) continue to retain a sub-adviser even though the sub-adviser’s ownership or corporate structure has changed; or (iii) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval of most of these types of recommendations, even if the Board approves the proposed action. Under the dormant “multi-manager” structure approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board’s oversight and approval) to make decisions about the Fund’s sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law.

The Sub-Adviser

Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, is the sub-adviser for the Fund. In this capacity, it is responsible for the day-to-day investment management activities of the Fund. Wells Capital Management provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies and high net-worth individuals. As of June 30, 2005, Wells Capital Management managed assets aggregating in excess of $161 billion.

Wells Capital Management is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser.

The Administrator

Funds Management provides the Fund with administrative services, including general supervision of the Fund’s operation, coordination of the other services provided to the Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust’s Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct the Fund’s business.

Shareholder Servicing Plan

We have a shareholder servicing plan for the Fund. Under this plan, we have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, the Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

The Transfer Agent

Boston Financial Data Services, Inc., (“BFDS”) provides transfer agency and distribution disbursing services to the Fund.

Ultra Short-Term Municipal Income Fund Prospectus	19

Your Account

This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares

•	As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form by the transfer agent. The price of Fund shares is based on a Fund’s NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

•	The Fund’s investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (“closing price”), and if there is no sale, based on the latest quoted bid prices. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before the Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security’s market price is still reliable and, if not, what fair market value to assign to the security. With respect to any portion of the Fund’s assets that are invested in other mutual funds, the Fund’s NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for further disclosure.

•	We determine the NAV of each class of the Fund’s shares each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), which is usually 4:00 p.m. (ET). We determine the NAV by subtracting the Fund class’ liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. See the Statement of Additional Information for further disclosure.

•	We process requests to buy or sell shares of the Fund each business day as of the close of regular trading on the NYSE, which is usually 4:00 p.m. (ET). If the NYSE closes early, the Fund will close early and will value its shares at such earlier time under these circumstances. Requests the transfer agent receives in proper form before this time are processed the same day. Requests the transfer agent receives after the cutoff time are processed the next business day.

•	The Fund is open for business on each day the NYSE is open for business. NYSE holidays generally include New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

20	Ultra Short-Term Municipal Income Fund Prospectus

How to Buy Shares

Typically, Advisor Class shares are bought and held by the Institution through which you are investing. Investors interested in purchasing Advisor Class shares of the Fund should contact an account representative at their Institution and should understand the following:

•	Share purchases are made through a Customer Account at an Institution in accordance with the terms of the Customer Account involved;

•	Institutions are usually the holders of record of Advisor Class shares held through Customer Accounts and maintain records reflecting their customers’ beneficial ownership of the shares;

•	Institutions are responsible for transmitting their customers’ purchase and redemption orders to the Funds and for delivering required payment on a timely basis; and

•	Institutions are responsible for delivering shareholder communications and voting information from the Fund, and for transmitting shareholder voting instructions to the Funds;

•	You begin to earn dividends on the business day after the transfer agent receives your purchase in proper form.

•	All purchases must be made with U.S. dollars and all checks must be drawn on U.S. banks.

•	The Fund reserves the right to refuse or cancel a purchase or exchange order in cases where the acceptance of the order would, in the Fund’s determination, adversely impact the normal management or operations of the Fund.

•	The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

Minimum Investments

Investors are required to make a minimum initial investment of $1,000 per Fund, or $250 for a retirement account, and $100 for each investment after the initial investment. Institutions may require different minimum investment amounts. Please consult your selling agent or a customer service representative from your Institution for specifics.

In addition to payments made by the Fund for distribution and shareholder servicing, the Adviser, the Fund’s distributor or their affiliates, may pay out of their own assets, and at no cost to the Fund, significant amounts to selling or shareholder servicing agents in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders.

In return for these payments, the Fund may receive certain marketing or servicing advantages including, without limitation, inclusion of the Fund on a selling agent’s “preferred list”; providing “shelf space” for the placement of the Fund on a list of mutual funds offered as investment options to its clients; granting access to a selling agent’s registered representatives; providing assistance in training and educating the selling agent’s registered representatives and furnishing marketing support and other related services. Additionally, the Fund and its shareholders may receive certain services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by a Fund’s transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

Ultra Short-Term Municipal Income Fund Prospectus	21

Your Account	How to Buy Shares

Payments made by the Fund’s Adviser, distributor or their affiliates, for the advantages and services described above, may be fixed dollar amounts, may be based on a percentage of sales and/or assets under management or a combination of the above, and may be up-front or ongoing payments or both. Such payments may be based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of the value of shares sold to, or held by, customers of the selling or shareholder servicing agent, and may differ among selling and shareholder servicing agents.

In addition, representatives of the Fund’s distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits and any arrangement, such as sponsoring various contests and promotions to encourage the sale of Fund shares, may be paid for by the Adviser, the Fund’s distributor or its affiliates, subject to applicable NASD regulations.

22	Ultra Short-Term Municipal Income Fund Prospectus

How to Sell Shares

GENERAL NOTES FOR SELLING SHARES

•	We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff times are processed on the same business day.

•	Your shares earn dividends through the date of redemption. If you redeem shares on a Friday or prior to a holiday, shares will continue to earn dividends until the next business day.

•	We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or through Electronic Funds Transfer have been collected. Payments may be held up to 7 days for check redemptions and for Electronic Funds Transfers. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

•	Generally, we pay redemption requests in cash, unless it is determined that the redemption would be to the detriment of a Fund and/or its shareholders. In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

•	If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that are in addition to or supersede the directions in this Prospectus.

Ultra Short-Term Municipal Income Fund Prospectus	23

Exchanges

Exchanges between Wells Fargo Advantage FundsSM involve two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

•	You should carefully read the prospectus for the Fund into which you wish to exchange.

•	Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

•	If you are making an initial investment in a fund through an exchange, you must exchange at least the minimum first purchase amount for the new fund, unless your balance has fallen below that amount due to market conditions.

•	In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment.

Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

Frequent Purchases and Redemptions of Fund Shares

Excessive trading by Fund shareholders can negatively impact the Fund and its long-term shareholders in several ways, including by disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact the Fund’s long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing the additional risk of the negative effects of excessive trading.

The Fund actively discourages and takes steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Fund’s policy and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to the Fund by increasing expenses or lowering returns. In this regard, the Fund takes steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Specifically, Funds Management monitors available shareholder trading information across all Funds on a daily basis and may temporarily suspend or permanently terminate purchase or exchange privileges of investors who complete more than two exchanges within a three-month period or seem to be following a timing pattern. In determining whether to suspend or terminate purchase or exchange privileges for such investors, Funds Management will consider the extent to which such trading activity is likely to be disruptive to the Fund. The extent to which trading activity may be disruptive depends on a number of factors including, but not limited to, the number of trades, the size of the trades relative to the size of the Fund and the type of Fund involved. If Funds Management determines that an account has engaged in timing activities in contravention of the Funds’ policies, the account is prevented from purchasing additional shares or making further exchanges. Once the account has redeemed all of its shares, the account is closed.

24	Ultra Short-Term Municipal Income Fund Prospectus

Funds Management’s ability to monitor trades that are placed by individual shareholders of omnibus accounts, which are accounts maintained by financial intermediaries on behalf of multiple beneficial shareholders, is severely limited because Funds Management does not have access to the underlying shareholder account information. However, Funds Management monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in market timing and to restrict excessive trading. There may be legal and technological limitations on the ability of financial intermediaries to restrict the trading practices of their clients, and they may follow policies that are different from the Fund’s policy. As a result, Funds Management’s ability to monitor and discourage excessive trading practices in omnibus accounts may be limited.

Ultra Short-Term Municipal Income Fund Prospectus	25

Other Information

Income and Gain Distributions

The Fund makes distributions of any net investment income monthly and any realized net capital gains at least annually. Contact your Institution for distribution options.

Remember, distributions have the effect of reducing NAV per share by the amount distributed.

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to the Fund’s shareholders substantially all of the Fund’s net investment income and realized net capital gains, if any. It is intended that distributions from the Fund’s net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT. Distributions from the Fund’s ordinary income from other sources and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from the Fund’s net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders generally will not be able to deduct any distributions when determining their taxable income.

An individual’s net long-term capital gain is subject to a reduced maximum 15% rate of tax. The Fund’s long-term capital gain distributed to individual shareholders, if any, generally will qualify for the reduced rate of tax if attributable to the Fund’s sales and exchanges. Absent further legislation, this reduced rate of tax will expire after December 31, 2008.

Distributions from the Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of the Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of the Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes and distributes the gain. The Fund has built up, or has the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

Householding

To help keep Fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your selling agent.

26	Ultra Short-Term Municipal Income Fund Prospectus

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to disclosure of its portfolio holdings is available in the Funds’ Statement of Additional Information and on the Fund’s website at www.wellsfargo.com/advantagefunds.

Small Account Redemptions

We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). We will notify you approximately 60 days prior to such redemption and will provide you with the opportunity to make additional investments to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

Transaction Authorizations

The Funds generally require Institutions to transact through a registered clearing agency, such as the National Securities Clearing Corporation (NSCC). Clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. We use reasonable procedures to confirm that transactions through a clearing agency are genuine; we will not be liable for any losses incurred if we follow instructions we reasonably believe to be genuine. Contact us or your Institution immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account.

USA PATRIOT Act

In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number) and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your true identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, the Fund reserves the right to redeem your account at the current day’s NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Ultra Short-Term Municipal Income Fund Prospectus	27

Portfolio Managers

The Statement of Additional Information provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of securities in the Fund.

Wendy Casetta

Ultra Short-Term Municipal Income Fund since 2005

Ms. Casetta joined Wells Capital Management in January 2005 with the acquisition of Strong Capital Management, Inc. (“SCM”) where she was a senior research analyst and portfolio manager for the Municipal Credit Research Team. Prior to that, from August of 1994 to May of 1998, she was a fixed income trader and investment associate at Barnett Capital Advisors. She began her career as an investment industry professional as a registered representative at Nicholas Company in 1993. Ms. Casetta earned her B.A. degree in finance from University of Wisconsin—Oshkosh and her M.B.A degree in business administration from the University of North Florida.

Lyle J. Fitterer, CFA, CPA

Ultra Short-Term Municipal Income Fund and its predecessor since 2000

Mr. Fitterer joined Wells Capital Management as a Portfolio Manager in 2005 where he is Managing Director and head of the Fixed Income Team and Senior Portfolio Manager for Customized Fixed Income. Prior to joining Wells Capital Management he was with SCM since 1989 where he served as Director of Customized Fixed Income since 2000. He served first as a mutual fund accountant and later as an analyst and trader in the fixed income department, specializing in mortgage and asset-backed securities. He has also traded equity and derivative securities for SCM’s hedge funds and equity mutual funds and was a portfolio manager from January 1996 to November 1998 and returned to portfolio management in March 2000. He joined Strong Institutional Client Services as Managing Director in November 1998, where he was responsible for overseeing the institutional and intermediary sales organization. He received his B.S. degree in Accounting from the University of North Dakota.

28	Ultra Short-Term Municipal Income Fund Prospectus

Glossary

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

Asset-Backed Securities

Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Average Effective Maturity

The average maturity for the debt securities in a portfolio, which takes into consideration the possibility that the issuer may call the security before its maturity date.

Below Investment-Grade

Securities rated BB or lower by S&P or Ba or lower by Moody’s Investor Services, or that may be unrated securities or securities considered to be “high risk.”

Business Day

Any day the New York Stock Exchange is open is a business day for the Fund.

Current Income

Earnings in the form of dividends or interest as opposed to capital growth.

Debt Securities

Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment has been sold separately.

Derivatives

Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions

Distributions of net investment income, realized net capital gains and/or returns of capital made by the Fund to its shareholders.

Duration

A measure of a security’s or portfolio’s sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

Electronic Funds Transfer

A process used to transfer funds electronically, rather than by check. Also called Automated Clearing House (ACH).

FDIC

The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

Illiquid Security

A security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value determined by the Fund.

Ultra Short-Term Municipal Income Fund Prospectus	29

Glossary

Institution

Institutional investors acting for themselves or on behalf of their customers in a fiduciary, advisory, agency, custodial or similar capacity. Institutional investors include, but are not limited to, banks, pension funds, insurance companies, foundations, trusts, etc., and broker-dealers and registered investment advisers that have an agreement with the distributor to offer the Fund’s shares through a particular investment product, program or account for which such broker-dealer or adviser may charge a fee.

Investment-Grade Securities

A type of bond rated in the top four investment categories by a nationally recognized statistical rating organization. Generally these are bonds whose issuers are considered to have a strong ability to pay interest and repay principal, although some investment-grade bonds may have some speculative characteristics.

Liquidity

The ability to readily sell a security at a fair price.

Money Market Instruments

High-quality, short-term instruments meeting the requirements of Rule 2a-7 of the 1940 Act, such as bankers’ acceptances, commercial paper, repurchase agreements, and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Moody’s

A nationally recognized statistical ratings organization.

Mortgage-Backed Securities

Securities that represent an ownership interest in mortgage loans made by financial institutions to finance a borrower’s real estate purchase. These loans are packaged by issuers for sale to investors. As the underlying mortgage loans are paid by the borrowers, the investors receive payments of interest and principal.

Municipal Securities

Debt obligations of a state or local government entity. The funds may support general governmental needs or special projects. Virtually all municipal securities are exempt from federal income taxes and most are exempt from state and local income taxes, at least in the state of issue.

Nationally Recognized Statistical Ratings Organization (“NRSRO”)

A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.

Net Asset Value (“NAV”)

The value of a single fund share. It is determined by adding together all of a fund’s assets, subtracting accrued expenses and other liabilities, then dividing by the total number of outstanding shares.

Portfolio Turnover Rate, Turnover Ratio

The percentage of securities held in a Fund’s portfolio, other than short-term securities, that were bought or sold within a year.

Repurchase Agreement

An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

S&P

Standard and Poor’s, a nationally recognized statistical ratings organization. S&P also publishes various indexes or lists of companies representative of sectors of the U.S. economy.

Selling Agent

A person who has an agreement with the Funds’ distributors allowing the agent to sell the Fund’s shares.

30	Ultra Short-Term Municipal Income Fund Prospectus

Shareholder Servicing Agent

Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Statement of Additional Information

A document that supplements the disclosure made in the Prospectus.

Taxpayer Identification Number

Usually the Social Security Number for an individual or the Employer Identification Number for a corporation.

Total Return

The annual return on an investment, including capital appreciation and distributions. Total return calculations assume reinvestment of all distributions, reflect fee waivers and exclude sales loads.

U.S. Government Obligations

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Ultra Short-Term Municipal Income Fund Prospectus	31

Please find Wells Fargo Advantage Funds’ Privacy Policy inside this back cover.

WELLS FARGO ADVANTAGE FUNDS

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com Retail Investment Professionals: 888-877-9275 Institutional Investment Professionals: 866-765-0778 Web site: www.wellsfargo.com/advantagefunds

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE: Call: 1-800-222-8222, or visit our Web site at www.wellsfargo.com/advantagefunds

Write to:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266; or

Visit the SEC’s Web site at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:

SEC Public Reference Room

Washington, DC 20549-0102; or

by electronic request at publicinfo@sec.gov

Call: 1-800-SEC-0330 or 1-202-942-8090 for details

ADDITIONAL SERVICES QUESTIONS CAN BE ANSWERED BY CALLING YOUR INVESTMENT PROFESSIONAL

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

Printed on Recycled paper

© 2005 Wells Fargo Funds Management, LLC. All rights reserved.

www.wellsfargo.com/advantagefunds

RT53109 11-05

115MIAV/P1105 (11/05)

1CA Reg. No. 811-09253

WELLS FARGO ADVANTAGE FUNDS

NOVEMBER 1, 2005

Prospectus

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS – CLASS Z Wells Fargo Advantage Minnesota Tax-Free Fund

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund’s goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (“SEC”), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. (“Wells Fargo Bank”) or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

10/13/05 322:08 AM

Table of Contents	Municipal Income Funds

Please find Wells Fargo Advantage Funds’ Privacy Policy inside the back cover of this Prospectus.

Minnesota Tax-Free Fund Overview

See the individual Fund descriptions in this Prospectus for further details.

Italicized and colored words appear that way only to denote their inclusion in the Glossary section of this Prospectus.

FUND	OBJECTIVE

Minnesota Tax-Free Fund (WMTZX)	Seeks current income exempt from federal income tax and Minnesota individual income tax.

4	Minnesota Tax-Free Fund Prospectus

PRINCIPAL STRATEGIES

We invest principally in municipal securities. There are no restrictions on the Fund’s dollar-weighted average maturity. Under normal circumstances, the Fund’s dollar-weighted average maturity will be greater than 10 years. The Fund’s dollar-weighted average maturity may reach or exceed 20 years. We emphasize investments in municipal securities that pay interest income.

Minnesota Tax-Free Fund Prospectus	5

Summary of Important Risks

This section summarizes important risks that relate to an investment in the Fund. All are important to your investment choice. Additional information about these and other risks is included in:

•	the individual Fund description beginning on page 13;

•	the “Additional Strategies and General Investment Risks” section beginning on page 16; and

•	the Fund’s Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a Fund.

Debt Securities

The Fund invests in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of instruments in the Fund’s portfolio. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt instruments held in the Fund, unless the instrument has adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

High Yield Securities

The Fund invests in debt securities that are in low or below investment-grade categories, or are unrated or in default at the time of purchase (sometimes referred to as “junk bonds” or high yield securities). Such securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and may be more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated or unrated debt securities may be less liquid and more difficult to value than higher-rated securities.

Municipal Securities

The Fund invests in municipal securities that rely on the creditworthiness or revenue production of their issuers or ancillary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio’s yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, the Fund may own different obligations that pay interest based on the revenue of similar projects.

Although the Fund strives to invest in municipal securities and other securities with interest that is exempt from federal income taxes, including federal alternative minimum tax (“AMT”), some income earned by Fund investments may be subject to such taxes.

The Fund takes advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. Capital gains, whether declared by the Fund or realized by the shareholder through the selling of Fund shares, are generally taxable.

6	Minnesota Tax-Free Fund Prospectus

Non-Diversification

The Fund is generally considered to be non-diversified according to the Investment Company Act of 1940, as amended (the “1940 Act”). The majority of the issuers of the securities in the Fund’s portfolio are located within one state. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or that spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio.

Minnesota Tax-Free Fund Prospectus	7

Performance History

The following information shows you how the Fund has performed and illustrates the variability of the Fund’s returns over time. The Fund’s average annual returns for one-, five- and ten-year periods (or for the life of the Fund, as applicable) are compared to the performance of an appropriate broad-based index.

Please remember that past performance before and after taxes is no guarantee of future results.

Minnesota Tax-Free Fund Class Z Calendar Year Returns*

Best Qtr.:	Q1 ’95 • 6.84%	Worst Qtr.:	Q3 ’99 • (2.60)%

*	Performance shown reflects the performance of the Fund’s Class A shares, and does not reflect the applicable Class A sales charges. If it did, returns would be lower. The Fund’s year-to-date performance through September 30, 2005 was 2.32%.

The table below provides average annual total return information, both before and after taxes, for the Fund’s Class Z shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts (“IRAs”).

Average annual total returns[1] for the period ended 12/31/04	1 year	5 years	10 years
Class Z Returns Before Taxes (Incept. 04/11/05)	(0.86)%	6.07%	5.94%
Class Z Returns After Taxes on Distributions	(0.93)%	6.06%	5.93%
Class Z Returns After Taxes on Distributions and Sale of Fund Shares	0.88%	5.89%	5.83%
LB Muni Index[2] (reflects no deduction for expenses or taxes)	4.48%	7.20%	7.06%
[1]	Performance shown for the Class Z shares reflects the performance of the Fund’s Class A shares, and includes fees and expenses that are not applicable to and are higher than those of the Class Z shares. The Class A shares annual returns are substantially similar to what the Class Z shares returns would be because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the classes do not have the same fees and expenses.
[2]	Lehman Brothers Municipal Bond Index.

8	Minnesota Tax-Free Fund Prospectus

Minnesota Tax-Free Fund	Summary of Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

SHAREHOLDER FEES
Minnesota Tax-Free Fund
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of the Net Asset Value (“NAV”) at purchase)	None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
Minnesota Tax-Free Fund
Management Fees[1]	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.84%

TOTAL ANNUAL FUND OPERATING EXPENSES	1.24%
Fee Waivers	0.49%

NET EXPENSES[3]	0.75%
[1]	The Fund’s investment adviser has implemented a breakpoint schedule for the Fund’s management fees. The management fees charged to the Fund will decline as a Fund’s assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.40% for assets from $0 to $499 million; 0.35% for assets from $500 million to $999 million; 0.30% for assets from $1 billion to $2.99 billion; 0.275% for assets from $3 billion to $4.99 billion; and 0.25% for assets $5 billion and higher.
[2]	Other expenses are based on estimates for the current fiscal year. Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
[3]	The adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with the approval of the Board of Trustees.

Minnesota Tax-Free Fund Prospectus	9

Minnesota Tax-Free Fund	Summary of Expenses

EXAMPLE OF EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes a fixed rate of return, the reinvestment of all dividends and distributions, and that fund operating expenses remain the same. The fee waivers shown in the table of Annual Fund Operating Expenses are not reflected in the 3 year example. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

Minnesota Tax-Free Fund
1 YEAR	$ 77
3 YEARS	$ 345
5 YEARS	—
10 YEARS	—

10	Minnesota Tax-Free Fund Prospectus

Key Information

In this Prospectus, “we” generally refers to Wells Fargo Funds Trust (the “Trust”), or Wells Fargo Funds Management, LLC (“Funds Management”), the Fund’s investment adviser. “We” may also refer to the Fund’s other service providers. “You” refers to the shareholder or potential investor.

Important information you should look for as you decide to invest in the Fund:

The summary information on the previous pages is designed to provide you with an overview of the Fund. The sections that follow provide more detailed information about the investments and management of the Fund.

Investment Objective and Investment Strategies

The investment objective of the Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

•	what the Fund is trying to achieve; and

•	how we intend to invest your money.

Permitted Investments

Provides a summary of the Fund’s key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of “the Fund’s assets” are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of the Fund concerning “80% of the Fund’s assets” may only be changed with shareholder approval.

Important Risk Factors

Describes the key risk factors for the Fund, and includes risks described in the “Summary of Important Risks” and “Additional Strategies and General Investment Risks” sections.

Italicized and colored words appear that way only to denote their inclusion in the Glossary section of this Prospectus.

Minnesota Tax-Free Fund Prospectus	11

This page intentionally left blank

Minnesota Tax-Free Fund

Portfolio Managers:    Duane A. McAllister and Adrian Van Poppel

Investment Objective

The Minnesota Tax-Free Fund seeks a high level of current income exempt from federal income tax and Minnesota individual income tax, without assuming undue risk.

Investment Strategies

We invest in municipal securities issued by the state of Minnesota and its subdivisions, authorities, instrumentalities and corporations. We also invest in debt obligations issued by the territories and possessions of the United States. We invest principally in municipal securities with interest exempt from federal income tax (including federal AMT) and Minnesota individual income tax. While the Fund is required, under normal circumstances, to invest at least 80% of the Fund’s assets in municipal securities that pay interest exempt from Minnesota individual income tax, we currently intend to manage the portfolio so that at least 95% of the income generated by the Fund is exempt from Minnesota individual income tax.

There are no restrictions on the Fund’s dollar-weighted average maturity. Under normal circumstances, the Fund’s dollar-weighted average maturity will be greater than 10 years. The Fund’s dollar-weighted average maturity may reach or exceed 20 years. Depending on market conditions, the Fund’s dollar-weighted average maturity could be higher or lower. We emphasize investments in municipal securities that pay interest income.

Permitted Investments

Under normal circumstances, we invest:

•	at least 80% of the Fund’s assets in municipal securities that pay interest exempt from federal income tax and Minnesota individual income tax;

•	up to 25% of total assets in securities of related issuers or in securities of any one issuer;

•	up to 20% of the Fund’s assets in securities that pay interest subject to federal income taxes, including federal AMT; and

•	up to 10% of total assets in below investment-grade municipal securities, including unrated securities which we classify as below investment-grade quality.

Important Risk Factors

The Fund is primarily subject to the risks described under “Summary of Important Risks” on page 6. Since we invest heavily in Minnesota municipal securities, events in Minnesota are likely to affect the Fund’s investments. For example, the state’s economy relies significantly on its agriculture and forestry natural resources. Adverse conditions affecting these areas could have a disproportionate impact on Minnesota municipal securities. See the Statement of Additional Information for a more detailed discussion of the special considerations affecting Minnesota municipal securities.

We invest in municipal securities that are in low or below investment-grade categories, or are unrated. These securities are “high risk” securities and are sometimes referred to as “junk bonds.” Such municipal securities have a much greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower rated or unrated municipal securities may be less liquid and are more difficult to value than higher-rated securities.

You should consider these risks along with the “Additional Strategies and General Investment Risks” section beginning on page 16. These considerations are all important to your investment choice.

Minnesota Tax-Free Fund Prospectus	13

Minnesota Tax-Free Fund

This table is intended to help you understand the Fund’s financial performance for the past five years (or for the life of the Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information, which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
CLASS Z SHARES—COMMENCED ON APRIL 11, 2005

For the period ended:	June 30, 2005
Net asset value, beginning of period	$10.97
Income from investment operations:
Net investment income (loss)	0.10
Net realized and unrealized gain (loss) on investments	0.18
Total income from investment operations	0.28
Less distributions:
Distributions from net investment income	(0.10)
Distributions from net realized gains	(0.00)
Total distributions	(0.10)
Net asset value, end of period	$11.15
Total return[1]	2.57%
Ratios/supplemental data:
Net assets, end of period (000s)	$4,511
Ratios to average net assets[3]:
Ratio of expenses to average net assets	0.78%
Ratio of net investment income (loss) to average net assets	4.17%
Portfolio turnover rate[4]	18%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2,3]	1.24%
[1]	Total returns would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized. Total returns for periods of less than one year are not annualized.
[2]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[3]	Ratios shown for periods of less than one year are annualized.
[4]	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

14	Minnesota Tax-Free Fund Prospectus

This page intentionally left blank

Additional Strategies and General Investment Risks

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for the Fund remains within the parameters of its objective and strategies.

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Advantage Minnesota Tax-Free Fund. Certain common risks are identified in the “Summary of Important Risks” section on page 6. Other risks of mutual fund investing include the following:

•	Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

•	We cannot guarantee that the Fund will meet its investment objective.

•	We do not guarantee the performance of the Fund, nor can we assure you that the market value of your investment will not decline. We will not “make good” on any investment loss you may suffer, nor can anyone we contract with to provide services, such as investment advisers, offer or promise to make good on any such losses.

•	Share prices—and therefore the value of your investment will—increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

•	An investment in a single Fund, by itself, does not constitute a complete investment plan.

•	The Fund may continue to hold debt instruments that cease to be rated by a Nationally Recognized Statistical Ratings Organization (“NRSRO”) or whose ratings fall below the levels generally permitted for such Fund. Unrated or below investment-grade securities may be more susceptible to credit and interest rate risks than investment grade securities.

•	The Fund may invest in various derivative instruments. The term “derivatives” covers a broad range of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

•	We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.

16	Minnesota Tax-Free Fund Prospectus

What follows is a general list of the types of risks (some of which have been previously described) that may apply to the Fund and a table showing some of the additional investment practices that the Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk—The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk—The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Interest Rate Risk—The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk—The risk that a practice, such as lending portfolio securities or engaging in forward commitment or when-issued transactions, may increase the Fund’s exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk—The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk—The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

Non-Diversification Risk—The risk that, because the percentage of a non-diversified fund’s assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer. (A “diversified” investment company is required by the 1940 Act, generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer.)

Prepayment/Extension Risk—The risk that prepayment rates on mortgage loans or other receivables will be higher or lower than expected, which can alter the duration of a mortgage-backed security, increase interest rate risk and reduce rates of return.

Regulatory Risk—The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

In addition to the general risks discussed above and under “Summary of Important Risks”, you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the “Important Risk Factors” in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to the Fund.

Minnesota Tax-Free Fund Prospectus	17

Additional Strategies and General Investment Risks

Investment Practice/Risk

The following table lists certain regular investment practices of the Fund, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each investment practice. See the Statement of Additional Information for more information on these practices.

Remember, the Fund is designed to meet different investment needs and objectives.

INVESTMENT PRACTICE	PRINCIPAL RISK(S)
Borrowing Policies The ability to borrow money for temporary purposes (e.g. to meet shareholder redemptions).	Leverage Risk
Floating and Variable Rate Debt Instruments with interest rates that are adjusted either on a schedule or when an index or benchmark changes.	Interest Rate and Credit Risk
Forward Commitment, When-Issued and Delayed Delivery Transactions Securities bought or sold for delivery at a later date or bought or sold for a fixed price at a fixed date.	Interest Rate, Leverage and Credit Risk

High Yield Securities

Debt securities of lower quality that produce generally
higher rates of return. These securities, sometimes referred to as “junk bonds,” tend to be more sensitive to economic
conditions, more volatile and less liquid and are subject
to greater risk of default.

Interest Rate and Credit Risk

Illiquid Securities

A security which may not be sold or disposed of in the
ordinary course of business within seven days of approximately the value determined for it by the Fund. Limited to 15%
of net assets.

Liquidity Risk

Loans of Portfolio Securities

The practice of loaning securities to brokers, dealers and
financial institutions to increase returns on those
securities. Loans may be made up to 1940 Act limits
(currently one third of total assets, including the
value of collateral received).

Credit, Counter-Party and Leverage Risk

Mortgage- and Asset-Backed Securities

Securities consisting of undivided fractional interests in
pools of consumer loans, such as mortgage loans, car loans,
credit card debt, or receivables held in trust.

Interest Rate, Credit and Prepayment/Extension Risk

18	Minnesota Tax-Free Fund Prospectus

INVESTMENT PRACTICE	PRINCIPAL RISK(S)

Other Mutual Funds

Investments by the Fund in shares of other mutual funds, which may cause Fund shareholders to bear a pro rata portion of the other fund’s expenses, in addition to the expenses paid by the Fund.

Market Risk
Private Activity Bonds Bonds that pay interest subject to the federal alternative minimum tax. Limited to 20% of net assets.	Interest Rate and Credit Risk
Repurchase Agreements A transaction in which the seller of a security agrees to buy back the security at an agreed upon time and price, usually with interest.	Credit and Counter- Party Risk

Minnesota Tax-Free Fund Prospectus	19

Organization and Management of the Fund

A number of different entities provide services to the Fund. This section shows how the Fund are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Fund.

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (the “Board”) supervises the Fund’s activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board supervises the Fund’s activities and approves the selection of various companies hired to manage the Fund’s operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

BOARD OF TRUSTEES
Supervises the Fund’s activities

Ú

INVESTMENT ADVISER	CUSTODIAN
Wells Fargo Funds Management, LLC 525 Market Street San Francisco, CA Manages the Fund’s investment activities	Wells Fargo Bank, N.A. 6th & Marquette Minneapolis, MN Provides safekeeping for the Fund’s assets

Ú

INVESTMENT SUB-ADVISER
Wells Capital Management Incorporated 525 Market Street San Francisco, CA Responsible for day-to-day portfolio management

Ú

ADMINISTRATOR	TRANSFER AGENT	SHAREHOLDER SERVICING AGENTS
Wells Fargo Funds Management, LLC 525 Market Street San Francisco, CA Manages the Fund’s business activities	Boston Financial Data Services, Inc. Two Heritage Drive Quincy, MA Maintains records of shares and supervises the payment of dividends	Various Agents Provides services to customers

Ú

FINANCIAL SERVICES FIRMS AND SELLING AGENTS
Advise current and prospective shareholders on Fund investments

Ú

SHAREHOLDERS

20	Minnesota Tax-Free Fund Prospectus

The Investment Adviser

Funds Management serves as the investment adviser for the Fund. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to succeed the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Fund’s adviser is responsible for implementing the investment policies and guidelines for the Fund, and for supervising the sub-adviser, who is responsible for the day-to-day portfolio management of the Fund. For providing these services, Funds Management is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under “Management Fees” in the front of this Prospectus. A discussion regarding the basis for the Board of Trustees approving the investment advisory and sub-advisory agreements of the Fund is available in the Funds’ annual report for the fiscal year ended June 30, 2005. As of June 30, 2005, Funds Management managed over $102 billion in mutual fund assets.

The Sub-Adviser

Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, is the sub-adviser for the Fund. In this capacity, it is responsible for the day-to-day investment management activities of the Fund. Wells Capital Management provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies and high net-worth individuals. As of June 30 2005, Wells Capital Management managed assets aggregating in excess of $161 billion.

Wells Capital Management is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser.

The Administrator

Funds Management provides the Fund with administrative services, including general supervision of the Fund’s operation, coordination of the other services provided to the Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust’s Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct the Fund’s business.

Shareholder Servicing Plan

We have a shareholder servicing plan for the Fund. Under this plan, we have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, the Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

The Transfer Agent

Boston Financial Data Services, Inc., (“BFDS”) provides transfer agency and distribution disbursing services to the Fund.

Minnesota Tax-Free Fund Prospectus	21

Your Account

This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares

•	As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form by the transfer agent. The price of Fund shares is based on the Fund’s NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

•	The Fund’s investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (“closing price”); and if there is no sale, based on the latest quoted bid prices. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before the Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security’s market price is still reliable, and if not, what fair market value to assign to the security. With respect to any portion of the Fund’s assets that are invested in other mutual funds, the Fund’s NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for further disclosure.

•	We determine the NAV of each class of the Fund’s shares each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”) at 4:00 p.m. (ET). We determine the NAV by subtracting the Fund class’ liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. The Fund’s total assets are generally valued at current market prices. See the Statement of Additional Information for further disclosure.

•	We process requests to buy or sell shares of the Fund each business day as of the close of regular trading on the NYSE, which is usually 4:00 p.m. (ET). If the NYSE closes early, the Fund will close early and will value its shares at such earlier time under these circumstances. Requests the transfer agent receives in proper form before this time are processed the same day. Requests the transfer agent receives after the cutoff time are processed the next business day.

•	The Fund is open for business on each day the NYSE is open for business. NYSE holidays generally include New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

22	Minnesota Tax-Free Fund Prospectus

Qualified Investors

You may purchase Class Z shares only under limited circumstances, at the NAV on the day of purchase. The following types of investors may qualify to purchase Class Z shares of the Funds:

•	Investors who received Class Z shares in the reorganization of the Strong Funds into the Wells Fargo Advantage Funds;

•	Investors who previously held Class Z shares of any Fund, upon providing adequate proof of prior ownership;

•	Officers, directors and employees of Wells Fargo Advantage FundsSM, Funds Management, and affiliates of these entities, and each of their immediate family members (grandparent, parent, sibling, child, grandchild, and spouse) who live in the same household;

•	Employer-sponsored retirement plans, and their participants, for which Funds Management or the Fund’s distributor, or an affiliate, has entered into an agreement to provide document or administrative services, and other retirement plans whose administrators or dealers have entered into an agreement with Funds Management or the Fund’s distributor, or an affiliate, to perform services;

•	Certain institutional investors purchasing more than $1 million of Class Z shares;

•	Fund of Funds advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage Life Stage PortfoliosSM);

•	Any Internal Revenue Code Section 529 plans;

•	Any accounts in a fee-based advisory program managed by Funds Management; and

•	Registered investment advisers holding Class Z shares of a Strong Fund on November 30, 2000.

For more information on the purchase of Class Z shares, please call Investor Services at 1-800-222-8222.

Notes on Managing Your Account

Minimum Investments

•	Minimum initial investment of $2,500 per Fund, and $1,000 for a retirement account; and

•	$100 per Fund for all investments after your initial investment.

Institutions, through which investors may purchase Class Z shares, may require different minimum investment amounts. Please consult your selling agent or a customer service representative from your Institution for specifics.

We may waive or reduce the minimum initial investment amount for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and Applications for the program through which you intend to invest.

How to Open an Account

You can open a Wells Fargo Advantage Funds account through any of the following means:

•	Directly with the Fund—Complete a Wells Fargo Advantage Funds Application, which you may obtain by visiting our Web site at www.wellsfargo.com/advantagefunds, by calling Investor Services at 1-800-222-8222 or from an authorized selling agent. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application.

Minnesota Tax-Free Fund Prospectus	23

Your Account

•	Through a brokerage account with an approved selling agent; or

•	Through certain retirement, benefit and pension plans or certain packaged investment products (please see the providers of the plan for instructions).

In addition to payments made by the Fund for distribution and shareholder servicing, the Adviser, the Fund’s distributor or their affiliates, may pay out of their own assets, and at no cost to the Fund, significant amounts to selling or shareholder servicing agents in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders.

In return for these payments, the Fund may receive certain marketing or servicing advantages including, without limitation, inclusion of the Fund on a selling agent’s “preferred list”; providing “shelf space” for the placement of the Fund on a list of mutual funds offered as investment options to its clients; granting access to a selling agent’s registered representatives; providing assistance in training and educating the selling agent’s registered representatives and furnishing marketing support and other related services. Additionally, the Fund and its shareholders may receive certain services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by a Fund’s transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

Payments made by the Fund’s Adviser, distributor or their affiliates, for the advantage and services described above, may be fixed dollar amounts, may be based on a percentage of sales and/or assets under management or a combination of the above, and may be up-front or ongoing payments or both. Such payments may be based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of the value of shares sold to, or held by, customers of the selling or shareholder servicing agent, and may differ among selling and shareholder servicing agents.

In addition, representatives of the Fund’s distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits and any arrangement, such as sponsoring various contests and promotions to encourage the sale of Fund shares, may be paid for by the Adviser, the Fund’s distributor or its affiliates, subject to applicable NASD regulations.

24	Minnesota Tax-Free Fund Prospectus

How to Buy Shares

The following section explains how you can buy shares directly from Wells Fargo Advantage Funds. For Funds held through brokerage and other types of accounts, please consult your selling agent.

GENERAL NOTES FOR PURCHASING FUND SHARES

•	The initial investment minimum is $2,500, or $1,000 for a retirement account.

•	Subsequent purchases may be made for a minimum of $100.

•	When mailing your application, payment or other documentation to Wells Fargo Advantage Funds, use the appropriate address below:

Mailing address:	Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266	Overnight Mail:	Wells Fargo Advantage Funds ATTN: CCSU-Boston Financial 66 Brooks Drive Braintree, MA 02184

•	When wiring money to Wells Fargo Advantage Funds, provide the following wire instructions to your financial institution:

State Street Bank & Trust Boston, MA Bank Routing Number: ABA 011000028 Wire Purchase Account Number: 9905-437-1	Attention: Wells Fargo Advantage Funds (Name of Fund, Account Number, and Share Class) Account Name: (Registration Name of Account)

•	Your account will be credited on the business day that the transfer agent receives your application and payment in proper order. Failure to complete an Application properly may result in a delay in processing your request.

•	All purchases must be in U.S. dollars, and all checks must be drawn on U.S. banks.

•	You begin to earn dividends on the business day after the transfer agent receives your purchase in proper form.

•	For every check or Electronic Funds Transfer that is returned to us as unpaid you will be charged a $25 fee.

•	When all or a portion of a purchase is received for investment without a clear Fund designation or is designated for investment in one of our closed classes of Funds, we may deposit the undesignated portion or the entire amount, as applicable, into the Wells Fargo Advantage Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we accept your order.

•	Each Fund reserves the right to refuse or cancel a purchase or exchange order in cases where the acceptance of the order would, in the Fund’s determination, adversely impact the normal management or operations of the Fund.

•	The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

Minnesota Tax-Free Fund Prospectus	25

Your Account

BY MAIL

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

•	Complete a Wells Fargo Advantage Funds Application. Be sure to indicate the Fund name and the share class into which you intend to invest. You may obtain an application on-line (visit our Web site at www.wellsfargo.com/advantagefunds), by calling Investor Services at 1-800-222-8222, or from an authorized selling agent.

•	Enclose a check made out in the full name and share class of the Fund. For example, “Wells Fargo Advantage Minnesota Tax-Free Fund, Class Z.”

•	Mail the Application and payment to Wells Fargo Advantage Funds.

IF YOU ARE BUYING ADDITIONAL SHARES:

•	Make a check payable to the full name and share class of your Fund. Be sure to write your account number on the check.

•	Complete an investment slip or the payment stub/card from your statement if available, and mail to Wells Fargo Advantage Funds with the check.

•	To request a booklet of investment slips, please contact Investor Services at 1-800-222-8222.

BY PHONE

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

You can only make your first purchase of a Fund by phone if you already have an existing Wells Fargo Advantage Funds Account. If you do not currently have an account, complete a Wells Fargo Advantage Funds Application. Refer to the ‘By Mail’ section, above.

If you have a Wells Fargo Advantage Funds Account and want to buy into a new Fund, call Investor Services at 1-800-222-8222 for an Investor Services Representative to either:

•	transfer at least $2,500 (or $1,000 for retirement accounts) from a linked bank account, or

•	exchange at least $2,500 (or $1,000 for retirement accounts) worth of shares from an existing Wells Fargo Advantage Funds Account.

Call 1-800-368-7550 to use the Wells Fargo Advantage Funds automated phone system (“automated phone system”) to:

•	exchange at least $2,500 (or $1,000 for retirement accounts) worth of shares from an existing Wells Fargo Advantage Funds Account.

IF YOU ARE BUYING ADDITIONAL SHARES:

To buy additional shares, call Investor Services at 1-800-222-8222 for an Investor Services Representative or call 1-800-368-7550 to use the automated phone system to either:

•	transfer at least $100 from a linked bank account, or

•	exchange at least $100 worth of shares from an existing Wells Fargo Advantage Funds Account, or the remaining balance of your existing account.

26	Minnesota Tax-Free Fund Prospectus

How to Buy Shares

BY INTERNET ACCESS

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

Class Z shares are not available for purchase on the internet if you do not have an existing Wells Fargo Advantage Funds Account. Please call Investor Services at 1-800-222-8222 for more information.

IF YOU ARE BUYING ADDITIONAL SHARES:

To buy additional shares, visit our Web site at www.wellsfargo.com/advantagefunds to either:

•	transfer at least $100 from a linked bank account, or

•	exchange at least $100 worth of shares from an existing Wells Fargo Advantage Funds Account, or the remaining balance of your existing account.

On-line purchases are limited to a maximum of $100,000. Further information is available by calling Investor Services at 1-800-222-8222.

BY WIRE

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

You can make your first purchase of a Fund by wire. Complete a Wells Fargo Advantage Funds Application and follow the wire instructions on page 25. Wire purchases received by the transfer agent in proper form prior to the close of regular trading on the NYSE (which is usually 4:00 p.m. (ET)) are processed the same day and receive that day’s trade date.

IF YOU ARE BUYING ADDITIONAL SHARES:

Instruct your bank/financial institution to wire the amount you want to invest in accordance with the wire instructions on page 25. Wire purchases received by the transfer agent in proper form prior to the close of regular trading on the NYSE (which is usually 4:00 p.m. (ET)) are processed the same day and receive that day’s trade date. Be sure to have the wiring bank include your current Wells Fargo Advantage Funds account number and the name in which your account is registered.

IN PERSON

Visit our Investor Center in Menomonee Falls, Wisconsin, which is near Milwaukee. Visit our Web site or call an Investor Services Representative for hours of operation and directions to our Investor Center.

Minnesota Tax-Free Fund Prospectus	27

Your Account

The following section explains how you can sell shares held directly through an account with Wells Fargo Advantage Funds. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

BY MAIL

•	To request a redemption, write a “Letter of Instruction” stating your name, your account number, the Fund you wish to redeem and the dollar amount you wish to receive (or write “Full Redemption”).

•	Make sure all the account owners sign the request exactly as their names appear on the account application.

•	Medallion Guarantees are required for mailed redemption requests under the following circumstances i) if the request is over $100,000; ii) if the address on your account was changed within the last 30 days, or iii) if the redemption is made payable to a third party. You can get a medallion guarantee at a financial institution, such as a bank or brokerage house. We do not accept notarized signatures.

•	Mail to: Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

BY PHONE

•	Call Investor Services at 1-800-222-8222 for an Investor Services Representative or call 1-800-368-7550 to use the automated phone system to request a redemption of at least $100. Be prepared to provide your account number and Taxpayer Identification Number (usually your Social Security Number).

•	Unless you have instructed us otherwise, only one account owner needs to call in redemption requests.

•	Telephone privileges are automatically made available to you unless you specifically decline them on your Application or subsequently in writing.

•	Redemption requests may not be made by phone if the address on your account was changed in the last 30 days. In this event, you must request your redemption by mail, in accordance with the procedures listed above.

BY INTERNET ACCESS

•	Visit our Web site at www.wellsfargo.com/advantagefunds to process your redemption request. Redemptions requested on-line are limited to a minimum of $100 and a maximum of $100,000. Redemption proceeds may be remitted by check to your address of record, by Electronic Funds Transfer into a linked bank account, or by wire.

See “General Notes for Selling Shares”, below. Further information is available by calling Investor Services at 1-800-222-8222.

IN PERSON

Visit our Investor Center in Menomonee Falls, Wisconsin, which is near Milwaukee. Visit our Web site or call an Investor Services Representative for hours of operation and directions to our Investor Center.

28	Minnesota Tax-Free Fund Prospectus

How to Sell Shares

GENERAL NOTES FOR SELLING SHARES

•	We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff time are processed on the same business day.

•	Your shares earn dividends through the date of redemption. If you redeem shares on a Friday or prior to a holiday, shares will continue to earn dividends until the next business day.

•	The minimum redemption amount is $100 or the balance of your account.

•	You may request that redemption proceeds be sent to you by check, by Electronic Funds Transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds and to waive any fee for shareholders who maintain certain minimum account balances. Please contact your bank to verify any charges that they may assess for an incoming wire transfer.

•	We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check, through Electronic Funds Transfer or the Automatic Investment Plan have been collected. Payments may be held up to 7 days for check redemptions and for Electronic Funds Transfers. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

•	Generally, we pay redemption requests in cash, unless it is determined that the redemption would be to the detriment of a Fund and/or its shareholders. In such case, we may pay all or part of the redemption in securities of equal value. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

•	If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

Minnesota Tax-Free Fund Prospectus	29

Exchanges

An exchange between Wells Fargo Advantage Funds involves two transactions: a sale of shares of one fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

•	In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment. In addition, Class Z shares may also be exchanged for Investor Class shares of any Wells Fargo Advantage Fund.

•	You should carefully read the Prospectus for the Fund into which you wish to exchange.

•	Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

•	If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount for the new Fund, unless your balance has fallen below that amount due to market conditions.

•	Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

Frequent Purchases and Redemptions of Fund Shares

Excessive trading by Fund shareholders can negatively impact the Fund and its long-term shareholders in several ways, including by disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact the Fund’s long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing the additional risk of the negative effects of excessive trading.

The Fund actively discourages and takes steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Fund’s policy and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to the Fund by increasing expenses or lowering returns. In this regard, the Fund takes steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Specifically, Funds Management monitors available shareholder trading information across all Funds on a daily basis and may temporarily suspend or permanently terminate purchase or exchange privileges of investors who complete more than two exchanges within a three-month period or seem to be following a timing pattern. In determining whether to suspend or terminate purchase or exchange privileges for such investors, Funds Management will consider the extent to which such trading activity is likely to be disruptive to the Fund. The extent to which trading activity may be disruptive depends on a number of factors including, but not limited to, the number of trades, the size of the trades relative to the size of the Fund and the type of Fund involved. If Funds Management determines that an account has

30	Minnesota Tax-Free Fund Prospectus

Exchanges

engaged in timing activities in contravention of the Funds’ policies, the account is prevented from purchasing additional shares or making further exchanges. Once the account has redeemed all of its shares, the account is closed.

Funds Management’s ability to monitor trades that are placed by individual shareholders of omnibus accounts, which are accounts maintained by financial intermediaries on behalf of multiple beneficial shareholders, is severely limited because Funds Management does not have access to the underlying shareholder account information. However, Funds Management monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in market timing and to restrict excessive trading. There may be legal and technological limitations on the ability of financial intermediaries to restrict the trading practices of their clients, and they may follow policies that are different from the Fund’s policy. As a result, Funds Management’s ability to monitor and discourage excessive trading practices in omnibus accounts may be limited.

Minnesota Tax-Free Fund Prospectus	31

Additional Services and Other Information

Automatic Plans

These plans help you conveniently purchase and/or redeem shares each month. Once you select a Plan, tell us the day of the month you would like the transaction to occur and specify an amount of at least $50. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222 for more information.

•	Automatic Investment Plan—With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.

•	Automatic Exchange Plan—With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the “Exchanges” section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

•	Systematic Withdrawal Plan—With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:

•	must have a Fund account valued at $10,000 or more;

•	must have your distributions reinvested; and

•	may not simultaneously participate in the Automatic Investment Plan.

•	Payroll Direct Deposit—With this plan, you may transfer all or a portion of your paycheck, Social Security check, military allotment, or annuity payment for investment into the Fund of your choice.

It generally takes about ten days to establish a plan once we have received your instructions. It generally takes about five days to change or cancel participation in a plan. We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.

Income and Gain Distributions

The Fund in this Prospectus makes distributions of any net investment income monthly and any realized net capital gains at least annually.

We offer the following distribution options. To change your current option for payment of distributions, please call 1-800-222-8222.

•	Automatic Reinvestment Option—Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another option.

•	Check Payment Option—Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

•	Bank Account Payment Option—Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

32	Minnesota Tax-Free Fund Prospectus

•	Directed Distribution Purchase Option—Lets you buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the income is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

Remember, distributions have the effect of reducing NAV per share by the amount distributed.

Taxes

The following discussion regarding federal and certain state income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional income tax information.

We will pass on to the Fund’s shareholders substantially all of the Fund’s net investment income and realized net capital gains, if any. It is intended that distributions from the Fund’s net interest income from tax-exempt securities will not be subject to federal income tax although a portion of such distributions could be subject to the federal AMT. You generally won’t be subject to Minnesota individual income tax on distributions from the Minnesota Tax-Free Fund to the extent such distributions are attributable to the Fund’s Minnesota state and municipal tax-exempt securities, although a portion of such distributions could be subject to the Minnesota AMT. Distributions from the Fund’s income from other sources and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from the Fund’s net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders generally will not be able to deduct any distributions when determining their taxable income.

An individual’s net long-term capital gain is subject to a reduced maximum 15% rate of tax. The Fund’s long-term capital gain distributed to individual shareholders, if any, generally will qualify for the reduced rate of tax if attributable to the Fund’s sales and exchanges. Absent further legislation, this reduced rate of tax will expire after December 31, 2008.

Distributions from the Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of the Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of the Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes and distributes the gain. The Fund has built up, or has the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

Minnesota Tax-Free Fund Prospectus	33

Additional Services and Other Information

Householding

To help keep Fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your selling agent and on the Fund’s website at www.wellsfargo.com/advantagefunds.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to disclosure of its portfolio holdings is available in the Funds’ Statement of Additional Information.

Retirement Accounts

We offer a wide variety of retirement accounts for individuals and institutions, including large and small businesses. Please contact Investor Services at 1-800-222-8222 for information on:

•	Individual Retirement Plans, including traditional IRAs and Roth IRAs.

•	Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)(7)s, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

There may be special distribution requirements for a retirement account. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually, and a $25 fee for transferring assets to another custodian or for closing a retirement account. If you sell shares from a non-IRA retirement account and you are eligible to roll the proceeds into another retirement plan, we will withhold a portion of the sale proceeds for federal income tax purposes, unless you transfer all of the proceeds to an eligible retirement plan.

Small Account Redemptions

We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). We will notify you approximately 60 days prior to such redemption and will provide you with the opportunity to make additional investments to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

Statements and Confirmations

Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions.

Statement Inquiries

Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Statement Reprints

Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

Transaction Authorizations

Telephone, electronic and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of

34	Minnesota Tax-Free Fund Prospectus

their identity. We will not be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT Act

In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number) and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your true identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, the Fund reserves the right to redeem your account at the current day’s NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Minnesota Tax-Free Fund Prospectus	35

Portfolio Managers

The Statement of Additional Information provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of securities in the Fund.

Duane A. McAllister, CFA

Minnesota Tax-Free Fund since 2005

Mr. McAllister joined Wells Capital Management as a Portfolio Manager in 2005. Prior to joining Wells Capital Management he was a municipal fund portfolio manager with SCM since May 2002. Prior to joining SCM, Mr. McAllister was a portfolio manager at AAL Capital Management Corporation from November 1995 to April 2002. From May 1994 to October 1995, he was a portfolio manager for Duff & Phelps Investment Management Company. Mr. McAllister received his B.A. degree in Finance from Northern Illinois University.

Adrian Van Poppel

Minnesota Tax-Free Fund since 2005

Mr. Van Poppel manages tax-free mutual funds, as well as separate accounts in Minnesota, Arizona and California. He joined Wells Capital Management in 1997 and was responsible for trading cash positions of repurchase agreements and sweep for all mutual funds. He has been with the firm and its parent company since he began his investment career in 1996. He earned a bachelor’s degree in Business Administration and Economics from Saint Mary’s College in Moraga, California. He is a member of the California Society of Municipal Analysts and the Municipal Bond Club of San Francisco.

36	Minnesota Tax-Free Fund Prospectus

Glossary

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

Asset-Backed Securities

Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Below Investment-Grade

Securities rated BB or lower by S&P or Ba or lower by Moody’s Investor Services, or that may be unrated securities or securities considered to be “high risk.”

Business Day

Any day the New York Stock Exchange is open is a business day for the Fund.

Current Income

Earnings in the form of dividends or interest as opposed to capital growth.

Debt Securities

Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment has been sold separately.

Derivatives

Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions

Distributions of net investment income, realized net capital gains and/or returns of capital made by the Fund to its shareholders.

Diversified

A diversified fund, as defined under the 1940 Act, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Funds’ total assets. Non-diversified funds are not required to comply with these investment policies.

Dollar-Weighted Average Maturity

The average maturity for the debt securities in a portfolio on a dollar-for-dollar basis.

Duration

A measure of a security’s or portfolio’s sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

Electronic Funds Transfer

A process used to transfer funds electronically, rather than by check. Also called Automated Clearing House (ACH).

FDIC

The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

Illiquid Security

A security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value determined by the Fund.

Minnesota Tax-Free Fund Prospectus	37

Glossary

Institution

Institutional investors acting for themselves or on behalf of their customers in a fiduciary, advisory, agency, custodial or similar capacity. Institutional investors include, but are not limited to, banks, pension funds, insurance companies, foundations, trusts, etc., and broker-dealers and registered investment advisers that have an agreement with the distributor to offer the Fund’s shares through a particular investment product, program or account for which such broker-dealer or adviser may charge a fee.

Investment-Grade Securities

A type of bond rated in the top four investment categories by a nationally recognized statistical rating organization. Generally these are bonds whose issuers are considered to have a strong ability to pay interest and repay principal, although some investment-grade bonds may have some speculative characteristics.

Liquidity

The ability to readily sell a security at a fair price.

Medallion Guarantee

A guarantee given by a financial institution that has verified the identity of the maker of the signature. The guarantee may be executed by an “eligible” guarantor. Eligible guarantors include Commercial Banks, Trust Companies, Savings Associations and Credit Unions, as defined by the Federal Deposit Insurance Act, and registered Broker-Dealers. The institution must provide a verifiable Stamp 2000 Medallion prior to submitting your signature. A guarantee from a Notary Public is not acceptable.

Money Market Instruments

High-quality, short-term instruments meeting the requirements of Rule 2a-7 of the 1940 Act, such as bankers’ acceptances, commercial paper, repurchase agreements, and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Mortgage-Backed Securities

Securities that represent an ownership interest in mortgage loans made by financial institutions to finance a borrower’s real estate purchase. These loans are packaged by issuers for sale to investors. As the underlying mortgage loans are paid by the borrowers, the investors receive payments of interest and principal.

Municipal Securities

Debt obligations of a state or local government entity. The funds may support general governmental needs or special projects. Virtually all municipal securities are exempt from federal income taxes and most are exempt from state and local income taxes, at least in the state of issue.

Nationally Recognized Statistical Ratings Organization (“NRSRO”)

A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.

Net Asset Value (“NAV”)

The value of a single fund share. It is determined by adding together all of a fund’s assets, subtracting accrued expenses and other liabilities, then dividing by the total number of outstanding shares.

Repurchase Agreement

An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

38	Minnesota Tax-Free Fund Prospectus

Selling Agent

A person who has an agreement with the Funds’ distributors allowing the agent to sell the Fund’s shares.

Shareholder Servicing Agent

Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Statement of Additional Information

A document that supplements the disclosure made in the Prospectus.

Taxpayer Identification Number

Usually the Social Security Number for an individual or the Employer Identification Number for a corporation.

Total Return

The annual return on an investment, including capital appreciation and distributions. Total return calculations assume reinvestment of all distributions, reflect fee waivers and exclude sales loads.

U.S. Government Obligations

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Minnesota Tax-Free Fund Prospectus	39

Please find Wells Fargo Advantage Funds’ Privacy Policy inside this back cover.

WELLS FARGO ADVANTAGE FUNDS

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Retail Investment Professionals: 888-877-9275

Institutional Investment Professionals: 866-765-0778 Web site: www.wellsfargo.com/advantagefunds

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS

provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:

Call: 1-800-222-8222, or visit our Web site at www.wellsfargo.com/advantagefunds

Write to:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266; or

Visit the SEC’s Web site at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:

SEC Public Reference Room

Washington, DC 20549-0102; or

by electronic request at publicinfo@sec.gov

Call: 1-800-SEC-0330 or 1-202-942-8090 for details

ADDITIONAL SERVICES QUESTIONS CAN BE ANSWERED BY CALLING YOUR INVESTMENT PROFESSIONAL

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

Printed on Recycled paper

© 2005 Wells Fargo Funds Management, LLC. All rights reserved

www.wellsfargo.com/advantagefunds

RT53106 11-05

115MIZ/P1102 (11/05)

ICA Reg. No. 811-09253

WELLS FARGO FUNDS TRUST

Telephone: 1-800-222-8222

STATEMENT OF ADDITIONAL INFORMATION

Dated November 1, 2005

WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND

WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND

WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND

WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

WELLS FARGO ADVANTAGE NATIONAL LIMITED-TERM TAX-FREE FUND

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE FUND

WELLS FARGO ADVANTAGE NEBRASKA TAX-FREE FUND

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND

Class A, Class B, Class C, Class Z, Administrator Class, Advisor Class, Institutional Class, and

Investor Class

Wells Fargo Funds Trust (the “Trust”) is an open-end, management investment company. This Statement of Additional Information (“SAI”) contains additional information about twelve funds in the Wells Fargo Funds Trust family of funds (each, a “Fund” and collectively, the “Funds”) — the Wells Fargo Advantage California Limited-Term Tax-Free, California Tax-Free, Colorado Tax-Free, Intermediate Tax-Free, Minnesota Tax-Free, Municipal Bond, National Limited-Term Tax-Free, National Tax-Free, Nebraska Tax-Free, Short-Term Municipal Bond, Ultra Short-Term Municipal Income and Wisconsin Tax-Free Funds. Each Fund, except the California Limited-Term Tax-Free, California Tax-Free, Colorado Tax-Free, Minnesota Tax-Free, and Nebraska Tax-Free Funds, is considered diversified under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds offer certain classes of shares as indicated in the chart below. Currently, the Municipal Bond Fund’s Class A, B, and C shares are closed to new investors. This SAI relates to all such classes of shares. Class Z shares are currently available only to certain qualified investors. Please see the Class Z shares prospectus for further details. Prior to April 11, 2005, the Administrator Class was named the Institutional Class and the Institutional Class was named the Select Class.

Fund	A, B and/or C	Z	Administrator	Advisor	Institutional	Investor
California Limited-Term Tax-Free Fund	•[1]		•
California Tax-Free Fund	•		•
Colorado Tax-Free Fund	•[2]		•
Intermediate Tax-Free Fund						•
Minnesota Tax-Free Fund	•	•	•
Municipal Bond Fund	•		•			•
National Limited-Term Tax-Free Fund	•		•
National Tax-Free Fund	•		•
Nebraska Tax-Free Fund			•
Short-Term Municipal Bond Fund	•[3]					•
Ultra Short-Term Municipal Income Fund				•	•	•
Wisconsin Tax-Free Fund	•[3]					•

[1]	Offers Class A and Class C shares only.

[2]	Offers Class A and Class B shares only.

[3]	Offers Class C shares only.

This SAI is not a prospectus and should be read in conjunction with the Funds’ Prospectuses (“Prospectuses”), dated November 1, 2005. All terms used in this SAI that are defined in the Prospectuses have the meanings assigned in the Prospectuses. The audited financial statements for the Funds, which include the portfolios of investments and report of independent registered public accounting firm for the year ended June 30, 2005, are hereby incorporated by reference to the Funds’ Annual Reports. Copies of the Prospectuses and Annual Reports may be obtained free of charge by visiting our website at www.wellsfargo.com/advantagefunds, by calling 1-800-222-8222 or by writing to Wells Fargo Advantage Funds, P.O. Box 8266, Boston, MA 02266-8266.

i

HISTORICAL FUND INFORMATION

On March 25, 1999, the Board of Trustees of Norwest Advantage Funds (“Norwest”), the Board of Directors of Stagecoach Funds, Inc. (“Stagecoach”) and the Board of Trustees of the Trust (each, a “Trustee” and collectively, the “Board” or “Trustees”) approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Norwest and Stagecoach portfolios to certain Funds of the Trust. Prior to November 5, 1999, the effective date of the consolidation of the Funds and the predecessor Norwest and Stagecoach portfolios, the Funds had only nominal assets.

On May 9, 2000, the Board of Trustees of Great Plains Funds (“Great Plains”) and the Board approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of the Great Plains Tax-Free Bond Fund to the Trust’s Nebraska Tax-Free Fund. The Nebraska Tax-Free Fund was organized as the successor fund to the Great Plains Tax-Free Bond Fund, which was reorganized into the Nebraska Tax-Free Fund effective September 11, 2000.

In August and September 2004, the Boards of Directors of the Strong family of funds (“Strong”) and the Board of the Trust approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Strong mutual funds into various Funds of the Trust. The effective date of the Reorganization was April 8, 2005.

The California Limited-Term Tax-Free, California Tax-Free, Colorado Tax-Free, Minnesota Tax-Free, National Limited-Term Tax-Free, and National Tax-Free Funds in this SAI were created as part of the reorganization of the Stagecoach family of funds advised by Wells Fargo Bank, N.A. (“Wells Fargo Bank” or the “Custodian”), and the Norwest Advantage family of funds advised by Norwest Investment Management, Inc. (“NIM”), into a single mutual fund complex. The reorganization followed the merger of the advisers’ parent companies. The Intermediate Tax-Free Fund, Municipal Bond Fund, Short-Term Municipal Bond Fund, Ultra Short-Term Municipal Income Fund and Wisconsin Tax-Free Fund described in this SAI were created as part of the reorganization of Strong, advised by Strong Capital Management, Inc. (“SCM”), and the Wells Fargo Advantage FundsSM, advised by Wells Fargo Funds Management, LLC (“Funds Management” or the “Adviser”) into a single mutual fund complex. The reorganization between Strong and the Wells Fargo Advantage Funds followed the acquisition of certain asset management arrangements of SCM by Wells Fargo & Company.

The chart below indicates the predecessor Stagecoach, Norwest, Great Plains, and Strong Funds that are the accounting survivors of the Wells Fargo Advantage Funds, as applicable.

Wells Fargo Advantage Funds	Predecessor Funds
California Limited-Term Tax-Free	Stagecoach California Tax-Free Income
California Tax-Free	Stagecoach California Tax-Free Bond
Colorado Tax-Free	Norwest Colorado Tax-Free
Intermediate Tax-Free	Strong Intermediate Municipal Bond
Minnesota Tax-Free	Norwest Minnesota Tax-Free
Municipal Bond	Strong Municipal Bond
National Limited-Term Tax-Free	Norwest Limited Term Tax-Free
National Tax-Free	Norwest Tax-Free Income
Nebraska Tax-Free	Great Plains Tax-Free Bond
Short-Term Municipal Bond	Strong Short-Term Municipal Bond
Ultra Short-Term Municipal Income	Strong Ultra Short-Term Municipal Income
Wisconsin Tax-Free	Strong Wisconsin Tax-Free

The California Tax-Free and California Limited-Term Tax-Free Funds (formerly named the California Limited Term Tax-Free Fund) (sometimes referred to as the “California Funds”) commenced operations on November 8, 1999, as successors to the Stagecoach California Tax-Free Bond and Stagecoach California Tax-Free Income Funds, respectively. The California Funds were originally organized as funds of Stagecoach. The California Tax-Free Bond Fund commenced operations on January 1, 1992 and the California Tax-Free Income Fund commenced operations on November 18, 1992. On December 12, 1997, the California Tax-Free Bond Fund of Overland Express Funds, Inc. (“Overland”) was reorganized with and into the Stagecoach California Tax-Free Bond Fund. The California Tax-Free Bond Fund of Overland commenced operations on October 6, 1988.

The Colorado Tax-Free Fund commenced operations on November 8, 1999, as successor to the Norwest Colorado Tax-Free Fund. The predecessor Norwest Fund commenced operations on June 1, 1993.

The Intermediate Tax-Free Fund commenced operations on April 11, 2005, as successor to the Strong Intermediate Municipal Bond Fund. The predecessor Strong Intermediate Municipal Bond Fund commenced operations on July 31, 2001.

The Minnesota Tax-Free Fund commenced operations on November 8, 1999, as successor to the Norwest Minnesota Tax-Free Fund. The predecessor Norwest Fund commenced operations on January 12, 1988. On November 16, 2001, the Minnesota Tax-Free Fund acquired all of the net assets of the Minnesota Intermediate Tax-Free Fund.

The Municipal Bond Fund commenced operations on April 11, 2005, as successor to the Strong Municipal Bond Fund. The predecessor Strong Municipal Bond Fund commenced operations on October 23, 1986.

The National Limited-Term Tax-Free Fund commenced operations on November 8, 1999, as successor to the Norwest Limited Term Tax-Free Fund. The predecessor Norwest Fund commenced operations on October 1, 1996. The Fund changed its name from the National Limited Term Tax-Free Fund to the National Limited-Term Tax-Free Fund effective April 11, 2005.

The National Tax-Free Fund commenced operations on November 8, 1999, as successor to the Stagecoach National Tax-Free Fund and the Norwest Tax-Free Income Fund. For accounting purposes, the Norwest Tax-Free Income predecessor portfolio is considered the surviving entity and the financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Norwest Tax-Free Income Fund. The predecessor Norwest Tax-Free Income Fund commenced operations on August 1, 1989. On February 23, 2001, the National Tax-Free Fund acquired all of the net assets of the First Achievement Idaho Municipal Bond Fund and First Achievement Municipal Bond Fund. On May 20, 2002, the National Tax-Free Fund acquired all of the net assets of the Wells Fargo Arizona Tax-Free Fund and the Wells Fargo Oregon Tax-Free Fund.

The Nebraska Tax-Free Fund commenced operations on September 11, 2000, as successor to the Great Plains Tax-Free Bond Fund. The predecessor Great Plains Tax-Free Bond Fund commenced operations on September 29, 1997 as the public successor to a common trust fund that incepted on August 31, 1989.

The Short-Term Municipal Bond Fund commenced operations on April 11, 2005, as successor to the Strong Short-Term Municipal Bond Fund. The predecessor Strong Short-Term Municipal Bond Fund commenced operations on December 31, 1991.

The Ultra Short-Term Municipal Income Fund commenced operations on April 11, 2005, as successor to the Strong Ultra Short-Term Municipal Income Fund. The predecessor Strong Ultra Short-Term Municipal Income Fund commenced operations on November 30, 1995.

The Wisconsin Tax-Free Fund commenced operations on April 11, 2005, as successor to the Strong Wisconsin Tax-Free Fund. The predecessor Strong Wisconsin Tax-Free Fund commenced operations on April 6, 2001.

INVESTMENT POLICIES

Fundamental Investment Policies

Each Fund has adopted the following investment policies, all of which are fundamental policies; that is, they may not be changed without approval by the holders of a majority (as defined under the 1940 Act) of the outstanding voting securities of such Fund.

The Funds may not:

(1) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund’s investments in that industry would equal or exceed 25% of the current value of the Fund’s total assets, provided that (i) this restriction does not limit a Fund’s investments in securities of other investment companies, (ii) this restriction does not limit a Fund’s investments in municipal securities, (iii) each Fund may invest 25% or more of the current value of its total assets in private activity bonds or notes that are the ultimate responsibility of non-government issuers conducting their principal business activity in the same industry; and (iv) each Fund may invest 25% or more of the current value of its total assets in securities whose issuers are located in the same state or securities the interest and principal on which are paid from revenues of similar type projects;

(2) except for the California Limited-Term Tax-Free, California Tax-Free, Colorado Tax-Free, Minnesota Tax-Free, and Nebraska Tax-Free Funds, purchase securities of any issuer if, as a result, with respect to 75% of a Fund’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund’s ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund’s investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

(3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

(4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

(5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund’s total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

(6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund’s investment program may be deemed to be an underwriting;

(7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments;

(9) with respect to the California Limited-Term Tax-Free Fund, California Tax-Free Fund, Colorado Tax-Free Fund, Intermediate Tax-Free Fund, Minnesota Tax-Free Fund, National Limited-Term Tax-Free Fund, National Tax-Free Fund, Nebraska Tax-Free Fund and Wisconsin Tax-Free Fund, invest less than 80% of net assets plus investment borrowings, under normal circumstances, in investments the income from which (i) is exempt from federal income tax (including federal alternative minimum tax), and (ii) for the state-specific Funds, in investments the income from which is also exempt from such state’s income tax; nor

(10) with respect to the Municipal Bond Fund, Short-Term Municipal Bond Fund and Ultra Short-Term Municipal Income Fund, invest less than 80% of net assets plus investment borrowings, under normal circumstances, in investments the income from which is exempt from federal income tax, but not necessarily the federal alternative minimum tax.

Non-Fundamental Investment Policies

Each Fund has adopted the following non-fundamental policies, which may be changed by the Trustees of the Trust at any time without approval of such Fund’s shareholders.

(1) Each Fund may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder, provided however, that no Fund that has knowledge that its shares are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act will acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act, and provided further that any Fund that has knowledge that its shares are purchased by another investment company pursuant to an exemptive order relating to Section 12(d)(1) of the 1940 Act that precludes underlying portfolios from acquiring any securities of any other investment company in excess of the limits contained in Section 12(d)(1)(A) of the 1940 Act, except for securities received as a dividend or as a result of a plan of reorganization of any company, will limit its acquisition of securities of other investment companies accordingly.

(2) Each Fund may not invest or hold more than 15% of the Fund’s net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

(3) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund’s total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

(4) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund’s investments in securities of other investment companies or in entities created under the laws of foreign countries to facilitate investment in securities of that country.

(5) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

(6) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales “against the box”), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

General

Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

Set forth below are descriptions of certain investments and additional investment policies for the Funds. Not all of the Funds participate in all of the investment practices described below. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets.

Asset-Backed Securities

Certain Funds may invest in various types of asset-backed securities. Asset-backed securities are securities that represent an interest in an underlying security. The asset-backed securities in which the Funds invest may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables (“CARS”) and credit card receivables (“CARDS”). Payments of principal and interest on these asset-backed securities may be “passed through” on a monthly or other periodic basis to certificate holders and are typically supported by some form of credit enhancement, such as a surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security’s par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. The actual maturity and realized yield will vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other instruments. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in a Fund experiencing difficulty in valuing or liquidating such securities.

Bank Obligations

The Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers’ acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such obligations issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund which invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding and other taxes on amounts realized on such obligations, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these obligations and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits that may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating or variable interest rates.

Bonds

Certain of the debt instruments purchased by the Funds may be bonds. A bond is an interest-bearing security issued by a company or governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond’s face value) periodically or on a specified maturity date. An issuer may have the right to redeem or “call” a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. The value of fixed-rate bonds will tend to fall when interest rates rise and rise when interest rates fall. The value of “floating-rate” or “variable-rate” bonds, on the other hand, fluctuate much less in response to market interest rate movements than the value of fixed-rate bonds.

Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation’s earnings and assets and, in the event of liquidation, are paid before subordinated debt. Bonds may be unsecured (backed only by the issuer’s general creditworthiness) or secured (also backed by specified collateral).

Borrowing

The Funds may borrow money for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Fund maintains a segregated account.

Commercial Paper

The Funds may invest in commercial paper (including variable amount master demand notes, see “Floating- and Variable-Rate Obligations” below), which refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and typically has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Investments by the Funds in commercial paper (including variable-rate demand notes and variable- rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Ratings Statistical Organization (“NRSRO”).

Convertible Securities

The Funds may invest in convertible securities. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different user. A convertible security provides a fixed income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed income security, nor is it as sensitive to changes in share price as its underlying stock.

The creditworthiness of the issuer of a convertible security may be important in determining the security’s true value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

While a Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for a Fund’s financial reporting, credit rating, and investment limitation purposes. Preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer’s failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. Preferred stock generally has no maturity date, so that its market value is dependent on the issuer’s business prospects for an indefinite period of time. In addition, distributions on preferred stock generally are taxable as dividend income, rather than interest payments, for federal income tax purposes.

Derivative Securities

The Funds may invest in various instruments that may be considered “derivative securities,” securities that derive their value, at least in part, from the price of another security or asset, or the level of an index or a rate, including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators (“References”) or the relative change in two or more References. Futures contracts and options transactions are also considered types of derivative securities, and are described more fully under the heading “Futures Contracts and Options Transactions” below.

A Fund often invests in derivative securities as a “hedge” against fluctuations in the value of the other securities in that Fund’s portfolio, although a Fund may also invest in certain derivative securities for investment purposes only. While derivative securities are useful for hedging and investment, they also carry additional risks. A hedging policy may fail if the correlation between the value of the derivative securities and the other investments in a Fund’s portfolio does not follow the adviser’s expectations. If the adviser’s expectations are not met, it is possible that the hedging strategy will not only fail to protect the value of the Fund’s investments, but the Fund may also lose money on the derivative security itself.

In addition, some derivative securities represent relatively recent innovations in the bond markets, and the trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these instruments will perform under different economic and interest rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of bonds and may present greater potential for capital gain or loss. Derivative securities and their underlying instruments may experience periods of illiquidity, which could cause a Fund to hold a security it might otherwise sell or could force the Fund to sell a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer’s credit provider may be greater for these structured and derivative instruments than for other types of instruments. As new types of derivative securities are developed and offered to investors, the adviser will, consistent with the Funds’ investment objectives, policies and quality standards, consider making investments in such new types of derivative securities.

Additional risks of derivative securities include: the risk of the disruption of the Fund’s ability to trade in derivative securities because of regulatory compliance problems or regulatory changes; credit risk of counterparties to derivative contracts, and market risk (i.e., exposure to adverse price changes).

The adviser uses a variety of internal risk management procedures to ensure that derivatives use is consistent with a Fund’s investment objective, does not expose a Fund to undue risk and is closely monitored. These procedures include providing periodic reports to the Board concerning the use of derivatives.

A Fund’s use of derivatives also is subject to broadly applicable investment policies. For example, a Fund may not invest more than a specified percentage of its assets in “illiquid securities,” including those derivatives that do not have active secondary markets. Nor may a Fund use certain derivatives without establishing adequate “cover” in compliance with the U.S. Securities and Exchange Commission (“SEC”) rules limiting the use of leverage.

Diversification

The California Limited-Term Tax-Free, California Tax-Free, Colorado Tax-Free, Minnesota Tax-Free, and Nebraska Tax-Free Funds are non-diversified, which means that they have greater latitude than a diversified fund with respect to the investment of their assets in the securities of relatively few municipal issuers. As non-diversified portfolios, these Funds may present greater risks than a diversified fund. However, each Fund intends to comply with applicable diversification requirements of the Internal Revenue Code of 1986, as amended (the “Code”), as discussed further below under “Federal Income Taxes.”

Dollar Roll Transactions

The Funds may enter into “dollar roll” transactions wherein a Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which a Fund is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Funds’ use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds obligation to repurchase the securities. At the time a Fund enters into a dollar roll transaction, it causes its custodian to segregate liquid assets such as cash, U.S. government securities or other liquid equity or debt securities having a value equal to the purchase price for the similar security (including accrued interest) and subsequently marks the assets to market daily to ensure that full collateralization is maintained.

Fixed-Income Securities

Investors should be aware that even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Long-term securities are affected to a greater extent by interest rates than shorter-term securities. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed to a rating below investment-grade, the particular Fund considers all circumstances deemed relevant in determining whether to continue to hold the security. Certain securities that may be purchased by the Fund, such as those rated “Baa” by Moody’s Investors Service, Inc. (“Moody’s”) and “BBB” by Standard & Poor’s Rating Group (“S&P”) and Fitch Investors Service, Inc. (“Fitch”) may be subject to such risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher-rated fixed-income securities. Securities which are rated “Baa” by Moody’s are considered medium-grade obligations; they are neither highly protected nor poorly secured, and are considered by Moody’s to have speculative characteristics. Securities rated “BBB” by S&P are regarded as having adequate capacity to pay interest and repay principal, and, while such debt securities ordinarily exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for securities in this category than in higher-rated categories. Securities rated “BBB” by Fitch are considered investment-grade and of satisfactory credit quality; however, adverse changes in economic conditions and circumstances are more likely to have an adverse impact on these securities and, therefore, impair timely payment. If a security held by a Fund is downgraded to a rating below investment-grade, such Fund may continue to hold the security until such time as the adviser determines it to be advantageous for the Fund to sell the security.

Floating- and Variable-Rate Obligations

The Funds may purchase floating- and variable-rate obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank’s prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay at its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days’ notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

There generally is no established secondary market for these obligations because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations that are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The adviser, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund’s portfolio. Floating- and variable-rate instruments are subject to interest rate risk and credit risk.

The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

Forward Commitments, When-Issued and Delayed-Delivery Transactions

The Funds may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Delivery and payment on such transactions normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. The Funds will establish a segregated account in which they will maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each such Fund’s commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

Futures Contracts and Options Transactions

In General. The Funds may enter into and engage in futures contracts and options transactions as discussed below. A futures transaction involves a firm agreement to buy or sell a commodity or financial instrument at a particular price on a specified future date, while an option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts and options are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts, however, are subject to market risk (i.e., exposure to adverse price changes).

Although the Funds intend to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If it is not possible, or a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin.

An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer (i.e., seller) of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by both the writer and the holder of the option will be accompanied by delivery of the accumulated cash balance in the writer’s futures margin account in the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option may change daily, and that change would be reflected in the net asset value (“NAV”) of the relevant Fund.

The Funds may trade futures contracts and options on futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange. The Funds’ futures transactions must constitute permissible transactions pursuant to regulations promulgated by the CFTC. Pursuant to regulations and/or published positions of the SEC, a Fund may be required to segregate cash or high-quality money-market instruments in connection with its futures transactions in an amount generally equal to the entire value of the underlying security.

The Trust has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “CEA”) in accordance with Rule 4.5 of the CEA, and therefore, the Trust is not subject to registration or regulation as a commodity pool operator under the CEA.

Initially, when purchasing or selling futures contracts, a Fund will be required to deposit with the Custodian in the broker’s name an amount of cash or cash equivalents up to approximately 10% of the contract amount. This amount is subject to change by the exchange or board of trade on which the contract is traded, and members of such exchange or board of trade may impose their own higher requirements. This amount is known as “initial margin” and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures position, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. At any time prior to the expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, at the then prevailing price, thereby terminating its existing position in the contract.

The Funds may engage in futures contract sales to maintain the income advantage from continued holding of a long-term security while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term security prices. If, however, securities prices rise, a Fund would realize a loss in closing out its futures contract sales that would offset any increases in prices of the long-term securities they hold.

Another risk in employing futures contracts and options thereon to protect against cash market price volatility is the possibility that futures prices will correlate imperfectly with the behavior of the prices of the securities in such portfolio (the portfolio securities will not be identical to the debt instruments underlying the futures contracts).

Options Trading. The Funds may purchase or sell options on individual securities or options on indices of securities. The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify the exercise of such option. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option.

A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer the option to buy, the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

The Funds will write call options only if they are “covered.” In the case of a call option on a security or currency, the option is “covered” if a Fund owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, cash, U.S. Government securities or other liquid high-grade debt obligations, in such amount are held in a segregated account by such Fund’s custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified portfolio of securities comprising the index or liquid assets equal to the contract value. A call option is also covered if a Fund holds an offsetting call on the same instrument or index as the call written. The Funds will write put options only if they are “secured” by liquid assets maintained in a segregated account by the Funds’ custodian in an amount not less than the exercise price of the option at all times during the option period.

Each Fund may buy put and call options and write covered call and secured put options. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option. If the adviser is incorrect in its forecast of market value or other factors when writing options, the Fund would be in a worse position than it would have been had if it had not written the option. If a Fund wishes to sell an underlying instrument (in the case of a covered call option) or liquidate assets in a segregated account (in the case of a secured put option), the Fund must purchase an offsetting option if available, thereby incurring additional transactions costs.

Below is a description of some of the types of options in which certain Funds may invest.

Stock Index Options. The Funds may purchase and write (i.e., sell) put and call options on stock indices only as a substitute for comparable market positions in the underlying securities. A stock index fluctuates with changes of the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements of the securities in a Fund’s portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from purchasing or writing stock index options depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of particular stock. When a Fund writes an option on a stock index, such Fund will place in a segregated account with the Custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or otherwise will cover the transaction.

Stock Index Futures and Options on Stock Index Futures. The Funds may invest in stock index futures and options on stock index futures only as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, each Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

Foreign Currency Futures Contracts and Foreign Currency Transactions. The Funds may invest in foreign currency futures contracts and foreign currency transactions which entail the same risks as other futures contracts as described above, but have the additional risks associated with international investing. Similar to other futures contracts, a foreign currency futures contract is an agreement for the future delivery of a specified currency at a specified time and at a specified price, will be secured by margin deposits, are regulated by the CFTC and are traded on designated exchanges. A Fund will incur brokerage fees when it purchases and sells futures contracts.

The Funds may invest in foreign currency transactions. Foreign currency transactions, such as forward foreign currency exchange contracts, are also contracts for the future delivery of a specified currency at a specified time and at a specified price. These transactions differ from futures contracts in that they are usually conducted on a principal basis instead of through an exchange, and therefore there are no brokerage fees, margin deposits are negotiated between the parties, and the contracts are settled through different procedures. The adviser considers on an ongoing basis the creditworthiness of the institutions with which the Fund enters into foreign currency transactions. Despite these differences, foreign currency futures contracts and foreign currency transactions (together, “Currency Futures”) entail largely the same risks, and therefore the remainder of this section will describe the two types of securities together.

Because the Funds may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, they may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within the Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. The international balance of payments and other economic and financial conditions, government intervention, speculation and other factors affect these forces.

A Fund will purchase and sell Currency Futures in order to hedge its portfolio and to protect it against possible variations in foreign exchange rates pending the settlement of securities transactions. If a fall in exchange rates for a particular currency is anticipated, a Fund may sell a Currency Future as a hedge. If it is anticipated that exchange rates will rise, a Fund may purchase a Currency Future to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. These Currency Futures will be used only as a hedge against anticipated currency rate changes. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

The use of Currency Futures involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of Currency Futures strategies also depends on the ability of the adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the adviser’s judgment will be accurate. The use of Currency Futures also exposes a Fund to the general risks of investing in futures contracts: the risk of an illiquid market for the Currency Futures, the risk of exchange-imposed trading limits, and the risk of adverse regulatory actions. Any of these events may cause a Fund to be unable to hedge its securities, and may cause a Fund to lose money on its Currency Futures investments.

Interest Rate Futures Contracts and Options on Interest Rate Futures Contracts. The Funds may invest in interest rate futures contracts and options on interest rate futures contracts as a substitute for a comparable market position in the underlying securities. The Funds may also sell options on interest rate futures contracts as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or as to the degree of correlation between price movements in the options on interest rate futures and price movements in the Funds’ portfolio securities which are the subject of the transaction.

Interest Rate and Index Swaps. The Funds may enter into interest rate and index swaps in pursuit of their investment objectives. Interest rate swaps involve the exchange by a Fund with another party of their commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments). Index swaps involve the exchange by the Fund with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include dividends or income. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. A Fund will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. If the Fund enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

The use of interest rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. There is no limit, except as provided below, on the amount of swap transactions that may be entered into by the Funds. These transactions generally do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case a Fund may not receive net amount of payments that such Fund contractually is entitled to receive.

Future Developments. The Funds may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Funds or which are not currently available but which may be developed, to the extent such opportunities are both consistent with each Fund’s investment objective and legally permissible for the Fund.

Geographic Concentration

Certain Funds invest substantially all of their assets in municipal securities issued by issuers within a particular state and the state’s political subdivisions. These Funds are more susceptible to factors adversely affecting issuers of those municipal securities than would be a more geographically diverse municipal securities portfolio. These risks arise from the financial condition of the state and its political subdivisions. To the extent state or local governmental entities are unable to meet their financial obligations, the income derived by a Fund, its ability to preserve or realize appreciation of its portfolio assets or its liquidity could be impaired.

To the extent a Fund’s investments are primarily concentrated in issuers located in a particular state, the value of the Fund’s shares may be especially affected by factors pertaining to that state’s economy and other factors specifically affecting the ability of issuers of that state to meet their obligations. As a result, the value of the Fund’s assets may fluctuate more widely than the value of shares of a portfolio investing in securities relating to a number of different states. The ability of state, county or local governments and quasi-government agencies to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amounts of tax and other revenues available to governmental issuers may be affected from time to time by economic, political and demographic conditions within their state. In addition, constitutional or statutory restrictions may limit a government’s power to raise revenues or increase taxes. The availability of federal, state and local aid to governmental issuers may also affect their ability to meet obligations. Payments of principal and interest on private activity securities will depend on the economic condition of the facility specific revenue source from whose revenues the payments will be made, which in turn, could be affected by economic, political or demographic conditions in the state.

High Yield/Lower-Rated Debt Securities

Each Fund, except the Nebraska Tax-Free Fund, may invest in debt securities that are in low or below investment-grade categories, or are unrated or in default at the time of purchase (also known as high-yield securities or “junk bonds”). Such debt securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and are more volatile than higher-rated securities of similar maturity. The value of such debt securities will be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated debt securities may be less liquid and more difficult to value than higher- rated securities.

The market values of certain high yield/lower-rated debt and comparable unrated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, issuers of high yield/lower-rated debt and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

The risk of loss due to default by such issuers is significantly greater because high yield/lower-rated debt and comparable unrated securities generally are unsecured and frequently are subordinated to senior indebtedness. The Funds may incur additional expenses to the extent that they are required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for high yield/lower-rated debt and comparable unrated securities may diminish each Fund’s ability to: (a) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value; and (b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in financial markets.

Although the general market for high yield/lower-rated debt and comparable unrated securities is no longer new, the market for such securities has not yet weathered a major sustained economic recession. The effect that such a recession might have on such securities is not known. Any such recession, however, could disrupt severely the market for such securities and adversely affect the value of such securities. Any such economic downturn also could severely and adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

Illiquid Securities

The Funds may invest in securities not registered under the Securities Act of 1933, as amended (the “1933 Act”) and other securities subject to legal or other restrictions on resale and for which there may not be a readily available market and which may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. Each Fund may not invest or hold more than 15% of its net assets in illiquid securities.

Guaranteed Investment Contracts

Guaranteed investment contracts (“GICs”) are issued by insurance companies. In purchasing a GIC, a Fund contributes cash to the insurance company’s general account and the insurance company then credits to the Fund’s deposit fund on a monthly basis guaranteed interest at a specified rate. The GIC provides that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it. There is no secondary market for GICs and, accordingly, GICs are generally treated as illiquid investments. GICs are typically unrated.

Loans of Portfolio Securities

Each Fund may lend its portfolio securities pursuant to guidelines approved by the Trustees to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a state, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

A Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objectives, principal investment strategies and policies of the Fund. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the adviser, or the distributor.

Wells Fargo Bank acts as Securities Lending Agent for the Funds, subject to the overall supervision of the Funds’ investment adviser. Pursuant to an exemptive order granted by the Securities and Exchange Commission (“SEC”), Wells Fargo Bank MN is entitled to receive a portion of the revenues generated by securities lending activities as compensation for its services in this regard.

Mortgage-Related Securities

The Funds may invest in mortgage-related securities (also known as mortgage pass-through securities), which represent interests in “pools” of mortgages in which payments of both interest and principal on the securities are made monthly, in effect “passing through” monthly payments made by the individual borrowers on the residential mortgage loans that underlie the securities (net of fees paid to the issuer or guarantor of the securities). Payment of principal and interest on some mortgage-related securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities. Mortgage-related securities created by private issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers. Collateralized mortgage obligations, adjustable rate mortgages and mortgage participation certificates are the primary types of mortgage-related securities utilized by the Funds.

Collateralized Mortgage Obligations (“CMOs”). Certain Funds may invest in investment-grade CMOs. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association (“GNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”) or Federal National Mortgage Association (“FNMA”). CMOs are structured into multiple classes, with each class bearing a different stated maturity. Payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding longer maturity classes receive principal only after the first class has been retired. A longer duration or greater sensitivity to interest rate fluctuations generally increases the risk level of the CMO.

Adjustable Rate Mortgages (“ARMs”). Certain Funds each may invest in ARMs issued or guaranteed by a government agency such as the GNMA, FNMA or FHLMC, or by a private issuer. The full and timely payment of principal and interest on GNMA ARMs is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA also guarantees full and timely payment of both interest and principal, while FHLMC guarantees full and timely payment of interest and ultimate payment of principal. FNMA and FHLMC ARMs are not backed by the full faith and credit of the United States. However, because FNMA and FHLMC are government-sponsored enterprises, these securities are generally considered to be high-quality investments that present minimal credit risks. The mortgages underlying ARMs guaranteed by GNMA are typically insured or guaranteed by the Federal Housing Administration, the Veterans Administration or the Farmers Home Administration, whereas those underlying ARMs issued by FNMA or FHLMC are typically conventional residential mortgages which are not so insured or guaranteed, but which conform to specific underwriting, size and maturity standards. The yields provided by ARMs issued by a government agency have historically exceeded the yields on other types of U.S. Government securities with comparable maturities, although there can be no assurance that this historical performance will continue.

Certain Funds may also invest in ARMs offered by private issuers. These securities generally offer a higher rate of interest, but also involve greater credit and interest rate risk than U.S. Government agency issued ARMs because they offer no direct or indirect governmental guarantees. However, many private issuers or servicers of ARMs guarantee or provide insurance for timely payment of interest and principal.

Mortgage Participation Certificates. Certain Funds also may invest in mortgage participation certificates (“PCs”) and guaranteed mortgage certificates (“GMCs”), both issued by the FHLMC. PCs resemble GNMA certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool of mortgages. GMCs also represent a pro rata interest in a pool of mortgages. These instruments, however, pay interest semi-annually and return principal once a year in guaranteed minimum payments. Mortgage participation certificates differ from bonds in that principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity.

Other Mortgage-Related Securities. As new types of mortgage-related securities are developed and offered to investors, the adviser will, consistent with a Fund’s investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

Prepayment and Extension Risk. The stated maturities of mortgage-related securities may be shortened by unscheduled prepayments of principal on the underlying mortgages, or extended in rising interest rate environments. Therefore, it is not possible to predict accurately the average maturity of a particular mortgage-related security. Variations in the maturities of mortgage-related securities will affect the yield of a Fund. Rates of repayment of principal on mortgage-related securities that are higher or lower than expected may also expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment, the value of the premium would be lost. Like other fixed income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities.

Interest Rate Risk. The interest rates on the underlying mortgages of mortgage-related securities generally are readjusted at periodic intervals ranging from one year or less to several years in response to changes in a predetermined commonly recognized interest rate index. The adjustable rate feature should reduce, but will not eliminate, price fluctuations in such securities, particularly when market interest rates fluctuate. The NAV of a Fund’s shares may fluctuate to the extent interest rates on underlying mortgages differ from prevailing market interest rates during periods between interest rate reset dates. Accordingly, investors could experience some loss if they redeem their shares of a Fund or if the Fund sells these portfolio securities before the interest rates on the underlying mortgages are adjusted to reflect prevailing market interest rates.

Municipal Bonds

The Funds invest in municipal bonds. The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately operated facilities.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. For example, under federal tax legislation enacted in 1986, interest on certain private activity bonds must be included in a shareholder’s alternative minimum taxable income. Moreover, a Fund cannot predict what legislation, if any, may be proposed in the state legislature regarding the state income tax status of interest on such obligations, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of municipal obligations generally for investment by the Fund and the liquidity and value of the Fund’s portfolio. In such an event, the Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

Certain of the municipal obligations held by the Fund may be insured as to the timely payment of principal and interest. The insurance policies usually are obtained by the issuer of the municipal obligation at the time of its original issuance. In the event that the issuer defaults on interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance does not protect against market fluctuations caused by changes in interest rates and other factors.

Municipal Notes

The Funds may invest in municipal notes. Municipal notes include, but are not limited to, tax anticipation notes (“TANs”), bond anticipation notes (“BANs”), revenue anticipation notes (“RANs”) and construction loan notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

TANs. An uncertainty in a municipal issuer’s capacity to raise taxes as a result of such events as a decline in its tax base or a rise in delinquencies could adversely affect the issuer’s ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

BANs. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer’s adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

RANs. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer’s ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

The values of outstanding municipal securities will vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (i.e., credit risk). Such values also will change in response to changes in the interest rates payable on new issues of municipal securities (i.e., market risk). Changes in the value of municipal securities held in a Fund’s portfolio arising from these or other factors will cause changes in the NAV per share of the Fund.

Municipal Securities

Stand-by Commitments. The Funds may purchase municipal securities together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a stand-by commitment, and the aggregate price which a Fund pays for securities with a stand-by commitment may be higher than the price which otherwise would be paid. The primary purpose of this practice is to permit a Fund to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. In this regard, a Fund acquires stand-by commitments solely to facilitate portfolio liquidity and does not exercise its rights thereunder for trading purposes. Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and differences between the maturity of the underlying security and the maturity of the commitment.

The acquisition of a stand-by commitment does not affect the valuation or maturity of the underlying municipal securities. A Fund values stand-by commitments at zero in determining NAV. When a Fund pays directly or indirectly for a stand-by commitment, its cost is reflected as unrealized depreciation for the period during which the commitment is held. Stand-by commitments do not affect the average weighted maturity of the Fund’s portfolio of securities.

Other Investment Companies

The Funds may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) under the 1940 Act, subject to the Funds’ non-fundamental investment policies. Currently, under the 1940 Act, a Fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund’s total assets with respect to any one investment company, and (iii) 10% of such Fund’s total assets. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

Participation Interests

Each Fund may purchase participation interests in loans or instruments in which the Fund may invest directly that are owned by banks or other institutions. A participation interest gives a Fund an undivided proportionate interest in a loan or instrument. Participation interests may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Participation interests, however, do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a participation interest. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation interest.

Privately Issued Securities

The Funds may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the 1933 Act (“Rule 144A Securities”). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to a Fund. Privately issued securities that are “illiquid” are subject to the Funds’ policy of not investing or holding more than 15% of its net assets in illiquid securities. The adviser will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in its evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

Repurchase Agreements

Each Fund may enter into repurchase agreements, wherein the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon time and price. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. All repurchase agreements will be fully “collateralized,” as defined under the 1940 Act. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund’s disposition of the security may be delayed or limited.

A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund’s net assets would be invested in repurchase agreements with maturities of more than seven days, restricted securities and illiquid securities. A Fund will only enter into repurchase agreements with primary broker-dealers and commercial banks that meet guidelines established by the Trustees and that are not affiliated with the adviser. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the adviser.

Reverse Repurchase Agreements

The Funds may enter into reverse repurchase agreements (an agreement under which a Fund sells its portfolio securities and agrees to repurchase them at an agreed-upon date and price). At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities.

Stripped Securities

The Funds may purchase Treasury receipts, securities of government-sponsored enterprises (“GSEs”) and other “stripped” securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. The stripped securities the Funds may purchase are issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks, corporations and other institutions at a discount to their face value. The Funds may not purchase stripped mortgage-backed securities. The stripped securities purchased by the Funds generally are structured to make a lump-sum payment at maturity and do not make periodic payments of principal or interest. Hence, the duration of these securities tends to be longer and they are therefore more sensitive to interest rate fluctuations than similar securities that offer periodic payments over time. The stripped securities purchased by the Funds are not subject to prepayment or extension risk.

The Funds may purchase participations in trusts that hold U.S. Treasury securities (such as TIGRs and CATS) or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their “face value,” and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

Swaps, Caps, Floors and Collars

A Fund may enter into interest rate, currency and mortgage (or other asset) swaps, and may purchase and sell interest rate “caps,” “floors” and “collars.” Interest rate swaps involve the exchange by a Fund and a counterparty of their respective commitments to pay or receive interest (e.g., an exchange of floating-rate payments for fixed-rate payments). Mortgage swaps are similar to interest rate swap agreements, except that the contractually based principal amount (the “notional principal amount”) is tied to a reference pool of mortgages. Currency swaps’ notional principal amount is tied to one or more currencies, and the exchange commitments can involve payments in the same or different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on the notional principal amount from the party selling the cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling the floor. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

U.S. Government Obligations

The Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (“U.S. Government Obligations”). Payment of principal and interest on U.S. Government Obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government Obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Warrants

Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price, usually during a specified period of time. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant’s issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer. Warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the common stock to rise. A warrant becomes worthless if it is not exercised within the specified time period.

Zero Coupon Bonds

The Funds may invest in zero coupon bonds. Zero coupon bonds are securities that make no periodic interest payments, but are instead sold at discounts from face value. The buyer of such a bond receives the rate of return by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. Because zero coupon bonds bear no interest, they are more sensitive to interest rate changes and are therefore more volatile. When interest rates rise, the discount to face value of the security deepens and the securities decrease more rapidly in value; conversely, when interest rates fall, zero coupon securities rise more rapidly in value as the discount to face value narrows.

Nationally Recognized Statistical Ratings Organizations

The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Funds, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The adviser will consider such an event in determining whether the Fund involved should continue to hold the obligation. See the Appendix regarding the ratings of Moody’s and S&P.

SPECIAL CONSIDERATIONS AFFECTING

CALIFORNIA MUNICIPAL OBLIGATIONS

In addition to the general financial condition of the State, certain California constitutional amendments, legislative measures, executive orders, civil actions and voter initiatives could adversely affect the ability of issuers of California municipal obligations to pay interest and principal on such obligations. The following information relates specifically to the California Limited-Term Tax-Free Fund and the California Tax-Free Fund. This summary does not purport to be a comprehensive description of all relevant facts. Although the Trust has no reason to believe that the information summarized herein is not correct in all material respects, this information has not been independently verified for accuracy or thoroughness by us. Rather, this information has been culled from official statements and prospectuses issued in connection with various securities offerings of the State of California and local agencies in California, available as of the date of this Statement of Additional Information. Further, these estimates and projections should not be construed as statements of fact. They are based upon assumptions which may be affected by numerous factors and there can be no assurance that target levels will be achieved.

General Economic Factors. The economy of the State of California is the largest among the 50 States and is one of the largest in the world, with prominence in the high technology, trade, entertainment, agriculture, manufacturing, tourism, construction and services sectors. The State’s General Fund depends heavily on revenue sources that are cyclical, notably personal income and sales taxes. During the boom in the mid to late 1990s, record revenues flowed into the General Fund. The Legislature absorbed the unanticipated revenues by enacting new spending mandates and significant tax cuts took effect. Beginning in 2001, California’s economy slid into recession, and as thousands of jobs were lost and capital gains taxes on stock transfers dropped, General Fund revenues sharply declined. The budgetary stresses resulting from dependence on cyclical revenue sources have been compounded by an underlying structural imbalance between anticipated revenues and spending commitments, some of which increase annually by law regardless of revenue.

As of July 2005, the general economic situation in California is seen to be improving as personal income tax receipts have risen. Rising real property values, and related consumer spending by homeowners responding to this increased wealth, have been an important driver of recent growth. However, the pace of home price appreciation has been slowing, inventories have risen, and the median time it takes to sell a home has lengthened. A slowdown or, if there is a housing bubble, its bursting, would affect income tax revenues collected by the State and the property tax revenues of cities and counties. California employment figures have strengthened, and as of June 2005, employment levels surpassed the highs set just before the 2001 recession. As of August 2005, non-farm payroll employment was up 1.5 percent from a year earlier. Monthly unemployment figures for the State in August 2005 were 5.2 percent; the national unemployment rate in August 2005 was 4.9 percent.

Bond Ratings

Three major credit rating agencies, Moody’s, S&P and Fitch, assign ratings to California long-term general obligation bonds. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the municipal bonds they rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields while obligations with the same maturity and coupon with different ratings may have the same yield.

In July 2005, Moody’s upgraded the credit rating of the State’s general obligation bonds from A3 to A2, because of an improving economy and revenue and a moderately improved financial outlook for 2006 and beyond. Also in July 2005, Fitch upgraded its rating from A- to A due to economic improvements and the showing of some progress on the structural imbalance, which remains large. In August 2004, S&P upgraded the rating of the same bonds from BBB to A. It is not possible to determine whether or the extent to which Moody’s, S&P or Fitch will change such ratings in the future.

Notwithstanding the upgrades by the rating services, California’s general obligation bonds currently have lower ratings than other rated states. Lower ratings make it more expensive for the State to raise revenue, and in some cases, could prevent the State from issuing general obligation bonds in the quantity otherwise desired. Downgrades may negatively impact the marketability and price of securities in the Fund’s portfolio.

State Finances. The monies of California are segregated into the General Fund and approximately 900 Special Funds. The General Fund consists of the revenues received by the State’s Treasury that are not otherwise required by law to be credited to another fund, as well as earnings from State monies not allocable to another fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most major revenue sources of the State. Monies in the General Fund are appropriated pursuant to constitutional mandates or by legislation.

The unreserved fund balance of the General Fund is known as the Special Fund for Economic Uncertainties (“SFEU”). The SFEU consists of the residual of total resources after total expenditures and all legal reserves. The State draws on the SFEU to fund general activities when revenues decline or expenditures unexpectedly increase. Any appropriation from the SFEU is an appropriation from the General Fund for budgeting and accounting purposes.

A new Special Reserve Fund was created in 2004 with the successful passage of Proposition 58. The State is required to contribute to the Special Reserve Fund 1 percent of revenues in 2006-07, 2 percent in 2007-08, and 3 percent in subsequent years, subject to a cap.

Part of the Special Reserve Fund is dedicated to repayment of $11 billion of economic recovery bonds (ERBs) issued by the State in 2004; the fund will also be used to cushion future economic downturns or remediate natural disasters.

Fiscal Year 2004-05 Budget. California’s fiscal year runs from July 1 to the following June 30. The January before the existing budget expires, the Governor proposes a new budget. The Governor’s proposal is based on assumptions about the budget act then in effect, is updated in May, and is subject to negotiation with the Legislature before enactment in the summer.

Pursuant to Proposition 58, which was adopted by voters in March 2004, the Legislature is required to enact a budget in which General Fund expenditures do not exceed estimated General Fund revenues and fund balances at the time of passage. Previously, governors were required to propose a balanced budget, but the Legislature could enact a deficit budget. The balanced budget determination for Proposition 58 is made by subtracting expenditures from all available resources, including prior-year balances. Proposition 58 also prohibits certain future borrowing to cover fiscal year-end deficits. To pass a budget act requires a 2/3 vote in the Legislature. The Governor may reduce or eliminate specific line items in the budget act without vetoing the entire act; these line-item vetos are subject to override by a two-thirds vote in each house of the Legislature.

The 2004-05 Budget Act, enacted on July 31, 2004 (the “2004-05 Budget”), projected improvements in State revenues of 3.6 percent as a result of economic recovery. A budget shortfall of over $13.9 billion and a cumulated deficit of $26 billion were recognized. To close the budget gap, the State relied on spending cuts ($4.0 billion), cost avoidance ($4.4 billion), fund shifts ($1.6 billion), loans or borrowing ($2.1 billion), and transfers and other revenue ($1.8 billion).

When enacted, the 2004-05 Budget relied on savings opportunities that were uncertain, including issuing nearly $1 billion in bonds to cover current pension fund obligations, increasing the State’s share of tribal gaming revenues pursuant to new compacts, and taking a 75 percent share of punitive damages awarded in California courts. Some of the uncertainties have since been resolved favorably to the State. For example, a tax amnesty program has resulted in much greater receipts than expected, although some of the payments were made under protest and are subject to refunding as taxpayers win their disputes. The State has estimated an additional $380 million will be recognized over a multi-year period as a result of the amnesty. The State has also enacted a statute providing for the sharing of punitive damages awards, although the law is to sunset in 2006 unless otherwise extended. However, plans for tribal gaming and pension bonds were impeded by litigation. In November 2004, a constitutional initiative was passed that permits the State to withhold $1.3 billion per year in property tax revenue to local governments for 2004-05 and 2005-06. Beginning in 2006-07, the new law curbs State authority to reduce local governments’ share of tax revenue. Local entities with the capacity to charge user fees, providers of transportation, water and sewer services are facing the heaviest funding cuts, losing 40% of their property tax revenue to the State. At the same time, local governments’ right to levy a  1/4 cent sales tax was eliminated in exchange for a share of property tax revenue in the future. To the extent that local entities are unable to recoup their losses with higher fees, service, capital investment and maintenance may suffer as a result of the 2004-05 and 2005-06 withholdings. When the compromise shifts in favor of local governments beginning in 2006, the State may experience reduced flexibility in managing revenue shortfalls. For years after 2006, the proposal has been criticized for limiting the State’s future flexibility to manage revenue shortfalls, and by locking into place an unwieldy relationship between the State and local governments.

Fiscal Year 2005-06 Budget. On July 7, 2005, the Legislature adopted the 2005-06 Budget (the “2005-06 Budget”), which was signed by Governor Schwarzenegger on July 11, 2005. The 2005-06 Budget assumes that the State General Fund will end fiscal year 2004-05 with a reserve of approximately $6.8 billion, revenues of $89.2 billion and expenditures of $81.7 billion, leaving a balance of $7.5 billion. The 2005-06 Budget calls for total expenditures of $90 billion from the General Fund with expected revenues of $84 billion. The resulting shortfall is expected to draw down the current year reserve to $1.3 billion at the end of fiscal year 2005-06, of which $900 million will be set aside for payment in 2006-07 of tax refunds and other adjustments related to taxation. Fiscal year 2006-07 is expected to begin with committed expenditures exceeding expected revenues for the coming fiscal year due to the structural imbalance in estimated amounts ranging from $4.7 billion to $7.5 billion.

As signed by the Governor, the 2005-06 Budget reflects a 10 percent increase in expenditures over fiscal year 2004-05, while revenues are expected to rise only 5.7 percent. The spending growth reflects significant spending increases for a variety of state programs, restoration of spending deferred in fiscal year 2004-05, and payments of obligations incurred in prior years, including a loan from local governments. The 2005-06 Budget repays local governments $1.2 billion owed to them by August 2006 for vehicle-license fees (“VLF”) pursuant to a cost avoidance mechanism incorporated into the 2004-05 Budget and approved by voters in November 2004. The 2005-06 Budget also includes elements that shift or defer obligations or that result in borrowing. The 2005-06 Budget funds the 2005-06 minimum legally required level for K-12 education, using the levels set in the 2004-05 Budget as the basis for mandated increases. The State saved $3.8 billion in 2004-05 by not paying the minimum guaranteed level for 2004-05; under current law, this amount must be restored in future years. The 2005-06 Budget provides for transfer of $1.3 billion of gasoline tax revenues to State transportation initiatives, consistent with Proposition 42. The 2005-06 Budget also defers payments of some obligations, including a judgment against the State for flood damage, which the State has proposed to pay with a $428 million loan from Merrill Lynch.

The 2005-06 Budget continues to rely on a compact reached with local governments and approved by voters in November 2004 that permits the State to keep $1.3 billion in property tax revenues otherwise owed to local governments for each of fiscal years 2004-05 and 2005-06.

Some of the revenue and cost-saving assumptions reflected in the 2005-06 Budget were uncertain at the time of enactment. The 2005-06 Budget includes $525 million in pension bond revenue; however, these bonds are subject to legal challenge on the same grounds that a similar pension bond issuance was blocked during fiscal year 2004-05.

While the 2005-06 fiscal year is expected to end in balance, unless policies change, the State’s ongoing funding commitments will confront the State with a budget gap at the start of 2006-07. This shortfall is estimated at about $5 billion in 2006-07, according to estimates of the Legislative Analyst’s Office (LAO), a nonpartisan state agency. The LAO also estimates that the State will face repayments on budget-related debt of about $4 billion annually over the period 2006-07 through 2008-09.

To address the ongoing structural imbalance, the Governor has called a special State-wide election for November 8, 2005 for voting on a number of initiatives, including a proposed constitutional amendment called “California Live Within Our Means Act,” or Proposition 76. Proposition 76 would place a second limit on state expenditures, which would be based on an average of revenue growth in the three prior years; there is an existing limit tied to growth in the economy and population, and even since the 2001-02 revenue downturn, state expenditures have been well below this existing limit. Under the Proposition 76 limit, revenues in excess of the new limit would be allocated to reserves in the General Fund and each of the State’s special funds, which could be used to even out spending in low revenue years. If reserves were inadequate to cushion low-revenue years, State expenditures would be required to contract.

Proposition 76 would also change the budgeting process to require the Legislature and Governor to maintain budgets in balance during the fiscal year and to intervene if a deficit is anticipated. This initiative would require governors in future years to call a special session of the Legislature whenever during a fiscal year the Director of Finance informs the Governor that spending is likely to exceed revenues. The Legislature would face a deadline and would be unable to enact other legislation until the budget imbalance is addressed. If the Legislature and the Governor were unable to agree within the deadline, across-the-board spending cuts would automatically go into effect, except for debt service obligations and spending required by federal law. Furthermore, if a budget for the coming fiscal year were not timely enacted by June 30, funding levels would remain unchanged until enactment of a new budget.

Proposition 76 also includes measures to prevent future governors and legislators from avoiding statutorily mandated spending. For example, Proposition 98, which guarantees increases in K-12 education spending, permits the Legislature to suspend increased spending with a two-thirds vote, provided that the suspended funding is later restored. The Governor proposes to eliminate the option to suspend increases, thereby depriving the Legislature of the option to “underfund” schools and accrue mounting obligations to restore suspended funds.

The upward funding ratchet of Proposition 98 would be loosened by not including one-time overpayments for education in past years in the basis for calculating required future funding growth. While under existing law, maintenance factor payments restore ongoing funding for Proposition 98, under the Governor’s proposal these payments will be one-time adjustments, and will not raise the ongoing Proposition 98 minimum guarantee.

Future Budgets. We cannot predict what actions will be taken in the future by the State Legislature, the Governor and voters to deal with changing State revenues and expenditures. Governor Schwarzenegger has called a special election for

November 2005 to present Proposition 76’s constitutional reforms directly to voters. Embedding near-term solutions into the State Constitution, particularly solutions that defer current costs and that anticipate benefits in the future, may limit the State’s options in the future. To the extent that California’s structural deficit arises from inflexible legislated spending commitments, some of the Governor’s proposals render these commitments increasingly inflexible in the future. The State budget will be affected by national and State economic conditions and other factors.

State Indebtedness.

The State Treasurer is responsible for the sale of debt obligations of the State and its various authorities and agencies. In the 2005 Debt Affordability Report, the Treasurer reported that over the last three years, the State has accumulated $25.5 billion in debt to close ongoing budget gaps, obtaining $16 billion from the financial markets, $3.9 billion from other levels of government, and $5.2 billion from special funds, such as the Proposition 42 Transportation and Investment Fund. California’s ratio of debt service to General Fund revenues is projected to be 4.65 percent for fiscal year 2005-06, based on $3.9 billion in debt service payments versus $84.4 billion in General Fund revenues. This projected ratio does not include the ERBs, which are repaid from a dedicated quarter-cent sales tax. When the ERB debt service and dedicated revenue stream are included in the ratio, the resulting ratio of debt service to General Fund revenues increases to 5.45 percent in 2005-06. California’s debt levels are consistent with those of other large states; however, the Treasurer observes that a substantial share of California’s debt is for deficit borrowing, not investment in capital projects.

General Obligation Bonds. California’s capacity to issue general obligation bonds is described in the State Constitution. General obligation indebtedness of the State may not be created without the approval of a majority of voters. Debt service on general obligation bonds is the second charge to the General Fund after the support of the public school system and public institutions of higher education. General obligation bond acts provide that debt service on general obligation bonds shall be appropriated annually from the General Fund and all debt service on general obligation bonds is paid from the General Fund. Certain general obligation bond programs receive revenues from sources other than the sale of bonds or the investment of bond proceeds. As of July 1, 2005, the State had outstanding approximately $47.3 billion aggregate principal amount of voter-authorized general obligation bonds (including the $10.9 billion of ERBs).

The Legislature has approved a new bond for the construction and renovation of public libraries of approximately $600 million, to be presented to voters in the June 2006 primary election. A $9.95 billion bond measure for high speed rail projects has been placed on the November 2006 general election ballot but legislation is pending to defer this measure until 2008. Additional bond proposals may be added to the 2006 primary or general election ballots. In November 2004, voters approved issuance of $3 billion in state general obligation bonds to provide $295 million annually for 10 years to California schools, institutes and private companies conducting stem cell research. The measure is intended to be self-funding, with repayment made from patent royalties and tax revenues generated by new jobs.

Commercial Paper. Voter-approved general obligation indebtedness may be issued as commercial paper notes for some bond issues. Pursuant to the terms of the bank credit agreement supporting the general obligation commercial paper program, not more than $1.5 billion in general obligation commercial paper notes may be outstanding at any time. As of July 1, 2005, the State had $94 million aggregate principal amount of general obligation commercial paper notes outstanding.

Lease-Revenue Bonds. In addition to general obligation bonds, the State builds and acquires capital facilities through the use of lease-revenue bonds. Under these arrangements, the State Public Works Board, another State or local agency or a joint powers authority issues bonds to pay for the construction of facilities such as office buildings, university buildings or correctional institutions. These facilities are leased to a State agency or the University of California under a long-term lease which provides the source of payment of the debt service on the lease-revenue bonds. The State had approximately $7.8 billion General Fund-supported lease- revenue debt outstanding at July 1, 2005.

Non-Recourse Debt. Certain State agencies and authorities issue revenue obligations for which the General Fund has no liability. Revenue bonds represent obligations payable from State revenue-producing enterprises and projects which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by the revenue bonds. The enterprises and projects include transportation projects, various public works projects, public and private educational facilities (including the California State University and University of California systems), housing, health facilities and pollution control facilities. State agencies and authorities had outstanding about $41.5 billion in aggregate principal amount of revenue bonds and notes which are non-recourse to the General Fund as of December 31, 2004.

Cash Flow Borrowings. As part of its cash management program, the State has regularly issued short-term obligations to meet cash flow needs. During fiscal year 2004-05, the State had outstanding $6 billion of Revenue Anticipation Notes, which matured and were repaid on June 30, 2005.

Inter-fund Borrowing. Inter-fund borrowing permits the General Fund to transfer money from special funds when the General Fund is or will be exhausted. All transfers must be restored to the transferor special fund as soon as there is sufficient money in the General Fund to do so, and no transfer may be made if it would interfere with the objective for which such special fund was created. As of July 31, 2005, there were $1.1 billion of outstanding loans from the SFEU or other inter-fund sources to the General Fund.

Constitutional, Legislative and Other Factors. California voters have approved a series of tax-limiting initiatives, which have increased the difficulty in raising taxes, restricted the use of revenues, or otherwise limited the discretion of the Legislature and Governor in enacting budgets, adding complexity to the revenue-raising process of the State and local entities. California also has a rule of taxpayer standing (Cal. C.C.P. 526a) that permits any citizen or corporation liable to pay a tax to challenge the assessment in court to prevent illegal expenditure, waste, or injury, provided that no bonds for public improvements or public utilities may be enjoined. With this relatively low bar to taxpayer lawsuits, the California judiciary has interpreted many of the tax-related initiatives, sometimes with results unexpected by taxing authorities. No assurances can be given that California entities will be able to raise taxes to meet future spending requirements. It is also possible that California entities have not successfully complied with the complex legislative framework, and may in the future be required to return revenues previously collected.

The initiatives began in 1978 with Proposition 13 (Cal. Const. Art. XIIIA), which, as amended, generally caps the maximum real property tax that may be imposed at one percent, caps annual increases in assessed property values at two percent, permits reassessment to market value only on sale (subject to certain exemptions), and requires local governments to obtain the approval of two-thirds of the electorate to impose special taxes (taxes imposed for specific purposes). Proposition 13 also gave the State legislature responsibility for allocating the remaining proceeds of the property tax. Proposition 13 was intended to stop local governments from relying on open-ended voter approval to incur governmental expenses deemed desirable from year to year, and from levying taxes accordingly. Proposition 13 is believed to have altered local land development policies by encouraging localities to approve development of retail facilities over housing: typically, cities and counties obtain the highest net revenues from retail developments, and housing and manufacturing developments often yield more costs than tax revenues. Furthermore, because the basic one percent ad valorum tax is based on the value of the property as of the owner’s acquisition, the amount of tax on comparable properties varies widely.

Proposition 4 or the “Gann Initiative” (Cal. Const. Art. XIIIB) was adopted in 1979 and restricts State and local spending of revenues derived from taxes, regulatory licenses, user charges or other fees. The spending limits are adjusted annually to reflect changes in the cost of living and population growth. If revenues exceed limits, local governments must return excess revenues to taxpayers in the form of rate reductions; the State is obligated to refund half of the excess to taxpayers, and to transfer the remaining half to schools and community colleges.

Both Propositions 13 and 4 have been amended several times, but both continue to constrain State and local spending. After the passage of Proposition 13, the State provided aid to local governments from the General Fund to make up some of the lost property tax revenues, including taking over the principal responsibility for funding local K-12 schools and community colleges. During the recession of the early 1990s, the State curtailed post-Proposition 13 aid to local government entities other than school districts by requiring cities and counties to transfer some of their allocated property tax revenues to school districts. Notwithstanding the cutbacks, local governments have continued to rely on the State to support basic local functions, including local law enforcement, juvenile justice and crime prevention programs. The State withheld these allocations in part in 2003-04 and 2004-05 to deal with the State’s financial challenges, and such withholdings must be repaid in the future.

In 1986, California voters approved Proposition 62, a statute that requires super-majority approvals of local government taxes. Two-thirds of the local entity’s legislative body and a majority of its electorate must approve any tax for general governmental purposes, and two-thirds vote of the electorate must approve any special tax for specific purposes.

In 1996, California voters approved Proposition 218 (Cal. Const. Arts. XIIIC and XIIID), an initiative with a purpose of “limiting local government revenue and enhancing taxpayer consent.” Proposition 218 requires a majority of a local entity’s electorate to approve any imposition or increase in a general tax, and two-thirds of the local entity’s electorate to approve any imposition or increase in a specific tax. Proposition 218 also precludes special districts, including school districts, from levying general taxes; accordingly, special districts are required to obtain two-thirds approval for any increases. Proposition 218 has a retroactive effect, in that it enables voters to use initiatives to repeal previously authorized taxes, assessments, fees and charges.

Proposition 218 is generally viewed as restricting the fiscal flexibility of local governments, and for this reason, some California cities and counties experienced lowered credit ratings, and other local governments may be reduced in the future. In recent lawsuits, the California Court of Appeal has applied the anti-tax intent of Proposition 218 broadly to find city and county taxes and charges invalid.

Other litigation and initiatives complicate the State’s ability to spend tax revenue.

In 1988, voters passed Proposition 98, which, as modified by Proposition 111, guarantees K-12 schools and community colleges a minimum share of General Fund revenues. Proposition 98 permits the Legislature, by a two-thirds vote in both houses and with the Governor’s concurrence, to suspend the minimum funding formula for a one-year period. The 2004-05 Budget suspended the level of Proposition 98 spending by approximately $2 billion and added $2 billion to the existing “maintenance factor” (the difference between Proposition 98 guarantees and actual appropriations), bringing the cumulative maintenance factor to an estimated $3.8 billion, which must be restored in future years as economic conditions improve.

With a ballot initiative in November 2004, voters approved a 1 percent surcharge on incomes over $1 million to pay for county mental health services. The LAO cites this enactment as a potential obstacle to efforts to reduce the volatility of state revenues, because it may impede adjustments to the progressive structure of the State’s personal income tax. Another initiative in the same vein, titled the “Preschool for All Act,” is expected to appear on the November 2005 ballot; it would impose a tax on high income households to pay for educational programs for four-year old children. The McCauley-Rooker Act, another ballot initiative expected to be presented to voters in November 2005, would establish a wealth tax.

The full impact of these propositions and initiatives on existing and future California security obligations remains to be seen. Further, it is unknown whether additional legislation bearing on State and local government revenue will be enacted in the future and, if enacted, whether such legislation will provide California issuers enough revenue to pay their obligations.

Litigation. The State is involved in certain legal proceedings (described in the State’s recent financial statements). Some of these have been recently decided against the State, including a lawsuit seeking payment for flood damage, resulting in a stipulated judgment of which $428 million remains to be paid, and a judgment requiring the State Controller to transfer $500 million from the General Fund to the State teachers’ retirement board. On July 1, a federal court transferred the State’s prison medical system to a receiver whose decisions will be paid for by the State, and the ensuing costs cannot be predicted.

Additional pending suits may cause the State to incur judgment costs in the future or prevent the State from raising revenues. For example, a series of tax cases challenging the State’s methods of calculating corporate taxes could, if decided in favor of the taxpayers, result in refunds and annual tax revenue losses of hundreds of millions of dollars. In another matter, the California Teachers Association filed suit in August 2005, contending that the State has not fulfilled minimum school funding obligations mandated in the California Constitution, resulting in an underfunding of approximately $3.1 billion.

Penalties against the State for administrative errors may require the State to make significant future payments. The State expects to receive about $55 billion in federal funds in 2004-05, with roughly $27 billion dedicated to various health and social services programs and about $14 billion allocated to education. Compliance with federal program requirements is enforced by penalties. The State has budgeted a $218 million penalty for failure to implement a statewide computer system to track child support payments; if the system is operational in 2005, the federal penalty may be waived.

Recent Developments Regarding Energy. The stability of California’s power grid and its transmission capacity remains of concern. In its 2005 Summer Assessment, California’s Independent Service Operator predicted adequate capacity to meet anticipated summer 2005 demands, but with a narrow operating margin, and called for aggressive conservation efforts. Heat waves in Southern California in the spring of 2004 resulted in transmission emergencies, which have prompted cuts to certain volunteer customers and also short rotating blackouts. In 2000 and 2001, at the height of California’s energy crisis, the State experienced rolling blackouts, or cuts of power to entire blocks of the power grid. Since 2001, California’s supply of electric energy has been augmented by net new capacity of 8,674 megawatts, and transmission lines have been upgraded.

Natural gas prices in California are not regulated, and therefore, may fluctuate. Significant interruption in natural gas supplies could adversely affect the economy, including generation of electricity, much of which is fueled by natural gas.

There can be no assurance that there will not be continued and future disruptions in energy supplies or related developments that could adversely affect the State’s and local governments’ economies, and that could in turn affect State and local revenues.

Seismic Activity. Substantially all of California is within an active geologic region subject to major seismic activity. Northern California in 1989 and Southern California in 1994 experienced major earthquakes causing billions of dollars in damage. Neither event has had any long-term negative economic impact. Seismic retrofitting is an ongoing expense for State infrastructure. The Bay Bridge connecting Oakland and San Francisco is undergoing seismic reconstruction, for which, as of July 18, 2005, the State has committed to contribute an additional $635 million. In the event of an earthquake, California municipal obligations could be affected by revenue interruptions resulting from damage to productive assets, income tax deductions for casualty losses, or reduced property tax assessments.

Fire. Due to hot summers, low humidity and dry winds, California is subject to certain risks with regard to wildfires. The State bears responsibility for fire control in 31 million acres of wildland, mostly privately owned. In 2005, fires have burned in Los Angeles, Riverside and San Bernardino counties. In October 2003, large wildfires engulfed over 746,000 acres and hundreds of homes in Los Angeles, Riverside, San Bernardino, San Diego and Ventura Counties. Losses have been estimated in the range of $1.5 to $2.5 billion. Southern California is continuing to experience a drought that increases its vulnerability to wildfire. Fire protection costs have increased over the last 10 years due to increased population in wildland areas, labor costs and unhealthy forest conditions, where trees are dry due to infestation and drought.

Water Supply and Flooding. Due to aspects of its geography, climate and continually growing population, California is subject to certain risks with regard to its water resources. California has intermittently experienced droughts and floods. During prior droughts, some urban areas resorted to mandatory rationing, farmers in several agricultural areas chose to leave part of their acreage fallow, and ecosystems in some regions endured severe deprivations. Heavy rainfall may result in floods and landslides, particularly in areas damaged by wildfire. Northern California relies on a system of levees to channel waterways around agricultural and populated land, and Southern California relies on these levees to transfer water supplies. Levee infrastructure is known to be deteriorating, and there is concern that an earthquake or major storm could cause levees to fail. The California Department of Water Resources estimates that billions of dollars of improvements may be necessary to bring state levees up to basic standards, with additional hundreds of millions needed annually for maintenance. The California Bay-Delta Authority (CALFED), a joint state and federal agency, has an approved budget of $8.1 billion in the next 10 years, but the source of such funds is unclear. Historically, the State has contributed 60 percent of CALFED’s funds. Court decisions have clarified State liability for flood damage. As with the potential risks associated with seismic activity, any California municipal obligation could be affected by an interruption of revenues because of damaged facilities or income tax deductions for casualty losses or property tax assessment reductions.

SPECIAL CONSIDERATIONS AFFECTING

COLORADO MUNICIPAL OBLIGATIONS

The following highlights some of the more significant financial trends and issues affecting Colorado and its economy and is based on information drawn from official statements, government web sites and other resources publicly available as of the date of this SAI. Wells Fargo Bank has not independently verified any of the information contained in such resources, but is unaware of any fact that would render such information inaccurate.

Overview of Colorado Economy and General Information

During the mid-1980’s, the State’s economy was adversely affected by numerous factors, including the contraction of the energy sector, layoffs by advanced technology firms and an excess supply of both residential and nonresidential buildings causing employment in the construction sector to decline. As a result of these conditions, certain areas of the State experienced particularly high unemployment. Furthermore, in 1986, for the first time in 32 years, job generation in the State was negative and, in 1986, for the first time in 21 years, the State experienced negative migration, with more people leaving the State than moving in.

During the 1990s, the Colorado economy became increasingly diversified moving from an economy formerly reliant on agriculture and mining to one based on services, communications, transportation, tourism, health care, high-tech and manufacturing, with small businesses predominating. During this period there was steady improvement in the Colorado economy: per-capita income increased approximately 60.1% from 1990 to 1999 (5.6% in 1999) and retail trade sales revenues increased approximately 100.6% from 1990 to 1999 (7.4% in 1999), reflecting, in part, an annual average population growth rate of 2.7% and an average unemployment rate of 4.4% during this period. In 2000, the peak year of the economic expansion, per-capita income increased approximately 3.0%, wage and salary income increased approximately

12.6% and retail trade sales revenues increased approximately 11.1%. In addition, the population increased 6.0% and the average unemployment rate hit a historic, and unsustainable, low of 2.7%.

In 2001 Colorado’s economy, like the national economy, began to weaken, taking a sharp downturn after the September 11, 2001 terrorist attacks. In 2001, per-capita income growth slowed to approximately 1.7%, wage and salary income growth slowed to approximately 3.6%, retail trade sales revenues slowed to approximately 1.6%, population growth slowed to 2.1% and the average unemployment rate increased to 3.7%. Colorado began to lose jobs in January 2001, and declines in the state’s high technology, communications, and finance industries combined with a dramatic slowdown in tourism (caused in part by the worst drought since the 1930s and related Colorado wild fires), caused significant job losses during 2002. Colorado lost 43,000 jobs in 2002 and 32,000 jobs in 2003. The losses in 2002 and 2003 were the most severe in any reported period in the last sixty years. In 2004 there was a net increase of approximately 27,600 new jobs compared to 2003. The employment growth is expected to be 2.3% in 2005 and 2.6% in 2006.

At the present time, Colorado government officials believe that the economic signals are encouraging and that evidence continues to mount that the worst of the recent negative economic conditions are over. Increasing national economic activity, however, will play a vital role in the continued strengthening and growth of economic activity in Colorado. The unemployment rate in Colorado was approximately 5.2% in 2004, following an unemployment rate of 6.2% in 2003. The unemployment rate is expected to be 5.1% in 2005 and to gradually decline to approximately 4.6% by 2010.

Personal income in Colorado increased by 2.1% in 2003 and 5.8% in 2004. Colorado government officials estimate that personal income growth will be 6.4% in 2005 and 6.8% in 2006. It is expected that personal income growth will average about 6.7% from 2007 through 2010. Colorado wage and salary income increased only 1.1% in 2003 because employment levels were lower and because high-wage jobs in the advanced technology and financial sectors had been lost. Colorado wage and salary income increased 4.6% in 2004, and as labor markets recover, Colorado government officials estimate that total wage and salary income will increase 6.1% in 2005, 5.7% in 2006 and 6.2% in 2007. In 2008 through 2010, annual wage and salary income growth is expected to be above 6.0%.

Growth in retail trade sales is estimated to be 5.8% in 2005 and 5.6% in 2006, compared to 6.2% in 2004. Population growth in Colorado in 2005 is estimated to be 1.3% and is expected to be about the same in 2006. Population growth is expected to average about 1.6% for each of the years between 2007 and 2010. Government officials expect net individual income tax revenue to increase 6.9% in the 2005-06 fiscal year and 5.5% in the 2006-07 fiscal year. Net corporate income tax revenue rose 33.9% in the 2004-05 fiscal year as a result of the 50% bonus depreciation and increased small business expensing provisions of the Federal Jobs and Growth Tax Relief Reconciliation Act of 2003, which ended in 2004. Government officials expect net corporate income tax revenue to decrease 5.2% in the 2005-06 fiscal year as a result of increasing fiscal year 2005-06 refunds and strong growth in fiscal year 2004-05. Beginning in the 2006-07 fiscal year, net corporate income tax revenue is expected to increase as refunds slow down and the economy continues to expand.

Despite recent increases in energy prices, government officials believe that Colorado’s economy will continue to expand, although at a somewhat slower pace, in the near term. A risk to the forecast of continued improvement in the Colorado economy, however, is that the Colorado economic recovery will likely mirror any major shift, positive or negative, in the national economic recovery, and if the national economy does not resume robust growth in the near term, Colorado’s recovery is likely to follow the national recovery. Additional risk lies in high energy prices and their impact on consumers and the impact of natural disasters such as Hurricane Katrina on the national economy. In addition, if housing prices, which increased dramatically in Colorado during the later half of the 1990s, become high relative to the underlying economic conditions, the State could see a drop in housing prices. Should this occur, consumer spending would decrease, cash-out financing would be much lower and slow spending and job growth in many industries that rely on home sales would be lower.

Political Subdivisions

The State of Colorado’s political subdivisions include approximately 1,600 units of local government in Colorado, including counties, statutory cities and towns, home-rule cities and counties, school districts and a variety of water, irrigation, and other special districts and special improvement districts, all with various constitutional and statutory authority to levy taxes and incur indebtedness. Certain obligations of Colorado state and local public entities are subject to particular economic risks, including, but not limited to, the vulnerabilities of resort economies, which depend on seasonal tourism, downturns in sales tax and other revenues, and fluctuations in the real estate market. Real estate construction levels are expected to experience moderate corrections in 2005 and 2006 as interest rates rise and the cost of construction increases as a result of Hurricane Katrina. Nonresidential building construction increased 26.3% in 2004 but is estimated to decrease 9.2% in 2005 and 0.7% in 2006. Residential construction increased 15.6% in 2004 but is expected to decrease 6.7% in 2005 and 1.9% in 2006.

State Finances: General Fund

The State derives most of its General Fund revenues from taxes. The two most important sources of these revenues are sales and use taxes and income taxes, which accounted for approximately 31% and 62%, respectively, of total General Fund revenues during the 2004-05 fiscal year.

The State experienced a 6.9% increase in General Fund revenues for the 2004-05 fiscal year. It is anticipated that General Fund revenues will increase 4.6% for the 2005-06 fiscal year and 5.9% for the 2006-07 fiscal year. However, the State experienced a $179.0 million (or 2.9%) decline in General Fund revenues for fiscal year 2003—largely due to continued economic downturn and fallen stock values. The dismal performance of the stock markets for much of fiscal year 2003 impacted tax receipts on capital gains for that year. Similarly, the fact that a significant portion of Colorado’s use tax revenue is derived from the telecom industry resulted in a 2.9% decline in use tax revenues in fiscal year 2003. As a result of the revenue shortfall, budget reductions, transfers, and other decisions were made which resulted in a General Fund reserve of $223.1 million for fiscal year 2003 in lieu of a budget deficit that otherwise would have occurred. This compares with reserves of $165.3 million and $786.8 million in the previous two fiscal years.

Colorado Constitutional and Other Laws

State Constitution. The Colorado Constitution contains strict limitations on the ability of the State to create debt. However, the constitutional provision has been interpreted not to limit the ability of the State to issue certain obligations which do not constitute debt, including short-term obligations which do not extend beyond the fiscal year in which they are incurred and certain lease purchase obligations which are subject to annual appropriation. The State is authorized pursuant to State statutes to issue short-term notes to alleviate temporary cash flow shortfalls.

TABOR Amendment. On November 3, 1992, the Colorado voters approved a State constitutional amendment (the “TABOR Amendment”) that restricts the ability of the State and local governments to increase taxes, revenues, debt and spending. The TABOR Amendment provides that its provisions supersede conflicting State constitutional, State statutory, charter or other State or local provisions.

Among other provisions, the TABOR Amendment requires the establishment of emergency reserves, limits increases in district revenues and in district fiscal year spending, and requires voter approval for new taxes, tax increases or debt not meeting certain exceptions. As a general matter, annual State fiscal year spending may change not more than inflation plus the percentage change in State population in the prior calendar year. Annual local district fiscal year spending may change no more than inflation in the prior calendar year plus annual local growth, as defined in and subject to the adjustments provided in the TABOR Amendment. The TABOR Amendment provides that annual district property tax revenues may change no more than inflation in the prior calendar year plus annual local growth, as defined in and subject to the adjustments provided in the TABOR Amendment. District revenues in excess of the limits prescribed by the TABOR Amendment are required, absent voter approval, to be refunded by any reasonable method, including temporary tax credits or rate reductions. Such “TABOR surpluses” for the State grew from $139 million in the 1996-97 fiscal year to $927.2 million in the 2000-01 fiscal year, and over the past several years the State has refunded revenues in excess of applicable limits to certain taxpayers in the State in accordance with the TABOR Amendment.

During the 1990s the federal government underestimated Colorado’s population. Therefore the State refunded $483 million to taxpayers under the TABOR Amendment that would not have been refunded if the proper population estimates had been made. The TABOR Amendment allows for the limit to be adjusted each decade in accordance with the Census count. The Colorado General Assembly determined that the proper way to make the adjustment was to use the percentage change in the State’s populations (6.0%) in the TABOR Amendment limit for the 2002 fiscal year and then measure the amount of revenue that comes in below that adjusted limit. The percentage points of population growth in the limit that are not used in the 2002 fiscal year can be carried forward into future years (referred to as the “growth dividend”) until such time as all of the population percentage change is carried forward or a new Census is conducted.

The State did not have a TABOR surplus for fiscal years 2001-02, 2002-03 and 2003-04. The State had a TABOR surplus of $172.5 million for the 2004-05 fiscal year. Because the State has already refunded $127.8 million more to taxpayers than is required under TABOR, the State will refund $44.7 million of the $172.5 million surplus from the 2004-05 fiscal year to taxpayers during the 2005-06 fiscal year. It is currently anticipated that the TABOR surplus will grow to $953.6 million by the 2009-10 fiscal year. The TABOR Amendment also provides that a local district may reduce or end its subsidy to any program (other than public education through grade 12 or as required by federal law) delegated to it by the State General Assembly for administration.

Since revenue fell below the limit in fiscal year 2002-03, none of the population adjustment was used that year. However, since the State would have been $280 million above its limit during the 2003-04 fiscal year without the population adjustment, 3.6 percentage points out of the six percentage points available were used to raise the limit enough to retain the revenue received. The remaining 2.4 percentage points of the population dividend will be used in the 2004-05 fiscal year. Use of the remaining population adjustment in the 2004-05 fiscal year will raise the limit by another $196.9 million plus growth in additional revenue kept under the limit that year. Because the population adjustment permanently increases the TABOR base, an additional $469.4 million plus growth will be retained annually due to the implementation of the population adjustment.

Referenda C and D. At the November 1, 2005 general election, a statewide vote will take place on Referendum C and Referendum D. Referendum C calls for a five-year “time-out” from TABOR’s growth limit beginning in the 2005-06 fiscal year and allows the State to retain all revenue collected between fiscal year 2005-06 and fiscal year 2009-10. Referendum D allows the State to borrow up to $1.7 billion for highway construction, $50 million for higher education capital construction, $147 million for kindergarten through twelfth grade capital construction, and $175 million for local fire and police pension funds. If Referendum D passes, the TABOR limit set for fiscal year 2010-11 will include an additional one-time $100 million increase to the base for transportation notes.

Other Considerations. This description is not intended to constitute a complete description of all of the provisions of the TABOR Amendment. Furthermore, many provisions of the TABOR Amendment and their application are unclear. Several statutes have been enacted since the passage of the TABOR Amendment attempting to clarify the application of the TABOR Amendment with respect to certain governmental entities and activities, and numerous court decisions have been rendered interpreting certain of the TABOR Amendment’s provisions. However, many provisions of the TABOR Amendment may require further legislative or judicial clarification. The future impact of the TABOR Amendment on the financial operations and obligations of the State and local governments in the State cannot be determined at this time.

The financial operations and obligations of the State and local governments in Colorado may also be affected directly or indirectly by future changes in law or the interpretation of the law. In recent years, several ballot initiatives approved by voters have had a significant impact on the State’s General Fund, and other ballot initiatives have been proposed which, if passed, would potentially have had a material adverse effect on development in the State and the State economy.

SPECIAL CONSIDERATIONS AFFECTING

MINNESOTA MUNICIPAL OBLIGATIONS

The following highlights some of the more significant financial trends and issues affecting Minnesota and its economy and is based on information drawn from official statements, government web sites and other resources publicly available as of the date of this SAI. Wells Fargo Bank has not independently verified any of the information contained in such resources, but is unaware of any fact that would render such information inaccurate.

Constitutional State Revenue Limitations. Minnesota’s constitutionally prescribed fiscal period is a biennium. No agency or other entity may spend more than its “allotment.” The state’s Commissioner of Finance, with the approval of the Governor, is required to reduce excess allotments to the extent necessary to balance expenditures and forecasted available resources for the then current biennium. The Governor may seek legislative action when a large reduction in expenditures appears necessary, and if the state’s legislature is not in session, the Governor is empowered to convene a special legislative session.

Effect of Limitations on Ability to Pay Bonds. There are no constitutional or statutory provisions that would impair the ability of Minnesota municipalities, agencies or instrumentalities to meet their bond obligations if the bonds have been properly issued.

Population Trends in the State. Minnesota resident population grew from 4,390,000 in 1990 to 4,934,000 in 2000 or, at an average annual compound rate of 1.2 percent, the same as the national average. From 2000 to 2004, Minnesota’s resident population grew at an annual compound rate of 0.8 percent compared to the annual rate for the U.S. as a whole of 1.0 percent. Minnesota population is currently forecast by the U.S. Department of Commerce to grow at annual rate of 0.8 percent through 2030 compared to 0.9 percent nationally.

Structure of the State’s Economy. Diversity and a significant natural resource base are two important characteristics of the state’s economy.

At an aggregate level of detail, the structure of the state’s economy parallels the structure of the United States economy as a whole. For 2004, state employment in 14 major sectors was distributed in approximately the same proportions as national employment. In all sectors, the share of the total state employment was within two percentage points of national employment share.

Some unique characteristics of the state’s economy are apparent in employment concentrations in industries that comprise the durable goods and non-durable goods manufacturing categories. In the durable goods industries, the state’s employment was highly concentrated in the fabricated metals, machinery and computers and electronics categories. Of particular importance is the computers and electronics category in which 24.3 percent of the state’s durable goods employment was concentrated in 2004, as compared to 14.9 percent for the United States as a whole.

The importance of the state’s resource base for overall employment is apparent in the employment mix in non-durable goods industries. In 2004, 36 percent of the state’s non-durable goods employment was concentrated in food manufacturing. This compares to 27.7 percent in the national economy. Over half of the state’s acreage is devoted to agricultural purposes. Printing and related activities are also relatively more important in the state than in the U.S.

Mining is currently a less significant factor in the state economy than it once was. Mining employment, primarily in the iron ore or taconite industry, dropped from 6.1 thousand in 1990 to 3.5 thousand in 2004.

Employment Growth in the State. Between 1990 and 2000, Minnesota’s employment grew 23.9 percent compared with 19.9 percent nationwide. For the 2000 to 2004 period, Minnesota’s non-farm employment declined 0.4 percent compared to 1.0 percent nationally. However, Minnesota’s employment growth since the fall of 2003 has lagged slightly behind the U.S. employment growth for that period.

Performance of the State’s Economy. Since 1990, state per capita personal income has been within nine percentage points of national per capita personal income. The state’s per capita income has generally remained above the national average. In 2004, Minnesota per capita personal income was 108.9 percent of the national average.

During 2003 and 2004, the state’s monthly unemployment rate was generally less than the national unemployment rate, averaging 4.9 percent in 2003, as compared to the national average of 5.8 percent. In 2004, Minnesota’s unemployment rate averaged 4.7 percent, as compared to the national average of 5.6 percent.

Local Obligations. The State of Minnesota has no obligation to pay any bonds of its political or governmental subdivisions, municipalities, governmental agencies, or instrumentalities, except that the state has adopted aid intercept programs under which, subject to appropriations, certain school and county obligations may be guaranteed. The creditworthiness of local general obligation bonds is dependent upon the financial condition of the local government issuer, and the creditworthiness of revenue bonds is dependent upon the availability of particular designated revenue sources or the financial conditions of the underlying obligors. Although most of the bonds owned by the Fund are expected to be obligations other than general obligations of the State of Minnesota itself, there can be no assurances that the same factors that adversely affect the economy of the state generally will not also affect adversely the market value or marketability of such other obligations, or the ability of the obligors to pay the principal of or interest on such obligations.

SPECIAL CONSIDERATIONS AFFECTING

NEBRASKA MUNICIPAL OBLIGATIONS

The concentration of the Nebraska Tax-Free Fund in securities issued by governmental units of only one state exposes the Fund to risks greater than those of a more diversified portfolio holding securities issued by governmental units of different states in different regions of the country. Nebraska’s Constitution limits the debt the State may incur and sets certain restrictions on debt incurred by municipalities and political subdivisions. Accordingly, the availability of Nebraska municipal securities and the economy of the State will affect the Fund. The following is a brief summary of data and economic trends based upon information drawn from government web sites and other resources publicly available as of the date of this SAI. The Trust has not independently verified such information, but has no reason to believe that such information is inaccurate in any material respect.

Governmental Units and Finances

Nebraska has 93 counties, 531 incorporated municipalities and over 1,700 other political subdivisions or authorities. These include governmental units such as school districts, utility districts, the Nebraska Educational Facilities Authority, and the Nebraska Investment Finance Authority. While these various municipalities and public authorities dominantly rely on independent revenue sources, such as property taxes, these entities are not immune from State revenue shortfalls, which lead to reductions in State aid to the entities. Furthermore, municipal securities issued by public authorities in Nebraska are not backed by the State’s full faith and credit.

Throughout the early and mid 1990s, state and local revenues, in the aggregate, increased each year at a rate sufficient to cover all increases in state and local expenditures. The trend has continued into the 2000s. The ending balance in the State’s general fund for fiscal year 2003 was $61,847,000 and the ending balance of the general fund for fiscal year 2004 is $261,026,000. These ending balances do not include amounts held in the State’s Cash Reserve Fund. The continued increase in revenues at a level sufficient to cover current and future expenditures will depend on numerous factors, including the State’s economy, property tax values and the financial condition of each municipality or public authority issuing municipal securities.

Generally, the municipal securities issued by the State’s various governmental units have been highly regarded. Notwithstanding, certain Nebraska municipal securities contain unique risks. Such municipal securities may include, without limitation, health care providers, nuclear power plants, facility offerings and other private activity bonds that lack governmental backing. The Fund’s success may be impacted by its ability to adequately evaluate the unique risks associated with the respective issuers.

Economic Conditions

During the mid and late 1990s, Nebraska’s economy experienced consistent growth. State employment steadily increased from 880,246 in 1994 to an estimated 985,340 in 2004 with almost uniform increases in all non-farm industries. Nebraska’s unemployment rate has consistently been among the lowest rates in the Nation. From 1994 through 2003, Nebraska’s unemployment rate ranged from 2.6% to 4.0%. Nebraska’s per capital income, while below the national average, grew from $21,168 in 1994 to $32,276 in 2004. Nebraska also experienced positive net migration and population growth in the mid and late 1990s, reversing net out migration from 1974 to 1990. Based upon Census information, Nebraska’s population increased from 1,621,551 in 1994 to 1,747,214 in 2004.

Historically, national economic downturns have had less economic impact on Nebraska than other states; while at the same time, Nebraska’s economy traditionally has not grown as fast as others in periods of national economic expansion. During the 1990s, the Nebraska economy increasingly diversified away from being heavily dependent agriculture. Increases in manufacturing, services and finance, insurance and real estate industries have helped to more uniformly distribute Nebraska’s gross state product. However, the Nebraska economy remains heavily dependent upon agriculture and may be adversely affected by the farm commodities markets, changes in federal agriculture programs, and production and weather conditions. Additionally, the diversification of the State’s gross state product over the last decade may affect the Nebraska economy’s response to nation economic cycles.

Nebraska’s economic trends of the 1990s appear to have slowed beyond the year 2002. As of the end of 2003, Nebraska’s labor force totaled 976,000 with an unemployment rate of 4.0%. Non-farm payroll jobs decreased by 0.2% between 2002 and 2003. Manufacturing jobs declined 3.7% over the same period. These numbers and current economic forecasts indicate that the Nebraska economy slowed in 2003 and recovery is going to be slow.

As discussed above, most municipal securities owned by the Fund are expected to be obligations of municipalities or other governmental units. Thus, the actual impact of the State’s economy and factors that affect such economy on most of the municipal securities is uncertain. For example, a factor that may materially affect the State’s economy may or may not also affect an individual municipality’s financial condition or the municipality’s ability to meet its obligations pursuant to the respective municipal securities.

SPECIAL CONSIDERATIONS AFFECTING

WISCONSIN TAX-FREE FUND

The following information is derived from public information, including from the State of Wisconsin, as of the date of this SAI. The Adviser has not independently verified any of this information.

The Wisconsin Tax-Free Fund may invest 25% or more of its net assets in municipal obligations whose issuers or projects are located in Wisconsin, Guam, Puerto Rico and the Virgin Islands. The credit quality and credit risk of any issuer’s debt depend to a large extent on the state and local economy, the health of the issuer’s finances, the amount of the issuer’s debt, the quality of management and the strength of legal provisions in debt documents that protect debt holders. Credit risk is usually low when (1) the economy is strong, growing, and diversified, (2) the issuer’s financial situation is sound and (3) the issuer’s level of debt is reasonable given its financial status.

While Wisconsin’s economy is fairly diverse, which serves to limit the credit risk of its securities, Wisconsin is currently experiencing a budget deficit. Measures to reduce the deficit may include general purpose revenue spending cuts, such as reduction in state operations and reduced financial aid to local governments and individuals. As a result of Wisconsin’s weakened financial condition, in recent years rating agencies such as Moody’s and Fitch downgraded the State of Wisconsin’s bond rating, which results in higher interest rates payable with respect to the State of Wisconsin bonds.

Wisconsin’s economy is concentrated primarily in the dairy products, motor vehicles, paper products and small engines industries due to the state’s supply of resources in these areas. Because the Fund invests in only a limited category of municipal obligations, concentration of issuers of these obligations will most likely occur in these industries as well.

Wisconsin’s total revenue is received from several sources including: various taxes levied by the state; fees, permits, licenses, and service charges paid by users of services, facilities, and privileges provided by the state; investment income; and donations and contributions. In the 2003-2004 fiscal year, the Wisconsin state government received revenues totaling $41.6 billion from all sources, including federal and nontax revenue. Its expenditures totaled $33.9 billion.

Wisconsin has the ability to either increase or reduce appropriations from taxes in relation to the levels established in its budget. The Wisconsin Constitution requires that the annual tax be sufficient to pay the estimated expenses of the state for each year. When the expenses of any year exceed the income, the State legislature must impose a tax for the ensuing year that, combined with other sources of income, will pay the deficiency as well as the estimated expenses for the ensuing year. However, spending of additional appropriations historically has been accompanied by a reduction of disbursements, an increase in revenues or both.

Wisconsin has experienced, and is currently experiencing, a negative cash position in its general fund. To address this situation, the Secretary of Administration may reallocate at any one time during a fiscal year an amount equal to 5% of the general purpose revenue appropriations . Payments in this form must follow this preference: (i) payments of principal on Wisconsin general obligation debt must have first priority, and may not be prorated or reduced; (ii) payments of principal and interest on operating notes have second priority, and may not be prorated or reduced; (iii) payment of Wisconsin employee payrolls have third priority; and (iv) all remaining payments shall be paid according to the priority established by the Secretary of Administration.

Proposed federal budget cuts could also impact Wisconsin’s economy because the state may be required to increase support to those parties affected by reductions in federal aid.

Guam. Guam is a self-governed territory of the United States located west-southwest of Hawaii and southeast of Japan. Guam’s economy is dependent on revenues from tourism, the U.S. military and service industries. Its employment is concentrated in local government and federal jobs. A decrease in U.S. operations and natural disasters may have a negative impact on Guam’s economy.

Puerto Rico. Puerto Rico is a commonwealth of the United States. Its economy is based on manufacturing, services, tourism and generally parallels the United States’ economy. Historically, Puerto Rico’s economy benefited from tax incentives contained in Section 936 of the Internal Revenue Code. These tax incentives allow tax credit claims to U.S. domestic corporations that operate a large amount of their business in Puerto Rico; however, these incentives will be phased out by the year 2006. This may decrease Puerto Rico’s competitive advantage for attracting new businesses in the future. Economic difficulties in the United States and natural disasters could have a negative effect on the overall economy of Puerto Rico.

Virgin Islands. The Virgin Islands are a self-governed territory of the United States and includes St. Thomas, St. John, and St. Croix. The islands are located in the Lesser Antilles, southeast of Florida. The Virgin Islands’ economy is heavily dependent on tourism for both revenue and employment. Natural disasters and economic difficulties in the United States could have a negative impact on the tourism industry and may also have a negative impact on the overall economy of the Virgin Islands.

MANAGEMENT

The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled “Organization and Management of the Funds.”

Trustees and Officers

The Board supervises each Fund’s activities, monitors its contractual arrangements with various service providers, and decides upon matters of general policy.

General. The following table provides basic information about the Trustees and officers of the Trust. Each of the Trustees and officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds which consists of 139 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the “Fund Complex” or the “Trusts”). The address of each Trustee and officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust’s retirement policy at the end of the calendar year in which a Trustee turns 74.

In the table below and throughout this section, information for Trustees who are not “interested” persons of the Trust, as that term is defined under the 1940 Act (“Independent Trustees”), appears separately from the information for the “interested” Trustee.

Name, Age and Address	Position Held with Registrant/ Length of Service[1]	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
INDEPENDENT TRUSTEES

Thomas S. Goho, 63	Trustee, since 1987	Associate Professor of Finance, Wake Forest University, Calloway School of Business and Accountancy.	N/A

Peter G. Gordon, 63	Trustee, since 1998; (Chairman, since 2001).	Chairman, CEO and Co-Founder of Crystal Geyser Water Company and President of Crystal Geyser Roxane Water Company.	N/A

Richard M. Leach, 72	Trustee, since 1987	Retired. President of Richard M. Leach Associates (a financial consulting firm).	N/A

Timothy J. Penny, 53	Trustee, since 1996	Senior Counselor to the public relations firm of Himle-Horner and Senior Fellow at the Humphrey Institute, Minneapolis, Minnesota (a public policy organization).	N/A

Donald C. Willeke, 65	Trustee, since 1996	Principal of the law firm of Willeke & Daniels.	N/A

INTERESTED[2] TRUSTEE

J. Tucker Morse, 61	Trustee, since 1987	Private Investor/Real Estate Developer; Chairman of White Point Capital, LLC.	N/A

Name, Age and Address	Position Held with Registrant/ Length of Service[1]	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
OFFICERS

Karla M. Rabusch, 46	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. President of Wells Fargo Funds Management, LLC. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from March 2001 to March 2003. Vice President of Wells Fargo Bank, N.A. from December 1997 to May 2000.	N/A

Stacie D. DeAngelo, 36	Treasurer, since 2003	Senior Vice President of Wells Fargo Bank, N.A. and Senior Vice President of Operations for Wells Fargo Funds Management, LLC. Prior thereto, Operations Manager at Scudder Weisel Capital, LLC from October 2000 to May 2001 and Director of Shareholder Services at BISYS Fund Services from September 1999 to October 2000.	N/A

C. David Messman, 45	Secretary, since 2000	Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. and Senior Vice President and Secretary of Wells Fargo Funds Management, LLC. Vice President and Senior Counsel of Wells Fargo Bank, N.A. from 1996 to 2003.	N/A

[1]	Length of service dates reflects the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

[2]	Basis of Interestedness. J. Tucker Morse is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, but which is not itself affiliated with Wells Fargo Funds Management, LLC.

Committees. All of the Independent Trustees are also members of the Trust’s Governance Committee and Audit Committee.

(1) Governance Committee. Whenever a vacancy occurs on the Board, the Governance Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Governance Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust’s management. Pursuant to the Trust’s charter document, only Independent Trustees may nominate and select persons to become Independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. Shareholder nominees are not considered unless required by or under the 1940 Act. The Governance Committee meets only as necessary, and did not meet during the Funds’ most recently completed fiscal year. Peter Gordon serves as the chairman of the Governance Committee.

(2) Audit Committee. The Audit Committee oversees the Funds’ accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds’ financial statements, and interacts with the Funds’ independent registered public accounting firm on behalf of the full Board. The Audit Committee operates pursuant to a separate charter, and met four times during the Funds’ most recently completed fiscal year. Thomas Goho serves as the chairman of the Audit Committee.

Compensation. Prior to January 1, 2005, each Trustee received an annual retainer (payable quarterly) of $56,000 from the Fund Complex, and also received a combined fee of $7,000 for attendance at in-person Fund Complex Board meetings, and a $2,000 per meeting combined committee fee plus a combined fee of $1,500 for attendance at telephonic Fund Complex Board meetings. In addition, the Lead Trustee of the Fund Complex received an additional $10,000 annual retainer for the additional work and time devoted by the Lead Trustee.

Effective January 1, 2005, each Trustee receives an annual retainer (payable quarterly) of $80,000 from the Fund Complex. Each Trustee also receives a combined fee of $9,000 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,500 for attendance at telephonic Fund Complex Board meetings. In addition, the Chairman (formerly referred to as the Lead Trustee) of the Fund Complex receives an additional $25,000 annual retainer for the additional work and time devoted by the Chairman.

The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust’s officers are not compensated by the Trust for their services. For the fiscal year ended June 30, 2005 the Trustees received the following compensation:

Compensation Table

Year Ended June 30, 2005

	Interested Trustees		Independent Trustees
Fund Name	Robert C. Brown*	J. Tucker Morse	Thomas S. Goho	Peter G. Gordon	Richard M. Leach	Timothy J. Penny	Donald C. Willeke
California Limited-Term Tax-Free	$1,162	$1,162	$1,201	$1,401	$1,201	$1,201	$1,201
California Tax-Free	$1,162	$1,162	$1,201	$1,401	$1,201	$1,201	$1,201
Colorado Tax-Free	$1,162	$1,162	$1,201	$1,401	$1,201	$1,201	$1,201
Intermediate Tax-Free	$1,162	$1,162	$1,201	$1,401	$1,201	$1,201	$1,201
Minnesota Tax-Free	$1,162	$1,162	$1,201	$1,401	$1,201	$1,201	$1,201
Municipal Bond	$1,162	$1,162	$1,201	$1,401	$1,201	$1,201	$1,201
National Limited-Term Tax-Free	$1,162	$1,162	$1,201	$1,401	$1,201	$1,201	$1,201
National Tax-Free	$1,162	$1,162	$1,201	$1,401	$1,201	$1,201	$1,201
Nebraska Tax-Free	$1,162	$1,162	$1,201	$1,401	$1,201	$1,201	$1,201
Short-Term Municipal Bond	$1,162	$1,162	$1,201	$1,401	$1,201	$1,201	$1,201
Ultra Short-Term Municipal Income	$1,162	$1,162	$1,201	$1,401	$1,201	$1,201	$1,201
Wisconsin Tax-Free	$1,162	$1,162	$1,201	$1,401	$1,201	$1,201	$1,201

Total Compensation from the Fund Complex**	$104,500	$104,500	$108,500	$126,000	$108,500	$108,500	$108,500

*	Retired as of April 5, 2005.

**	Includes Trustee compensation received by other funds within the entire Fund Complex (consisting of 139 funds).

Beneficial Equity Ownership Information. As of the calendar year ended December 31, 2004, the Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges: 0 = $0; A = $1 - $10,000; B = $10,001- $50,000; C = $50,001 - $100,000; and D = over $100,000.

Beneficial Equity Ownership in the Funds and Fund Complex

Calendar Year Ended December 31, 2004

	Dollar Range of Equity Securities in the Funds												Aggregate Dollar Range of Equity Securities of Fund Complex**
Trustee	California Limited -Term Tax-Free Fund	California Tax-Free Fund	Colorado Tax-Free Fund	Intermediate Tax-Free Fund*	Minnesota Tax-Free Fund	Municipal Bond Fund*	National Limited-Term Tax-Free Fund	National Tax-Free Fund	Nebraska Tax-Free Fund	Short-Term Municipal Bond Fund*	Ultra Short-Term Municipal Income Fund*	Wisconsin Tax-Free Fund*
INDEPENDENT TRUSTEES
Thomas S. Goho	0	0	0	0	0	0	0	0	0	0	0	0	D
Peter G. Gordon	0	0	0	0	0	0	0	0	0	0	0	0	D
Richard M. Leach	0	0	0	0	0	0	0	0	0	0	0	0	D
Timothy J. Penny	0	0	0	0	0	0	0	0	0	0	0	0	D
Donald C. Willeke	0	0	0	0	0	0	0	0	0	0	0	0	D

INTERESTED TRUSTEE
J. Tucker Morse	0	0	0	0	0	0	0	D	0	0	0	0	D

*	These Funds commenced operations on April 11, 2005.

**	Includes Trustee ownership in shares of other funds within the entire Fund Complex (consisting of 139 funds).

Ownership of Securities of Certain Entities. None of the Independent Trustees and/or their immediate family members own securities of the adviser, any sub-advisers, or the distributor, or any entity directly or indirectly controlling, controlled by, or under common control with the adviser, any sub-advisers, or the distributor.

Investment Adviser

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, is the investment adviser for the Funds. Funds Management is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds.

Affiliated Advisory Programs. Funds Management, on behalf of participants in programs managed by Funds Management, may invest a portion of the program’s assets in any one Wells Fargo Advantage Fund that could represent a significant portion of the Fund’s assets. In such an instance, Funds Management’s decision to make changes to or rebalance the program’s allocations may substantially impact the Fund’s performance.

As compensation for its advisory services, Funds Management is entitled to receive a monthly fee at the annual rates indicated below, as a percentage of each Fund’s average daily net assets:

	Fee
Fund	Prior to 8/1/04	Effective 8/1/04
California Limited-Term Tax-Free Fund	0.40%	0-499M 500-999M 1-2.99B 3-4.99B >4.99B	0.40 0.35 0.30 0.275 0.25	% % % % %

California Tax-Free Fund	0.40%	0-499M 500-999M 1-2.99B 3-4.99B >4.99B	0.40 0.35 0.30 0.275 0.25	% % % % %

Colorado Tax-Free Fund	0.40%	0-499M 500-999M 1-2.99B 3-4.99B >4.99B	0.40 0.35 0.30 0.275 0.25	% % % % %

Minnesota Tax-Free Fund	0.40%	0-499M 500-999M 1-2.99B 3-4.99B >4.99B	0.40 0.35 0.30 0.275 0.25	% % % % %

National Limited-Term Tax-Free Fund	0.40%	0-499M 500-999M 1-2.99B 3-4.99B >4.99B	0.40 0.35 0.30 0.275 0.25	% % % % %

National Tax-Free Fund	0.40%	0-499M 500-999M 1-2.99B 3-4.99B >4.99B	0.40 0.35 0.30 0.275 0.25	% % % % %

Nebraska Tax-Free Fund	0.50%	0-499M 500-999M 1-2.99B 3-4.99B >4.99B	0.40 0.35 0.30 0.275 0.25	% % % % %

Fund	Fee Effective 4/11/05
Intermediate Tax-Free Fund	0-499M 500-999M 1-2.99B 3-4.99B >4.99B	0.40 0.35 0.30 0.275 0.25	% % % % %

Municipal Bond Fund	0-499M 500-999M 1-2.99B 3-4.99B >4.99B	0.40 0.35 0.30 0.275 0.25	% % % % %

Short-Term Municipal Bond Fund	0-499M 500-999M 1-2.99B 3-4.99B >4.99B	0.40 0.35 0.30 0.275 0.25	% % % % %

Ultra Short-Term Municipal Income Fund	0-499M 500-999M 1-2.99B 3-4.99B >4.99B	0.40 0.35 0.30 0.275 0.25	% % % % %

Wisconsin Tax-Free Fund	0-499M 500-999M 1-2.99B 3-4.99B >4.99B	0.40 0.35 0.30 0.275 0.25	% % % % %

Advisory Fees Paid. For the fiscal year ends shown in the table below, the Funds listed below paid Funds Management the following advisory fees, and Funds Management waived the indicated amounts:

Fund	06/30/05		06/30/04		06/30/03
	Fees Paid	Fees Waived	Fees Paid	Fees Waived	Fees Paid	Fees Waived
California Limited-Term Tax-Free	$164,125	$199,040	$243,681	$212,303	$248,809	$183,453
California Tax-Free	$813,565	$1,247,856	$1,007,443	$1,267,816	$1,555,968	$970,235
Colorado Tax-Free	$207,631	$208,021	$253,809	$200,000	$270,736	$224,476
Minnesota Tax-Free	$416,489	$336,094	$604,217	$278,545	$791,197	$241,346
National Limited-Term Tax-Free	$264,729	$354,328	$480,462	$188,115	$343,320	$127,932
National Tax-Free	$754,713	$531,930	$1,034,497	$508,329	$1,427,934	$416,239
Nebraska Tax-Free	$149,394	$31,519	$262,969	$23,306	$299,771	$29,446

Former Strong Funds. As discussed in the “Historical Fund Information” section, the Intermediate Tax-Free, Municipal Bond, Short-Term Municipal Bond, Ultra Short-Term Municipal Income and Wisconsin Tax-Free Funds were created as part of the reorganization of certain portfolios of Strong into certain funds of the Trust, which occurred on April 8, 2005. Prior to the reorganization, SCM and Funds Management served as the investment advisers to the predecessor portfolios of these Funds. For the period between January 1, 2005 and April 8, 2005 (the “Interim Period”), Funds Management served as the investment adviser to the predecessor portfolios of these Funds pursuant to an interim investment management agreement. Prior to January 1, 2005, SCM served as the investment adviser to the predecessor portfolios of these Funds. Under the interim agreement, the contractual investment advisory fees payable to Funds Management were the same as those under the prior agreement with SCM. The fees were as follows:

Prior to 4/11/05
Fund	Breakpoints	Annual Rate (as a percentage of net assets)
Municipal Bond Fund Intermediate Tax-Free Fund Wisconsin Tax-Free Fund	0-4B 4-6B >6B	0.37 0.345 0.32	% % %

Short-Term Municipal Bond Fund	0-4B 4-6B >6B	0.25 0.225 0.20	% % %

Ultra Short-Term Municipal Income Fund	0-4B 4-6B >6B	0.30 0.275 0.25	% % %

The table below shows the advisory fees paid by either these Funds or their predecessor portfolios. For the fiscal year-ends indicated below, these Funds or their predecessor portfolios paid the following advisory fees to the investment adviser listed below and the respective investment adviser waived the indicated amounts.

Fund	1/1/05 to 6/30/05		11/1/04 to 12/31/04		10/31/04		10/31/03		10/31/02
	Fees Paid to WFFM	Fees Waived by WFFM	Fees Paid to SCM	Fees Waived by SCM	Fees Paid to SCM	Fees Waived by SCM	Fees Paid to SCM	Fees Waived by SCM	Fees Paid to SCM	Fees Waived by SCM
Intermediate Tax-Free	$0	$150,797	$0	$48,281	$146,953	$3,432	$74,618	$85,005	$10,443	$43,680
Municipal Bond	$303,068	$329,708	$99,515	$11,930	$625,380	$33,850	$801,508	$0	$876,451	$0
Short-Term Municipal Bond	$377,768	$765,922	$203,026	$10,908	$1,245,096	$38,898	$1,552,322	$0	$1,375,158	$0
Ultra Short-Term Municipal Income	$1,198,362	$768,627	$557,703	$23,742	$4,312,904	$89,104	$5,588,564	$0	$4,873,033	$0
Wisconsin Tax-Free	$0	$129,179	$0	$63,238	$150,321	$56,621	$69,869	$208,363	$0	$166,345

General. Each Fund’s Advisory Agreement will continue in effect for more than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund’s outstanding voting securities or by the Trustees and (ii) by a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined under the 1940 Act) of any such party. A Fund’s Advisory Agreement may be terminated on 60 days written notice by either party and will terminate automatically if assigned.

Investment Sub-Adviser

Funds Management has engaged Wells Capital Management Incorporated (“Wells Capital Management” or the “Sub-Adviser”), an affiliate of Funds Management, to serve as the investment sub-adviser to the Funds. Subject to the direction of the Trust’s Board and the overall supervision and control of Funds Management and the Trust, Wells Capital Management is responsible for the day-to-day investment and management of the Funds’ assets. Wells Capital Management furnishes to Funds Management periodic reports on the investment activity and performance of the Funds, as well as such additional reports and information as Funds Management or the Trust’s Board and officers may reasonably request. Funds Management may, from time to time, and in its sole discretion, allocate and reallocate services provided by and fees paid to Wells Capital Management.

As compensation for its sub-advisory services to each Fund, Wells Capital Management is entitled to receive a monthly fee at the annual rates indicated below of each Fund’s average daily net assets. These fees may be paid by Funds Management or directly by a Fund. If the sub-advisory fee is paid directly by a Fund, the compensation paid to Funds Management for advisory fees will be reduced accordingly.

Fund	Fee
California Limited-Term Tax-Free Fund	0-400M 400-800M >800M	0.15 0.125 0.10	% % %

California Tax-Free Fund	0-400M 400-800M >800M	0.15 0.125 0.10	% % %

Colorado Tax-Free Fund	0-400M 400-800M >800M	0.15 0.125 0.10	% % %

Intermediate Tax-Free Fund	0-400M 400-800M >800M	0.20 0.175 0.15	% % %

Minnesota Tax-Free Fund	0-400M 400-800M >800M	0.15 0.125 0.10	% % %

Municipal Bond Fund	0-400M 400-800M >800M	0.20 0.175 0.15	% % %

National Limited-Term Tax-Free Fund	0-400M 400-800M >800M	0.15 0.125 0.10	% % %

National Tax-Free Fund	0-400M 400-800M >800M	0.15 0.125 0.10	% % %

Nebraska Tax-Free Fund	0-400M 400-800M >800M	0.15 0.125 0.10	% % %

Short-Term Municipal Bond Fund	0-400M 400-800M >800M	0.20 0.175 0.15	% % %

Ultra Short-Term Municipal Income Fund	0-400M 400-800M >800M	0.20 0.175 0.15	% % %

Wisconsin Tax-Free Fund	0-400M 400-800M >800M	0.20 0.175 0.15	% % %

Former Strong Funds. As discussed in the “Historical Fund Information” section, the Intermediate Tax-Free, Municipal Bond, Short-Term Municipal Bond, Ultra Short-Term Municipal Income and Wisconsin Tax-Free Funds were created as part of the reorganization of certain portfolios of Strong into certain funds of the Trust, which occurred on April 8, 2005. Prior to the reorganization during the Interim Period, Wells Capital Management served as the investment sub-adviser to the predecessor portfolios of these Funds pursuant to an interim investment sub-advisory agreement and was entitled to receive a monthly fee at the annual rates indicated below of the predecessor portfolio’s average daily net assets.

Fund	Sub-Adviser	Sub-Advisory Fees
Intermediate Tax-Free Fund Municipal Bond Fund Short-Term Municipal Bond Fund Ultra Short-Term Municipal Income Fund Wisconsin Tax-Free Fund	Wells Capital Management	0-400M 400-800M >800M	0.20 0.175 0.15	% % %

Prior to January 1, 2005, SCM had not entered into any sub-advisory agreements with respect to the predecessor portfolios of these Funds.

Portfolio Managers.

The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled “Portfolio Managers.” The information in this section is provided as of June 30, 2005, the most recent fiscal year end for the Funds managed by the portfolio managers listed below. These portfolio managers (each a “Portfolio Manager” and together, the “Portfolio Managers”) manage the investment activities of the Funds on a day-to-day basis as follows.

Fund	Sub-Adviser	Portfolio Managers
California Limited-Term Tax-Free Fund	Wells Capital Management	Stephen J. Galiani Julio C. Bonilla

California Tax-Free Fund	Wells Capital Management	Stephen J. Galiani

Colorado Tax-Free Fund	Wells Capital Management	Arthur C. Evans

Intermediate Tax-Free Fund Municipal Bond Fund	Wells Capital Management	Lyle J. Fitterer, CFA, CPA Duane A. McAllister, CFA

Minnesota Tax-Free Fund	Wells Capital Management	Duane A. McAllister, CFA Adrian Van Poppel

National Limited Term-Tax-Free Fund	Wells Capital Management	Arthur C. Evans Duane A. McAllister, CFA

National Tax-Free Fund	Wells Capital Management	Arthur C. Evans Stephen J. Galiani

Nebraska Tax-Free Fund	Wells Capital Management	Arthur C. Evans Duane A. McAllister, CFA

Short-Term Municipal Bond Fund	Wells Capital Management	Lyle J. Fitterer, CFA, CPA

Ultra Short-Term Municipal Income Fund	Wells Capital Management	Lyle J. Fitterer, CFA, CPA Wendy Casetta

Wisconsin Tax-Free Fund	Wells Capital Management	Lyle J. Fitterer, CFA, CPA Thomas Stoeckmann

Management of Other Accounts. The following table indicates the type of, number of, and total assets in accounts managed by the Portfolio Managers listed below, not including the Funds. The accounts described include accounts that a Portfolio Manager manages in a professional capacity as well as accounts that a Portfolio Manager may manage in a personal capacity, if any, which are included under “Other Accounts.”

Portfolio Manager*	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed
Wells Capital Management
Julio C. Bonilla	0	$0	0	$0	66	$636M
Wendy Casetta	0	$0	0	$0	2	$10M
Arthur C. Evans	0	$0	2	$220M	101	$185M
Lyle J. Fitterer, CFA, CPA	0	$0	0	$0	24	$365M
Stephen J. Galiani	0	$0	3	$791M	8	$37M
Duane A. McAllister, CFA	0	$0	0	$0	21	$50M
Thomas Stoeckmann	0	$0	0	$0	1	$10M
Adrian Van Poppel	0	$0	1	$113M	95	$96M

*	If an account has one of the Portfolio Managers as a co-portfolio manager or an assistant portfolio manager, the total number of accounts and assets have been allocated to each respective Portfolio Manager. Therefore, some accounts and assets have been counted twice.

None of the above accounts that are managed by the Portfolio Managers pay an advisory fee based on performance of such account.

Material Conflicts of Interest. The Portfolio Managers face inherent conflicts of interest in their day-to-day management of the Funds and other accounts because the Funds may have different investment objectives, strategies and risk profiles than the other accounts managed by the Portfolio Managers. For instance, to the extent that the Portfolio Managers manage accounts with different investment strategies than the Funds, they may from time to time be inclined to purchase securities, including initial public offerings, for one account but not for a Fund. Additionally, some of the accounts managed by the Portfolio Managers may have different fee structures, including performance fees, which are or have the potential to be higher or lower, in some cases significantly higher or lower, than the fees paid by the Funds. The differences in fee structures may provide an incentive to the Portfolio Managers to allocate more favorable trades to the higher-paying accounts.

To minimize the effects of these inherent conflicts of interest, the Sub-Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the potential conflicts associated with managing portfolios for multiple clients and ensure that all clients are treated fairly and equitably. Additionally, the Sub-Adviser minimizes inherent conflicts of interest by assigning the Portfolio Managers to accounts having similar objectives. Accordingly, security block purchases are allocated to all accounts with similar objectives in proportionate weightings. Furthermore, the Sub-Adviser has adopted a Code of Ethics under Rule 17j-1 of the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940 (the “Advisers Act”) to address potential conflicts associated with managing the Funds and any personal accounts the Portfolio Manager may maintain.

Wells Capital Management. Wells Capital Management’s Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

Compensation. The Portfolio Managers are currently compensated using the following compensation structures:

Wells Capital Management. Wells Capital Management’s Portfolio Managers are compensated with a fixed cash salary, pension and retirement plan. They receive incentive bonuses based in part on pre-tax annual and historical portfolio performance measured against the following benchmarks over a one and three calendar year period:

Portfolio Manager	Benchmark
Julio C. Bonilla	Lehman Brothers 3 Year Municipal Bond Index; Lipper California Short-Intermediate Municipal Debt Fund Average

Wendy Casetta	Lehman Brothers 1 Year Municipal Bond Index; Lipper Short Municipal Debt Funds

Arthur C. Evans

Lehman Brothers Municipal Bond Index;

Lehman Brothers 3-Year Municipal Bond Index;

Lipper Colorado Municipal Debt Funds;

Lipper Short-Intermediate Municipal Debt Funds;

Lipper General Municipal Debt Funds;

Lipper Intermediate Municipal Debt Funds

Lyle J. Fitterer, CFA, CPA

Lehman Brothers Municipal Bond Index;

Lehman Brothers 1 Year Municipal Bond Index;

Lehman Brothers 3 Year Municipal Bond Index;

Lehman Brothers 7 Year Municipal Bond Index;

Lipper Intermediate Municipal Debt Funds;

Lipper General Municipal Debt Funds;

Lipper Short-Municipal Debt Funds;

Lipper Other States Municipal Debt Funds

Portfolio Manager	Benchmark
Stephen J. Galiani

Lehman Brothers 3 Year Municipal Bond Index;

Lehman Brothers California Municipal Bond Index;

Lehman Brothers Municipal Bond Index;

Lipper California Municipal Debt;

Lipper California Short-Intermediate Municipal Debt Fund Average;

Lipper General Municipal Debt

Duane A. McAllister, CFA

Lehman Brothers Municipal Bond Index;

Lehman Brothers 3 Year Municipal Bond Index;

Lehman Brothers 7 Year Municipal Bond Index;

Lipper Intermediate Municipal Debt Funds;

Lipper General Municipal Debt Funds;

Lipper Minnesota Municipal Debt Funds;

Lipper Short-Intermediate Municipal Debt Funds;

Lipper Intermediate Municipal Debt Funds

Thomas Stoeckmann	Lehman Municipal Bond Index; Lipper Other States Municipal Debt Funds

Adrian Van Poppel	Lehman Municipal Bond Index; Lipper Minnesota Municipal Debt Funds

Bonuses are also based on an evaluation of contribution to client retention, asset growth and business relationships. Incentive bonuses for research analysts are also evaluated based on the performance of the sectors that they cover in the portfolio and their security recommendations. Investment team compensation structure is directly linked to the value added to clients’ portfolios as measured by the above-mentioned performance metrics. Long-tenured investment professionals with proven success may also participate in a revenue sharing program that is tied to the success of their respective investment portfolios.

Beneficial Ownership in the Funds. The table below shows for each Portfolio Manager the amount of Fund equity securities beneficially owned by the Portfolio Manager, stated as one of the following ranges:

—	=	Not Applicable
0	=	$0
A	=	$1 - $10,000
B	=	$10,001 - $50,000
C	=	$50,001 - $100,000
D	=	$100,001 - $500,000
E	=	$500,001 - $1,000,000
F	=	over $1,000,000

Beneficial Equity Ownership in the Funds

Portfolio Manager	California Limited-Term Tax-Free Fund	California Tax-Free Fund	Colorado Tax-Free Fund	Intermediate Tax-Free Fund	Minnesota Tax-Free Fund	Municipal Bond Fund	National Limited- Term Tax-Free Fund	National Tax-Free Fund	Nebraska Tax-Free Fund	Short- Term Municipal Bond Fund	Ultra Short- Term Municipal Income Fund	Wisconsin Tax-Free Fund
Wells Capital Management
Julio Bonilla	0	—	—	—	—	—	—	—	—	—	—	—
Wendy Casetta	—	—	—	—	—	—	—	—	—	—	B	—
Arthur C. Evans	—	—	0	—	—	—	0	0	0	—	—	—
Lyle J. Fitterer, CFA, CPA	—	—	—	0	—	0	—	—	—	0	A	0
Stephen J. Galiani	A	A	—	—	—	—	—	0	—	—	—	—
Duane A. McAllister, CFA	—	—	—	0	0	0	0	—	0	—	—	—
Thomas Stoeckmann	—	—	—	—	—	—	—	—	—	—	—	0
Adrian Van Poppel	—	—	—	—	0	—	—	—	—	—	—	—

Administrator

The Trust has retained Funds Management (the “Administrator”) as administrator on behalf of the Funds pursuant to an Administration Agreement. Under the Administration Agreement with the Trust, Funds Management provides, among other things: (i) general supervision of the Funds’ operations, including communication, coordination, and supervision services with regard to the Funds’ transfer agent, custodian, fund accountant and other service organizations that render record-keeping or shareholder communication services; (ii) coordination of the preparation and filing of reports and other information materials regarding the Funds, including prospectuses, proxies and other shareholder communications; (iii) development and implementation of procedures for monitoring compliance with regulatory requirements and compliance with the Funds’ investment objectives, policies and restrictions; and (iv) any other administrative services reasonably necessary for the operation of the Funds other than those services that are provided by the Funds’ transfer agent, custodian, and fund accountant. Funds Management also furnishes office space and certain facilities required for conducting the Funds’ business together with ordinary clerical and bookkeeping services.

In addition, Funds Management has agreed to pay all of the Funds’ fees and expenses for services provided by the Funds’ transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as Administrator. Because the administrative services provided by Funds Management vary by class, the fees payable to Funds Management also vary by class. For providing administrative services, including paying the Funds’ fees and expenses for services provided by the Funds’ transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers, Funds Management is entitled to receive an annual fee at the rates indicated below, as a percentage of each Fund’s average daily net assets:

Share Class	Fund-Level Admin. Fee[1] (% of Average Daily Net Assets)			Class-Level Admin. Fee (% of Average Daily Net Assets)	Total Admin. Fee (% of Average Daily Net Assets)
All Funds (except Short-Term Municipal Bond Fund

Class A, Class B, Class C and Advisor Class	$0-4.99 billion $5 -9.99 billion >$9.99 billion	0.05 0.04 0.03	% % %	0.28%	$0-4.99 billion $5 -9.99 billion >$9.99 billion	0.33 0.32 0.31	% % %

Administrator Class[2]	$0-4.99 billion $5 -9.99 billion >$9.99 billion	0.05 0.04 0.03	% % %	0.10%	$0-4.99 billion $5 -9.99 billion >$9.99 billion	0.15 0.14 0.13	% % %

Institutional Class[3]	$0-4.99 billion $5 -9.99 billion >$9.99 billion	0.05 0.04 0.03	% % %	0.08%	$0-4.99 billion $5 -9.99 billion >$9.99 billion	0.13 0.12 0.11	% % %

Investor Class and Class Z	$0-4.99 billion $5 -9.99 billion >$9.99 billion	0.05 0.04 0.03	% % %	0.45%	$0-4.99 billion $5 -9.99 billion >$9.99 billion	0.50 0.49 0.48	% % %

Short-Term Municipal Bond Fund

Class C	$0-4.99 billion $5 -9.99 billion >$9.99 billion	0.05 0.04 0.03	% % %	0.23%	$0-4.99 billion $5 -9.99 billion >$9.99 billion	0.28 0.27 0.26	% % %

Investor Class	$0-4.99 billion $5 -9.99 billion >$9.99 billion	0.05 0.04 0.03	% % %	0.40%	$0-4.99 billion $5 -9.99 billion >$9.99 billion	0.45 0.44 0.43	% % %

[1]	Effective August 2, 2004. Prior to August 2, 2004, Funds Management was entitled to be paid a fund-level administration fee of 0.05% of average daily net assets.

[2]	Prior to April 11, 2005, the class-level fee was 0.20%.

[3]	Prior to April 11, 2005, the class-level fee was 0.10%.

Administration Fees Paid. For the fiscal year ends shown in the table below, the following Funds paid the following administration fees:

Fund	Year Ended 6/30/05 Funds Mgmt	Year Ended 6/30/04 Funds Mgmt	Year Ended 6/30/03 Funds Mgmt
California Limited-Term Tax-Free (Fund Level)	$45,396	$56,998	$247,066
Class A	$166,165	$225,988		*
Class C	$31,743	$35,193		*
Administrator Class	$35,224	$41,434		*

California Tax-Free (Fund Level)	$258,634	$284,407	$1,558,123
Class A	$1,026,400	$1,059,622		*
Class B	$219,177	$320,566		*
Class C	$92,088	$111,290		*
Administrator Class	$69,259	$72,288		*

Colorado Tax-Free (Fund Level)	$51,957	$56,726	$268,487
Class A	$151,815	$153,096		*
Class B	$28,100	$35,205		*
Administrator Class	$71,260	$92,403		*

Fund	Year Ended 6/30/05 Funds Mgmt	Year Ended 6/30/04 Funds Mgmt	Year Ended 6/30/03 Funds Mgmt
Minnesota Tax-Free (Fund Level)	$94,073	$110,345	$528,973
Class A	$108,839	$108,926		*
Class B	$36,170	$52,775		*
Class C	$248	N/A	N/A
Class Z	$4,559	N/A	N/A
Administrator Class	$241,861	$325,881		*

National Limited-Term Tax-Free (Fund Level)	$77,382	$83,572	$238,999
Class A	$6,355	$705		*
Class B	$2,048	$171		*
Class C	$1,923	$474		*
Administrator Class	$273,924	$333,325		*

National Tax-Free (Fund Level)	$160,830	$192,853	$981,155
Class A	$284,590	$309,637		*
Class B	$78,685	$113,670		*
Class C	$25,260	$36,042		*
Administrator Class	$326,768	$443,306		*

Nebraska Tax-Free (Fund Level)	$31,396	$28,627	$126,722
Administrator Class	$69,832	$114,510		*

*	For the fiscal year ended June 30, 2004, the administrative fee rate changed from a fixed Fund-based rate to a combination of a fixed Class-based rate and a Fund-based rate that is subject to breakpoints in asset levels of a Fund.

Former Strong Funds. As discussed in the “Historical Fund Information” section, the Intermediate Tax-Free, Municipal Bond, Short-Term Municipal Bond, Ultra Short-Term Municipal Income and Wisconsin Tax-Free Funds were created as part of the reorganization of the certain portfolios of Strong into certain funds of the Trust, which occurred on April 8, 2005. Prior to the reorganization, Strong Investor Services, Inc. (“SIS”) served as the administrator to the predecessor portfolios of these Funds and was entitled to receive a fee from the predecessor portfolio at the annual rate shown below of the average daily net assets attributable to the predecessor share classes as follows:

Class	Fee prior to 4/11/05
Class C	0.28%
Institutional Class Shares	0.02%
Investor Class and Advisor Class Shares for Ultra Short-Term Municipal Income Fund	0.33%
Investor Class for Intermediate Tax-Free Bond, Municipal Bond, Short-Term Municipal Bond and Wisconsin Tax-Free Funds	0.28%

The table below shows the administrative fees paid by either the following Funds or their predecessor portfolios to the respective administrator shown below.

	4/11/05 to 6/30/05	11/1/04 to 4/10/05		Year Ended 10/31/04		Year Ended 10/31/03		Year Ended 10/31/02
Fund	Fees Paid to WFFM	Fees Paid to SIS	Fees Waived by SIS	Fees Paid to SIS	Fees Waived by SIS	Fees Paid to SIS	Fees Waived by SIS	Fees Paid to SIS	Fees Waived by SIS
Intermediate Tax-Free
Fund Level	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	$66,384	$21,605	$18,513	$0	$113,805	$13,094	$107,844	$174	$40,754

	4/11/05 to 6/30/05	11/1/04 to 4/10/05		Year Ended 10/31/04		Year Ended 10/31/03			Year Ended 10/31/02
Fund	Fees Paid to WFFM	Fees Paid to SIS	Fees Waived by SIS	Fees Paid to SIS	Fees Waived by SIS	Fees Paid to SIS		Fees Waived by SIS	Fees Paid to SIS	Fees Waived by SIS
Municipal Bond
Fund Level	$42,537	N/A	N/A	N/A	N/A	N/A		N/A	N/A	N/A
Class A	$88,352	N/A	N/A	N/A	N/A	N/A		N/A	N/A	N/A
Class B	$14,400	N/A	N/A	N/A	N/A	N/A		N/A	N/A	N/A
Class C	$1,229	N/A	N/A	N/A	N/A	N/A		N/A	N/A	N/A
Administrator Class	$4,211	N/A	N/A	N/A	N/A	N/A		N/A	N/A	N/A
Investor Class	$513,275	$89,156	$0	$527,384	$0	$641,607		$0	$692,262	$0
Short-Term Municipal Bond
Fund Level	$74,722	N/A	N/A	N/A	N/A	N/A		N/A	N/A	N/A
Investor Class	$1,353,046	$236,082	$0	$1,425,687	$0	$1,739,298		$0	$1,519,206	$0
Class C*	$19,739	$3,524	$0	$12,386	$0	$3,119	**	$0	N/A	N/A
Ultra Short-Term Municipal Income
Fund Level	$86,088	N/A	N/A	N/A	N/A	N/A		N/A	N/A	N/A
Investor Class	$1,831,824	$468,100	$0	$3,454,439	$0	$4,508,876		$0	$4,133,675	$0
Advisor Class	$85,469	$20,665	$0	$165,641	$0	$154,667		$0	$57,855	$0
Institutional Class	$60,745	$9,141	$0	$74,069	$0	$90,215		$0	$50,243	$0
Wisconsin Tax-Free
Fund Level	N/A	N/A	N/A	N/A	N/A	N/A		N/A	N/A	N/A
Investor Class	$24,717	$23,330	$98,339	$0	$149,585	$0		$206,956	$24,669	$103,999
Class C***	$1,274	$1,117	$5,067	$7,019	$0	$3,612	****	$0	N/A	N/A

*	First offered on January 31, 2003.

**	For the nine-month fiscal period ended October 31, 2003.

***	First offered on December 26, 2002.

****	For the ten-month fiscal period ended October 31, 2003.

Distributor

Wells Fargo Funds Distributor, LLC (the “Distributor”), located at 525 Market Street, San Francisco, California 94105, serves as the distributor for the Funds. Prior to April 11, 2005, Stephens Inc. (“Stephens”), located at 111 Center Street, Little Rock, Arkansas 72201, served as distributor for the Funds, except for the Intermediate Tax-Free, Municipal Bond, Short-Term Municipal Bond, Ultra Short-Term Municipal Income and Wisconsin Tax-Free Funds.

The Funds that offer Class B and Class C shares have adopted a distribution plan (the “Plan”) under Section 12(b) under the 1940 Act and Rule 12b-1 thereunder (the “Rule”) for their Class B and Class C shares. The Plan was adopted by the Board, including a majority of the Trustees who were not “interested persons” (as defined under the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the “Non-Interested Trustees”).

Under the Plan and pursuant to the related Distribution Agreement, the Class B and Class C shares of the Funds, as listed below, paid Stephens and pays the Distributor on a monthly basis, an annual fee of 0.75% of the average daily net assets attributable to each class as compensation for distribution-related services or as reimbursement for distribution-related expenses.

Fund/Class	Fee
California Limited-Term Tax-Free
Class C	0.75%

California Tax-Free
Class B	0.75%
Class C	0.75%

Fund/Class	Fee
Colorado Tax-Free
Class B	0.75%

Minnesota Tax-Free
Class B	0.75%
Class C	0.75%

Municipal Bond
Class B	0.75%
Class C	0.75%

National Limited-Term Tax-Free
Class B	0.75%
Class C	0.75%

National Tax-Free
Class B	0.75%
Class C	0.75%

Short-Term Municipal Bond
Class C	0.75%

Wisconsin Tax-Free
Class C	0.75%

The actual fee payable to the Distributor by the above-indicated Funds and classes is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. (“NASD”) under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

For the period April 11, 2005 through June 30, 2005, the Funds paid Funds Distributor the following fees for distribution-related services:

DISTRIBUTION FEES

Fund/Class	Total	Advertising	Printing, Mailing & Prospectus	Compensation to Underwriters	Compensation to Broker/Dlrs	Other*
California Limited-Term Tax-Free
Class C	$17,305	$0	$0	$3,735	$13,570

California Tax-Free
Class B	$112,875	$0	$0	—	—	$112,875
Class C	$53,186	$0	$0	$5,441	$47,744

Colorado Tax-Free
Class B	$15,469	$0	$0	—	—	$15,469

Minnesota Tax-Free Fund
Class B	$18,620	$0	$0	—	—	$18,620
Class C	$771	$0	$0	$242	$529

Fund/Class	Total	Advertising	Printing, Mailing & Prospectus	Compensation to Underwriters	Compensation to Broker/Dlrs	Other*
Municipal Bond Fund
Class B	$39,703	$0	$0	—	—	$39,703
Class C	$3,840	$0	$0	$760	$3,080

National Limited-Term Tax Free Fund
Class B	$1,260	$0	$0	—	—	$1,260
Class C	$1,639	$0	$0	$1,372	$266

National Tax-Free Fund
Class B	$41,278	$0	$0	—	—	$41,278
Class C	$14,062	$0	$0	$1,497	$12,564

Short-Term Municipal Bond Fund
Class C	$15,756	$0	$0	$15,756	—

Wisconsin Tax-Free Fund
Class C	$4,729	$0	$0	$805	$3,924

*	The Distributor has entered into an arrangement whereby sales commissions payable to broker-dealers with respect to sales of Class B shares of the Funds are financed by an unaffiliated third party lender. Under this financing arrangement, the Distributor may assign certain amounts that it is entitled to receive pursuant to the Plan to the third party lender, as reimbursement and consideration for these payments. Under the arrangement, compensation to broker/dealers is made by the unaffiliated third party lender from the amounts assigned.

For the period July 1, 2004 through April 10, 2005, the Funds listed below paid Stephens the following distribution-related services:

DISTRIBUTION FEES

Fund/Class	Total	Printing & Mailing	Advertising	Comp. to Underwriters	Comp. to Br./Dlrs.	Other*
California Limited-Term Tax-Free
Class C	$65,509	$0	$0	$17,516	$47,993	$0

California Tax-Free
Class B*	$459,895	$0	$0	$0	$0	$459,895
Class C	$186,874	$0	$0	$29,993	$156,881	$0

Colorado Tax-Free
Class B*	$57,847	$0	$0	$0	$0	$57,847

Minnesota Tax-Free
Class B*	$75,920	$0	$0	$0	$0	$75,920

National Limited-Term Tax-Free
Class B*	$4,069	$0	$0	$0	$0	$4,069
Class C	$3,319	$0	$0	$3,268	$51	$0

National Tax-Free
Class B	$164,275	$0	$0	$0	$0	$164,275
Class C	$51,876	$0	$0	$9,624	$42,252	$0

*	Stephens previously entered into an arrangement whereby sales commissions paid to broker-dealers with respect to sales of Class B shares of the Funds are financed by an unaffiliated third party lender. Under this financing arrangement, the Distributor may assign, and Stephens previously assigned certain amounts, including 12b-1 fees, that it is entitled to receive pursuant to the Plan to the third party lender, as reimbursement and consideration for these payments. Under the arrangement, compensation to broker/dealers is made by the unaffiliated third party lender from the amounts assigned.

Former Strong Funds. As discussed in the “Historical Fund Information” section, the Intermediate Tax-Free, Municipal Bond, Short-Term Municipal Bond, Ultra Short-Term Municipal Income and Wisconsin Tax-Free Funds were created as part of the reorganization of certain portfolios of Strong into certain funds of the Trust. Prior to the reorganization, Strong Investments, Inc. (“SII”) served as the distributor to the predecessor portfolios of these Funds. Investor Class and Advisor Class shares of the predecessor portfolios paid up to 0.25% per year of each class’ average daily net assets to SII or others. Class B shares paid SII up to 1.00% per year of the class’ average daily net assets, out of which 0.25% could be used for service fees. The 12b-1 fees could also be used to pay SII for advancing commissions to securities dealers for the initial sale of Class C shares.

The table below shows the distribution fees paid by the predecessor portfolios of these Funds to SII for the period from November 1, 2004 to April 10, 2005.

DISTRIBUTION FEES

Fund/Class	Total	Advertising	Printing, Mailing & Prospectus	Compensation to Underwriters	Compensation to Broker/Dlrs	Other*
Intermediate Tax-Free Fund
Investor Class	$92,219	$0	$0	$70,157	$22,062	$0

Municipal Bond Fund
Class A	$278,924	$0	$0	$11,722	$267,202	$0
Class B	$202,716	$0	$0	—	—	$202,716
Class C	$15,954	$0	$0	$2,171	$13,783	$0

Short-Term Municipal Bond Fund
Class C	$54,100	$0	$0	$38,757	$15,343	$0

Ultra Short-Term Municipal Income Advisor Class	$70,291	$0	$0	$(5,399)	$75,690	$0

Wisconsin Tax-Free Fund
Investor	$92,896	$0	$0	$92,896	—	$0
Class C	$18,099	$0	$0	$1,154	$16,945	$0

*	The Distributor has, and Strong previously entered into an arrangement whereby sales commissions payable to broker-dealers with respect to sales of Class B shares of the Funds are financed by an unaffiliated third party lender. Under this financing arrangement, the Distributor may assign, and Stephens previously assigned certain amounts that it is entitled to receive pursuant to the Plan to the third party lender, as reimbursement and consideration for these payments. Under the arrangement, compensation to broker/dealers is made by the unaffiliated third party lender from the amounts assigned.

General. The Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of the Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of a Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees and the Non-Interested Trustees.

The Plan provides that the Treasurer of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not “interested persons” of the Trust be made by such Non-Interested Trustees.

Wells Fargo Bank and Funds Management, interested persons (as that term is defined under Section 2(a)(19) under the 1940 Act) of the Trust, act as selling agents for the respective Funds’ shares pursuant to selling agreements with the Distributor authorized under the Plan. As selling agents, Wells Fargo Bank and Funds Management have an indirect financial interest in the operation of the Plan. The Trustees have concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank and Funds Management, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Funds, selling or servicing agents may receive significant additional payments directly from the Adviser, Distributor or their affiliates in connection with the sale of Fund shares.

The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Fund, selling or servicing agents may receive significant additional payments directly from the Adviser, Distributor, or their affiliates in connection with the sale of Fund shares. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

Shareholder Servicing Agent

The Funds have approved a Shareholder Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank and Funds Management) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing these services, a Shareholder Servicing Agent is entitled to an annual fee from the applicable Fund of up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class Z, Administrator Class, Advisor Class, and Investor Class shares owned of record or beneficially by the customers of the Shareholder Servicing Agent during the period for which payment is being made. The Shareholder Servicing Plan and related Shareholder Servicing Agreements were approved by the Trustees and provide that a Fund shall not be obligated to make any payments under such Plan or related Agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

General. The Shareholder Servicing Plan will continue in effect from year to year if such continuance is approved by a majority vote of the Trustees of the Trust, and the Non-Interested Trustees. Any form of Shareholder Servicing Agreement related to the Shareholder Servicing Plan also must be approved by such vote of the Trustees and Non-Interested Trustees. Shareholder Servicing Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees, including a majority of the Non-Interested Trustees. No material amendment to the Shareholder Servicing Plan or related Shareholder Servicing Agreements may be made except by a majority of both the Trustees and the Non-Interested Trustees.

The Shareholder Servicing Plan requires that the Administrator shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under the Shareholder Servicing Plan.

Custodian

Wells Fargo Bank, located at 6th and Marquette, Minneapolis, Minnesota 55479, acts as the custodian for each Fund. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund, and pays all expenses of each Fund. For its services as Custodian, Wells Fargo Bank is entitled to receive an annual fee at the rate of 0.02% of the average daily net assets of each Fund. State Street Bank and Trust Company (“State Street”), located at 801 Pennsylvania Avenue, Kansas City, Missouri 64105, served as interim custodian for the Municipal Bond Fund and Short-Term Municipal Bond Fund from April 8, 2005 through April 22,

2005. For its services as interim custodian, State Street is entitled to receive an annual fee at the rate of 0.02% of the average daily net assets of each Fund.

Fund Accountant

PFPC, Inc. (“PFPC”), located at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as fund accountant for the Funds. For these services, PFPC is entitled to receive from each Fund an annual asset-based Fund Complex fee as shown in the chart below:

Average Fund Complex Daily Net Assets	Annual Asset- Based Fees
0-85B	0.0051%
>85B	0.0025%

In addition, PFPC is entitled to receive an annual base fee of $20,000 per Fund and a monthly multiple class fee per Fund of $500 per class beyond the first class of shares. PFPC is also entitled to receive a monthly multiple manager fee beyond the first manager as follows: $2,000 for the second manager in each Fund, $1,500 for the third manager in each Fund and $500 for each manager beyond the third manager in each Fund. Finally, PFPC is entitled to receive certain out-of-pocket costs.

Each Fund’s share of the annual asset-based Fund Complex fee will be based on its proportionate share of the aggregate average net assets of all the funds in the Fund Complex (excluding the Wells Fargo Master Trust portfolios). Prior to March 2005, the Fund Complex-wide fee was 0.0057% for assets totaling $0-$85 billion and 0.0025% for assets over $85 billion. PFPC was also entitled to receive an annual fee of $20,000 from each Fund, a monthly multiple class fee per Fund of $500 per class beyond the first class of shares, and certain out-of-pocket expenses.

State Street served as interim fund accountant for the Municipal Bond Fund and Short-Term Municipal Bond Fund from April 8, 2005 through April 22, 2005. For its services as interim fund accountant, State Street received an annual fee at the rate of 0.30% of each Fund’s daily net assets, a fixed fund accounting base fee, multiple class fee and certain out-of-pocket expenses.

Transfer and Distribution Disbursing Agent

Boston Financial Data Services, Inc. (“BFDS”), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as transfer and distribution disbursing agent for the Funds. For providing such services, BFDS is entitled to receive fees from the Administrator.

Underwriting Commissions

The Distributor serves as the principal underwriter distributing securities of the Funds on a continuous basis. Prior to April 11, 2005, Stephens served as the principal underwriter distributing securities of the Funds (except the Intermediate Tax-Free, Municipal Bond, Short-Term Municipal Bond, Ultra Short-Term Municipal Income and Wisconsin Tax-Free Funds, on a continuous basis. For the Funds’ past three fiscal years (except the Intermediate Tax-Free, Municipal Bond, Short-Term Municipal Bond, Ultra Short-Term Municipal Income and Wisconsin Tax-Free Funds), the aggregate dollar amount of underwriting commissions paid to and retained by Stephens was as follows:

July 1, 2004 – April 10, 2005		06/30/04		06/30/03
Paid	Retained	Paid	Retained	Paid	Retained
$56,653	$56,653	$853,262	$136,728	$941,637	$118,151

For the period April 11, 2005 through June 30, 2005, the aggregate dollar amount of underwriting commissions paid to and retained by the Distributor on behalf of all Funds was as follows:

April 11, 2005 – June 30, 2005
Paid	Retained
$15,736	$15,736

Prior to April 11, 2005, SII served as the principal underwriter for the predecessor portfolios of the Intermediate Tax-Free, Municipal Bond, Short-Term Municipal Bond, Ultra Short-Term Municipal Income and Wisconsin Tax-Free Funds. For the period November 1, 2004 through April 10, 2005, the aggregate dollar amount of underwriting commissions paid to and retained by SII was as follows:

November 1, 2004 – April 10, 2005
Paid	Retained
$4,699	$4,699

Code of Ethics

The Fund Complex, the Adviser, the Distributor and the Sub-Adviser each has adopted a code of ethics, which contains policies on personal securities transactions by “access persons” as defined in each of the codes. These policies comply with Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act, as applicable. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. Such restrictions do not apply to purchases or sales of certain types of securities, including shares of open-end investment companies that are unaffiliated with the Wells Fargo Advantage Funds family, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than “disinterested” directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Fund Complex, the Adviser, the Distributor and the Sub-Adviser are on public file with, and available from, the SEC.

DETERMINATION OF NET ASSET VALUE

The NAV per share for each class of the Funds is determined as of the close of regular trading (currently 4:00 p.m. (Eastern time)) on each day the New York Stock Exchange (“NYSE”) is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of the Funds’ shares.

Each Fund’s investments are generally valued at current market prices. Securities are generally valued based on the last sales price during the regular trading session if the security trades on an exchange (“closing price”), and if there is no sale, based on the latest quoted bid prices. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. We are required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we also use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security’s market price is still reliable and, if not, what fair market value to assign to the security. With respect to any portion of a Fund’s assets that are invested in other mutual funds, the Fund’s NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Money market instruments and debt instruments maturing in 60 days or less are valued at amortized cost. Future contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices for fixed income and other securities may be furnished by a reputable independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Funds may be purchased on any day a Fund is open for business. Each Fund is open for business each day the NYSE is open for trading (a “Business Day”). Currently, the NYSE is closed on New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a “Holiday”). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

Purchase orders for a Fund received before such Fund’s NAV calculation time generally are processed at such time on that Business Day. Purchase orders received after a Fund’s NAV calculation time generally are processed at such Fund’s NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the NYSE closes early, the Funds will close early. On these days, the NAV calculation time and the distribution, purchase and redemption cut-off times for the Funds may be earlier then their stated NAV calculation time described above.

Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Funds. For further information about this form of payment please contact the Distributor. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

The Funds reserve the right to reject any purchase orders, and under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust’s responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund as provided from time to time in the Prospectuses.

The dealer reallowance for Class A share purchases for all Funds except the California Limited-Term Tax-Free Fund and National Limited-Term Tax-Free Fund is as follows:

Amount of Purchase	Front-End Sales Charge as % of Public Offering Price	Front-End Sales Charge as % of Net Amount Invested	Dealer Reallowance as % of Public Offering Price
Less than $50,000	4.50%	4.71%	4.00%
$50,000 to $99,999	4.00%	4.17%	3.50%
$100,000 to $249,999	3.50%	3.63%	3.00%
$250,000 to $499,999	2.50%	2.56%	2.25%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 and over[1]	0.00%	0.00%	1.00%

[1]	We will assess Class A share purchases of $1,000,000 or more a 1.00% contingent deferred sales charge (“CDSC”) if they are redeemed within one year from the date of purchase, unless the dealer of record waived its commission with a Fund’s approval. The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

The dealer reallowance for Class A share purchases of the California Limited-Term Tax-Free Fund and National Limited-Term Tax-Free Fund are as follows:

Amount of Purchase	Front-End Sales Charge as % of Public Offering Price	Front-End Sales Charge as % of Net Amount Invested	Dealer Reallowance as % of Public Offering Price
Less than $50,000	3.00%	3.09%	2.50%
$50,000 to $99,999	2.50%	2.56%	2.00%
$100,000 to $249,999	2.00%	2.04%	1.75%
$250,000 to $499,999	1.50%	1.52%	1.25%
$500,000 to $999,999	1.00%	1.01%	0.75%
$1,000,000 and over[1]	0.00%	0.00%	0.50%

[1]	We will assess Class A share purchases of $1,000,000 or more a 0.50% contingent deferred sales charge (“CDSC”) if they are redeemed within one year from the date of purchase, unless the dealer of record waived its commission with a Fund’s approval. The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

Class B CDSC Schedule – Municipal Bond Fund. Class B shares received in exchange for Strong Advisor Municipal Bond Fund shares purchased prior to March 9, 2003 have the following CDSC schedule:

Redemption Within	1 Year	2 Years	3 Years	4 Years	5 Years	6 Years	7 Years	8 Years	9 Years
CDSC	5.00%	4.00%	3.00%	3.00%	2.00%	1.00%	0.00%	0.00%	A shares

Purchases and Redemptions for Existing Wells Fargo Advantage Funds Account Holders via the Internet. All existing shareholders, except Advisor Class shareholders, who purchased their shares directly from Wells Fargo Advantage Funds may purchase additional shares of the class of Funds that they already own and redeem existing shares via the Internet. For purchases, such account holders must have a bank account linked to their Wells Fargo Advantage Funds account. Redemptions may be deposited into a linked bank account or mailed via check to the shareholder’s address of record. Internet account access is available for institutional clients; shareholders should contact Investor Services at 1-800-222-8222 or log on at www.wellsfargo.com/advantagefunds for further details. Shareholders who hold their shares in a brokerage account should contact their selling agent.

Purchases and Redemptions Through Brokers and/or Their Affiliates. A broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectuses in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust’s behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker’s authorized designee, receives the order, and such orders will be priced at the Fund’s NAV next calculated after they are received by the authorized broker or the broker’s designee.

Additional Investors Eligible to Purchase Administrator Class Shares of the Nebraska Tax-Free Fund:

•	Shareholders who receive assets from a distribution from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acts as trustee that were invested in the Administrator Class of the Nebraska Tax-Free Fund may rollover the assets into another account (e.g., an IRA) and reinvest the assets in the same Fund without having to meet the minimum investment limit.

•	Shareholders who receive assets from a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo that were invested in the Administrator Class of the Nebraska Tax-Free Fund may rollover the assets into another account (e.g., an IRA) and reinvest the assets in the same Fund without having to meet the minimum investment limit.

Waiver of Minimum Initial Investment Amount for Investor Class shares. An eligible investor (as defined below) may purchase Investor Class shares of the Wells Fargo Advantage Funds without meeting the minimum initial investment amount if the eligible investor participates in a $50 monthly automatic investment purchase plan. Eligible investors include:

•	Current and retired employees, directors/trustees and officers of: (i) Wells Fargo Advantage Funds (including any predecessor funds) and (ii) Wells Fargo & Company and its affiliates; and

•	Family members of any of the above.

Reduced Sales Charges for Affiliated Funds. Any affiliated fund that invests in a Wells Fargo Advantage fund may purchase Class A shares of such fund at NAV.

Reduced Sales Charges for Former Montgomery Fund Shareholders. Former Montgomery Fund Class P and Class R shareholders who purchased their shares directly from the Montgomery Funds and became Wells Fargo Advantage Fund shareholders in the reorganization, may purchase Class A shares of any Wells Fargo Advantage Fund, and any unnamed shares of WealthBuilder Portfolios at NAV. Shareholders who did not purchase such shares directly may purchase additional shares in the respective acquiring Wells Fargo Advantage Fund at NAV.

Reduced Sales Charges for Former C&B Portfolio Shareholders. Shareholders who purchased shares of the C&B Portfolios directly from the C&B Portfolios, and who became Wells Fargo Advantage Fund shareholders in the reorganization between the Advisors’ Inner Circle Fund and the Trust effective July 26, 2004 will be permitted to purchase Class A shares of any Wells Fargo Advantage Fund and any unnamed shares of WealthBuilder Portfolios at NAV. Please see your account representative for details.

Reduced Sales Charges for Former Norwest Advantage Fund Class B Shareholders. No CDSC is imposed on redemptions of Class B shares of a former Norwest Advantage Fund purchased prior to October 1, 1999, to effect a distribution (other than a lump sum distribution) from an Individual Retirement Account (“IRA”), Keogh plan or Section 403(b) custodial account or from a qualified retirement plan.

Reduced Sales Charges for Certain Holders of Class C Shares. No CDSC is imposed on redemptions of Class C shares where a fund did not pay a sales commission at the time of purchase.

PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to the supervision of the Trust’s Board and the supervision of the Adviser, the Sub-Adviser is responsible for the Funds’ portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Sub-Adviser to obtain the best overall results taking into account various factors, including, but not limited to, the size and type of transaction involved; the dealer’s risk in positioning the securities involved; the nature and character of the market for the security; the confidentiality, speed and certainty of effective execution required for the transaction; the general execution and operational capabilities of the broker-dealer; the reputation, reliability, experience and financial condition of the firm; the value and quality of the services rendered by the firm in this and other transactions; and the reasonableness of the spread or commission, if any. While the Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to broker-dealers serving as market makers for the securities at a net price. Each of the Funds also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund’s portfolio securities transactions will consist primarily of broker-dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Fund may purchase securities from underwriting syndicates of which the Distributor or Funds Management is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Board.

In placing orders for portfolio securities of a Fund, the Sub-Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Sub-Adviser will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker-dealer based, in part, on the quality and quantity of execution services provided by the broker-dealer and in the light of generally prevailing rates. Furthermore, the Adviser oversees the Sub-Adviser’s trade execution procedures to ensure that such procedures are in place, that they are adhered to, and that adjustments are made to the procedures to address ongoing changes in the marketplace.

The Sub-Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a broker-dealer that has provided statistical or other research services to the Sub-Adviser. In selecting a broker-dealer under these circumstances, the Sub-Adviser will consider, in addition to the factors listed above, the quality of the research provided by the broker-dealer. The Sub-Adviser may pay higher commissions than those obtainable from other broker-dealers in exchange for such research services. The research services generally include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the advisability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto. By allocating transactions in this manner, the Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Sub-Adviser under the advisory contracts, and the expenses of the Sub-Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by broker-dealers through which the Sub-Adviser places securities transactions for a Fund may be used by the Sub-Adviser in servicing its other accounts, and not all of these services may be used by the Sub-Adviser in connection with advising the Funds.

Portfolio Turnover. The portfolio turnover rate is not a limiting factor when the Sub-Adviser deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund’s portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also may result in adverse tax consequences to a Fund’s shareholders.

The table below shows the Funds’ portfolio turnover rate for the last two fiscal periods:

Fund	June 30, 2005	June 30, 2004	October 31, 2004	October 31, 2003
California Limited-Term Tax Free Fund[1]	111%	48%	—	—
California Tax-Free Fund	30%	41%	—	—
Colorado Tax-Free Fund	33%	31%	—	—
Intermediate Tax-Free Fund[2]	57%[3]	—	95%[4]	190%[5]
Minnesota Tax-Free Fund	18%	12%	—	—
Municipal Bond Fund	68%[3]	—	100%[4]	121%[5]
National Limited-Term Tax-Free Fund	26%	24%	—	—
National Tax-Free Fund[2]	59%	63%	—	—
Nebraska Tax-Free Fund	14%	9%	—	—
Short-Term Municipal Bond Fund	75%[3]	—	69%[4]	83%[5]
Ultra Short-Term Municipal Income Fund[2]	47%[3]	—	72%[4]	128%[5]
Wisconsin Tax-Free Fund[2]	24%[3]	—	17%[4]	54%[5]

[1]	The California Limited-Term Tax-Free Fund’s high turnover rate for the most recent fiscal year was attributed to increasing the portfolio’s liquidity position to better position the Fund for potential market volatility, reduced liquidity in the secondary market and rising short-term interest rates, including increasing escrowed bonds, reducing exposure to the 2- to 3-year segment of the maturity spectrum, and reducing exposure to maturities beyond 7 years to lower the portfolio’s duration.

[2]	The portfolio turnover rates for the Intermediate Tax-Free Fund, National Tax-Free Fund, Ultra Short-Term Municipal Income Fund and Wisconsin Tax-Free Fund varied significantly over the previous fiscal year. The variation in the rates for the Funds was primarily due to market volatility.

[3]	In 2005, the Fund changed its fiscal year end from October 31 to June 30. Information is shown for an 8-month period, from November 1, 2004 to June 30, 2005.

[4]	Prior to 2005, the Fund’s fiscal year end was October 31. Information is shown for the period from November 1, 2003 to October 31, 2004.

[5]	Prior to 2005, the Fund’s fiscal year end was October 31. Information is shown for the period from November 1, 2002 to October 31, 2003.

Brokerage Commissions and Securities of Regular Broker-Dealers. For the last three fiscal years, only the California Limited-Term Tax-Free Fund and California Tax-Free Fund paid broker commissions on brokerage transactions. No commissions were paid to affiliated brokers, and no commissions were directed to a specific broker for research-related services. The commissions paid by the Fund are shown below:

Fund	Brokerage Commissions Paid
	6/30/05	6/30/04	6/30/03
California Limited-Term Tax-Free	$1,050	$1,180	$0
California Tax-Free	$0	$1,750	$570

As of June 30, 2005, none of the Funds held securities of their regular broker-dealers.

Former Strong Funds. For the fiscal year ends listed below, the predecessor portfolios of the Funds listed below paid the following aggregate amounts of brokerage commissions on brokerage transactions:

Total Brokerage Commissions Paid

Fund	Year Ended 6/30/05	Year Ended 10/31/04	Year Ended 10/31/03	Year Ended 10/31/02
Intermediate Tax-Free	$4,466	$6,372	$4,963	$218
Municipal Bond*	$5,419	$21,845	$16,681	$11,958
Short-Term Municipal Bond*	$4,633	$33,729	$33,004	$10,132
Ultra Short-Term Municipal Income*	$3,328	$57,044	$61,426	$12,749
Wisconsin Tax-Free	$829	$2,797	$3,480	$1,924

*	For the Fund’s most recent fiscal year, the aggregate dollar amount of brokerage commissions paid by the Fund differed materially from the amount paid during the previous fiscal year due to Portfolio Manager changes and stabler markets.

As of June 30, 2005, none of the predecessor portfolios of these Funds held securities of their regular broker-dealers.

Directed Brokerage Transactions. For the fiscal years ended October 31, 2004 for the former Strong Funds and June 30, 2005 for all Funds, the Funds did not direct brokerage transactions to a broker for research-related services.

FUND EXPENSES

From time to time, Funds Management may waive fees from the Funds in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund’s performance.

Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Funds Management or any of its affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and distribution disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a plan), shareholders’ reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues (including membership dues in the Investment Company Institute allocable to a Fund); brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its Custodian, including those for keeping books and accounts and calculating the NAV per share of a Fund; expenses of shareholders’ meetings; expenses relating to the issuance, registration and qualification of a Fund’s shares; pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to a Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the funds of the Trust, including the Funds, in a manner proportionate to the net assets of each fund, on a transactional basis, or on such other basis as the Trustees deems equitable.

FEDERAL INCOME TAXES

The following information supplements and should be read in conjunction with the section in each Prospectus entitled “Taxes.” The Prospectuses generally describe the federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning federal income taxes and, as applicable, certain California, Colorado, Minnesota and Nebraska taxes. It is based on the Internal Revenue Code of 1986, as amended (the “Code”), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters other than those noted above.

A shareholder’s tax treatment may vary depending upon his or her particular situation. This discussion only applies to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or IRAs), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the federal income tax matters described below. The IRS could adopt positions contrary to that discussed below and such positions could be sustained. In addition, the foregoing discussion and the discussions in the Prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners as to the particular federal tax consequences to them of an investment in a Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

Qualification as a Regulated Investment Company. It is intended that each Fund qualify as a “regulated investment company” (“RIC”) under Subchapter M of the Code, as long as such qualification is in the best interests of the Fund’s shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to RICs generally will apply separately to each Fund, even though each RIC is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses and expenses for federal income tax purposes.

In order to qualify as a RIC under the Code, each Fund must, among other things, derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts). Pursuant to future regulations, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains are directly related to a Fund’s principal business of investing in stock or securities. Each Fund must also diversify its holdings so that, at the end of each quarter of the taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), government securities and securities of other RICs, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed the greater of 5% of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), or in two or more issuers the Fund controls and which are engaged in the same or similar trades or businesses. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, as well as 90% of its net tax-exempt income earned in each taxable year. A Fund generally will not be subject to federal income tax on the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain. However, in certain circumstances, a Fund may make the distributions in the following taxable year. Furthermore, if a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a RIC and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to federal income taxation.

If, in any taxable year, a Fund fails to qualify as a RIC under the Code or fails to meet the distribution requirements, such Fund would be taxed in the same manner as an ordinary corporation without any deduction for distributions to shareholders, and all distributions from the Fund’s earnings and profits (including any distributions of net tax-exempt income and net long-term capital gains) to its shareholders would be taxable as ordinary income. To qualify again to be taxed as a RIC in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-RIC years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if the Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a RIC in a subsequent year.

Excise Tax. A 4% nondeductible excise tax will be imposed on each Fund’s net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it fails to distribute during each calendar year at least 98% of its ordinary income (excluding capital gains and losses), at least 98% of its net capital gains (adjusted for ordinary losses) for the 12 month period ending on October 31, and all of its ordinary income and capital gains from previous years that were not distributed during such years. Each Fund intends to actually or be deemed to distribute substantially all of its net income and gains, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax.

Capital Loss Carry-Forwards. A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund’s capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the RICs do not expect to distribute such capital gains. The Funds cannot carry back or carry forward any net operating losses. As of June 30, 2005, the following Funds had capital loss carry-forwards approximating the amount indicated for federal income tax purposes, expiring in the year indicated:

Fund	Year Expires	Capital Loss Carryforwards
Colorado Tax-Free Fund	2012	227,308
Municipal Bond Fund	2007	8,884,185
	2008	7,340,529
	2010	2,807,759
	2013	639,080
National Limited-Term Tax-Free Fund	2009	554,191
National Tax-Free Fund	2008	10,280,222
	2009	157,637
	2012	267,373
	2013	511,385
Short-Term Municipal Bond Fund	2006	15,573
	2007	3,138,730
	2008	146,332
	2009	4,862,997
	2010	1,445,980
	2013	3,389,828
Ultra Short-Term Municipal Income Fund	2007	2,214,247
	2008	2,909,524
	2010	41,943,778
	2011	2,733,995

If a Fund engages in a reorganization, either as an acquiring fund or acquired fund, its own capital loss carry-forwards and the use of its unrealized losses against future realized gains, or such losses of other funds participating in the reorganization, may be subject to severe limitations that could make such losses substantially unusable. The Funds have engaged in reorganizations or may engage in reorganizations in the future.

Equalization Accounting. Each Fund may use the so-called “equalization method” of accounting to allocate a portion of its “earnings and profits,” which generally equals a Fund’s undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund’s total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of RIC shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the equalization accounting method used by the Funds, and thus the use of this method may be subject to IRS scrutiny.

Taxation of Fund Investments. In general, if a Fund realizes gains or losses on the sale of portfolio securities, such gains or losses will be capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount, generally at a price less than its principal amount (“OID”), such as a zero-coupon bond, the Fund may be required to annually include in its distributable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. Gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold.

If an option granted by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a “straddle,” discussed below. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, certain foreign currency contracts, and non-equity listed options used by a Fund will be deemed “Section 1256 contracts.” A Fund will be required to “mark to market” any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the “mark-to-market” rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the mark-to-market rule and the “60%/40%” rule.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount and timing of recognition of the Fund’s income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss for a year exceeds a Fund’s investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

Offsetting positions held by a Fund involving certain financial forward contracts may be considered, for federal income tax purposes, to constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property. The tax treatment of “straddles” is governed by Section 1092 of the Code. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character of gains and losses, defer losses, and/or accelerate the recognition of gains or losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to if a Fund had not engaged in such transactions.

If a Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when a Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund’s holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon a Fund’s holding period in the property and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain a Fund may recognize from derivative transactions is limited with respect to certain pass-through entities. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

Rules governing the federal income tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a RIC might be jeopardized. The Funds intend to monitor developments in this area. Certain requirements that must be met under the Code in order for each Fund to qualify as a RIC may limit the extent to which a Fund will be able to engage in swap agreements.

In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements. In addition, payments received by the Funds in connection with securities lending and repurchase agreements will not qualify for reductions in individual federal income tax on certain dividends and so may be taxable as ordinary income.

Taxation of Distributions. For federal income tax purposes, a Fund’s earnings and profits, described above, are determined at the end of the Fund’s taxable year and are allocated pro rata over the entire year. Except for exempt-interest distributions paid out by the Funds, defined below, all distributions paid out of a Fund’s earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported on each shareholder’s federal income tax return. Distributions in excess of a Fund’s earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then capital gain. A Fund may make distributions in excess of earnings and profits to a limited extent, from time to time.

Distributions designated by a Fund as capital gain distributions will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Each Fund will designate capital gain distributions, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. Government if the Fund meets the state’s minimum investment or reporting requirements, if any. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Fund Shares. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges his or her Fund shares, subject to the discussion below, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held such Fund shares for more than one year at the time of the sale or exchange. Under certain circumstances, an individual shareholder receiving qualified dividend income from a Fund, explained further below, may be required to treat a loss on the sale or exchange of Fund shares as a long-term capital loss.

If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the

Fund or a different RIC, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be included in the tax basis of the purchased shares.

If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest distributions (defined below) received with respect to the shares. The Treasury Department is authorized to issue regulations reducing the six months holding requirement to a period of not less than the greater of 31 days or the period between regular distributions where a Fund regularly distributes at least 90% of its net tax-exempt interest, if any. No such regulations have been issued as of the date of this SAI. The loss disallowance rules described in this paragraph do not apply to losses realized under a periodic redemption plan.

Foreign Taxes. Amounts realized by a Fund on foreign securities may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. However, none of the Funds expect to qualify for this election.

Federal Income Tax Rates. As of the printing of this SAI, the maximum stated individual federal income tax rate applicable to (i) ordinary income generally is 35%; (ii) net capital gain realized prior to May 6, 2003 generally is 20%; and (iii) net capital gain realized on or after May 6, 2003 generally is 15%. The date on which a Fund sells or exchanges a security is the date used in determining whether any net capital gain from such sale or exchange distributed to an individual shareholder will qualify for the pre-May 6 or post-May 5 net capital gain federal income tax rate.

The maximum stated corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various “sunset” provisions of laws enacted in 2001 and 2003.

Backup Withholding. The Trust may be required to withhold, subject to certain exemptions, at a rate of 28% (“backup withholding”) on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder, if the shareholder has not certified under penalties of perjury that the “taxpayer identification number” (“TIN”), generally the shareholder’s social security or employer identification number, provided is correct and that the shareholder is not subject to backup withholding, or if the IRS has notified the Fund that the shareholder’s TIN is incorrect or that the shareholder is subject to backup withholding. This tax is not an additional federal income tax imposed on the shareholder, and the shareholder may claim the tax withheld as a tax payment on his or her federal income tax return, provided that the required information is furnished to the IRS. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of back-up withholding is set to increase in future years under “sunset” provisions of law enacted in 2001.

Tax-Deferred Plans. The shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisers and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

Foreign Shareholders. Under recently enacted tax legislation, with respect to taxable years of a Fund beginning on or after January 1, 2005 and before January 1, 2008, distributions designated by a Fund as “interest-related distributions” generally attributable to the Fund’s net interest income earned on certain debt obligations paid to a nonresident alien individual, foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source) or a foreign corporation (each, a “foreign shareholder”) generally will be exempt from federal income tax withholding tax, provided the Fund obtains a properly completed and signed certificate of foreign status from such foreign shareholder (“exempt foreign shareholder”). Each Fund will designate any interest-related distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year, although the Funds provide no assurance they will make any such designations. Distributions made to exempt foreign shareholders attributable to net investment income from other sources, such as dividends received by a Fund, generally will be subject to non-refundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). Notwithstanding the foregoing, if a distribution described above is “effectively connected” with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the recipient foreign shareholder, federal income tax withholding and exemptions attributable to foreign persons will not apply and the distribution will be subject to the tax, reporting and withholding requirements generally applicable to U.S. persons.

In general, a foreign shareholder’s capital gains realized on the disposition of Fund shares, capital gain distributions and, with respect to taxable years of a Fund beginning on or after January 1, 2005 and before January 1, 2008, “short-term capital gain distributions” (defined below) are not subject to federal income tax withholding, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) with respect to taxable years of a Fund beginning on or after January 1, 2005, and before January 1, 2008, such gains or distributions are attributable to gain from the sale or exchange of a U.S. real property interest. If such gains or distributions are effectively connected with a U.S. trade or business or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an income tax treaty, the tax, reporting and withholding requirements applicable to U.S. persons generally applies. If such gains or distributions are not effectively connected for this purpose, but the foreign shareholder meets the requirements of clause (ii) described above, such gains and distributions will be subject to U.S. federal income tax withholding tax at a 30% rate (or such lower rate provided under an applicable income tax treaty). Gains or distributions attributable to gain from sales or exchanges of U.S. real property interests are taxed to a foreign shareholder as if that gain were effectively connected with the shareholder’s conduct of a U.S. trade or business, and therefore such gains or distributions may be required to be reported by a foreign shareholder on a U.S. federal income tax return. Such gains or distributions also will be subject to U.S. income tax at the rates applicable to U.S. holders and/or may be subject to federal income tax withholding. While the Funds do not expect Fund shares to constitute U.S. real property interests, a portion of a Fund’s distributions may be attributable to gain from the sale or exchange of U.S. real property interests. Foreign shareholders should contact their tax advisers and financial planners regarding the tax consequences to them of such distributions. “Short-term capital gain distributions” are distributions designated as such from a Fund in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year generally attributable to its net short-term capital gain. The Funds provide no assurance they will make any such designations.

If a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the U.S. at the time of the shareholder’s death, Fund shares will be deemed property situated in the U.S. and will be subject to federal estate taxes (at graduated rates of 18% to 55% of the total value, less allowable deductions and credits). Under recently enacted tax legislation, with respect to estates of decedents dying after December 31, 2004, and before January 1, 2008, if a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the United States at the time of the shareholder’s death, Fund shares will not be deemed property situated in the United States in the proportion that, at the end of the quarter of the Fund’s taxable year immediately preceding the shareholder’s date of death, the assets of the Fund that were “qualifying assets” (i.e., bank deposits, debt obligations or property not within the United States) with respect to the decedent bore to the total assets of the Fund. In general, no federal gift tax will be imposed on gifts of Fund shares made by foreign shareholders.

The availability of reduced U.S. taxes pursuant to the 1972 Convention or the applicable estate tax convention depends upon compliance with established procedures for claiming the benefits thereof, and may, under certain circumstances, depend upon the foreign shareholder making a satisfactory demonstration to U.S. tax authorities that the shareholder qualifies as a foreign person under federal income tax laws and the 1972 Convention.

Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships.

Tax-Exempt Investors and Tax-Deferred Plans. Shares of the Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and IRAs since such plans and accounts are generally tax-exempt and, therefore, would not benefit from the exempt status of distributions from the Fund, as discussed further below. Such distributions may ultimately be taxable to the beneficiaries when distributed to them.

Additional Considerations for the Funds. If at least 50% of the value of a RIC’s total assets at the close of each quarter of its taxable years consists of obligations the interest on which is exempt from federal income tax, it will qualify under the Code to pay “exempt-interest distributions.” The Funds intend to so qualify and are designed to provide shareholders with a high level of income exempt from federal income tax in the form of exempt-interest distributions.

Distributions of capital gain or income not attributable to interest on a Fund’s tax-exempt obligations will not constitute exempt-interest distributions and will be taxable to it’s the Fund’s shareholders. The exemption of interest income derived from investments in tax-exempt obligations for federal income tax purposes may not result in a similar exemption under the laws of a particular state or local taxing authority.

Not later than 60 days after the close of its taxable year, each Fund will notify its shareholders of the portion of the distributions for the taxable year that constitutes exempt-interest distributions. The designated portion cannot exceed the excess of the amount of interest excludable from gross income under Section 103 of the Code received by the Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Interest on indebtedness incurred to purchase or carry shares of a Fund will not be deductible to the extent that the Fund’s distributions are exempt from federal income tax.

In addition, certain deductions and exemptions have been designated “tax preference items” which must be added back to taxable income for purposes of calculating federal alternative minimum tax (“AMT”). Tax preference items include tax-exempt interest on “private activity bonds.” To the extent that a Fund invests in private activity bonds, its shareholders will be required to report that portion of a Fund’s distributions attributable to income from the bonds as a tax preference item in determining their federal AMT, if any. Shareholders will be notified of the tax status of distributions made by a Fund. Persons who may be “substantial users” (or “related persons” of substantial users) of facilities financed by private activity bonds should consult their tax advisers before purchasing shares in a Fund. Furthermore, shareholders will not be permitted to deduct any of their share of a Fund’s expenses in computing their federal AMT. In addition, exempt-interest distributions paid by a Fund to a corporate shareholder is included in the shareholder’s “adjusted current earnings” as part of its federal AMT calculation, and may also affect its federal “environmental tax” liability. As of the date of this SAI, individuals are subject to the federal AMT at a maximum rate of 28% and corporations are subject to the federal AMT at a maximum rate of 20%. Shareholders with questions or concerns about the AMT should consult own their tax advisers.

Additional Considerations for the California Limited-Term Tax-Free Fund and California Tax-Free Fund. If, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of a RIC consists of obligations the interest on which, if held by an individual, is exempt from taxation by California (“California Exempt Securities”), then the RIC will be qualified to make distributions that are exempt from California state individual income tax (“California exempt-interest distributions”). For this purpose, California Exempt Securities generally are limited to California municipal securities and certain U.S. government and U.S. possession obligations. The California Funds intend to qualify under the above requirements so that they can pay California exempt-interest distributions.

Within sixty days after the close of its taxable year, each California Fund will notify its shareholders of the portion of the distributions made the Fund that is exempt from California state individual income tax. The total amount of California exempt-interest distributions paid by a California Fund attributable to any taxable year cannot exceed the excess of the amount of interest received by the Fund for such year on California Exempt Securities over any amounts that, if the Fund was treated as an individual, would be considered expenses related to tax exempt income or amortizable bond premium and would thus not be deductible under federal income or California state individual income tax law.

In cases where a shareholder of a California Fund is a “substantial user” or “related person” with respect to California Exempt Securities held by the Fund, such shareholders should consult their tax advisers to determine whether California exempt-interest distributions paid by the Fund with respect to such obligations retain California state individual income tax exclusion. In this connection, rules similar to those regarding the possible unavailability of federal exempt-interest distributions treatment to “substantial users” are applicable for California state income tax purposes. Interest on indebtedness incurred by a shareholder in a taxable year to purchase or carry shares of a California Fund is not deductible for California state individual income tax purposes if the Fund distributes California exempt-interest distributions to the shareholder for that taxable year.

The foregoing is only a summary of some of the important California state individual income tax considerations generally affecting the California Funds and their shareholders. No attempt is made to present a detailed explanation of the

California state income tax treatment of the California Funds or their shareholders, and this discussion is not intended as a substitute for careful planning. Further, it should be noted that the portion of any California Fund distributions constituting California exempt-interest distributions is excludable from income for California state individual income tax purposes only. Any distributions paid to shareholders subject to California state franchise tax or California state corporate income tax may be taxable for such purposes. Accordingly, potential investors in the California Funds, including, in particular, corporate investors that may be subject to either California state franchise tax or California corporate income tax, should consult their own tax advisers with respect to the application of such taxes to the receipt of the California Funds’ distributions and as to their own California state tax situation, in general.

Additional Considerations for the Colorado Tax-Free Fund. Individuals, trusts, estates and corporations subject to the Colorado income tax will not be subject to such tax on distributions paid by the Colorado Tax-Free Fund, to the extent that such distributions qualify as exempt-interest distributions and are attributable to (i) interest earned on any obligation of Colorado or its political subdivisions issued on or after May 1, 1980, which interest is exempt from federal income taxation under Section 103(a) of the Code, (ii) interest earned on any obligation of Colorado or its political subdivisions issued before May 1, 1980 to the extent that such interest is specifically exempt from income taxation under the Colorado state laws authorizing the issuance of such obligations, or (iii) interest on obligations of the United States or its possessions included in federal adjusted gross income. All other distributions, including distributions attributable to capital gain, generally will be subject to the Colorado individual and corporate income taxes.

Shareholders of the Colorado Tax-Free Fund should consult their own tax advisers about other state and local tax consequences of their investment in the Colorado Tax-Free Fund.

Additional Considerations for the Minnesota Tax-Free Fund. Shareholders of the Minnesota Tax-Free Fund (“Minnesota Fund”), who are individuals, estates, or trusts and who are subject to the regular Minnesota individual income tax will not be subject to such regular Minnesota tax on Minnesota Fund distributions to the extent that such distributions qualify as exempt-interest distributions which are derived from interest income on tax-exempt obligations of the State of Minnesota, or its political or governmental subdivisions, municipalities, governmental agencies, or instrumentalities (“Minnesota Sources”). The foregoing will apply, however, only if the portion of the exempt-interest distributions from such Minnesota Sources that is paid to all shareholders represents 95% or more of the exempt-interest distributions that are paid by the Fund. If the 95% test is not met, all exempt-interest distributions that are paid by the Minnesota Fund generally will be subject to the regular Minnesota individual income tax. Even if the 95% test is met, to the extent that exempt-interest distributions that are paid by the Minnesota Fund are not derived from the Minnesota Sources described in the first sentence of this paragraph, such distributions generally will be subject to the regular Minnesota individual income tax. Other distributions of the Minnesota Fund, including distributions attributable to net short-term and long-term capital gain, generally are not exempt from the regular Minnesota individual income tax.

State legislation enacted in 1995 provides that it is the intent of the Minnesota legislature that interest income on obligations of Minnesota governmental units, including obligations of the Minnesota Sources described above, and exempt-interest distributions that are derived from interest income on such obligations, be included in the net income of individuals, estates, and trusts for Minnesota income tax purposes if it is judicially determined that the exemption by Minnesota of such interest or such exempt-interest distributions unlawfully discriminates against interstate commerce because interest income on obligations of governmental issuers located in other states, or exempt-interest dividends derived from such obligations, is so included. This provision provides that it applies to taxable years that begun during or after the calendar year in which such judicial decision becomes final, regardless of the date on which the obligations were issued, and that other remedies apply for previous taxable years. The United States Supreme Court in 1995 denied certiorari in a case in which an Ohio state court upheld an exemption for interest income on obligations of Ohio governmental issuers, even though interest income on obligations of non-Ohio governmental issuers was subject to tax. In 1997, the United States Supreme Court denied certiorari in a subsequent case from Ohio, involving the same taxpayer and the same issue, in which the Ohio Supreme Court refused to reconsider the merits of the case on the ground that the previous final state court judgment barred any claim arising out of the transaction that was the subject of the previous action. It cannot be predicted whether a similar case will be brought in Minnesota or elsewhere, or what the outcome of such case would be.

Subject to certain limitations that are set forth in the Minnesota rules, Minnesota Fund distributions to shareholders who are individuals, estates, or trusts that are derived from interest on certain United States obligations are not subject to the regular Minnesota individual income tax or the Minnesota alternative minimum tax. However, Minnesota Fund distributions, including exempt-interest distributions, are not excluded in determining the Minnesota franchise tax on corporations that is measured by taxable income and alternative minimum taxable income. The Fund’s distributions may also be taken into account in certain cases in determining the minimum fee that is imposed on corporations, S corporations, and partnerships.

Minnesota presently imposes an alternative minimum tax on individuals, estates, and trusts that is based, in part, on such taxpayers’ federal alternative minimum taxable income, which includes federal tax preference items. As described above, the Code provides that interest on specified private activity bonds is a federal tax preference item, and that a exempt-interest distribution constitutes a federal tax preference item to the extent of its proportionate share of the interest on such private activity bonds. Accordingly, exempt-interest distributions that are attributable to such private activity bond interest, even though they are derived from the Minnesota Sources described above, will be included in the base upon which such Minnesota Sources described above generally is also subject to the Minnesota alternative minimum tax.

Additional Considerations for the Nebraska Tax-Free Fund. Individuals, trusts, estates and corporations subject to the Nebraska income tax will not be subject to such tax on distributions paid by the Nebraska Tax-Free Fund so long as the Fund continues to be a RIC and to the extent that such distributions qualify as exempt-interest distributions and are attributable to (i) interest earned on Nebraska municipal securities to the extent that such interest is specifically exempt from the Nebraska income tax and the Nebraska alternative minimum tax; or (ii) interest on obligations of the United States or its territories and possessions to the extent included in federal adjusted gross income but exempt from state income taxes under the laws of the United States. Capital gain distributions generally will receive the same characterization for Nebraska income tax purposes. Additionally, if a shareholder is subject to the Nebraska financial institutions’ franchise tax, fund distributions may effect the determination of such shareholder’s franchise tax.

All shareholders of the Nebraska Tax-Free Fund should consult their own tax advisers about other state and local tax consequences of their investment in the Fund.

Additional Considerations for the Wisconsin Tax-Free Fund. Shareholders of the Wisconsin Tax-Free Fund who are subject to Wisconsin income tax generally will not be subject to such tax on distributions from the Wisconsin Tax-Free Fund to the extent the distributions are of Wisconsin exempt interest income. Wisconsin exempt interest income generally includes interest from:

1.	public housing authority bonds issued by municipalities located in Wisconsin;

2.	Wisconsin Housing Finance Authority bonds;

3.	Wisconsin municipal redevelopment authority bonds;

4.	Wisconsin higher education bonds;

5.	Wisconsin Housing and Economic Development Authority bonds issued on or after January 1, 2004, if the bonds are issued to fund multifamily affordable housing projects or elderly housing projects;

6.	Wisconsin Housing and Economic Development Authority bonds issued before January 29, 1987, except business development revenue bonds, economic development revenue bonds, and Community Housing Alternatives Program housing revenue bonds;

7.	certain Wisconsin Housing and Economic Development Authority bonds used to fund an economic development loan to finance construction, renovation, or development of property that would be exempt from property taxes as a professional sports or entertainment home stadium;

8.	public housing agency bonds issued before January 29, 1987, by agencies located outside Wisconsin where the interest therefrom qualifies for exemption from federal taxation for a reason other than or in addition to section 103 of the Internal Revenue Code;

9.	local exposition district bonds;

10.	Wisconsin professional baseball park district bonds;

11.	bonds issued by the Government of Puerto Rico, Guam, the Virgin Islands or, for bonds issued after October 16, 2004, the Government of American Samoa;

12.	local cultural arts district bonds;

13.	Wisconsin professional football stadium district bonds;

14.	certain District of Columbia general obligation bonds issued prior to January 29, 1987 where the interest from the bonds qualifies for exemption from federal income for a reason other than or in addition to section 103 of the Internal Revenue Code;

15.	certain Virgin Islands Housing Authority bonds issued prior to January 29, 1987 where the interest from the bonds qualifies for exemption from federal income for a reason other than or in addition to section 103 of the Internal Revenue Code;

16.	certain United States obligations; and

17.	other obligations the interest on which federal law prohibits the states from taxing.

Other distributions from the Wisconsin Tax-Free Fund generally will be subject to Wisconsin income tax.

This section is not intended to be a complete discussion of the state and local tax consequences of investing in the Wisconsin Tax-Free Fund. Shareholders of the Wisconsin Tax-Free Fund should consult their own tax advisers about the state and local tax consequences of their investment in the Wisconsin Tax-Free Fund.

PROXY VOTING POLICIES AND PROCEDURES

The Trusts and Funds Management have adopted policies and procedures (“Procedures”) that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders.

The responsibility for voting proxies relating to the Funds’ portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While the Funds do not purchase securities to exercise control or to seek to effect corporate change through share ownership, they support sound corporate governance practices within companies in which they invest and reflect that support through their proxy voting process.

Funds Management has established a Proxy Voting Committee (the “Proxy Committee”) that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted. Furthermore, Funds Management may solicit the input of underlying portfolio managers advising the Funds on particular issues.

The Procedures set forth Funds Management’s general position on various proposals, such as:

•	Routine Items – Funds’ Management will generally vote for the ratification of auditors, uncontested director or trustee nominees, name changes in company name, and other procedural matters related to annual meetings.

•	Corporate Governance – Funds Management will generally vote for charter and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification.

•	Anti-Takeover Matters – Funds Management generally will vote for proposals that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company’s poison pill.

•	Mergers/Acquisitions and Corporate Restructurings – Funds’ Management’s Proxy Committee will examine these items on a case-by-case basis.

•	Shareholder Rights – Funds Management will generally vote against proposals that may restrict shareholder rights.

In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.

In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Funds’ voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, either the Proxy Committee will instruct the proxy voting agent to vote in accordance with the recommendation the proxy voting agent makes to its clients generally, or the Trust’s Board will exercise its authority to vote on the matter. In addition, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a sub-adviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.

In order to not hinder possible economic benefits to the Funds and Fund shareholders, Funds Management will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions. In addition, securities on loan will typically not be recalled to facilitate voting. However, if the standing Proxy Committee determines that the importance of the matter to be voted upon outweighs any potential loss of benefits or revenue, the security will be recalled for voting.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available annually on the Commission’s website at http://www.sec.gov.

POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS

The Trusts and Funds Management have adopted policies and procedures to govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the Funds. For purposes of these procedures, the term, “portfolio holdings” means the stock and bonds held by a Fund and does not include the cash investments or other derivative positions held by the Fund. Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund’s portfolio securities or for any ongoing arrangements to make available information about a Fund’s portfolio securities.

Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Wells Fargo Master Trust and Wells Fargo Variable Trust) will be available on the Funds’ Web site until updated for the next applicable period. Funds Management may withhold any portion of a Fund’s portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the Web site, it may be further disseminated without restriction.

1.	Complete Holdings. The complete portfolio holdings for each Fund shall be made publicly available on the Funds’ Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis.

2.	Top Ten Holdings. Top ten holdings information for each Fund shall be made publicly available on the Funds’ Web site on a monthly, seven-day or more delayed basis.

3.	Fund of Funds Structure. A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund’s target allocations between or among its fixed-income and/or equity investments may be posted to the Funds’ Web site simultaneous with the change.

Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on Form N-Q, in each instance within 60 days of the end of the Fund’s fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds’ full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

Each Fund’s complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund’s semi-annual and annual reports. Each Fund’s complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund’s first and third fiscal quarters.

List of Approved Recipients. The following list describes the limited circumstances in which a Fund’s portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds’ Web site. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

A.	Sub-Advisers. Sub-advisers shall have full daily access to fund holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

B.	Money Market Portfolio Management Team. The money market portfolio management team at Wells Capital Management shall have full daily access to daily transaction information across the Wells Fargo Advantage FundsSM for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

C.	Funds Management/Wells Fargo Funds Distributor, LLC.

1.	Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC’s Datapath system.

2.	Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.

3.	Funds Management and Wells Fargo Funds Distributor, LLC personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund’s target allocations that result in a shift between or among its fixed-income and/or equity investments.

D.	External Servicing Agents. Appropriate personnel that assist in the review and/or processing of Fund portfolio transactions employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. Funds Management utilizes the services of Institutional Shareholder Services (“ISS”) and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

E.	Rating Agencies. S&P and Moody’s receive full Fund holdings for rating purposes. S&P may receive holdings information weekly on a seven-day delayed basis. Moody’s may receive holdings information monthly on a seven-day delayed basis.

Additions to List of Approved Recipients. Any additions to the above list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient’s relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter, or any affiliated person of the Fund.

Funds Management Commentaries. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund if such disclosure does not result in the disclosure of current portfolio holdings information any sooner than on a monthly 30-day delayed basis (or on a monthly 7-day delayed basis for a top-ten holding) and such disclosure does not constitute material nonpublic information, which for this purpose, means information that would convey any advantage to a recipient in making an investment decision concerning a Fund.

Board Approval. The Board shall review and reapprove these procedures, including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and make any changes that they deem appropriate.

CAPITAL STOCK

The Funds are twelve of the funds in the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware statutory trust on March 10, 1999.

Most of the Trust’s funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Trust’s funds also are authorized to issue other classes of shares, which are sold either to institutional or direct-to-fund investors. Each share in a Fund represents an equal, proportionate interest in the Fund with all other shares. Shareholders bear their pro rata portion of the Fund’s operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other funds or classes of shares offered.

With respect to matters affecting one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by Series, except where voting by a Series is required by law or where the matter involved only affects one Series. For example, a change in a Fund’s fundamental investment policy affects only one Series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory agreement, since it affects only one Fund, is a matter to be determined separately by Series. Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other Series to approve the proposal as to those Series.

As used in the Prospectuses and in this SAI, the term “majority,” when referring to approvals to be obtained from shareholders of a class of shares of a Fund, means the vote of the lesser of (i) 67% of the shares of the class represented at a meeting if the holders of more than 50% of the outstanding shares of the class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the class of the Fund. The term “majority,” when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term “majority,” when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust’s shares represented at a meeting if the holders of more than 50% of the Trust’s outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust’s outstanding shares.

Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued, will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund or portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

Set forth below, as of October 5, 2005, is the name, address and share ownership of each person known by the Trust to have beneficial or record ownership of 5% or more of a class of a Fund or 5% or more of the voting securities as a whole. The term “N/A” is used where a shareholder holds 5% or more of a class, but less than 5% of a Fund as a whole.

5% OWNERSHIP AS OF OCTOBER 5, 2005

Fund	Name And Address	Type of Ownership	Percentage of Class
California Limited-Term Tax-Free

Class A	PFPC BROKERAGE SERVICES FBO WELLS FARGO ATTN MITCH BLOOMFIELD 420 MONTGOMERY ST 5TH FL MAC A0101-057 SAN FRANCISCO CA 94104-1207	Record	6.43%

	WELLS FARGO BROKERAGE SERVICES, LLC NORTHSTAR BUILDING EAST - 9TH FLOOR 608 SECOND AVENUE, SOUTH MINNEAPOLIS MN 55402-1916	Record	6.29%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN MUTUAL FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Record	5.82%

	WELLS FARGO INVESTMENTS LLC 608 SECOND AVENUE SOUTH 8TH FL MINNEAPOLIS MN 55402-1927	Record	5.10%

Class C	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN MUTUAL FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Record	7.11%

Administrator Class	WELLS FARGO BANK NA FBO WF CA LTD TRM TX FR OMNIBUS ATTN: MUTUAL FUND OPS PO BOX 1533 MINNEAPOLIS MN 55480-1533	Record	76.05%

	WELLS FARGO BANK NA FBO WF CA LTD TRM TX FR OMNIBUS ATTN: MUTUAL FUND OPS PO BOX 1533 MINNEAPOLIS MN 55480-1533	Record	10.73%

California Tax-Free

Class A	NONE	N/A	NONE

Class B	NONE	N/A	NONE

Class C	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN MUTUAL FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Record	6.00%

Administrator Class	WELLS FARGO BANK NA, FBO WELLS FARGO CA TAX-FREE BD FD CL I ATTN: MUTUAL FUND OPERATIONS PO BOX 1533 MINNEAPOLIS MN 55480-1533	Record	52.55%

Fund	Name And Address	Type of Ownership	Percentage of Class
	WELLS FARGO BANK NA, FBO WELLS FARGO CA TAX-FREE BD FD CL I ATTN: MUTUAL FUND OPERATIONS PO BOX 1533 MINNEAPOLIS MN 55480-1533	Record	26.31%

	WELLS FARGO BANK NA, FBO WELLS FARGO CA TAX-FREE BD FD CL I ATTN: MUTUAL FUND OPERATIONS PO BOX 1533 MINNEAPOLIS MN 55480-1533	Record	6.71%

Colorado Tax-Free

Class A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT EXCLUSIVELY FBO THE CUSTOMERS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4122	Record	7.45%

	WELLS FARGO INVESTMENTS LLC 608 SECOND AVENUE SOUTH 8TH FL MINNEAPOLIS MN 55402-1927	Record	5.29%

Class B	AMERICAN ENTERPRISE INVESTMENT SERVICES FBO PO BOX 9446 MINNEAPOLIS MN 55440-9446	Record	5.71%

Administrator Class	WELLS FARGO BANK NA, FBO COLORADO TAX FREE FUND I ATTN: MUTUAL FUND OPS PO BOX 1533 MINNEAPOLIS MN 55480-1533	Record	86.93%

	JONATHAN F SAWYER & LYNN M SAWYER JTWROS 7210 EMPIRE DR BOULDER CO 80303-5004	Record	5.86%

Intermediate Tax-Free

Investor Class	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4122	Record	39.29%

	WELLS FARGO FUNDS MANAGEMENT LLC EXCLUSIVE BENEFIT OF ITS CUSTOMERS STRONG ADVISOR PROGRAM 525 MARKET ST, MAC# A0103-122 SAN FRANCISCO CA 94105-2708	Record	10.955%
	NFS LLC FEBO SKYWEST INC ATTN: MIKE KRAUPP 444 S RIVER RD ST GEORGE UT 84790-2085	Record	5.37%

Fund	Name And Address	Type of Ownership	Percentage of Class
Minnesota Tax-Free

Class A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT EXCLUSIVELY FBO THE CUSTOMERS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4122	Record	10.50%

	AMERICAN ENTERPRISE INVESTMENT SERVICES FBO PO BOX 9446 MINNEAPOLIS MN 55440-9446	Record	5.04%

Class B	NONE	N/A	NONE

Class C	WELLS FARGO INVESTMENTS LLC 625 MARQUETTE AVE S 13TH FLOOR MINNEAPOLIS MN 55402-2308	Record	24.23%

	AMERICAN ENTERPRISE INVESTMENT SERVICES FBO PO BOX 9446 MINNEAPOLIS MN 55440-9446	Record	19.79%

	WELLS FARGO INVESTMENTS LLC 625 MARQUETTE AVE S 13TH FLOOR MINNEAPOLIS MN 55402-2308	Record	8.97%

	WELLS FARGO INVESTMENTS LLC 625 MARQUETTE AVE S 13TH FLOOR MINNEAPOLIS MN 55402-2308	Record	8.53%

	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	Record	5.70%

	WELLS FARGO INVESTMENTS LLC 625 MARQUETTE AVE S 13TH FLOOR MINNEAPOLIS MN 55402-2308	Record	5.57%

	WELLS FARGO INVESTMENTS LLC 625 MARQUETTE AVE S 13TH FLOOR MINNEAPOLIS MN 55402-2308	Record	5.26%

	LEON J GRAHN & PATRICIA H GRAHN JTWROS 6520 12TH AVE S MINNEAPOLIS MN 55423-1714	Record	5.04%

Class Z	KENNETH D ALLEN & SUSAN B ALLEN JTWROS 23040 STRATFORD PL EXCELSIOR MN 55331-3261	Record	7.39%

	WELLS FARGO INVESTMENTS LLC 625 MARQUETTE AVE S 13TH FLOOR MINNEAPOLIS MN 55402-2308	Record	7.17%

Fund	Name And Address	Type of Ownership	Percentage of Class
	MICHAEL R BENDEL-STENZEL & ELLEN M BENDEL-STENZEL JTWROS 3617 W 55TH ST EDINA MN 55410-2308	Record	5.90%

Administrator Class	WELLS FARGO BANK NA, FBO MINNESOTA TAX FREE I ATTN: MUTUAL FUND OPS PO BOX 1533 MINNEAPOLIS MN 55480-1533	Record	42.92%

	WELLS FARGO BANK NA, FBO MINNESOTA TAX FREE I ATTN: MUTUAL FUND OPS PO BOX 1533 MINNEAPOLIS MN 55480-1533	Record	37.40%

	WELLS FARGO BANK NA, FBO MINNESOTA TAX FREE I ATTN: MUTUAL FUND OPS PO BOX 1533 MINNEAPOLIS MN 55480-1533	Record	11.29%

Municipal Bond

Class A	NONE	N/A	NONE

Class B	NONE	N/A	NONE

Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEERLAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	Record	26.54%

	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	Record	18.55%

	NFS LLC FEBO LEE FAMILY TRUST WOON S LEE DOGWOOD LN ALPINE NJ 07620	Record	8.78%

	FIRST CLEARING LLC DR. MILES E NUDDLEMAN & PATRICIA ANN NUDDLEMAN 1825 STERLING PL LIVERMORE CA 94550-6011	Record	6.89%

	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	Record	5.48%

	SUSANA FONTICOBA 10 RIDGE DR EAST HANOVER NJ 07936-3411	Record	5.02%

Administrator Class	NONE	N/A	NONE

Fund	Name And Address	Type of Ownership	Percentage of Class
Investor Class	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4122	Record	8.23%

	NORTHWESTERN UNIVERSITY TR GEORGE WILLIAM TARRY TRUST U/A DTD 06/07/76 AMD 09/23/92 1800 SHERMAN AVE STE 400 EVANSTON IL 60201-3788	Record	5.15%

National Limited-Term Tax-Free

Class A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT EXCLUSIVELY FBO THE CUSTOMERS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4122	Record	14.40%

	WELLS FARGO INVESTMENTS LLC 608 SECOND AVENUE SOUTH 8TH FL MINNEAPOLIS MN 55402-1916	Record	10.07%

	WELLS FARGO INVESTMENTS LLC 608 SECOND AVENUE SOUTH 8TH FL MINNEAPOLIS MN 55402-1916	Record	7.33%

	WELLS FARGO INVESTMENTS LLC 608 SECOND AVENUE SOUTH 8TH FL MINNEAPOLIS MN 55402-1916	Record	7.29%

	WELLS FARGO INVESTMENTS LLC 608 SECOND AVENUE SOUTH 8TH FL MINNEAPOLIS MN 55402-1916	Record	7.03%

	WELLS FARGO INVESTMENTS LLC 625 MARQUETTE AVE 2 13TH FLOOR MINNEAPOLIS MN 55402-2308	Record	6.87%

	WELLS FARGO INVESTMENTS LLC 608 SECOND AVENUE SOUTH 8TH FL MINNEAPOLIS MN 55402-1916	Record	5.58%

	WELLS FARGO INVESTMENTS LLC 608 SECOND AVENUE SOUTH 8TH FL MINNEAPOLIS MN 55402-1916	Record	5.18%

Class B	WELLS FARGO INVESTMENTS LLC 608 SECOND AVENUE SOUTH 8TH FL MINNEAPOLIS MN 55402-1916	Record	23.61%

	WELLS FARGO INVESTMENTS LLC 608 SECOND AVENUE SOUTH 8TH FL MINNEAPOLIS MN 55402-1916	Record	16.71%

	WELLS FARGO INVESTMENTS LLC 608 SECOND AVENUE SOUTH 8TH FL MINNEAPOLIS MN 55402-1916	Record	16.11%

Fund	Name And Address	Type of Ownership	Percentage of Class
	WELLS FARGO INVESTMENTS LLC 608 SECOND AVENUE SOUTH 8TH FL MINNEAPOLIS MN 55402-1916	Record	13.35%

	WELLS FARGO INVESTMENTS LLC 608 SECOND AVENUE SOUTH 8TH FL MINNEAPOLIS MN 55402-1916	Record	11.33%

	WELLS FARGO INVESTMENTS LLC 608 SECOND AVENUE SOUTH 8TH FL MINNEAPOLIS MN 55402-1916	Record	8.05%

Class C	WELLS FARGO INVESTMENTS LLC 608 SECOND AVENUE SOUTH 8TH FL MINNEAPOLIS MN 55402-1916	Record	33.04%

	WELLS FARGO INVESTMENTS LLC 608 SECOND AVENUE SOUTH 8TH FL MINNEAPOLIS MN 55402-1916	Record	23.24%

	AMERICAN ENTERPRISE INVESTMENT SERVICES FBO PO BOX 9446 MINNEAPOLIS MN 55440-9446	Record	16.16%

	WELLS FARGO INVESTMENTS LLC 608 SECOND AVENUE SOUTH 8TH FL MINNEAPOLIS MN 55402-1916	Record	13.81%

Administrator Class	WELLS FARGO BANK NA, FBO LIMITED TERM TAX-FREE FUND I ATTN: MUTUAL FUND OPS PO BOX 1533 MINNEAPOLIS MN 55480-1533	Record	66.79%

	WELLS FARGO BANK NA, FBO LIMITED TERM TAX-FREE FUND I ATTN: MUTUAL FUND OPS PO BOX 1533 MINNEAPOLIS MN 55480-1533	Record	16.34%

	WELLS FARGO BANK NA, FBO LIMITED TERM TAX-FREE FUND I ATTN: MUTUAL FUND OPS PO BOX 1533 MINNEAPOLIS MN 55480-1533	Record	12.68%

National Tax-Free

Class A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT EXCLUSIVELY FBO THE CUSTOMERS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4122	Record	5.62%

Class B	AMERICAN ENTERPRISE INVESTMENT SERVICES FBO PO BOX 9446 MINNEAPOLIS MN 55440-9446	Record	5.17%

Fund	Name And Address	Type of Ownership	Percentage of Class
Class C	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN MUTUAL FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Record	8.73

	WELLS FARGO INVESTMENTS LLC 608 SECOND AVENUE SOUTH 8TH FL MINNEAPOLIS MN 55402-1916	Record	8.63%

	AMERICAN ENTERPRISE INVESTMENT SERVICES FBO PO BOX 9446 MINNEAPOLIS MN 55440-9446	Record	6.18%

Administrator Class	WELLS FARGO BANK NA, FBO TAX FREE INCOME FUND I ATTN: MUTUAL FUND OPS PO BOX 1533 MINNEAPOLIS MN 55480-1533	Record	68.77%

	WELLS FARGO BANK NA, FBO TAX FREE INCOME FUND I ATTN: MUTUAL FUND OPS PO BOX 1533 MINNEAPOLIS MN 55480-1533	Record	14.61%

	WELLS FARGO BANK NA, FBO TAX FREE INCOME FUND I ATTN: MUTUAL FUND OPS PO BOX 1533 MINNEAPOLIS MN 55480-1533	Record	9.43%

Nebraska Tax-Free Fund

Administrator Class	WELLS FARGO BANK NA, FBO NEBRASKA TAX FREE CL I - CASH/CASH ATTN: MUTUAL FUND OPS PO BOX 1533 MINNEAPOLIS MN 55480-1533	Record	88.84%

Short-Term Municipal Bond

Class C	MERRILL LYNCH PIERCE FENNER & SMITH INC MERRILL LYNCH FIN DATA SERVICES ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Record	73.87%

	RAYMOND JAMES & ASSOC INC FBO HOLMES TJ 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Record	13.09%

	AMERICAN ENTERPRISE INVESTMENT SERVICES FBO PO BOX 9446 MINNEAPOLIS MN 55440-9446	Record	7.82%

Fund	Name And Address	Type of Ownership	Percentage of Class
Investor Class	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4122	Record	23.14%

Advisor Class	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4122	Record	87.75%

Ultra Short-Term Municipal Income

Advisor Class	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4122	Record	87.82%

Institutional Class	DRAKE & CO FBO JOHN MALANDRO C/O SMITH BARNEY 333 W 34TH ST FL 7 NEW YORK NY 10001-2402	Record	23.60%

	US NATURAL RESOURCES INC 8000 NE PARKWAY DR STE 100 VANCOUVER WA 98662-6738	Record	16.17%

	WELLS FARGO BANK NA FBO HOLLO TIBOR – STAM IMA PO BOX 1533 MINNEAPOLIS MN 55480-1533	Record	15.78%

	NATIONAL FINANCIAL SERVICES CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOM ATTN MUTUAL FUNDS DEPT 5TH FL ONE WORLD FINANCIAL CENTER 200 LIBERTY ST NEW YORK NY 10281-1003	Record	5.91%

Investor Class	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4122	Record	8.48%

Wisconsin Tax-Free

Class C	AMERICAN ENTERPRISE INVESTMENT SVCS FBO P.O BOX 9446 MINNEAPOLIS MN 55440-9446	Record	97.10%

Fund	Name And Address	Type of Ownership	Percentage of Class
Investor Class	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4122	Record	20.05%

*	These Funds commenced operations on April 11, 2005.

For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to “control” such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund), or is identified as the holder of record of more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

OTHER

The Trust’s Registration Statement, including the Prospectuses and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. Statements contained in the Prospectuses or the SAI as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP has been selected as the independent registered public accounting firm for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP’s address is 1601 Market Street, Philadelphia, PA 19103.

FINANCIAL INFORMATION

The portfolios of investments and audited financial statements for the Funds for the fiscal year ended June 30, 2005, are hereby incorporated by reference to the Funds’ Annual Report.

APPENDIX

The following is a description of the ratings given by S&P and Moody’s to corporate and municipal bonds and corporate and municipal commercial paper.

Corporate Bonds

S&P

S&P rates the long-term debt obligations issued by various entities in categories ranging from “AAA” to “D,” according to quality, as described below. The first four ratings denote investment-grade securities.

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments.

B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Debt CCC is currently vulnerable and is dependent upon favorable business, financial, and economic conditions to meet timely interest and principal payments.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

CC - Debt rated CC is currently highly vulnerable to nonpayment. Debt rated CC is subordinate to senior debt rated CCC.

C - Debt rated C is currently highly vulnerable to nonpayment. Debt rated C is subordinate to senior debt rated CCC-. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. Debt rated C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D - Debt rated D is currently in default, where payment of interest and/or repayment of principal is in arrears.

Moody’s

Moody’s rates the long-term debt obligations issued by various entities in categories ranging from “Aaa” to “C,” according to quality, as described below. The first four denote investment-grade securities.

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk, and interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the

1-1

various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such bonds comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes and are to be considered upper to medium investment-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered medium-grade (and still investment-grade) obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest rated class of bonds. Such bonds can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers (1, 2 and 3) to rating categories. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody’s believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

Short-Term Issue Credit Ratings (including Commercial Paper)

S&P:

A-1 - Debt rated A-1 is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 - Debt rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 - Debt rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B - Debt rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

2-2

C - Debt rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D - Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Moody’s:

Prime-1: Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuers rated Prime-2 have a strong ability to repay senior short-term debt obligations, but earnings trends, while sound, will be subject to more variation.

Prime-3: Issuers rated Prime-3 have acceptable credit quality and an adequate capacity for timely payment of short-term deposit obligations.

Not Prime: Issuers rated Not Prime have questionable to poor credit quality and an uncertain capacity for timely payment of short-term deposit obligations.

3-3

WELLS FARGO FUNDS TRUST

File Nos. 333-74295; 811-09253

PART C

OTHER INFORMATION

Item 23.	Exhibits.

Exhibit Number		Description

(a)	-	Amended and Restated Declaration of Trust, incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.

(b)	-	Not Applicable.

(c)	-	Not Applicable.

(d)(1)(i)	-	Amended and Restated Investment Advisory Agreement with Wells Fargo Funds Management, LLC, filed herewith.

(ii)	-	Amended and Restated Fee and Expense Agreement among Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002; Schedule A, incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.

(2)(i)	-	Investment Sub-Advisory Agreement with Barclays Global Fund Advisors, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001.

(ii)	-	Investment Sub-Advisory Agreement with Galliard Capital Management, Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Appendix A and Schedule A, filed herewith.

(iii)	-	Investment Sub-Advisory Agreement with Peregrine Capital Management, Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Appendix A and Schedule A, filed herewith.

(iv)	-	Investment Sub-Advisory Agreement with Schroder Investment Management North America Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 58, filed June 9, 2003.

(v)	-	Investment Sub-Advisory Agreement with Smith Asset Management Group, L.P., incorporated by reference to Post-Effective Amendment No. 49, filed November 1, 2002; Appendix A and Schedule A, filed herewith.

(vi)	-	Investment Sub-Advisory Agreement with Wells Capital Management Incorporated, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001; Appendix A, Schedule A, and Appendix A to Schedule A, incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.

(vii)	-	Investment Sub-Advisory Agreement with RCM Capital Management, LLC (formerly Dresdner RCM Global Investors, LLC), incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002; Schedule A, incorporated by reference to Post-Effective Amendment No. 58, filed June 9, 2003; Appendix A, incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.

(viii)	-	Not Applicable.

(ix)	-	Not Applicable.

(x)	-	Not Applicable.

(xi)	-	Investment Sub-Advisory Agreement with Systematic Financial Management, L.P., incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003; Appendix A, incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.

(xii)	-	Investment Sub-Advisory Agreement with LSV Asset Management, incorporated by reference to Post-Effective Amendment No. 69, filed January 30, 2004.

(xiii)	-	Investment Sub-Advisory Agreement with Cooke & Bieler, L.P., incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004; Appendix A, incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.

(xiv)	-	Investment Sub-Advisory Agreement with Artisan Partners Limited Partnership, incorporated by reference to Post-Effective Amendment No. 82, filed March 1, 2005.

(xv)	-	Investment Sub-Advisory Agreement with LSV Asset Management, incorporated by reference to Post-Effective Amendment No. 82, filed March 1, 2005.

(xvi)	-	Investment Sub-Advisory Agreement with New Star Institutional Managers Limited, incorporated by reference to Post-Effective Amendment No. 82, filed March 1, 2005.

(xvii)	-	Investment Sub-Advisory Agreement with Matrix Asset Advisors, Inc., incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.

(e)	-	Distribution Agreement with Wells Fargo Funds Distributor, LLC, incorporated by reference to Post-Effective Amendment No. 84, filed July 1, 2005; Schedule I, filed herewith.

(f)	-	Not Applicable.

(g)(1)	-	Not Applicable.

(2)	-	Amended and Restated Custody Agreement with Wells Fargo Bank, N.A., incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.

(i)	-	Delegation Agreement (17f-5) with Wells Fargo Bank, N.A., incorporated by reference to Post-Effective Amendment No. 75, filed August 1, 2004; Exhibit A, filed herewith.

(3)	-	Amended and Restated Securities Lending Agreement by and among Wells Fargo Funds Trust, Wells Fargo Funds Management, LLC and Wells Fargo Bank, N.A., filed herewith.

(4)	-	Not Applicable.

(h)(1)	-	Administration Agreement with Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 65, filed August 15, 2003; Appendix A, incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.

(2)	-	Accounting Services Agreement with PFPC Inc., along with Amended and Restated Letter Agreement, incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.

(3)	-	Transfer Agency and Service Agreement with Boston Financial Data Services, Inc., incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000; Amendment to Transfer Agreement, incorporated by reference to Post-Effective Amendment No. 65, filed August 15, 2003; Schedule A, incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.

(4)	-	Shareholder Servicing Plan, incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000; Appendix A, incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.

(5)	-	Shareholder Servicing Agreement, incorporated by reference to Post-Effective Amendment No. 8, filed December 17, 1999.

(i)	-	Legal Opinion, filed herewith.

(j)(A)	-	Consent of the Independent Registered Public Accounting Firm, filed herewith.

(j)(1)	-	Not Applicable.

(2)	-	Not Applicable.

(3)	-	Not Applicable.

(4)	-	Power of Attorney, Thomas S. Goho, incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.

(5)	-	Power of Attorney, Peter G. Gordon, incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.

(6)	-	Not Applicable.

(7)	-	Power of Attorney, Richard M. Leach, incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.

(8)	-	Power of Attorney, J. Tucker Morse, incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.

(9)	-	Power of Attorney, Timothy J. Penny, incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.

(10)	-	Power of Attorney, Donald C. Willeke, incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.

(11)	-	Not Applicable.

(12)	-	Power of Attorney, Karla M. Rabusch, incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.

(13)	-	Not Applicable.

(14)	-	Power of Attorney, Stacie D. DeAngelo, incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.

(k)	-	Not Applicable.

(l)	-	Not Applicable.

(m)	-	Rule 12b-1 Plan, filed herewith.

(n)	-	Rule 18f-3 Plan, incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.

(o)	-	Not Applicable.

(p)(1)	-	Joint Code of Ethics for Funds Trust, Master Trust and Variable Trust, filed herewith.

(2)	-	Joint Code of Ethics for Wells Fargo Funds Management, LLC and Wells Fargo Funds Distributor, LLC, filed herewith.

(3)	-	Barclays Global Investors, N.A. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 77, filed November 1, 2004.

(4)	-	RCM Capital Management, LLC (formerly Dresdner RCM Global Investors, LLC) Code of Ethics, filed herewith.

(5)	-	Galliard Capital Management, Inc. Code of Ethics, filed herewith.

(6)	-	Peregrine Capital Management, Inc. Code of Ethics, filed herewith.

(7)	-	Schroder Investment Management North America Inc. Code of Ethics, filed herewith.

(8)	-	Smith Asset Management Group, L.P. Code of Ethics, filed herewith.

(9)	-	Wells Capital Management Incorporated Code of Ethics, filed herewith.

(10)	-	Not Applicable.

(11)	-	Not Applicable.

(12)	-	Not Applicable.

(13)	-	Systematic Financial Management, L.P. Code of Ethics, filed herewith.

(14)	-	LSV Asset Management Code of Ethics and Personal Trading Policy, filed herewith.

(15)	-	Cooke & Bieler, L.P. Code of Ethics, filed herewith.

(16)	-	Artisan Partners Limited Partnership Code of Ethics, filed herewith.

(17)	-	New Star Institutional Managers Limited Code of Ethics, filed herewith.

(18)	-	Matrix Asset Advisors, Inc. Code of Ethics, filed herewith.

Item 24.	Persons Controlled by or Under Common Control with the Fund.

Registrant believes that no person is controlled by or under common control with Registrant.

Item 25.	Indemnification.

Article IX of the Registrant’s Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant’s Trustees, officers, employees, agents and holders of beneficial interests in the Trust. In addition, the Trustees are empowered under Section 3.9 of the Registrant’s Declaration of Trust to obtain such insurance policies as they deem necessary.

Item 26.	Business and Other Connections of Investment Adviser.

(a) Effective March 1, 2001, Wells Fargo Funds Management, LLC (“Funds Management”) assumed investment advisory responsibilities for each of the Funds. For providing these services, Funds Management is entitled to receive fees at the same annual rates as were applicable under the advisory contract with Wells Fargo Bank, N.A. (“Wells Fargo Bank”). Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001.

To the knowledge of Registrant, none of the directors or officers of Funds Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that they also hold various positions with and engage in business for Wells Fargo Bank.

(b) Barclays Global Fund Advisors (“BGFA”), a wholly owned subsidiary of Barclays Global Investors, N.A. (“BGI”), serves as a sub-adviser to various Funds of Wells Fargo Funds Trust (the “Trust”) and as adviser or sub-adviser to certain other open-end management investment companies. The descriptions of BGFA in Parts A and B of the Registration Statement are incorporated by reference herein. The directors and officers of BGFA also serve as directors or officers of BGI. To the knowledge of the Registrant, none of the directors or officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(c) Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, serves as sub-adviser to various Funds of the Trust. The descriptions of Wells Capital Management in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Wells Capital Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(d) Peregrine Capital Management, Inc. (“Peregrine”), an indirect, wholly owned subsidiary of Wells Fargo & Company, serves as sub-adviser to various Funds of the Trust. The descriptions of Peregrine in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Peregrine is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(e) Schroder Investment Management North America Inc. (“Schroder”), serves as sub-adviser to the Small Cap Opportunities Fund of the Trust. The descriptions of Schroder in Parts A and B of the Registration Statement are incorporated by reference herein. Schroder Capital Management International Limited (“Schroder Ltd.”) is a United Kingdom affiliate of Schroder which provides investment management services to international clients located principally in the United States. Schroder Ltd. and Schroder p.l.c. are located at 31 Gresham St., London ECZV 7QA, United Kingdom. To the knowledge of the Registrant, none of the directors or officers of Schroder is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(f) Galliard Capital Management, Inc. (“Galliard”), an indirect, wholly owned subsidiary of Wells Fargo & Company serves as sub-adviser to various Funds of the Trust. The descriptions of Galliard in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Galliard is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(g) Smith Asset Management Group, L.P. (“Smith”), in which Wells Fargo Bank maintains an indirect, minority-ownership interest, serves as sub-adviser to various Funds of the Trust. The descriptions of Smith in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of this sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(h) RCM Capital Management, LLC (formerly Dresdner RCM Global Investors, LLC) (“RCM”), a wholly owned subsidiary of RCM US Holdings LLC, serves as sub-adviser for the Specialized Technology Fund and Specialized Health Sciences Fund of the Trust. The descriptions of RCM in Parts A and B of the Registration

Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of RCM is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(i) Systematic Financial Management, L.P. (“Systematic”) serves as sub-adviser to the Equity Value Portfolio of Wells Fargo Master Trust (“Master Trust”) in which several Funds of the Trust invest. The descriptions of Systematic in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Systematic is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(j) LSV Asset Management (“LSV”) serves as co-sub-adviser for the International Equity Fund of the Trust and serves as sub-adviser for the International Value Portfolio of Master Trust in which several Funds of the Trust invest. The descriptions of LSV in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of LSV is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(k) Cooke & Bieler, L.P. (“Cooke & Bieler”) serves as sub-adviser for the C&B Mid Cap Value Fund and C&B Tax-Managed Value Fund of the Trust and for the C&B Large Cap Value Portfolio of Master Trust in which the C&B Large Cap Value Fund invests. The descriptions of Cooke & Bieler in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Cooke & Bieler is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(l) Artisan Partners Limited Partnership (“Artisan”) serves as co-sub-adviser for the International Equity Fund of the Trust. The descriptions of Artisan in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Artisan is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(m) New Star Institutional Managers Limited (“New Star”) serves as co-sub-adviser for the International Equity Fund of the Trust, sub-adviser for the Overseas Fund and International Core Fund of the Trust, and sub-adviser for the International Core Portfolio of Master Trust in which several Funds of the Trust invest. The descriptions of New Star in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of New Star is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(n) Matrix Asset Advisors, Inc. (“Matrix”) serves as sub-adviser for the Growth and Income Fund and Large Company Core Fund of the Trust. The descriptions of Matrix in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of New Star is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

Item 27.	Principal Underwriters.

(a) Wells Fargo Funds Distributor, LLC (“Funds Distributor”), distributor for the Registrant, also acts as principal underwriter for Wells Fargo Variable Trust and Wells Fargo Funds Trust, and is the exclusive placement agent for Wells Fargo Master Trust, all of which are registered open-end management investment companies.

(b) The following table provides information for each director and officer of Wells Fargo Funds Distributor, LLC as of April 5, 2005.

(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Fund

Cara Peck Wells Fargo Funds Management, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Director, President & Secretary	None

Kevin J. Scott Wells Fargo Funds Management, LLC 100 Heritage Reserve Menomonee Falls, WI 53051	Treasurer & Chief Financial Officer	None

Dorothy A. Peters Wells Fargo Funds Management, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Chief Compliance Officer	None

Herbert D. Campbell III Wells Fargo Funds Management, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Financial Operations Officer (FINOP)	None

Steven R. Schneider Wells Fargo Funds Management, LLC 100 Heritage Reserve Menomonee Falls, WI 53051	Compliance Officer and Anti-Money Laundering Compliance Officer	None

Carol A. Jones Lorts Wells Fargo Funds Management, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Director	None

(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Fund
Matthew H. Lobas Wells Fargo Funds Management, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Director	None

(c) Not Applicable.

Item 28.	Location of Accounts and Records.

(a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, “Records”) at the offices of Wells Fargo Funds Management, LLC, 525 Market Street, 12th Floor, San Francisco, California 94105.

(b) Wells Fargo Funds Management, LLC maintains all Records relating to its services as investment adviser and administrator at 525 Market Street, 12th Floor, San Francisco, California 94105.

(c) Boston Financial Data Services, Inc. maintains all Records relating to its services as transfer agent at Two Heritage Drive, Quincy, Massachusetts 02171.

(d) Barclays Global Fund Advisors and Barclays Global Investors, N.A. maintain all Records relating to their services as sub-adviser (and through April 12, 2002, as custodian for the Asset Allocation and Index Allocation Funds) at 45 Fremont Street, San Francisco, California 94105.

(e) Wells Fargo Funds Distributor, LLC maintains all Records relating to its services as distributor at 525 Market Street, 12th Floor, San Francisco, California 94105.

(f) Wells Fargo Bank, N.A. (formerly Wells Fargo Bank Minnesota, N.A.) maintains all Records relating to its services as custodian at 6th & Marquette, Minneapolis, Minnesota 55479-0040.

(g) Wells Capital Management Incorporated maintains all Records relating to its services as investment sub-adviser at 525 Market Street, 10th Floor, San Francisco, California 94105.

(h) Peregrine Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402.

(i) Galliard Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 2060, Minneapolis, Minnesota 55402.

(j) Smith Asset Management Group, L.P. maintains all Records relating to its services as investment sub-adviser at 200 Crescent Court, Suite 850, Dallas, Texas 75201.

(k) Schroder Investment Management North America Inc. maintains all Records relating to its services as investment sub-adviser at 875 Third Avenue, 22nd Floor, New York, New York 10022.

(l) RCM Capital Management, LLC (formerly Dresdner RCM Global Investors, LLC) maintains all Records relating to its services as investment sub-adviser at Four Embarcadero Center, San Francisco, California 94111.

(m) Systematic Financial Management, L.P. maintains all Records relating to its services as investment sub-adviser at 300 Frank W. Burr Boulevard, Glenpointe East, 7th Floor, Teaneck, New Jersey 07666.

(n) LSV Asset Management maintains all Records relating to its services as investment sub-adviser at One North Wacker Drive, Suite 4000, Chicago, Illinois 60606.

(o) Cooke & Bieler, L.P. maintains all Records relating to its services as investment sub-adviser at 1700 Market Street, Philadelphia, Pennsylvania 19103.

(p) Artisan Partners Limited Partnership maintains all Records relating to its services as investment sub-adviser at 875 East Wisconsin Avenue, Suite 800, Milwaukee, WI 53202.

(q) New Star Institutional Managers Limited maintains all Records relating to its services as investment sub-adviser at 1 Knightsbridge Green, London, SW1X 7NE, England.

(r) Matrix Asset Advisors, Inc. maintains all Records relating to its services as investment sub-adviser at 747 Third Avenue, 31st Floor, New York, New York 10017.

Item 29.	Management Services.

Other than as set forth under the captions “Organization and Management of the Funds” in the Prospectuses constituting Part A of this Registration Statement and “Management” in the Statements of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30.	Undertakings. Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-1A, pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 1st day of November, 2005.

WELLS FARGO FUNDS TRUST

By:	/s/ CAROL J. LORTS
Carol J. Lorts Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 87 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

* Thomas S. Goho	Trustee

* Peter G. Gordon	Trustee

* Richard M. Leach	Trustee

* J. Tucker Morse	Trustee

* Timothy J. Penny	Trustee

* Donald C. Willeke	Trustee

* Karla M. Rabusch	President (Principal Executive Officer)

* Stacie D. DeAngelo	Treasurer (Principal Financial Officer)

11/1/2005

*By:	/s/ CAROL J. LORTS
Carol J. Lorts
As Attorney-in-Fact November 1, 2005

WELLS FARGO FUNDS TRUST

FILE NOS. 333-74295; 811-09253

EXHIBIT INDEX

EX-99.B(d)(1)(i)	Amended and Restated Investment Advisory Agreement with Wells Fargo Funds Management, LLC

EX-99.B(d)(2)(ii)	Appendix A and Schedule A to the Investment Sub-Advisory Agreement with Galliard Capital Management, Inc.

EX-99.B(d)(2)(iii)	Appendix A and Schedule A to the Investment Sub-Advisory Agreement with Peregrine Capital Management, Inc.

EX-99.B(d)(2)(v)	Appendix A and Schedule A to the Investment Sub-Advisory Agreement with Smith Asset Management Group, L.P.

EX-99.B(e)	Schedule I to the Distribution Agreement with Wells Fargo Funds Distributor, LLC

EX-99.B(g)(2)(i)	Exhibit A to the Delegation Agreement (17f-5) with Wells Fargo Bank, N.A.

EX-99.B(g)(3)	Amended and Restated Securities and Lending Agreement by and among Wells Fargo Funds Trust, Wells Fargo Funds Management, LLC and Wells Fargo Bank, N.A.

EX-99.B(i)	Legal Opinion

EX-99.B(j)(A)	Consent of the Independent Registered Public Accounting Firm

EX-99.B(m)	Rule 12b-1 Plan

EX-99.B(p)(1)	Joint Code of Ethics for Funds Trust, Master Trust and Variable Trust

EX-99.B(p)(2)	Joint Code of Ethics for Wells Fargo Funds Management, LLC and Wells Fargo Funds Distributor, LLC

EX-99.B(p)(4)	RCM Capital Management, LLC (formerly Dresdner RCM Global Investors, LLC) Code of Ethics

EX-99.B(p)(5)	Galliard Capital Management, Inc. Code of Ethics

EX-99.B(p)(6)	Peregrine Capital Management, Inc. Code of Ethics

EX-99.B(p)(7)	Schroder Investment Management North America Inc. Code of Ethics

EX-99.B(p)(8)	Smith Asset Management Group, L.P. Code of Ethics

EX-99.B(p)(9)	Wells Capital Management Incorporated Code of Ethics

EX-99.B(p)(13)	Systematic Financial Management, L.P. Code of Ethics

EX-99.B(p)(14)	LSV Asset Management Code of Ethics and Personal Trading Policy

EX-99.B(p)(15)	Cooke & Bieler, L.P. Code of Ethics

EX-99.B(p)(16)	Artisan Partners Limited Partnership Code of Ethics

EX-99.B(p)(17)	New Star Institutional Managers Limited Code of Ethics

EX-99.B(p)(18)	Matrix Asset Advisors, Inc. Code of Ethics